                                                     Registration No. 2-30070
                                                     Registration No. 811-01705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  76
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  113
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2003 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

EQUI-VEST(R)
Employer-Sponsored Retirement Programs



PROSPECTUS DATED MAY 1, 2003


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.

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WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options"). Each of these contracts may not currently be available in all states.


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 Variable investment options
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 Fixed income
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o AXA Premier VIP Core Bond              o EQ/High Yield
o EQ/Alliance Intermediate Government    o EQ/J.P. Morgan Core Bond
  Securities                             o EQ/Money Market
o EQ/Alliance Quality Bond
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 Domestic stocks
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o AXA Premier VIP Health Care            o EQ/Calvert Socially Responsible
o AXA Premier VIP Large Cap Core         o EQ/Capital Guardian Research
  Equity                                 o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Growth       o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Value        o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap          o EQ/FI Mid Cap
  Growth                                 o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/Janus Large Cap Growth
o AXA Premier VIP Technology             o EQ/Lazard Small Cap Value
o EQ/Aggressive Stock                    o EQ/Marsico Focus
o EQ/Alliance Common Stock               o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income          o EQ/MFS Emerging Growth Companies
o EQ/Alliance Premier Growth             o EQ/MFS Investors Trust
o EQ/Alliance Small Cap Growth           o EQ/Putnam Growth & Income Value
o EQ/Alliance Technology                 o EQ/Putnam Voyager
o EQ/Bernstein Diversified Value         o EQ/Small Company Index
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 International stocks
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o AXA Premier VIP International Equity   o EQ/Emerging Markets Equity
o EQ/Alliance International              o EQ/Putnam International Equity
o EQ/Capital Guardian International
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 Balanced/hybrid
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o EQ/Balanced
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You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of either Class IA or IB/B shares of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date. Fixed maturity options may not be available in your state. Check with your financial professional regarding availability.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2003, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


TYPES OF CONTRACTS. We offer different "series" of contracts for use as:

Employer funded traditional Individual retirement annuities ("IRAs"):
o A simplified employee pension plan ("SEP") sponsored by an employer.
o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST(R) to new employer groups without existing plans.
o SIMPLE IRAs funded by employee salary reduction and employer contributions.

Other employer-sponsored contracts:
o Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations including non-profit organizations and states or local governmental entities.
o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA") for public schools and nonprofit entities under Internal Revenue Code Section 501(c)(3).
o A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

o To fund Internal Revenue Code Section 457 employee deferred compensation ("EDC") plans of state and municipal governments and tax-exempt organizations.

o Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

Minimum contribution amounts of $20 may be made under the contract.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X00473

Contents of this prospectus
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EQUI-VEST(R)
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Index of key words and phrases                                               4
Who is Equitable Life?                                                       6
How to reach us                                                              7
EQUI-VEST(R) employer-sponsored retirement programs
     at a glance -- key features                                             9

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FEE TABLE                                                                   11
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Example: EQUI-VEST(R) series 300                                            13
Example: EQUI-VEST(R) series 100 and 200 contracts                          15

Condensed financial information                                             16

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1. CONTRACT FEATURES AND BENEFITS                                           17
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How you can purchase and contribute to your contract                        17
Owner and annuitant requirements                                            19
How you can make your contributions                                         19
What are your investment options under the contract?                        19
Selecting your investment method                                            24
ERISA considerations for employers                                          25
Allocating your contributions                                               25
Your right to cancel within a certain number of days                        25

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2. DETERMINING YOUR CONTRACT'S VALUE                                        26
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Your account value and cash value                                           26
Your contract's value in the variable investment options                    26
Your contract's value in the guaranteed interest option                     26
Your contract's value in the fixed maturity options                         26

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3. TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                                       27
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Transferring your account value                                             27
Disruptive transfer activity                                                27
Automatic transfer options                                                  27
Investment simplifier                                                       27
Rebalancing your account value                                              28


----------------
"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


2  Contents of this prospectus

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4. ACCESSING YOUR MONEY                                                     29
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Withdrawing your account value                                              29
How withdrawals are taken from your account value                           30
Loans under TSA, governmental EDC and Corporate
     Trusteed contracts                                                     30
Termination                                                                 30
Texas ORP participants                                                      30
When to expect payments                                                     30
Your annuity payout options                                                 31

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5. CHARGES AND EXPENSES                                                     33
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Charges that Equitable Life deducts                                         33
Charges under the contracts                                                 33
For all contract series                                                     37
Charges that the Trusts deduct                                              37
Group or sponsored arrangements                                             37
Other distribution arrangements                                             38

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6. PAYMENT OF DEATH BENEFIT                                                 39
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Your beneficiary and payment of benefit                                     39
How death benefit payment is made                                           39
Beneficiary continuation option                                             39

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7. TAX INFORMATION                                                          41
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Tax information and ERISA matters                                           41
Buying a contract to fund a retirement arrangement                          41
Special rules for tax-favored retirement programs                           41
Additional "Saver's Credit" for salary reduction contributions to
     certain plans or a traditional IRA or Roth IRA                         41
Qualified plans                                                             42
Tax-sheltered annuity arrangements (TSAs)                                   42
Distributions from Qualified Plans and TSAs                                 43
Simplified Employee Pensions (SEPs)                                         45
SIMPLE IRAs (Savings Incentive Match Plan)                                  46
Public and tax-exempt organization employee
     deferred compensation plans (EDC Plans)                                46
Loans from governmental EDC plans                                           48
Traditional Individual Retirement Annuities
     (Traditional IRAs)                                                     48
ERISA matters                                                               54
Certain rules applicable to plans designed
     to comply with Section 404(c) of ERISA                                 55
Federal and state income tax withholding and
     information reporting                                                  55
Federal income tax withholding on periodic annuity payments                 55
Federal income tax withholding on non-periodic annuity
     payments (withdrawals)                                                 55
Mandatory withholding from TSA, governmental EDC
     and qualified plan distributions                                       55
Impact of taxes to Equitable Life                                           56

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8. MORE INFORMATION                                                         57
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About our Separate Account A                                                57
About the Trusts                                                            57
About our fixed maturity options                                            57
About the general account                                                   58
About other methods of payment                                              58
Dates and prices at which contract events occur                             59
About your voting rights                                                    59
About legal proceedings                                                     60
About our independent accountants                                           60
Financial statements                                                        60
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                   60
Funding changes                                                             60
Distribution of the contracts                                               60

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9. INVESTMENT PERFORMANCE                                                   61
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Communicating performance data                                              64

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10. INCORPORATION OF CERTAIN DOCUMENTS
    BY REFERENCE                                                            65
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APPENDICES
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I -- Condensed financial information                                       A-1
II -- Market value adjustment example                                      B-1


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STATEMENT OF ADDITIONAL INFORMATION
    TABLE OF CONTENTS
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                                                  Contents of this prospectus  3

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                   Page                                     Page
   account value                     26    IRA                             cover
   annuitant                         25    investment options                 19
   annuity payout options            31    market timing                      27
   Annuitant-Owned HR-10          cover    nonelective contribution           46
   beneficiary                       39    portfolio                       cover
   business day                      59    processing office                   7
   cash value                        26    Required Beginning Date            54
   contract date                     10    SAI                             cover
   contract date anniversary         10    SEC                             cover
   contract year                     10    Salary reduction contributions     41
   contributions                     17    SARSEP                          cover
   disruptive transfer activity      27    SEP                             cover
   DOL                               42    SIMPLE IRA                      cover
   EDC                            cover    TOPS                                7
   EQAccess                           7    Trusteed contracts              cover
   ERISA                             25    TSA                             cover
   elective deferral contributions   42    Trusts                          cover
   fixed maturity amount             23    unit                               26
   fixed maturity option             23    unit investment trust              57
   guaranteed interest option        23    variable investment options        19


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


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 Prospectus                      Contract or Supplemental Materials
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  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
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4 Index of key words and phrases

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. Once you have purchased a contract you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:


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     TSA, SEP, SARSEP, EDC, Annuitant-Owned HR-10 and Trusteed contracts.   series 100
                                                                            This series is no longer available for
                                                                            new purchasers except in NY and NJ
                                                                            (TSA, EDC and Trusteed), and for TSA in
                                                                            Oregon.
     ---------------------------------------------------------------------------------------------------------------
     TSA, EDC, Annuitant-Owned HR-10, Trusteed, SEP and SARSEP contracts.   series 200
                                                                            This series is available for new
                                                                            purchasers of TSA, EDC and Annuitant-
                                                                            Owned HR-10 contracts in all states
                                                                            except in NY, NJ, and for TSA, in
                                                                            Oregon. Also available for SEP and
                                                                            SARSEP contracts in MD, OR and WA.
     ---------------------------------------------------------------------------------------------------------------
     SEP and SARSEP contracts in all states except in MD, OR and WA.        series 300
     ---------------------------------------------------------------------------------------------------------------
     SIMPLE IRA contracts in all approved states.                           series 400
     ---------------------------------------------------------------------------------------------------------------


                                               Index of key words and phrases  5

Who is Equitable Life?

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We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



6  Who is Equitable Life?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
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Equitable Life
EQUI-VEST(R)
Unit Collections
P.O. Box 13463
Newark, NJ 07188-0463

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 FOR TSA, GOVERNMENTAL EDC AND CORPORATE TRUSTEED
 LOAN REPAYMENTS
 SENT BY REGULAR MAIL:
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Equitable Life
Loan Repayment
EQUI-VEST(R) Lockbox
P.O. Box 13496
Newark, NJ 07188-0496

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 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
P.O. Box 2996
New York, NY 10116-2996

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 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
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Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard
3rd Floor
Secaucus, NJ 07094
Attn: Box 13463

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 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY EXPRESS DELIVERY:
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Equitable Life
EQUI-VEST(R)
200 Plaza Drive
2nd Floor
Secaucus, NJ 07094

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 REPORTS WE PROVIDE:
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o written confirmation of financial transactions;


o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.


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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option;

o elect the investment simplifier (not available through EQAccess);


o change your TOPS personal identification number ("PIN") (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll-free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http:// www.AXAonline.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or wilful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).



                                                       Who is Equitable Life?  7

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 CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

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 TOLL-FREE TELEPHONE SERVICE:
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You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) election of the automatic investment program (not applicable to all contracts);

(2) election of the investment simplifier;


(3) election of the automatic deposit service;


(4) election of the rebalancing program;


(5) election of required minimum distribution automatic withdrawal option;

(6) election of beneficiary continuation option (TSA contracts only);

(7) transfer/rollover of assets to another carrier;

(8) request for a loan (ERISA and non-ERISA TSA, governmental EDC (subject to state availability) and Corporate Trusteed contracts);

(9) tax withholding election; and

(10) contract surrender and withdrawal requests.



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers among investment options; and

(4) change of ownership (when applicable).


TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) investment simplifier;

(3) rebalancing program;

(4) systematic withdrawals; and

(5) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.


8  Who is Equitable Life?

EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features
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Professional           EQUI-VEST(R)'s variable investment options invest in different portfolios managed by professional investment
investment             advisers.
management
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Guaranteed             o Principal and interest guarantees
interest option        o Interest rates set periodically
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Fixed maturity         o 10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10
options                  years (1 to 7 in Oregon).
                       o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                       -------------------------------------------------------------------------------------------------------------
                       If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
                       -------------------------------------------------------------------------------------------------------------
                       Only available for contracts in states where approved.
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Tax advantages         o On earnings inside                   No tax until you make withdrawals from your contract or receive
                         the contract                         annuity payments.
                       o On transfers inside                  No tax on transfers among investment options.
                         the contract
                       -------------------------------------------------------------------------------------------------------------
                       Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), or to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this prospectus.)
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Minimum contribution   o $20 each contribution
amounts                o A maximum contribution limitation of $1.5 million generally applies.
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Access to your money   o Lump sum withdrawals
                       o Several withdrawal options on a periodic basis
                       o Contract surrender
                       Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
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Payout options         o Fixed annuity payout options
                       o Variable annuity payout options
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Additional features    o Dollar cost averaging by automatic transfers
                       -- Interest sweep option
                       -- Fixed dollar option
                       o Automatic investment program (not applicable to all contracts)
                       o Account value rebalancing (quarterly, semiannually, and annually)
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charge under certain circumstances
                       o Minimum death benefit
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                             EQUI-VEST(R) employer-sponsored retirement programs
                                                   at a glance -- key features 9

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Fees and charges       o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at annual rates determined by contract series:
                         series 100 -- 1.34%; two options at 1.49%.
                         series 200 -- 1.34%; two options at 1.40%, currently (maximum of 1.49%).
                         series 300 and 400: 1.35% (maximum of 2.00% for series 400).

                       o Annual administrative charge*:
                         series 100 and 200: $30 or 2% of the account value plus any amounts previously withdrawn during the contract year, if less.
                         series 300 and 400: $30 ($65 maximum) during the first two contract years or 2% of the account value plus any amounts previously withdrawn during the contract year, if less; $30 thereafter.
                         * For individuals who own multiple contracts with combined account values over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses" later in this prospectus.

                       o Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract)
                         or exchange (if your contract is exchanged for a contract issued by another insurance company):
                         series 100 and 200: none
                         series 300 and 400: $25 current per occurrence ($65 maximum).

                       o No sales charge deducted at the time you make contributions.

                       o Withdrawal charge:
                         -- series 300, 400, and Trusteed contracts under series 100 and 200: We deduct a charge equal to 6% of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                         All SEP, SARSEP, TSA, EDC and Annuitant-owned HR-10 contracts under series 100 and 200: 6% of amount withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

                         There is no charge in any contract year in which the amount withdrawn does not exceed 10% of your account value at the time of your withdrawal request minus prior withdrawals in that contract year. Under certain circumstances the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this prospectus.

                       -------------------------------------------------------------------------------------------------------------
                        The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                       -------------------------------------------------------------------------------------------------------------

                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct a $350 annuity administrative fee from amounts applied to a Variable Immediate Annuity payout option.

                       o Annual expenses of the Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually, other expenses, and for Class IB/B shares 12b-1 fees of 0.25% annually.
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different than those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


10 EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features

Fee table


--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions, or amounts with-
drawn, depending on the contract and series (deducted if you surrender your
contract or make certain withdrawals)(1)                                        6.00%

Charge if you elect a Variable Immediate Annuity payout option                  $350

Charge for third-party transfer or exchange                                     Series 100 and 200: none
                                                                                Series 300 and 400: $65 maximum for each occurrence;
                                                                                currently $25 for each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.



------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
                                             EQ/Alliance Common Stock           All Other
                                              EQ/Money Market Options    Variable Investment Options
                                          ----------------------------  -----------------------------
                                          series 100     series 200     series 100     series 200     series 300     series 400
                                          -------------  -------------  -------------  -------------  -------------  -------------
Maximum mortality and expense risk(2)     0.65%          1.24%          0.50%          1.09%          1.10%          1.75%
                                                         (currently                                                  (currently
                                                         1.15%)                                                      1.10%)
Maximum other expenses(3)                 0.84%          0.25%          0.84%           0.25%         0.25%          0.25%
                                                                                                      (currently     (currently
                                                                                                      0.24%)(5)      0.24%)(5)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Maximum total Separate Account Annual     1.49%          1.49%          1.34%          1.34%          1.35%          2.00%
expenses(4)                               =============  =============  =============  =============  =============  =============
                                                         (currently                                   (currently     (currently
                                                         1.40%)                                       1.34%)         1.34%)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Annual administrative charge(6)
  For Series 300 and 400:                                                                  $65 maximum ($30 current)

                                                                                           The lesser of $30 or 2% of your account
                                                                                           value, plus any prior withdrawal during
  For Series 100 and 200:                                                                  the contract year.
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the invest- ment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


                                                                    Fee table 11

------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted              Lowest        Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or           ------        -------
other expenses)(7)                                                                          0.32%         3.77%

Notes:

(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charges" in "Charges and expenses" later in this prospectus.
(2) A portion of this charge is for providing the death benefit.
(3) For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.

(4) For series 100 and 200 contracts, the total Separate Account A annual expenses and total annual expenses of the Trusts' fees when added together are not permitted to exceed 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment options plus the Trust's annual expenses for 2002 would have been 1.89% for the EQ/Money Market option; 2.00% for the EQ/Alliance Common Stock option; 2.01% for the EQ/Aggressive Stock option; and 1.99% for the EQ/Balanced option.

(5) For all variable investment options other than EQ/Money Market, EQ/Alliance Common Stock and EQ/Aggressive Stock.
(6) For series 300 and 400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. Some series 100 and 200 contracts are exempt from this charge.

(7) Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commis sions each EQ Advisors Trust portfolio and each AXA VIP Trust Portfolio pays is used to reduce the portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:



   -----------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   portfolio assets including management               Lowest        Highest
   fees, 12b-1 fees, service fees, and/or other        ------        -------
   expenses) after expense cap                         0.32%         1.85%
   -----------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   portfolio assets including management
   fees, 12b-1 fees, service fees, and/or other
   expenses) after expense cap and after a             0.32%         1.82%
   portion of the brokerage commissions that
   the portfolio pays is used to reduce the
   portfolio's expenses.
   -----------------------------------------------------------------------------


12 Fee table

EXAMPLE: EQUI-VEST(R) SERIES 300

This example is intended to help you compare the cost of investing in each type of Series 300 contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:



          1 year       3 years        5 years        10 years
Lowest    $  739.56    $1,157.90      $1,571.86      $2,108.17
Highest   $1,082.02    $2,158.84      $3,226.11      $5,336.61



If you annuitize at the end of the applicable time period:



          1 year       3 years      5 years        10 years
Lowest    $ 532.41     $  914.80    $1,321.86      $2,458.17
Highest   $ 894.41     $1,976.00    $3,048.00      $5,686.61



If you do not surrender your contract at the end of the applicable time period:




          1 year       3 years      5 years      10 years
Lowest    $ 182.41     $  564.80    $  971.86    $2,108.17
Highest   $ 544.41     $1,626.00    $2,698.00    $5,336.61


                                                                    Fee table 13

EXAMPLE: EQUI-VEST(R) SERIES 400

This example is intended to help you compare the cost of investing in each type of Series 400 contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:



          1 year       3 years        5 years        10 years
Lowest    $  804.08    $1,352.17      $1,917.15      $2,806.95
Highest   $1,146.54    $2,339.19      $3,505.14      $5,824.86



If you annuitize at the end of the applicable time period:



          1 year       3 years        5 years        10 years
Lowest    $ 600.62     $1,120.75      $1,667.15      $3,156.95
Highest   $ 962.62     $2,167.23      $3,344.87      $6,174.86



If you do not surrender your contract at the end of the applicable time period:




          1 year       3 years      5 years        10 years
Lowest    $ 250.62     $  770.75    $1,317.15      $2,806.95
Highest   $ 612.62     $1,817.23    $2,994.87      $5,824.86






14 Fee table

EXAMPLES: EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS

This example is intended to help you compare the cost of investing in each type of Series 100 and 200 contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal or surrender of amounts from a fixed maturity option.


This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FOR SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $  800.48    $1,220.81      $1,598.17      $2,466.53
Highest   $1,140.76    $2,215.26      $3,221.76      $5,587.35

FOR TSA AND UNIVERSITY TSA CONTRACTS:*

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $  738.57    $1,154.89      $1,598.17      $2,466.53
Highest   $1,081.02    $2,156.04      $3,221.76      $5,587.35

FOR ALL SERIES 200 TRUSTEED CONTRACTS:

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $  738.57    $1,154.89      $1,566.47      $2,097.05
Highest   $1,081.02    $2,156.04      $3,221.76      $5,328.83

FOR ALL SERIES 100 AND 200 CONTRACTS:

If you annuitize at the end of the applicable time period:

          1 year       3 years      5 years        10 years
Lowest    $ 531.36     $  911.61    $1,316.47      $2,447.05
Highest   $ 893.36     $1,973.04    $3,043.36      $5,678.83

If you do not surrender your contract at the end of the applicable time period:


          1 year       3 years      5 years      10 years
Lowest    $ 181.36     $  561.61    $  966.47    $2,097.05
Highest   $ 543.36     $1,623.04    $2,693.36    $5,328.83

* This surrender charge schedule applies to EDC contracts issued in certain states.

                                                                    Fee table 15

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2002.



16 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------
HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount of $20 for each type and series of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. The minimum contribution amount under our automatic investment program is $20 ($50 for series 300). We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract.



------------------------------------------------------------------------------------------------------------------------------------
 Contract type    Source of contributions                                Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
SEP              o Employer.                                             o Annual employer contributions up to the lesser of $40,000
                 o Eligible rollover distributions from other              or 25% of employee compensation.
                   traditional IRAs, 403(b) plans, qualified plans and   o Limits on contributions after age 70 1/2.
                   governmental EDC plans.
------------------------------------------------------------------------------------------------------------------------------------
SARSEP           o Employer remitted employee salary reduction and/or    o Annual employer contributions up to the lesser of $40,000
                   non-elective employer contributions (pre 1997 plans     or 25% of employee compensation.
                   only).                                                o Maximum salary reduction contribution is $12,000 for
                 o Additional "catch-up" contributions.                    2003.
                 o Eligible rollover distributions from other            o If plan permits, an individual at least age 50 at any
                   traditional IRAs, 403(b) plans, qualified plans and     time during 2003 can make up to $2,000 additional salary
                   governmental EDC plans.                                 reduction "catch-up" contributions.
                                                                         o Limits on contributions after age 70 1/2.
------------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA       o Employee salary reduction; employer match.            o Salary reduction contributions up to $8,000 for 2003;
                 o Additional "catch-up" contributions.                    employer matching contributions up to 3% of employee
                 o Rollover distributions or direct transfer               compensation.
                   distributions from other SIMPLE IRAs.                 o If plan permits, an individual at least age 50 at any
                                                                           time during 2003 can make up to $1,000 additional salary
                                                                           reduction "catch-up" contributions.
                                                                         o Limits on contributions after age 70 1/2.
------------------------------------------------------------------------------------------------------------------------------------
Unincorporated   o Employer, including for self employed.                o For 2003, maximum amount of employer and employee
and Corporate    o Salary reduction 401(k) if plan permits.                contributions is generally the lesser of $40,000 or 100%
Trusteed         o Additional "catch-up" contributions.                    of compensation, with maximum salary reduction
                 o Eligible rollover distributions from other qualified    contribution of $12,000.
                   plans, 403(b) plans, governmental EDC plans and       o If employer's plan permits, an individual at least age 50
                   traditional IRAs, if permitted by the plan.             at any time during 2003 can make up to $2,000 additional
                                                                           salary reduction "catch-up" contributions.
------------------------------------------------------------------------------------------------------------------------------------
TSA and          o Employer remitted employee salary reduction and/or    o For 2003 maximum amount of employer and employee
University TSA     various types of employer contributions.                contributions is generally the lesser of $40,000 or 100%
                 o Additional "catch-up" contributions.                    of compensation, with maximum salary reduction
                 o Direct transfers from another contract or arrangement   contribution of $12,000.
                   under Section 403(b) of the Internal Revenue Code,    o If employer's plan permits, an individual at least age 50
                   complying with IRS Revenue Ruling 90-24.                at any time during 2003 can make up to $2,000 additional
                 o Eligible rollover distributions from other 403(b)       salary reduction "catch-up" contributions.
                   plans, qualified plans, governmental EDC plans and    o Rollover or direct transfer contributions after age
                   traditional IRAs, if permitted by the plan.             70 1/2 must be net of required minimum distributions.
                                                                         o Different sources of contributions and earnings may be
                                                                           subject to withdrawal restrictions.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 17

------------------------------------------------------------------------------------------------------------------------------------
 Contract type    Source of contributions                                Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
EDC              o Employer remitted employee salary reduction and/or    o Contributions subject to plan limits. Maximum
                   employer contributions.                                 contribution for 2003 is lesser of $12,000 or 100% of
                 o For governmental EDC plans only, additional "age 50     includible compensation.
                   catch-up" contributions.                              o If plan permits, an individual may make catch-up
                 o For governmental EDC plans only and only if plan        contributions for 3 years of service preceding plan
                   permits, eligible rollover distributions from other     retirement age, 2003 maximum is $24,000.
                   governmental EDC plans, 403(b) plans, qualified       o If governmental EDC plan permits, an individual at least
                   plans and traditional IRAs.                             age 50 at any time during 2003 can make up to $2,000
                                                                           additional salary reduction "catch-up" contributions.
                                                                           must be coordinated with the "catch-up"
                                                                           contributions for 3 years of service preceding plan
                                                                           retirement age.
------------------------------------------------------------------------------------------------------------------------------------


IRA FUNDING. The contracts we issue to fund SEP, SARSEP and SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.

                               ----------------
See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.




18 Contract features and benefits

CONTRIBUTIONS TO SARSEP, CORPORATE TRUSTEED AND CERTAIN HR-10 CONTRACTS

We no longer offer the EQUI-VEST(R) contracts under SARSEP, Corporate Trusteed and Annuitant-Owned HR-10 plans, except as noted below:

o If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

o If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST(R) contracts, we will enroll new employees under your contract and accept contributions for existing employees.


o If you established an HR-10 plan where EQUI-VEST(R) contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant-Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

o If your retirement plan is qualified under section 401(a) of the Internal Revenue Code and is sponsored by a state or local governmental entity.


OWNER AND ANNUITANT REQUIREMENTS

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA and Annuitant HR-10.

The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus.

Under EDC contracts, the employer or a trust must be the owner and the employee is the annuitant.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "Equitable Life." We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may be made by our automatic investment program. The method of payment is discussed in detail in "About other methods of payment" in "More information" later in this prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear we will try to obtain that information. If we are unable to obtain all the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you select (see "Selecting your investment method," later in this prospectus).


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.


--------------------------------------------------------------------------------

You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions.
--------------------------------------------------------------------------------



                                              Contract features and benefits  19

Portfolios of the Trusts

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as an EQUI-VEST(R) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name               Objective                                         Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of a high current income and      o BlackRock Advisors, Inc.
                              capital appreciation, consistent with a           o Pacific Investment Management Company LLC
                              prudent level of risk
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital                 o A I M Capital Management, Inc.
                                                                                o Dresdner RCM Global Investors LLC
                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital                 o Alliance Capital Management L.P., through its
 INTERNATIONAL EQUITY                                                             Bernstein Investment Research and Management Unit
                                                                                o Bank of Ireland Asset Management (U.S.) Limited
                                                                                o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                 o Alliance Capital Management L.P., through its
 CORE EQUITY                                                                      Bernstein Investment Research and Management Unit
                                                                                o Janus Capital Management LLC
                                                                                o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                 o Alliance Capital Management L.P.
 GROWTH                                                                         o Dresdner RCM Global Investors LLC
                                                                                o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                 o Alliance Capital Management L.P.
 VALUE                                                                          o MFS Investment Management
                                                                                o Institutional Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                 o Alliance Capital Management L.P.
 CAP GROWTH                                                                     o Provident Investment Counsel, Inc.
                                                                                o RS Investment Management, LP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                 o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                      o Wellington Management Company, LLP
                                                                                o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    Seeks long-term growth of capital                 o Alliance Capital Management L.P.
                                                                                o Dresdner RCM Global Investors LLC
                                                                                o Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------




20 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name               Objective                                         Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK           Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
                                                                                o MFS Investment Management
                                                                                o Marsico Capital Management, LLC
                                                                                o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK      Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND        Seeks to provide a high total return.             o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE      Seeks to achieve high current income consistent   o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES        with relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL     Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH    To achieve long-term growth of capital.           o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND      Seeks to achieve high current income consistent   o Alliance Capital Management L.P.
                              with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP         Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY        Seeks to achieve long-term growth of capital.     o Alliance Capital Management L.P.
                              Current income is incidental to the
                              Portfolio's objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                   Seeks to achieve a high return through            o Alliance Capital Management L.P.
                              both appreciation of capital and current          o Capital Guardian Trust Company
                              income.                                           o Mercury Advisors
                                                                                o Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED      Seeks capital appreciation.                       o Alliance Capital Management L.P.,
 VALUE                                                                            through its Bernstein Investment Research
                                                                                  and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks long-term capital appreciation.             o Calvert Asset Management Company Inc.
 RESPONSIBLE                                                                      and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           To achieve long-term growth of capital.           o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           To achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.      To achieve long-term growth of capital.           o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY    Seeks long-term capital appreciation.             o Morgan Stanley Investment Management,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks a total return before expenses              o Alliance Capital Management L.P.
                              that approximates the total return
                              performance of the S&P 500 Index,
                              including reinvestment of dividends, at
                              a risk level consistent with that of the
                              S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name               Objective                                         Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks long-term capital growth.                   o Evergreen Investment Management Company,
                                                                                  LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks long-term growth of capital.                o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE     Seeks long-term capital appreciation.             o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD                 Seeks to achieve a high total return through      o Alliance Capital Management L.P.
                              a combination of current income and capital       o Pacific Investment Management Company LLC (PIMCO)
                              appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND      Seeks to provide a high total return              o J.P. Morgan Investment Management Inc.
                              consistent with moderate risk of capital
                              and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH     Seeks long-term growth of capital.                o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE     Seeks capital appreciation.                       o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS              Seeks long-term growth of capital.                o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE        Seeks capital appreciation and secondarily,       o Mercury Advisors
 EQUITY                       income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH        Seeks to provide long-term capital growth.        o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST        Seeks long-term growth of capital with            o MFS Investment Management
                              secondary objective to seek reasonable
                              current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current           o Alliance Capital Management L.P.
                              income, preserve its assets and maintain
                              liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH &            Seeks capital growth. Current income is a         o Putnam Investment Management, LLC
 INCOME VALUE                 secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL       Seeks capital appreciation.                       o Putnam Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER             Seeks long-term growth of capital and any         o Putnam Investment Management, LLC
                              increased income that results from this
                              growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible         o Alliance Capital Management L.P.
                              (before the deduction of Portfolio expenses)
                              the total return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.


22 Contract features and benefits

GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information," later in this prospectus.


We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST(R) funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.

The minimum yearly guaranteed interest rate is 3% for the year 2003. The yearly guaranteed interest rate we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. The rate is 4% for EQUI-VEST(R) Corporate Trusteed contracts and Keogh Trusteed contracts. Current interest rates will never be less than the yearly guaranteed rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years (one to seven in Oregon) in states where they are approved. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized Separate Account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in contracts issued in Maryland. Your financial professional can provide your state's approval status. For contracts issued in New York, see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.


On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2004 through 2013. Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity years so that generally 10 (7 in Oregon) fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o the rate to maturity is 3%; or

o the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or


(b) subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the fixed maturity option that will mature next (or another investment option if we are required to do so by any state regulation). As of February 14, 2003, the next available maturity date was June 15, 2008 (see "About our fixed maturity options" in "More Information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

                                              Contract features and benefits  23

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this Prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

You must choose one of the following two methods for selecting your investment options:

o Maximum investment options choice. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o Maximum transfer flexibility. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

o Temporary removal of transfer restrictions that apply to the investment methods. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.


--------------------------------------------------------------------------------
                              Investment Options
--------------------------------------------------------------------------------
                                       A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
  Domestic stocks                        International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP Health Care            o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core         o EQ/Alliance International
  Equity                                 o EQ/Capital Guardian International
o AXA Premier VIP Large Cap Growth       o EQ/Emerging Markets Equity
o AXA Premier VIP Large Cap Value        o EQ/Putnam International Equity
o AXA Premier VIP Small/Mid Cap
  Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o EQ/Aggressive Stock
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Premier Growth
o EQ/Alliance Small Cap Growth
o EQ/Alliance Technology
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager
o EQ/Small Company Index
--------------------------------------------------------------------------------
  Balanced/hybrid
--------------------------------------------------------------------------------
o EQ/Balanced
--------------------------------------------------------------------------------
                                       B
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond              o EQ/High Yield
o EQ/Alliance Intermediate Government    o EQ/J.P. Morgan Core Bond
  Securities                             o EQ/Money Market
o EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
 Fixed maturity options
--------------------------------------------------------------------------------
 The fixed maturity options are only available in all states where approved.
 Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------



24  Contract features and benefits

Please note that under Trusteed contracts your employer or the plan trustee will select the investment options available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced earlier in this prospectus is selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.


--------------------------------------------------------------------------------
A participant is an individual who participates in an employer's plan funded by an EQUI-VEST(R) contract. The participant is also the annuitant who is the measuring life for determining annuity benefits.
--------------------------------------------------------------------------------

ERISA CONSIDERATIONS FOR EMPLOYERS


If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.


ALLOCATING YOUR CONTRIBUTIONS


Once you have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.


Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.



                                              Contract features and benefits  25

2. Determining your contract's value


--------------------------------------------------------------------------------
YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA, governmental EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are: (i) increased to reflect additional contributions; (ii) decreased to reflect a withdrawal (plus applicable withdrawal charges); (iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option; or (iv) decreased to reflect a transfer of your loan amount to the loan reserve account (if loans are permitted under your contract).


In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.


26  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------
TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.


o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less.

o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.


o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
  (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.


o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Subject to the terms of your contract, upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options.


You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the EQUI-VEST(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kind of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.


We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both.


FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."


                            Transferring your money among investment options  27

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.


WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:


o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------


You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment options. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or the fixed maturity options.


If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested. The rebalancing program will then remain in effect unless you request in writing that it be cancelled.

You may change your allocation instructions or cancel the program at any time.


28  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------
WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.


METHOD OF WITHDRAWAL


--------------------------------------------------------------------------------
                     Partial                             Minimum
      Contract      withdrawal       Systematic       distribution
--------------------------------------------------------------------------------
SEP/SARSEP             yes               yes               yes
--------------------------------------------------------------------------------
SIMPLE IRA             yes               yes               yes
--------------------------------------------------------------------------------
Corporate and
 KEOGH Trusteed        yes(3)            no                yes(3)
--------------------------------------------------------------------------------
TSA                    yes(1)(3)         yes(2)(3)         yes(2)
--------------------------------------------------------------------------------
University TSA         yes(1)(3)         yes(1)(3)         yes
--------------------------------------------------------------------------------
EDC                    yes(3)            yes(2,3)          yes(2,3)
--------------------------------------------------------------------------------
Annuitant-Owned
 HR-10                 yes(3)            yes(3)            yes
--------------------------------------------------------------------------------



(1) Only if the contract is not subject to withdrawal restriction.
(2) Only if there are no outstanding loans.
(3) Requires or may require Plan Administrator's approval. See "Tax information" later in this Prospectus.


PARTIAL WITHDRAWALS AND TERMINATIONS


Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.)


SYSTEMATIC WITHDRAWALS


If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.


You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.


If you choose to have a fixed dollar amount taken from the variable investment options, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:


(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option.


You may elect systematic withdrawals under TSA and governmental EDC contracts if:


o your plan or program permits it;


o the contract is not subject to withdrawal restrictions; and


o the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS


(SEPs, SARSEPs, SIMPLE IRAs, TSAs, EDCs, and Annuitant-owned HR-10 contracts - See "Tax information" later in this prospectus)

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2 and have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See the "Required minimum distributions" section in "Tax information" later in this prospectus for your specific type of retirement arrangement.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our required minimum distribution automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.



                                                        Accessing your money  29

For non-governmental EDC contracts, this election may not be revoked. For TSA and governmental EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.


If you purchase your EQUI-VEST(R) TSA via a direct transfer of funds from another 403(b) arrangement and you tell us at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your EQUI-VEST(R) TSA before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70-1/2 or retiring.


Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document.

--------------------------------------------------------------------------------
For contracts subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s). A market value adjustment will apply if withdrawals are taken from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.


Under this service we will automatically deposit the required minimum distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.


LOANS UNDER TSA, GOVERNMENTAL EDC AND CORPORATE TRUSTEED CONTRACTS

You may borrow against your account value only under a TSA, governmental EDC or Corporate Trusteed contract. An employer's retirement plan may, however, contain restrictions. Loans under governmental EDC contracts may not be available in all states. Also, ERISA rules apply to loans under Corporate Trusteed contracts, and may apply under TSA contracts. Loans are not available under University TSA contracts or under any TSA or governmental EDC contract when the required minimum distribution withdrawal option has been elected.

Before we make a loan, you must properly complete and sign a loan request form. You should read the terms and conditions of the form carefully and consult with a tax adviser before taking out a loan. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. Please see the loan provisions stated in the contract and the loan request form for more details.

We permit only one loan to be outstanding at any time. When you take a loan we will transfer certain amounts to a loan reserve account.

A loan will not be treated as a taxable distribution unless:

o it exceeds limits of federal income tax rules; or

o interest and principal are not paid when due; or

o in some instances, service with the employer terminates.

Loans under TSA, governmental EDC and Corporate Trusteed contracts are discussed further in "Tax information" later in this prospectus. The tax consequences of failure to repay a loan when due are substantial.

TERMINATION

We may terminate your contract and pay you the account value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.

We will deduct the amount of any outstanding loan balance and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

TEXAS ORP PARTICIPANTS

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

o turning age 70-1/2; or

o death; or

o retirement; or

o termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the


30  Accessing your money
transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.

ANNUITY PAYOUT OPTIONS


--------------------------------------------------------------------------------
Fixed annuity payout options       o Life annuity*
                                   o Life annuity with period certain*
                                   o Life annuity with refund certain*
                                   o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout  o Life annuity (not available in New York)
 options                           o Life annuity with period certain*
--------------------------------------------------------------------------------

* not available for governmental EDC Plans in New York

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.


o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the only form of annuity for annuitants in governmental EDC plans in New York. Life annuity payout options are not available for governmental EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.


We may offer other payout options not outlined here. Your financial professional can provide details.


                                                        Accessing your money  31

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.


Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers among the variable investment options if a variable annuity is selected.


The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;


(2) the type of annuity chosen, and whether it is fixed or variable;


(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


32  Accessing your money

5. Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risk charge

o A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o Charge for third-party transfer or exchange (for series 300 and 400 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of the net assets in each variable investment options as follows:



--------------------------------------------------------------------------------
              EQ/Alliance Common        All Other
                Stock, EQ/Money    Variable Investment
                Market Options           Options
--------------------------------------------------------------------------------
              series     series     series     series   series 300
               100        200        100        200      and 400
--------------------------------------------------------------------------------
 current      0.65%      1.15%      0.50%      1.09%      1.10%
 maximum      0.65%      1.24%      0.50%      1.09%      1.75%
--------------------------------------------------------------------------------


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES


We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of: (i) 0.84% of the net assets in each variable investment option. Under series 100 contracts, 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts; (ii) under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net assets in each variable investment option; and (iii) under series 300 and 400 contracts, 0.25% of the net assets in each variable investment option. Currently, the charge we deduct for variable investment options other than the EQ/Money Market, EQ/Alliance Common Stock and EQ/Aggressive Stock options is 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the EQ/Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

Total Separate Account A annual expenses (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400; (ii) 1.35% for series 300 contracts; and (iii) 1.49% for series 100 and 200 contracts for the EQ/Alliance



                                                        Charges and expenses  33

Common Stock, and EQ/Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in
(iii).

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option or the annuitant dies during the contract year.

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year -- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 contracts, the charge is equal to $30 or if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

For SEP, SARSEP, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.


The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and (except for series 300 contracts issued in Florida) a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.

WITHDRAWAL CHARGE


A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies and the availability of one or more exceptions.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.


We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.


We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options" below.

WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years. In the case of terminations, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.


For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.


The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

o the annuitant dies and a death benefit is payable to the beneficiary.

34  Charges and expenses

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) we receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) the annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or
      (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:
      - its main function is to provide skilled, intermediate, or custodial nursing care;
      - it provides continuous room and board to three or more persons;
      - it is supervised by a registered nurse or licensed practical nurse;
      - it keeps daily medical records of each patient;
      - it controls and records all medications dispensed; and
      - its primary service is other than to provide housing for residents.


We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:


o after six contract years if the annuitant is at least age 591/2; or


o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS


For Trusteed, EDC (subject to state availability) and TSA contracts, no withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For EDC (in certain states), SEP and SARSEP contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 591/2.

FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years. In the case of terminations, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed and after deducting the amount of any loan balance and accrued interest or (ii) the free withdrawal amount plus 94% of the remaining account value. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information" later in this prospectus.


The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

o The annuitant dies and a death benefit is made available to the beneficiary.

o We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

o The contract owner has completed at least five contract years and the annuitant has reached age 591/2.

o We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

o In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 591/2 and has retired or employment has been terminated, no matter how many contract years have been completed.


FOR SEP, SARSEP, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn and any TSA and governmental EDC defaulted loans. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:


--------------------------------------------------------------------------------
  Contract Year(s)                                   Charge
--------------------------------------------------------------------------------
    1 through 5                                        6%*
--------------------------------------------------------------------------------
    6 through 8                                        5
--------------------------------------------------------------------------------
         9                                             4
--------------------------------------------------------------------------------
        10                                             3
--------------------------------------------------------------------------------
        11                                             2
--------------------------------------------------------------------------------
        12                                             1
--------------------------------------------------------------------------------
   13 and later                                        0
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* This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.


                                                        Charges and expenses  35

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, TSA, EDC or Annuitant-Owned HR-10 contracts if:

o after five contract years and the annuitant is at least age 591/2; or

o you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or


o after five contract years if the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 591/2 and allows no prepayment; or


o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

o the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in governmental EDC Plans in New York); or

o the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This provision is available only for annuitants in governmental EDC plans in New York.)


No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:

o the annuitant has completed at least five contract years, has reached age 55 and has separated from service.


No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

o the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April
  15th of the calendar year following the calendar year in which you were notified of such disallowance; or


o the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which the excess contributions were made; or

o the amount withdrawn is an "excess deferral" (as such term is defined in Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which such excess deferrals were made.


The tax consequences of withdrawals are discussed under "Tax information."

NY EDC PLANS. As a result of regulations which apply to EDC plans of government employers in New York ("NY EDC plans"), EQUI-VEST(R) contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST(R) funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST(R) funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.


The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST(R) funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement programs in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.


FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

--------------------------------------------------------------------------------
    Declining scale                             Alternative scale
--------------------------------------------------------------------------------
  Year of investment                             Year of transfer
       in fixed                                    within fixed
   maturity option*                              maturity option*
--------------------------------------------------------------------------------
 Within year 1     6%                         Within year 1     5%
--------------------------------------------------------------------------------
       2           6%                               2           4%
--------------------------------------------------------------------------------
       3           5%                               3           3%
--------------------------------------------------------------------------------
       4           4%                               4           2%
--------------------------------------------------------------------------------
       5           3%                               5           1%
--------------------------------------------------------------------------------
       6           2%                          After year 5     0%
--------------------------------------------------------------------------------
  After year 6     0%                     Not to exceed 1% times the number
                                          of years remaining in the fixed
                                          maturity option, rounded to the
                                          higher number of years. In other
                                          words, if 4.3 years remain, it
                                          would be a 5% charge.
--------------------------------------------------------------------------------

* Measured from the contract date anniversary prior to the date of the contribution or transfer.


36  Charges and expenses

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.


For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to or transfer amounts to or from, the fixed maturity options.


FOR ALL CONTRACT SERIES

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of up to $350 from the amount to be applied to the Variable Immediate Annuity payout option.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o Investment advisory fees ranging from 0.25% to 1.20%.

o 12b-1 fees of 0.25% for Class IB/B shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the attached prospectuses for each Trust.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.


We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these


                                                        Charges and expenses  37
rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.


Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.


38  Charges and expenses

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts.


DEATH BENEFIT


Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply (and less any outstanding loan balances plus accrued interest in the case of a TSA, governmental EDC or Corporate Trusteed contract).


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:


SUCCESSOR OWNER AND ANNUITANT FOR SEP, SARSEP AND SIMPLE IRAS (MAY NOT BE AVAILABLE IN ALL STATES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/ annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/ annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.


HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.


Single sum payments generally are paid through the Equitable Life Access Account(TM), an interest bearing account with check writing privileges. The Equitable Life Access Account(TM) is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.

BENEFICIARY CONTINUATION OPTION (FOR TSAS ONLY)

Beneficiary continuation option ("BCO") may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.


Upon your death under a TSA contract, your beneficiary may generally elect to keep the TSA contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax Information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take with-



                                                    Payment of death benefit  39
drawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.


o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.


o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.


o Any death benefit provision (including the minimum death benefit provision) will no longer be in effect, and any charge for the benefit will stop.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.



40  Payment of death benefit

7.  Tax information

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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.


We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to Federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Code
Section 403(b) Arrangements: a 403(b) TSA annuity contract such as an EQUI-VEST(R) TSA or a 403(b)(7) custodial account. Similarly, an employer-sponsored individual retirement arrangement such as a SEP IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Code section 401 ("qualified plans"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.


SPECIAL RULES FOR TAX-FAVORED
RETIREMENT PROGRAMS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

o participation and coverage;

o nondiscrimination;

o vesting and funding;

o limits on contributions, distributions, and benefits;

o withholding;

o reporting and disclosure; and

o penalties.

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State income tax rules covering contributions to and distributions from employer-sponsored retirement programs may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules.
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ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS OR A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) TSA, governmental EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted



                                                             Tax information  41
gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make contribution.

DEEMED IRAS UNDER CERTAIN EMPLOYER PLANS

For plan years beginning after December 31, 2002, a qualified plan, TSA or governmental EDC plan may allow employees to make voluntary employee contributions to a separate individual retirement account or individual retirement annuity or Roth individual retirement account or Roth individual retirement annuity under the plan. There is currently very little guidance on the mechanics of this provision.


QUALIFIED PLANS

GENERAL; CONTRIBUTIONS

Any type of employer -- corporation, partnership, self-employed individual, governmental entity, non-profit organization -- is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisers for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.

There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.

The annual limit on contributions on behalf of an employee to all of the defined contribution plans of an employer for plan years beginning after December 31, 2001 is the lesser of $40,000 or 100% of compensation or earned income. This amount may be further adjusted for cost of living changes in future years. When figuring out the contribution limit you have to:

o include reallocated forfeitures and voluntary nondeductible employee contributions;

o include compensation from the employer in the form of elective deferrals and excludible contributions under Code Section 457 EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and

o disregard compensation or earned income of more than a specified amount. This amount is currently $200,000. This amount may be further adjusted for cost of living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $12,000 for 2003. This amount is scheduled to increase until the limits reach $15,000 for 2006, and may be further adjusted for cost of living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under TSAs. If the plan permits, an individual who is at least age 50 at any time during 2003 can make up to $2,000 additional salary reduction contributions for 2003.

Except for governmental plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."

TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a TSA plan (also referred to as a "403(b)" plan, program, or arrangement) for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions. Generally, there are two types of funding vehicles available to fund 403(b) arrangements: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) TSA contract:

o annual contributions made through the employer's payroll; or

o a rollover from another eligible retirement plan; or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.


42  Tax information

ANNUAL CONTRIBUTIONS. Annual contributions to TSAs made through the employer's payroll are limited. (Tax-free transfers from another 403(b) arrangement or tax-deferred rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to the TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. The permissible annual contribution to the participant's TSA is calculated the same way as contributions to a 401(k) plan, beginning with plan years beginning after December 31, 2001:


o The annual limit on employer and employee contributions to defined contribution plans is the lesser of $40,000 or 100% of compensation,

o The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $12,000 for 2003. The salary reduction limit is scheduled to increase by $1,000 annually until the limits reach $15,000 in 2006. This limit may be further adjusted for cost of living changes in future years.

Special provisions may allow certain participants with at least 15 years of service to "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2003 can make up to $2,000 additional salary reduction contributions for 2003.


Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail TSA rules.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. Eligible rollover distributions from 403(b) plans, 401(a) qualified plans, governmental EDC plans and traditional IRAs may be rolled over into other such plans. Therefore, you may make rollover contributions to your EQUI-VEST(R) TSA contract from these sources: qualified plans, governmental EDC plans, other TSAs and 403(b) arrangements and traditional IRAs.


Generally, you may make a rollover contribution to a TSA when you have a distributable event from an existing TSA, qualified plan, or governmental EDC plan as a result of your:

o termination of employment with the employer who provided the plan funds; or

o reaching age 59-1/2 even if you are still employed; or

o disability (special federal income tax definition).

You can roll over pre-tax funds from your traditional IRA to your TSA at any time.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT
PLANS. Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. After-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a qualified plan or TSA.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

DIRECT TRANSFERS. A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:


o you give us acceptable written documentation as to the source of the funds, and

o the EQUI-VEST(R) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an EQUI-VEST(R) TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.


SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE 70-1/2. Any rollover or direct transfer contribution to an EQUI-VEST(R) TSA must be net of the required minimum distribution for the tax year if:


o you are or will be at least age 70-1/2 in the current calendar year, and


o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the EQUI-VEST(R) TSA.


This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or other eligible retirement plan; or

o direct rollover from another TSA or other eligible retirement plan; or

o direct transfer under Revenue Ruling 90-24 from another TSA.

DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

GENERAL

Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal.


WITHDRAWAL RESTRICTIONS. You may not be able to withdraw or take payment from all or part of your TSA or 401(k) qualified plan unless you reach age 59-1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract or qualified plan, or suffer financial hard-



                                                             Tax information  43
ship. Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings.

These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you have qualifying amounts directly transferred to your EQUI-VEST(R) TSA contract from another TSA in a Revenue Ruling 90-24 transfer.


TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS.
Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.


Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions. Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA or qualified plan contract, we assume that all amounts distributed from your TSA or qualified plan contract are pre-tax, and we withhold tax and report accordingly.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, the nontaxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

LOANS FROM QUALIFIED PLANS AND TSAS. The following discussion also applies to loans under governmental EDC plans. See "Public and tax-exempt organization employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a qualified plan or TSA plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.


o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.


You may roll over a distribution from a qualified plan or TSA to any of the following: a qualified plan, a governmental EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these.


44  Tax information

The recipient plan must agree to take the distribution. If you are rolling over from a qualified plan or TSA to a governmental EDC plan, the recipient governmental EDC plan must agree to separately account for the rolled-over funds.


The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.


Any after-tax contributions you have made to a qualified plan or TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a qualified plan or TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a qualified plan or TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental EDC plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax advisor the rules which may apply to the rolled over funds. For example, distributions from a governmental EDC plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental EDC plan (qualified plan, TSA or traditional IRA) into a governmental EDC plan, and you later take a distribution from the recipient government EDC plan, those amounts generally remain subject to the penalty.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

DISTRIBUTION REQUIREMENTS

Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request a withdrawal type transaction under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 591/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o if you are separated from service, any form of payout after you are age 55; or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (Traditional IRAs)" later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified Plans -- General; Contributions" apply. In 2003 an employer can annually contribute an amount for an employee up to the lesser of $40,000 or 25% of compensation. This amount may be further adjusted for cost of living change in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP IRA contract and are put into a separate traditional IRA contract.

Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees for 1997 and later years. Please consult your tax advisor.


SEP plans are available under EQUI-VEST(R) Series 300 in all states except OR, WA and MD. EQUI-VEST(R) SEP Series 200 are available in WA, OR and MD.



                                                             Tax information  45

SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLAN)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.

The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible employers may maintain EDC plans.)

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.


An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation and employee or employer contributions.


Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $8,000 in 2003. This salary reduction limit is scheduled to increase by $1,000 annually until the limits reach $10,000 in 2005. This limit may be further adjusted for cost of living charges in future years.

If the plan permits, an individual at least age 50 at any time during 2003 can make up to $1,000 additional salary reduction contributions for 2003.


Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

TAX TREATMENT OF SIMPLE IRAS

Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (Traditional IRAs)" later in this prospectus.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.


Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA. No rollovers from a SIMPLE IRA to a non-SIMPLE IRA are permitted for individuals under age 59-1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)

SIMPLE IRA plans are available under EQUI-VEST(R) Series 400 in states where approved.


PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)


SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.


The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental EDC plan. The participants of a tax-exempt EDC plan may have to include in income the employer


46  Tax information
contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.

CONTRIBUTION LIMITS. For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2003 is the lesser of $12,000 or 100% of includible compensation.


Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $24,000 for 2003.


For governmental EDC plans only, if the plan permits, an individual at least age 50 at any time during 2003 may be able to make up to $2,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.

GOVERNMENTAL EMPLOYER EDC PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions from 403(b) plans (TSAs), 401(a) qualified plans, other governmental EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental EDC plan and the recipient plan is a governmental EDC plan, the recipient governmental EDC plan must agree to separately account for the rolled-over funds.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70-1/2, severs from employment with the employer or is faced with an unforeseeable emergency.
Income or gains on contributions under an EDC plan are subject to federal income tax when amounts are distributed (governmental EDC plan) or made available (tax-exempt EDC plan) to the employee or beneficiary. Small amounts (up to $5000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.

DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70-1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.


If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER EDC PLANS.
 Distributions to a tax-exempt EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" later in this prospectus. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.

Distributions from a tax-exempt EDC plan may not be rolled over to any other eligible retirement plan.


TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER EDC PLANS. The taxation of distributions from a governmental EDC plan is generally the same as the tax treatment of distributions from qualified plans and TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental EDC plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions.


TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER EDC PLANS. A participant in a governmental EDC plan may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or TSA, as well as to another governmental EDC plan. The recipient plan must agree to take the distribution.


If you roll over funds from a governmental EDC plan into a different type of eligible retirement plan (qualified plan, TSA, or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.



                                                             Tax information  47

LOANS FROM GOVERNMENTAL EDC PLANS. Same as for qualified plans and TSAs. (See "Loans from qualified plans and TSAs" under "Distributions from qualified plans and TSAs" earlier in this prospectus.)



TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA and covers some of the special tax rules that apply to IRAs.


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (www.irs.gov).


Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.

We are applying for an opinion letter from the IRS to approve the EQUI-VEST(R) SIMPLE IRA contracts, as amended to reflect recent tax law changes, for use as a SIMPLE IRA. We have not applied for a formal opinion letter for certain EQUI-VEST(R) SEP and SARSEP contracts which had been previously approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST(R) SEP, SARSEP and SIMPLE IRA contracts.

CANCELLATION

You can cancel an EQUI-VEST(R) IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in the prospectus. If you cancel a contract, we may have to withhold tax and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

CONTRIBUTIONS

As SEP, SARSEP-IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP-IRA, SARSEP-IRA and in limited circumstances, to SIMPLE-IRA contracts. We reserve the right to approve the circumstances under which we will take rollover contributions to EQUI-VEST(R) SEP, SARSEP-IRA and SIMPLE IRA contracts.

RECHARACTERIZATION

Employer-funded amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have employer-funded amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

ROLLOVERS AND TRANSFER CONTRIBUTIONS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental EDC plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
  and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another. Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:


o Do it yourself

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan


48  Tax information
  will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover

  You tell the trustee or custodian of the eligible retirement plan to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

  All distributions from a TSA, qualified plan or governmental EDC plan are eligible rollover distributions, unless the distribution is:

o a "required minimum distribution" after age 70-1/2 or retirement; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o a hardship withdrawal; or

o a corrective distribution which fits specified technical tax rules; or


o a loan that is treated as a distribution; or


o a death benefit payment to a beneficiary who is not your surviving spouse; or


o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental EDC plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental EDC plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:

o regular contributions to a traditional IRA made after you reach age 70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution before the due date (including extensions) for filing your federal income tax return for the year. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS

Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years) to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.


                                                             Tax information  49

In addition, a distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan. (See "Rollovers from eligible retirement plans other than traditional IRAs" above.)


The following are eligible to receive rollovers of distributions from a traditional IRA; a qualified plan, a TSA or a governmental EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.

REQUIRED MINIMUM DISTRIBUTIONS


Traditional IRAs are subject to required minimum distribution rules described in "Required minimum distributions" later in this prospectus.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 3% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400 contracts. In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The 3% guaranteed interest rate is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored.


50  Tax information

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

                                   TABLE I
                             ACCOUNT VALUES AND
                                 CASH VALUES

                (assuming $1,000 contributions made annually
                   at the beginning of the contract year)

-------------------------------------  -----------------------------------------
          3% Minimum Guarantee                   3% Minimum Guarantee
-------------------------------------  -----------------------------------------
  Contract      Account      Cash        Contract     Account           Cash
  Year End       Value       Value       Year End      Value            Value
-------------------------------------  -----------------------------------------
      1     $ 1,009.40    $   954.89        26      $ 38,956.96      $ 38,596.96
-------------------------------------  -----------------------------------------
      2     $ 2,039.68    $ 1,929.54        27      $ 41,155.67      $ 40,795.67
-------------------------------------  -----------------------------------------
      3     $ 3,100.87    $ 2,933.43        28      $ 43,420.34      $ 43,060.34
-------------------------------------  -----------------------------------------
      4     $ 4,193.90    $ 3,967.43        29      $ 45,752.95      $ 45,392.95
-------------------------------------  -----------------------------------------
      5     $ 5,319.72    $ 5,032.45        30      $ 48,155.53      $ 47,795.53
-------------------------------------  -----------------------------------------
      6     $ 6,479.31    $ 6,129.42        31      $ 50,630.20      $ 50,270.20
-------------------------------------  -----------------------------------------
      7     $ 7,673.69    $ 7,313.69        32      $ 53,179.11      $ 52,819.11
-------------------------------------  -----------------------------------------
      8     $ 8,903.90    $ 8,543.90        33      $ 55,804.48      $ 55,444.48
-------------------------------------  -----------------------------------------
      9     $10,171.01    $ 9,811.01        34      $ 58,508.61      $ 58,148.61
-------------------------------------  -----------------------------------------
      10    $11,476.14    $11,116.14        35      $ 61,293.87      $ 60,933.87
-------------------------------------  -----------------------------------------
      11    $12,820.43    $12,460.43        36      $ 64,162.69      $ 63,802.69
-------------------------------------  -----------------------------------------
      12    $14,205.04    $13,845.04        37      $ 67,117.57      $ 66,757.57
-------------------------------------  -----------------------------------------
      13    $15,631.19    $15,271.19        38      $ 70,161.10      $ 69,801.10
-------------------------------------  -----------------------------------------
      14    $17,100.13    $16,740.13        39      $ 73,295.93      $ 72,935.93
-------------------------------------  -----------------------------------------
      15    $18,613.13    $18,253.13        40      $ 76,524.81      $ 76,164.81
-------------------------------------  -----------------------------------------
      16    $20,201.53    $19,841.53        41      $ 79,850.55      $ 79,490.55
-------------------------------------  -----------------------------------------
      17    $21,837.57    $21,477.57        42      $ 83,276.07      $ 82,916.07
-------------------------------------  -----------------------------------------
      18    $23,522.70    $23,162.70        43      $ 86,804.35      $ 86,444.35
-------------------------------------  -----------------------------------------
      19    $25,258.38    $24,898.38        44      $ 90,438.48      $ 90,078.48
-------------------------------------  -----------------------------------------
      20    $27,046.13    $26,686.13        45      $ 94,181.64      $ 93,821.64
-------------------------------------  -----------------------------------------
      21    $28,887.52    $28,527.52        46      $ 98,037.08      $ 97,677.08
-------------------------------------  -----------------------------------------
      22    $30,784.14    $30,424.14        47      $102,008.20      $101,648.20
-------------------------------------  -----------------------------------------
      23    $32,737.67    $32,377.67        48      $106,098.44      $105,738.44
-------------------------------------  -----------------------------------------
      24    $34,749.80    $34,389.80        49      $110,311.40      $109,951.40
-------------------------------------  -----------------------------------------
      25    $36,822.29    $36,462.29        50      $114,650.74      $114,290.74
-------------------------------------  -----------------------------------------


                                                             Tax information  51

                                   TABLE II
                             ACCOUNT VALUES AND
                                 CASH VALUES

                 (assuming a single contribution of $1,000 and
                            no further contribution)

-------------------------------------  -----------------------------------------
          3% Minimum Guarantee                   3% Minimum Guarantee
-------------------------------------  -----------------------------------------
  Contract      Account      Cash        Contract     Account           Cash
  Year End       Value       Value       Year End      Value            Value
-------------------------------------  -----------------------------------------
      1     $1,009.40     $  954.89         26       $1,038.40        $1,038.40
-------------------------------------  -----------------------------------------
      2     $1,018.89     $  963.87         27       $1,039.55        $1,039.55
-------------------------------------  -----------------------------------------
      3     $1,019.46     $  964.40         28       $1,040.73        $1,040.73
-------------------------------------  -----------------------------------------
      4     $1,020.04     $  964.96         29       $1,041.96        $1,041.96
-------------------------------------  -----------------------------------------
      5     $1,020.64     $  965.53         30       $1,043.22        $1,043.22
-------------------------------------  -----------------------------------------
      6     $1,021.26     $  966.11         31       $1,044.51        $1,044.51
-------------------------------------  -----------------------------------------
      7     $1,021.90     $1,021.90         32       $1,045.85        $1,045.85
-------------------------------------  -----------------------------------------
      8     $1,022.55     $1,022.55         33       $1,047.22        $1,047.22
-------------------------------------  -----------------------------------------
      9     $1,023.23     $1,023.23         34       $1,048.64        $1,048.64
-------------------------------------  -----------------------------------------
      10    $1,023.93     $1,023.93         35       $1,050.10        $1,050.10
-------------------------------------  -----------------------------------------
      11    $1,024.65     $1,024.65         36       $1,051.60        $1,051.60
-------------------------------------  -----------------------------------------
      12    $1,025.38     $1,025.38         37       $1,053.15        $1,053.15
-------------------------------------  -----------------------------------------
      13    $1,026.15     $1,026.15         38       $1,054.74        $1,054.74
-------------------------------------  -----------------------------------------
      14    $1,026.93     $1,026.93         39       $1,056.39        $1,056.39
-------------------------------------  -----------------------------------------
      15    $1,027.74     $1,027.74         40       $1,058.08        $1,058.08
-------------------------------------  -----------------------------------------
      16    $1,028.57     $1,028.57         41       $1,059.82        $1,059.82
-------------------------------------  -----------------------------------------
      17    $1,029.43     $1,029.43         42       $1,061.61        $1,061.61
-------------------------------------  -----------------------------------------
      18    $1,030.31     $1,030.31         43       $1,063.46        $1,063.46
-------------------------------------  -----------------------------------------
      19    $1,031.22     $1,031.22         44       $1,065.37        $1,065.37
-------------------------------------  -----------------------------------------
      20    $1,032.16     $1,032.16         45       $1,067.33        $1,067.33
-------------------------------------  -----------------------------------------
      21    $1,033.12     $1,033.12         46       $1,069.35        $1,069.35
-------------------------------------  -----------------------------------------
      22    $1,034.11     $1,034.11         47       $1,071.43        $1,071.43
-------------------------------------  -----------------------------------------
      23    $1,035.14     $1,035.14         48       $1,073.57        $1,073.57
-------------------------------------  -----------------------------------------
      24    $1,036.19     $1,036.19         49       $1,075.78        $1,075.78
-------------------------------------  -----------------------------------------
      25    $1,037.28     $1,037.28         50       $1,078.05        $1,078.05
-------------------------------------  -----------------------------------------

52  Tax information

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a qualified retirement plan, an EDC plan (both employer types), or own a TSA or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.


Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax adviser concerning applicability of these complex rules to your situation.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

Generally, qualified plan, TSA and EDC plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 70-1/2. However, qualified plan, TSA and EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70-1/2, as follows:

o For qualified plan, TSA and EDC plan participants who have not retired from service with the employer who provided the funds for this qualified plan, TSA, or EDC contract by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70-1/2.

The first required minimum distribution is for the calendar year in which you turn age 70-1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70-1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, TSA, EDC, or traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.


DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?


No, if you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.


WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you have any kind of traditional IRA (SEP, SARSEP or SIMPLE IRA) we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


                                                             Tax information  53

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?


The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA or TSA that you maintain, using the method that you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA (or TSA) required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs (or TSAs) that you own.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?


Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age
70 1/2 is approaching. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

o For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not Equitable Life, to properly administer any loan made to plan participants.

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) processing and all other terms and conditions of the loan.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.


54  Tax information

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

o Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.


Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).


The EQUI-VEST(R) Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.


o We are generally required to withhold on conversion rollovers of traditional IRAs in SEP, SARSEP or SIMPLE IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,840 in periodic annuity payments in 2003 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), and any distribution from a qualified plan or TSA which is not an eligible rollover distribution we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an "eligible rollover distribution" then the 10% withholding rate applies.

MANDATORY WITHHOLDING FROM TSA, GOVERNMENTAL EDC AND QUALIFIED PLAN
DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans, governmental EDC plans, and TSAs are subject to mandatory 20% withholding. The plan admin-


                                                             Tax information  55
istrator is responsible for withholding from qualified plan and governmental
EDC plan distributions. An eligible rollover distribution from one of these eligible retirement plans can be rolled over to another one of these eligible retirement plans or a traditional IRA. All distributions from a TSA, governmental EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are "required minimum distributions" after age 70-1/2 or retirement; or

o hardship withdrawals; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o corrective distributions which fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


56  Tax information

8. More information

--------------------------------------------------------------------------------
ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.


Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB/B shares, respectively, issued by the corresponding portfolios of either Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

EQ Advisors Trust commenced operations on May 1, 1997. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan relating to its Class IB/B shares, and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.


The rates to maturity for new allocations as of February 14, 2003 and the related price per $100 of maturity value were as shown below:



--------------------------------------------------------------------------------
  Fixed Maturity Options
     With June 15th
    Maturity Date of       Rate to Maturity as of       Price Per $100 of
      Maturity Year          February 14, 2003            Maturity Value
--------------------------------------------------------------------------------
         2003                     3.00%**                   $ 99.02
         2004                     3.00%**                   $ 96.13
         2005                     3.00%**                   $ 93.33
         2006                     3.00%**                   $ 90.61
         2007                     3.00%**                   $ 87.98
         2008                     3.35%                     $ 83.87
         2009                     3.70%                     $ 79.43
         2010*                    4.00%                     $ 74.99
         2011*                    4.25%                     $ 70.68
         2012*                    4.45%                     $ 66.59
--------------------------------------------------------------------------------



*  Not available in Oregon.
** Since these rates to maturity were 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.


                                                            More information  57

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this Prospectus for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be require to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interest under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for Single Life SEP and Keogh Units provided that the single life is the employer who provided the funds.



58  More information

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20 (or $50 for Series 300 contracts). You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.


You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees; or

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


                                                            More information  59

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2002 and 2001, and for the three years ended December 31, 2002 incorporated in this prospectus by reference to the 2002 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP independent accountants given on the authority of such firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING


Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental EDC (subject to state availability) and Corporate Trusteed contracts only, unless restricted by the employer.


FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.

DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, N.Y. 10104.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors, and its affiliates who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.


60  More information

9. Investment performance

--------------------------------------------------------------------------------
The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The table takes into account all fees and charges under the contract including the withdrawal charge and annual administrative charge, if applicable, but does not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, or the annuity administrative fee, if applicable. The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of the table of $0.684 per $1,000.

The results shown under "Length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "Length of portfolio period" include some periods when a variable investment option investing in the portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available. Since charges under the contracts vary, we have assumed, for each charge, the highest that might apply.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. The results shown for the EQ/Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


                                                      Investment performance  61

                                     TABLE
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:



------------------------------------------------------------------------------------------------------------------------------------
                                                  Length of option period                   Length of portfolio period
                                         -------------------------------------------------------------------------------------------
                                                                                                                           Since
                                                                 Since option                                             portfolio
Variable investment options              1 Year     5 Years       inception+*   3 Years       5 Years      10 Years     inception+**
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                    --          --            --            --            --           --           1.27%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                  --          --            --            --            --           --         (26.49)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity         --          --            --            --            --           --         (27.40)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity        --          --            --            --            --           --         (29.04)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth             --          --            --            --            --           --         (37.60)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value              --          --            --            --            --           --         (26.39)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth         --          --            --            --            --           --         (43.47)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value          --          --            --            --            --           --         (31.77)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                   --          --            --            --            --           --         (48.84)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock ***                  (35.12)%    (14.28)%        6.69%       (26.86)%      (14.28)%      (0.50)%         6.69%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock ***             (39.53)%     (6.28)%       10.45%       (24.02)%       (6.28)%       6.39%          9.01%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income ***        (27.59)%      1.57%         7.95%        (8.77)%        1.57%          --           7.65%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
 Securities ***                            1.94%       4.38%         4.83%         5.62%         4.38%        4.69%          5.37%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International ***            (16.58)%     (6.75)%       (3.45)%       (22.93)%      (6.75)%         --          (2.59)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth               (37.54)%        --        (22.66)%       (29.21)%          --           --         (20.64)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond ***               1.03%       4.39%         4.84%          6.13%         4.39%          --           4.64%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth             (36.48)%     (5.93)%       (2.98)%       (15.18)%       (5.93)%         --          (1.07)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                   (47.06)%        --        (38.13)%           --            --           --         (36.33)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced ***                          (19.17)%      0.91%         7.18%         (8.81)%        0.91%        4.90%          7.18%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value           (20.28)%        --         (7.57)%        (7.86)%          --           --          (0.98)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible          (32.91)%        --        (15.44)%       (19.11)%          --           --         (15.44)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International        (21.65)%        --        (13.25)%       (22.41)%          --           --         (10.19)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research             (31.15)%        --         (8.21)%       (11.43)%          --           --          (7.84)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity          (30.16)%        --         (9.71)%       (11.70)%          --           --          (8.95)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity               (12.64)%     (8.04)%      (11.71)%       (22.92)%       (8.04)%         --         (11.71)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index ***                  (28.72)%     (3.51)%        7.60%        (18.61)%       (3.51)%         --           7.25%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                       (30.51)%        --        (18.07)%       (21.75)%          --           --         (14.98)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                            (25.03)%        --        (17.89)%           --            --           --         (17.89)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                (21.31)%     (5.80)%       (3.29)%        (5.65)%       (5.80)%         --          (2.08)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield ***                         (9.48)%     (6.58)%        1.96%         (6.95)%       (6.58)%       3.91%          5.34%
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                     --          --            --           6.59%           --           --           4.84%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                (36.72)%        --        (33.73)%           --            --           --         (33.73)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                (20.47)%        --          2.43%          3.20%           --           --           0.08%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                         (18.21)%        --        (12.16)%           --            --           --          (4.93)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity            (23.24)%      3.06%         4.29%         (3.86)%        3.06%          --           5.57%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies         (40.67)%     (6.58)%       (3.86)%       (34.41)%       (6.58)%         --          (2.30)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                   (27.53)%        --        (13.66)%       (16.74)%          --           --         (11.17)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market ***                       (5.35)%      1.90%         5.07%          0.63%         1.90%        2.85%          5.07%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value          (25.61)%     (4.82)%       (2.59)%       (10.47)%       (4.82)%         --          (1.65)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity           (23.22)%     (0.58)%      (10.36)%       (20.85)%       (0.58)%         --           0.90%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                        (32.81)%    ( 6.78)%      (19.37)%       (27.28)%       (6.78)%         --          (2.39)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                       --          --            --         (11.48)%          --           --          (4.26)%
------------------------------------------------------------------------------------------------------------------------------------


   + Unannualized (including Since Inception values if time since inception is less than one year).

   * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Money Market (7/31/81); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Growth and Income, EQ/Alliance Quality Bond and EQ/High Yield (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, and EQ/FI Small/Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth and EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (10/22/01); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA


62 Investment performance

     Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/J.P. Morgan Core Bond and EQ/Small Company Index (January 14,
     2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

 ** The portfolio inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Growth and Income (10/1/93); EQ/High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research, and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth and EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Health Care, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

 *** The inception dates for the footnoted portfolios are for portfolios of The
     Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.



                                                       Investment performance 63

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios, and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's                                 Investment Management Weekly
Morningstar's Variable Annuity           Money Management Letter
     Sourcebook                          Investment Dealers Digest
Business Week                            National Underwriter
Forbes                                   Pension & Investments
Fortune                                  USA Today
Institutional Investor                   Investor's Business Daily
Money                                    The New York Times
Kiplinger's Personal Finance             The Wall Street Journal
Financial Planning                       The Los Angeles Times
Investment Adviser                       The Chicago Tribune
--------------------------------------------------------------------------------


From time to time, we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge or any withdrawal charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.


Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST(R) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o the "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life insurance and annuity contracts; and

o the "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.

YIELD INFORMATION


Current yield for the EQ/Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/Alliance Quality Bond and EQ/High Yield options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the annual administrative charge, withdrawal charge, and any charges for state premium and other applicable taxes. For more information, see "EQ/Money Market option yield information" and "Other yield information" in the SAI.


64  Investment performance

10. Incorporation of certain documents by reference

--------------------------------------------------------------------------------

Equitable Life's annual report on Form 10-K for the year ended December 31, 2002, is considered to be a part of this prospectus because it is incorporated by reference.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


                             Incorporation of certain documents by reference  65

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Appendix I: Condensed financial information

--------------------------------------------------------------------------------
The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.


SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR
AFTER DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          1994      1995      1996      1997      1998      1999      2000      2001      2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $106.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       264
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 78.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       101
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 78.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --        82
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core
 Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 76.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --        91
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 67.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       138
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 79.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       127
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap
 Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 62.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       211
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 73.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       214
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 56.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --        53
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $95.45   $123.95   $149.41   $163.33   $161.59   $189.44   $162.34   $120.13   $ 84.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      664     1,310     2,468     3,226     3,342     2,980     2,607     2,242     1,841
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $97.03   $126.78   $155.42   $198.12   $252.88   $312.31   $264.88   $233.80   $154.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      948     1,989     3,457     4,765     5,808     6,502     6,233     5,579     4,418
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $98.86   $121.02   $143.37   $179.30   $213.81   $250.31   $269.09   $262.05   $204.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      210       498       975     1,800     2,475     3,095     3,352     3,789     3,455
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information  A-1

SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR
AFTER DECEMBER 31, 2002 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          1994      1995      1996      1997      1998      1999      2000      2001      2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
 Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 98.19   $109.80   $112.40   $118.98   $126.48   $124.96   $134.60   $143.62   $154.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       32        89       146       202       314       360       309       587       915
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --   $104.15   $112.83   $107.92   $117.72   $160.04   $121.54   $ 92.48   $ 82.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --       141       763       968       971       926     1,028       945     5,013
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --   $116.36   $ 93.70   $ 70.28   $ 47.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --       887     2,596     2,788     2,376
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 93.87   $108.38   $112.65   $121.30   $130.07   $125.76   $138.33   $147.79   $157.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       53       135       196       283       557       622       566       899       950
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --   $125.55   $118.57   $149.64   $168.29   $144.40   $ 99.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --       488     1,101       976     1,895     1,988     1,955
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --   $ 66.10   $ 49.27   $ 28.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --     1,313     1,757     1,713
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 91.64   $108.26   $119.26   $135.29   $157.63   $183.18   $178.32   $172.66   $149.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      289       386       548       655       752       854       846     1,334     2,689
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --   $ 94.39   $ 80.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --     1,544     1,981
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --   $107.58   $103.06   $ 86.73   $ 62.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --         4        15        33        57
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 67.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --        61
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --   $106.78   $111.59   $107.86   $ 80.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --         8        44        95     1,211
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --   $101.64   $103.88   $100.43   $ 75.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        13        34        96       375
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --   $ 79.41   $ 57.18   $110.43   $ 65.32   $ 61.12   $ 56.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --       109       217       590       926       850       895
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $100.95   $135.94   $164.12   $214.66   $271.24   $322.15   $287.40   $249.66   $191.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       47       592     1,486     2,686     3,805     4,579     4,346     4,083     3,648
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --   $106.57   $ 92.84   $ 76.01   $ 56.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --         5        18        33        55
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --   $ 99.98   $ 85.41   $ 68.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        86       420       738
------------------------------------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR
AFTER DECEMBER 31, 2002 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                          1994      1995      1996      1997      1998      1999      2000      2001      2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --   $118.06   $104.82   $105.28   $109.21   $112.05   $ 94.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --       577       859       721       628     1,238     1,835
------------------------------------------------------------------------------------------------------------------------------------
 EQ/High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 95.88   $113.44   $137.53   $160.74   $150.42   $143.43   $129.28   $128.74   $123.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       99       209       444       831     1,164       998       800       770       696
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 80.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --        25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $107.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       207
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --   $ 83.95   $ 63.80   $ 43.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --       165       464       581
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $112.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       239
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --   $105.89   $ 92.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       337
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --   $115.97   $127.67   $149.82   $165.28   $172.07   $141.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --       145       444       617       634     1,044     1,282
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --   $121.34   $161.04   $275.93   $220.97   $143.76   $ 93.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --       256     1,090     2,427     3,720     3,422     2,890
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --   $104.48   $102.37   $ 84.85   $ 66.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        18        68        87       118
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $102.61   $107.04   $111.21   $115.66   $120.19   $124.47   $130.47   $133.66   $133.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       63        81       165       146       262       360       297       395       342
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --   $115.17   $128.20   $124.76   $131.45   $120.85   $ 96.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --       250       581       648       521       532       484
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 75.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --       928
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 53.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --        19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                --        --        --        --        --        --        --        --   $ 81.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       --        --        --        --        --        --        --        --        72
------------------------------------------------------------------------------------------------------------------------------------



                                 Appendix I: Condensed financial information A-3

SERIES 100 AND 200 CONTRACTS\

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31,
2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                1992    1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $106.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     264
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 78.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     101
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 78.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --      82
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core
 Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 76.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --      91
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 67.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     138
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 79.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     127
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap
 Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 62.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     211
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap
 Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 73.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     214
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 56.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --      53
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 48.30 $ 55.68 $ 52.88 $ 68.73 $ 82.91 $ 90.75 $ 89.92 $105.59 $ 90.70 $ 67.13 $ 47.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         17,986  21,496  24,787  25,821  27,945  28,030  25,634  20,946  18,138  16,058  13,832
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $104.63 $128.81 $124.32 $162.42 $199.05 $253.68 $323.75 $399.74 $339.28 $299.82 $197.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         11,841  13,917  15,749  16,292  16,933  17,386  17,231  16,705  15,685  14,197  11,899
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      -- $ 98.86 $121.02 $143.37 $179.30 $213.81 $250.31 $269.09 $262.05 $204.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --     210     498     975   1,800   2,475   3,095   3,352   3,789   3,455
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate
 Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      -- $ 98.19 $109.80 $112.40 $118.98 $126.48 $124.96 $134.60 $143.62 $154.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      32      89     146     202     314     360     309     587     915
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      -- $104.15 $112.83 $107.92 $117.72 $160.04 $121.54 $ 92.48 $ 82.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --     141     763     968     971     926   1,028     945   5,013
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      -- $116.36 $ 93.70 $ 70.28 $ 47.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --     887   2,596   2,788   2,376
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      -- $ 93.87 $108.38 $112.65 $121.30 $130.07 $125.76 $138.33 $147.79 $157.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      53     135     196     283     557     622     566     899     950
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      -- $125.55 $118.57 $149.64 $168.29 $144.40 $ 99.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --     488   1,101     976   1,895   1,988   1,955
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      -- $ 66.10 $ 49.27 $ 28.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --   1,313   1,757   1,713
------------------------------------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31,
2002 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                1992    1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Balanced
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                 $ 26.04 $ 28.85 $ 26.18 $ 30.92 $ 34.06 $ 38.66 $ 45.07 $ 52.39 $ 51.10 $ 49.61 $ 42.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         25,975  31,259  32,664  30,212  28,319  26,036  24,361  22,434  20,413  19,822  23,382
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                      --      --      --      --      --      --      --      --      -- $ 94.39 $ 80.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --   1,544   1,981
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      -- $107.58 $103.06 $ 86.73 $ 62.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --       4      15      33      57
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 67.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --      61
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      -- $106.78 $111.59 $107.86 $ 80.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --       8      44      95   1,211
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      -- $101.64 $103.88 $100.43 $ 75.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      13      34      96     375
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      -- $ 79.41 $ 57.18 $110.43 $ 65.32 $ 61.12 $ 56.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --     109     217     590     926     850     895
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      -- $100.95 $135.94 $164.12 $214.66 $271.24 $322.15 $287.40 $249.66 $191.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      47     592   1,486   2,686   3,805   4,579   4,346   4,083   3,648
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      -- $106.57 $ 92.84 $ 76.01 $ 56.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --       5      18      33      55
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      -- $ 99.98 $ 85.41 $ 68.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      86     420     738
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      -- $118.06 $104.82 $105.28 $109.21 $112.05 $ 94.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --     577     859     721     628   1,238   1,835
------------------------------------------------------------------------------------------------------------------------------------
 EQ/High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      -- $ 95.88 $113.44 $137.53 $160.74 $150.42 $143.43 $129.28 $128.74 $123.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      99     209     444     831   1,164     998     800     770     696
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 80.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --      25
------------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $107.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     207
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      -- $ 83.95 $ 63.80 $ 43.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --     165     464     590
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $112.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     239
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      -- $105.89 $ 92.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     337
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      -- $115.97 $127.97 $149.82 $165.28 $172.07 $141.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --     145     444     617     634   1,044   1,282
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                1992    1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth
 Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      -- $121.34 $161.04 $275.93 $220.97 $143.76 $ 93.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --     256   1,090   2,427   3,720   3,422   2,890
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      -- $104.48 $102.37 $ 84.85 $ 66.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      18      68      87     118
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 25.01 $ 25.41 $ 26.08 $ 27.22 $ 28.28 $ 29.41 $ 30.55 $ 31.63 $ 33.15 $ 33.96 $ 34.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          1,201   1,065   1,000   1,021   1,013     973   1,261   1,516   1,458   1,796   1,816
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth and Income Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit Value                                      --      --      --      --      -- $115.17 $128.20 $124.26 $131.45 $120.85 $ 96.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --     250     581     648     521     532     484
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 75.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --     928
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 53.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --      19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --      --      --      --      --      --      --      --      --      -- $ 81.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --      --      --      --      --      --      --      --      --      --      72
------------------------------------------------------------------------------------------------------------------------------------


A-6 Appendix I: Condensed financial information

Appendix II: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 15, 2004 to a fixed maturity option with a maturity date of June 15, 2013 (i.e., nine* years later) at a rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2008.



--------------------------------------------------------------------------------
                                                          Hypothetical assumed
                                                           rate to maturity on
                                                              June 15, 2008
--------------------------------------------------------------------------------
                                                            5.00%        9.00%
--------------------------------------------------------------------------------
 As of June 15, 2008 (before withdrawal)
--------------------------------------------------------------------------------
(1) Market adjusted amount                                 $144,048    $119,487
(2) Fixed maturity amount                                  $131,080    $131,080
(3) Market value adjustment: (1) - (2)                     $ 12,968    $(11,593)
--------------------------------------------------------------------------------
 On June 15, 2008 (after withdrawal)
--------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with
    withdrawal:
    (3) x [$50,000/(1)]                                    $  4,501    $ (4,851)
--------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]    $ 45,499    $ 54,851
--------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                       $ 85,581    $ 76,229
--------------------------------------------------------------------------------
(7) Maturity value                                         $120,032    $106,915
--------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                          $ 94,048    $ 69,487
--------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

*In Oregon, seven is the maximum maturity year.

                                Appendix II: Market value adjustment example B-1

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                            Page
Unit Values                                                                    2

Calculation of Annuity Payments                                                2
The Reorganization                                                             2
Custodian and Independent Accountants                                          3
EQ/Money Market Option Yield Information                                       3
Other Yield Information                                                        3
Distribution of the Contracts                                                  4
Financial Statements                                                           4


How to Obtain an EQUI-VEST(R) Statement of Additional Information for Separate Account A

Call 1-800-628-6673 or send this request form to:
     EQUI-VEST(R)
     Employer Sponsored Programs
     Processing Office
     The Equitable Life
     P.O. Box 2996
     New York, NY 10116-2996

--------------------------------------------------------------------------------


Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2003
(Employer-Sponsored Retirement Programs)



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip







888-1297 (5/03)

EQUI-VEST(R) Employer-sponsored
retirement program

A Combination Variable and Fixed Deferred Annuity Contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2003


The Equitable Life Assurance
Society of the United States.
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Prospectus for EQUI-VEST(R), dated May 1, 2003. That Prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (P.O. Box 2996, New York, NY 10116-2996), by calling toll free, 1-800-628-6673, or by contacting your financial professional.

TABLE OF CONTENTS

Unit Values                                                                  2

Calculation of Annuity Payments                                              2

The Reorganization                                                           2

Custodian and Independent Accountants                                        3


EQ/Money Market Option Yield Information                                     3


Other Yield Information                                                      3

Distribution of the Contracts                                                4

Financial Statements                                                         4




   Copyright 2003 The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                New York, New York 10104. All rights reserved.


Cat. No. 888-1259


                                                                          x00490

UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:
          a
       ( --- )   - c
          b
where:

(a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust or AXA Premier VIP Trust, as applicable (the "Trusts"). This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.


CALCULATION OF ANNUITY PAYMENTS


The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.


For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Series 100 Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2002, the annuity payment due in December 2002 would be $95.19 (the number of units (26.74) times $3.56).



THE REORGANIZATION


Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the EQ/Money Market Fund, EQ/Balanced Fund, EQ/Alliance Common Stock Fund and EQ/Aggressive Stock Fund, was organized as an open-end management investment company, with its own investment objectives and policies. Collectively, these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the "predecessor separate accounts."

On December 18, 1987, the predecessor separate accounts were combined in part and reorganized into the EQ/Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock

Funds of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the predecessor separate accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding Funds of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these Funds were replaced by shares of portfolios of The Hudson River Trust corresponding to these Funds of Separate Account A. On October 18, 1999, all of the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of Separate Account A as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, and the consolidated financial statements of Equitable Life as of December 31, 2002 and 2001 and for each of the three years ended December 31, 2002 included in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


EQ/MONEY MARKET OPTION YIELD INFORMATION

The EQ/Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in a unit value is computed by subtracting the unit value at the beginning of the period from the unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Annual administrative charge" section under "Charges and expenses" in the Prospectus. Unit values reflect all other accrued expenses of the EQ/Money Market option.


The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the annual administrative charge for EQUI-VEST(R) that is deducted from the EQ/Money Market option will vary for each contract and the percentage of the aggregate account value allocated to the EQ/Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the actual aggregate annual administrative charges, as a percentage of total assets held under EQUI-VEST(R). This amount is multiplied by 365/7 to produce an average administrative charge factor which is used in weekly yield computations for the ensuing year. The average administrative charge is then divided by the number of EQ/Money Market option units for the EQUI-VEST(R) series contract as of the end of the prior calendar year and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The EQ/Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the EQ/Money Market option will fluctuate and not remain constant.

The EQ/Money Market option yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. EQ/Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest option or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends, which accrue on a daily basis.

While the EQ/Money Market option yields will vary among the different EQUI-VEST(R) contracts, the same method of calculating EQ/Money Market option yields applies. The seven-day current yield and effective yield figures set forth below reflect the highest charges that are currently being assessed under any EQUI-VEST(R) contract and are for illustrative purposes only.

The seven-day current yield for the EQ/Money Market option was -0.54% for the period ended December 31, 2002. The effective yield for the EQ/Money Market option for that period was -0.54%. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the corresponding yield figures for the EQ/Money Market Portfolio, which reflect only the deduction of Trust-level expenses.



OTHER YIELD INFORMATION


We calculate 30-day yield information for the EQ/Alliance Quality Bond and EQ/High Yield Funds. We derive the 30-day rate of return from the actual change in the share value reported to us by the Trusts. This amount does not include capital changes of the variable investment option's shares of the corresponding portfolio during the period. We reduce the net change by (a) the daily charges we deduct from your variable investment options for contract expenses times the number of calendar days in the period and (b) the annual administrative charge.


The effective yield is obtained by giving effect to the compounding nature of the variable investment option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30 and subtracting one from the result.

The effective yields for the 30-day period ended December 31, 2002 were 1.22% for the EQ/Alliance Quality Bond option and 9.30% for the EQ/High Yield option. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios, which reflect only the deduction of Trust-level expenses.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2002, 2001 and 2000. In 2002, Equitable Life paid AXA Advisors, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A, $536,113,253 in 2002, $543,488,990 in 2001 and $666,577,890
in 2000. Of these amounts, AXA Advisors retained $283,213,274, $277,057,837 and $385,314,054, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.....................................     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2002............     FSA-3
   Statements of Operations for the Year Ended December 31, 2002......    FSA-15
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2002 and 2001.......................................    FSA-21
   Notes to Financial Statements......................................    FSA-32


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.....................................       F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002 and 2001............       F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2002,
     2001 and 2000....................................................       F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2002, 2001 and 2000.............       F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2002, 2001 and 2000..............................................       F-5
   Notes to Consolidated Financial Statements.........................       F-7


                                     FSA-1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                         AXA Premier VIP
                                                     AXA Premier VIP   AXA Premier VIP    International
                                                        Core Bond        Health Care         Equity
                                                    ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value     $71,497,052       $15,053,631       $14,573,665
Receivable for The Trusts shares sold .............             --                --                --
Receivable for policy-related transactions ........        188,886            31,063           118,570
                                                       -----------       -----------       -----------
  Total assets ....................................     71,685,938        15,084,694        14,692,235
                                                       -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........        188,886            31,063           118,570
Payable for policy-related transactions ...........             --                --                --
                                                       -----------       -----------       -----------
  Total liabilities ...............................        188,886            31,063           118,570
                                                       -----------       -----------       -----------
Net Assets ........................................    $71,497,052       $15,053,631       $14,573,665
                                                       ===========       ===========       ===========
Net Assets:
Accumulation Units ................................    $44,423,431       $10,224,607       $ 9,802,018
Contracts in payout (annuitization) period ........             --                --                --
Retained by Equitable Life in Separate
 Account A ........................................     27,073,621         4,829,024         4,771,647
                                                       -----------       -----------       -----------
Total net assets ..................................    $71,497,052       $15,053,631       $14,573,665
                                                       ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......    $69,900,828       $17,132,903       $16,310,101
The Trusts ........................................
 Class A ..........................................        105,128           100,556           100,556
 Class B ..........................................      6,791,716         1,779,574         1,740,882



                                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                                       Core Equity          Growth            Value           Cap Growth
                                                    ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value     $14,126,016       $18,009,744       $19,186,270       $22,412,666
Receivable for The Trusts shares sold .............             --                --             2,852                --
Receivable for policy-related transactions ........         29,814            10,951                --            22,530
                                                       -----------       -----------       -----------       -----------
  Total assets ....................................     14,155,830        18,020,695        19,189,122        22,435,196
                                                       -----------       -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........         29,814            10,951                --            22,530
Payable for policy-related transactions ...........             --                --             2,852                --
                                                       -----------       -----------       -----------       -----------
  Total liabilities ...............................         29,814            10,951             2,852            22,530
                                                       -----------       -----------       -----------       -----------
Net Assets ........................................    $14,126,016       $18,009,744       $19,186,270       $22,412,666
                                                       ===========       ===========       ===========       ===========
Net Assets:
Accumulation Units ................................    $ 9,464,738       $13,852,464       $14,347,812       $18,611,296
Contracts in payout (annuitization) period ........             --                --                --                --
Retained by Equitable Life in Separate
 Account A ........................................      4,661,278         4,157,280         4,838,458         3,801,370
                                                       -----------       -----------       -----------       -----------
Total net assets ..................................    $14,126,016       $18,009,744       $19,186,270       $22,412,666
                                                       ===========       ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......    $16,724,791       $21,702,568       $22,593,215       $28,045,198
The Trusts ........................................
 Class A ..........................................        101,030           100,556           101,268           100,556
 Class B ..........................................      1,726,473         2,517,239         2,303,107         3,465,763

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                         AXA Premier VIP
                                     AXA Premier VIP   AXA Premier VIP    International
                                        Core Bond        Health Care         Equity
                                    ----------------- ----------------- ----------------
Unit value:
Class A 0.74% .....................           --                --               --
Class A 0.74% .....................           --                --               --
Class A 1.34%, 1.40% or 1.49% .....           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.45% .....................           --                --               --
Class B 0.50% .....................     $ 107.64          $  79.66          $ 78.74
Class B 0.70% .....................     $ 107.42          $  79.50          $ 78.58
Class B 0.90% .....................     $ 107.20          $  79.33          $ 78.42
Class B 0.90% .....................           --                --               --
Class B 0.95% .....................     $ 107.15          $  79.29          $ 78.38
Class B 1.20% .....................     $ 106.88          $  79.09          $ 78.18
Class B 1.34% .....................     $ 106.73          $  78.98          $ 78.07
Class B 1.34% .....................           --          $ 103.48          $ 89.80
Class B 1.35% .....................     $ 106.72          $  78.97          $ 78.06
Class B 1.45% .....................     $ 106.61          $  78.89          $ 77.98

Units outstanding (000's):
Class A 0.74% .....................           --                --               --
Class A 0.74% .....................           --                --               --
Class A 1.34%, 1.40% or 1.49% .....           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.45% .....................           --                --               --
Class B 0.50% .....................           --                --               --
Class B 0.70% .....................           --                --               --
Class B 0.90% .....................           --                --               --
Class B 0.90% .....................           --                --               --
Class B 0.95% .....................           64                10               24
Class B 1.20% .....................           83                17               17
Class B 1.34% .....................          267               102               84
Class B 1.34% .....................           --                --               --
Class B 1.35% .....................            2                --               --
Class B 1.45% .....................           --                --               --



                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                       Core Equity          Growth            Value           Cap Growth
                                    ----------------- ----------------- ----------------- -----------------
Unit value:
Class A 0.74% .....................           --                --                --                --
Class A 0.74% .....................           --                --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.45% .....................           --                --                --                --
Class B 0.50% .....................      $ 77.08           $ 68.45           $ 79.76           $ 62.53
Class B 0.70% .....................      $ 76.92           $ 68.31           $ 79.60           $ 62.40
Class B 0.90% .....................      $ 76.77           $ 68.17           $ 79.44           $ 62.27
Class B 0.90% .....................      $ 76.69                --                --                --
Class B 0.95% .....................      $ 76.73           $ 68.14           $ 79.40           $ 62.24
Class B 1.20% .....................      $ 76.54           $ 67.96           $ 79.20           $ 62.08
Class B 1.34% .....................      $ 76.43           $ 67.87           $ 79.08           $ 93.12
Class B 1.34% .....................           --                --                --           $ 62.00
Class B 1.35% .....................      $ 76.42           $ 67.86           $ 79.08           $ 62.00
Class B 1.45% .....................      $ 76.34           $ 67.79           $ 79.00           $ 61.93

Units outstanding (000's):
Class A 0.74% .....................           --                --                --                --
Class A 0.74% .....................           --                --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.45% .....................           --                --                --                --
Class B 0.50% .....................           --                --                --                --
Class B 0.70% .....................           --                --                --                --
Class B 0.90% .....................           --                --                --                --
Class B 0.90% .....................           --                --                --                --
Class B 0.95% .....................           11                33                21                43
Class B 1.20% .....................           21                32                32                43
Class B 1.34% .....................           92               139               128               213
Class B 1.34% .....................           --                --                --                --
Class B 1.35% .....................           --                --                 1                 1
Class B 1.45% .....................           --                --                --                --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       AXA Premier VIP     AXA Premier VIP
                                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                    --------------------- ----------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value       $25,522,098         $ 7,217,936        $  891,138,823
Receivable for The Trusts shares sold .............              682                  --             1,794,534
Receivable for policy-related transactions ........               --             121,741                    --
                                                         -----------         -----------        --------------
  Total assets ....................................       25,522,780           7,339,677           892,933,357
                                                         -----------         -----------        --------------
Liabilities:
Payable for The Trusts shares purchased ...........               --             121,741                    --
Payable for policy-related transactions ...........              682                  --             1,405,840
                                                         -----------         -----------        --------------
  Total liabilities ...............................              682             121,741             1,405,840
                                                         -----------         -----------        --------------
Net Assets ........................................      $25,522,098         $ 7,217,936        $  891,527,517
                                                         ===========         ===========        ==============
Net Assets:
Accumulation Units ................................      $21,008,305         $ 3,753,167        $  888,862,715
Contracts in payout (annuitization) period ........               --                  --             1,712,896
Retained by Equitable Life in Separate
 Account A ........................................        4,513,793           3,464,769               951,906
                                                         -----------         -----------        --------------
Total net assets ..................................      $25,522,098         $ 7,217,936        $  891,527,517
                                                         ===========         ===========        ==============
Investments in shares of The Trusts, at cost ......      $30,679,445         $10,023,369        $1,722,301,321
The Trusts ........................................
 Class A ..........................................          100,556             100,556            54,283,158
 Class B ..........................................        3,315,762           1,156,593               452,156



                                                                                            EQ/Alliance
                                                                                            Intermediate
                                                       EQ/Alliance        EQ/Alliance        Government     EQ/Alliance
                                                       Common Stock    Growth and Income     Securities    International
                                                    ----------------- ------------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value   $3,328,362,733      $  844,519,816    $198,293,407    $485,085,550
Receivable for The Trusts shares sold .............       3,623,165             430,133       1,199,396         558,832
Receivable for policy-related transactions ........              --                  --              --              --
                                                     --------------      --------------    ------------    ------------
  Total assets ....................................   3,331,985,898         844,949,949     199,492,803     485,644,382
                                                     --------------      --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ...........              --                  --              --              --
Payable for policy-related transactions ...........       3,098,478             462,094         871,983         877,228
                                                     --------------      --------------    ------------    ------------
  Total liabilities ...............................       3,098,478             462,094         871,983         877,228
                                                     --------------      --------------    ------------    ------------
Net Assets ........................................  $3,328,887,420      $  844,487,855    $198,620,820    $484,767,154
                                                     ==============      ==============    ============    ============
Net Assets:
Accumulation Units ................................  $3,306,221,409      $  839,072,202    $197,970,847    $482,477,778
Contracts in payout (annuitization) period ........      19,770,124           5,322,283         645,578       1,253,929
Retained by Equitable Life in Separate
 Account A ........................................       2,895,887              93,370           4,395       1,035,447
                                                     --------------      --------------    ------------    ------------
Total net assets ..................................  $3,328,887,420      $  844,487,855    $198,620,820    $484,767,154
                                                     ==============      ==============    ============    ============
Investments in shares of The Trusts, at cost ......  $6,047,696,273      $1,089,173,383    $197,612,940    $504,975,613
The Trusts ........................................
 Class A ..........................................     310,013,496          58,916,635      15,130,970      62,842,043
 Class B ..........................................       7,472,922           6,752,112       4,144,890       4,262,859

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                       AXA Premier VIP     AXA Premier VIP
                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                    --------------------- ----------------- ---------------------
Unit value:
Class A 0.74% .....................             --                  --                  --
Class A 0.74% .....................             --                  --                  --
Class A 1.34%, 1.40% or 1.49% .....             --                  --            $  47.48
Class A 1.35% .....................             --                  --            $  88.98
Class A 1.35% .....................             --                  --            $  84.51
Class A 1.45% .....................             --                  --            $  47.01
Class B 0.50% .....................        $ 74.33             $ 57.12            $  46.48
Class B 0.70% .....................        $ 74.18             $ 57.00            $  50.77
Class B 0.90% .....................        $ 74.03             $ 56.89            $  47.80
Class B 0.90% .....................             --                  --            $  39.17
Class B 0.95% .....................        $ 73.99             $ 56.86            $  50.34
Class B 1.20% .....................        $ 73.80             $ 56.71            $  47.01
Class B 1.34% .....................        $ 73.70             $ 56.63                  --
Class B 1.34% .....................        $ 94.23             $ 86.91                  --
Class B 1.35% .....................        $ 73.69             $ 56.63                  --
Class B 1.45% .....................        $ 73.62             $ 56.57                  --

Units outstanding (000's):
Class A 0.74% .....................             --                  --                  --
Class A 0.74% .....................             --                  --                  --
Class A 1.34%, 1.40% or 1.49% .....             --                  --              14,602
Class A 1.35% .....................             --                  --                 365
Class A 1.35% .....................             --                  --               1,841
Class A 1.45% .....................             --                  --                   5
Class B 0.50% .....................             --                  --                  --
Class B 0.70% .....................             --                  --                  --
Class B 0.90% .....................             --                  --                  --
Class B 0.90% .....................             --                  --                  34
Class B 0.95% .....................             32                   4                  30
Class B 1.20% .....................             36                   9                  95
Class B 1.34% .....................            217                  53                  --
Class B 1.34% .....................             --                  --                  --
Class B 1.35% .....................             --                  --                  --
Class B 1.45% .....................             --                  --                  --



                                                                        EQ/Alliance
                                                                        Intermediate
                                      EQ/Alliance      EQ/Alliance       Government    EQ/Alliance
                                     Common Stock   Growth and Income    Securities   International
                                    -------------- ------------------- ------------- --------------
Unit value:
Class A 0.74% .....................    $ 256.52               --         $  74.44            --
Class A 0.74% .....................    $ 277.87               --               --            --
Class A 1.34%, 1.40% or 1.49% .....    $ 197.84         $ 204.07         $ 154.25       $ 82.20
Class A 1.35% .....................    $ 161.06         $ 204.30         $ 148.72       $ 82.14
Class A 1.35% .....................    $ 154.15               --               --            --
Class A 1.45% .....................    $  62.45         $  97.61         $ 125.44       $ 64.65
Class B 0.50% .....................    $  52.86         $  75.41         $ 120.24       $ 62.95
Class B 0.70% .....................    $  55.52         $  85.76         $ 125.51       $ 65.79
Class B 0.90% .....................    $  64.63         $ 100.27         $ 127.05       $ 67.72
Class B 0.90% .....................    $  57.75               --               --            --
Class B 0.95% .....................    $  55.05         $  85.04         $ 124.46       $ 65.24
Class B 1.20% .....................    $  62.46         $  97.62         $ 125.45       $ 64.53
Class B 1.34% .....................          --               --               --            --
Class B 1.34% .....................          --               --               --            --
Class B 1.35% .....................          --               --               --            --
Class B 1.45% .....................          --               --               --            --

Units outstanding (000's):
Class A 0.74% .....................         165               --               45            --
Class A 0.74% .....................          50               --               --            --
Class A 1.34%, 1.40% or 1.49% .....      12,250            3,569              945         5,237
Class A 1.35% .....................         398              117               42           260
Class A 1.35% .....................       4,419               --               --            --
Class A 1.45% .....................          27                7                1             4
Class B 0.50% .....................          --               --               --            --
Class B 0.70% .....................          --               --               --            --
Class B 0.90% .....................          --                7                1             8
Class B 0.90% .....................          51               --               --            --
Class B 0.95% .....................         365              316              145           189
Class B 1.20% .....................         905              600              193           272
Class B 1.34% .....................          --               --               --            --
Class B 1.34% .....................          --               --               --            --
Class B 1.35% .....................          --               --               --            --
Class B 1.45% .....................          --               --               --            --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                     Premier Growth   Quality Bond   Small Cap Growth
                                                    ---------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value    $148,220,272    $197,480,999     $234,466,898
Receivable for The Trusts shares sold .............             --              --               --
Receivable for policy-related transactions ........        136,537          54,788           48,297
                                                      ------------    ------------     ------------
  Total assets ....................................    148,356,809     197,535,787      234,515,195
                                                      ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........        137,156          67,033           66,123
Payable for policy-related transactions ...........             --              --               --
                                                      ------------    ------------     ------------
  Total liabilities ...............................        137,156          67,033           66,123
                                                      ------------    ------------     ------------
Net Assets ........................................   $148,219,653    $197,468,754     $234,449,072
                                                      ============    ============     ============
Net Assets:
Accumulation Units ................................   $148,021,982    $196,490,018     $233,638,376
Contracts in payout (annuitization) period ........             --         963,063          701,756
Retained by Equitable Life in Separate
 Account A ........................................        197,671          15,673          108,940
                                                      ------------    ------------     ------------
Total net assets ..................................   $148,219,653    $197,468,754     $234,449,072
                                                      ============    ============     ============
Investments in shares of The Trusts, at cost ......   $214,219,617    $194,722,331     $341,760,157
The Trusts ........................................
 Class A ..........................................             --      15,832,570       22,854,403
 Class B ..........................................     29,444,774       3,600,477        3,177,980



                                                     EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                      Technology     EQ/Balanced     Diversified Value   Socially Responsible
                                                    ------------- ----------------- ------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $61,309,203   $1,570,463,876       $186,665,255          $5,234,701
Receivable for The Trusts shares sold .............      172,711        2,087,332                 --                  --
Receivable for policy-related transactions ........           --               --            298,027              47,939
                                                     -----------   --------------       ------------          ----------
  Total assets ....................................   61,481,914    1,572,551,208        186,963,282           5,282,640
                                                     -----------   --------------       ------------          ----------
Liabilities:
Payable for The Trusts shares purchased ...........           --               --            296,023              47,939
Payable for policy-related transactions ...........      172,958        1,951,971                 --                  --
                                                     -----------   --------------       ------------          ----------
  Total liabilities ...............................      172,958        1,951,971            296,023              47,939
                                                     -----------   --------------       ------------          ----------
Net Assets ........................................  $61,308,956   $1,570,599,237       $186,667,259          $5,234,701
                                                     ===========   ==============       ============          ==========
Net Assets:
Accumulation Units ................................  $61,083,402   $1,563,100,963       $186,391,528          $3,908,553
Contracts in payout (annuitization) period ........           --        5,842,809                 --                  --
Retained by Equitable Life in Separate
 Account A ........................................      225,554        1,655,465            275,731           1,326,148
                                                     -----------   --------------       ------------          ----------
Total net assets ..................................  $61,308,956   $1,570,599,237       $186,667,259          $5,234,701
                                                     ===========   ==============       ============          ==========
Investments in shares of The Trusts, at cost ......  $80,067,665   $1,863,283,573       $214,931,699          $6,700,377
The Trusts ........................................
 Class A ..........................................          500      119,689,573                 --                  --
 Class B ..........................................   20,532,104        5,586,951         18,614,495             890,287

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                       EQ/Alliance     EQ/Alliance      EQ/Alliance
                                     Premier Growth   Quality Bond   Small Cap Growth
                                    ---------------- -------------- ------------------
Unit value:
Class A 0.74% .....................          --               --              --
Class A 0.74% .....................          --               --              --
Class A 1.34%, 1.40% or 1.49% .....          --         $ 157.39         $ 99.61
Class A 1.35% .....................          --         $ 165.98         $ 99.56
Class A 1.35% .....................          --               --              --
Class A 1.45% .....................          --         $ 124.83         $ 72.71
Class B 0.50% .....................     $ 44.22         $ 120.40         $ 52.55
Class B 0.70% .....................     $ 48.79         $ 125.91         $ 88.17
Class B 0.90% .....................     $ 48.46         $ 126.38         $ 73.89
Class B 0.90% .....................          --               --              --
Class B 0.95% .....................     $ 48.38         $ 124.85         $ 87.42
Class B 1.20% .....................     $ 47.97         $ 124.90         $ 72.72
Class B 1.34% .....................     $ 47.74               --              --
Class B 1.34% .....................          --               --              --
Class B 1.35% .....................     $ 47.72               --              --
Class B 1.45% .....................     $ 47.56               --              --

Units outstanding (000's):
Class A 0.74% .....................          --               --              --
Class A 0.74% .....................          --               --              --
Class A 1.34%, 1.40% or 1.49% .....          --              976           2,012
Class A 1.35% .....................          --               38              47
Class A 1.35% .....................          --               --              --
Class A 1.45% .....................          --                1               3
Class B 0.50% .....................          --               --              --
Class B 0.70% .....................          --               --              --
Class B 0.90% .....................           1                2               2
Class B 0.90% .....................          --               --              --
Class B 0.95% .....................         265              132             150
Class B 1.20% .....................         383              158             206
Class B 1.34% .....................       2,421               --              --
Class B 1.34% .....................          --               --              --
Class B 1.35% .....................          23               --              --
Class B 1.45% .....................           2               --              --



                                     EQ/Alliance                    EQ/Bernstein          EQ/Calvert
                                      Technology   EQ/Balanced   Diversified Value   Socially Responsible
                                    ------------- ------------- ------------------- ---------------------
Unit value:
Class A 0.74% .....................         --            --               --                   --
Class A 0.74% .....................         --            --               --                   --
Class A 1.34%, 1.40% or 1.49% .....         --      $  42.91               --                   --
Class A 1.35% .....................         --      $ 149.96               --                   --
Class A 1.35% .....................         --      $ 149.01               --                   --
Class A 1.45% .....................         --      $  96.40               --                   --
Class B 0.50% .....................    $ 33.73      $  82.10          $ 89.18              $ 57.22
Class B 0.70% .....................    $ 29.30      $  89.58          $ 82.19              $ 64.32
Class B 0.90% .....................    $ 29.14      $  99.02          $ 81.63              $ 63.89
Class B 0.90% .....................         --      $  86.02               --                   --
Class B 0.95% .....................    $ 29.10      $  88.83          $ 86.43              $ 81.77
Class B 1.20% .....................    $ 28.90      $  96.39          $ 80.81              $ 63.23
Class B 1.34% .....................    $ 28.78            --          $ 80.42              $ 62.93
Class B 1.34% .....................         --            --               --                   --
Class B 1.35% .....................    $ 28.78            --          $ 80.39              $ 62.91
Class B 1.45% .....................    $ 28.70            --          $ 85.70              $ 81.26

Units outstanding (000's):
Class A 0.74% .....................         --            --               --                   --
Class A 0.74% .....................         --            --               --                   --
Class A 1.34%, 1.40% or 1.49% .....         --        24,363               --                   --
Class A 1.35% .....................         --           312               --                   --
Class A 1.35% .....................         --         2,689               --                   --
Class A 1.45% .....................         --             6               --                   --
Class B 0.50% .....................         --            --               --                   --
Class B 0.70% .....................         --            --               --                   --
Class B 0.90% .....................          2            --                2                   --
Class B 0.90% .....................         --            60               --                   --
Class B 0.95% .....................        166           195               98                    1
Class B 1.20% .....................        191           488              173                    3
Class B 1.34% .....................      1,746            --            2,010                   57
Class B 1.34% .....................         --            --               --                   --
Class B 1.35% .....................         13            --               25                   --
Class B 1.45% .....................          1            --                1                   --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                EQ/Capital             EQ/Capital
                                                          Guardian International   Guardian Research
                                                         ------------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....        $5,634,073            $115,960,275
Receivable for The Trusts shares sold ..................                --                      --
Receivable for policy-related transactions .............            22,444                 105,482
                                                                ----------            ------------
  Total assets .........................................         5,656,517             116,065,757
                                                                ----------            ------------
Liabilities:
Payable for The Trusts shares purchased ................            19,968                 105,491
Payable for policy-related transactions ................                --                      --
                                                                ----------            ------------
  Total liabilities ....................................            19,968                 105,491
                                                                ----------            ------------
Net Assets .............................................        $5,636,549            $115,960,266
                                                                ==========            ============
Net Assets:
Accumulation Units .....................................        $5,617,081            $115,919,389
Contracts in payout (annuitization) period .............                --                      --
Retained by Equitable Life in Separate
 Account A .............................................            19,468                  40,877
                                                                ----------            ------------
Total net assets .......................................        $5,636,549            $115,960,266
                                                                ==========            ============
Investments in shares of The Trusts, at cost ...........        $5,780,121            $125,026,553
The Trusts .............................................
 Class A ...............................................                --                      --
 Class B ...............................................           766,784              14,113,057



                                                               EQ/Capital          EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                          Guardian U.S. Equity   Markets Equity      500 Index          Omega
                                                         ---------------------- ---------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $35,921,841         $60,716,205    $  803,064,776     $4,474,756
Receivable for The Trusts shares sold ..................                --             879,690            82,587             --
Receivable for policy-related transactions .............            64,684                  --                --          2,451
                                                               -----------         -----------    --------------     ----------
  Total assets .........................................        35,986,525          61,595,895       803,147,363      4,477,207
                                                               -----------         -----------    --------------     ----------
Liabilities:
Payable for The Trusts shares purchased ................            70,944                  --                --          2,451
Payable for policy-related transactions ................                --             882,512            56,998             --
                                                               -----------         -----------    --------------     ----------
  Total liabilities ....................................            70,944             882,512            56,998          2,451
                                                               -----------         -----------    --------------     ----------
Net Assets .............................................       $35,915,581         $60,713,383    $  803,090,365     $4,474,756
                                                               ===========         ===========    ==============     ==========
Net Assets:
Accumulation Units .....................................       $35,862,767         $60,620,221    $  798,628,299     $4,434,439
Contracts in payout (annuitization) period .............                --                  --         3,922,519             --
Retained by Equitable Life in Separate
 Account A .............................................            52,814              93,162           539,547         40,317
                                                               -----------         -----------    --------------     ----------
Total net assets .......................................       $35,915,581         $60,713,383    $  803,090,365     $4,474,756
                                                               ===========         ===========    ==============     ==========
Investments in shares of The Trusts, at cost ...........       $36,454,140         $67,365,959    $1,093,217,698     $4,992,473
The Trusts .............................................
 Class A ...............................................                --                  --        44,799,244             --
 Class B ...............................................         4,622,785          11,491,364         2,676,961        737,272



                                                          EQ/FI Mid Cap
                                                         --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $73,084,945
Receivable for The Trusts shares sold ..................           --
Receivable for policy-rleated transactions .............      383,174
                                                          -----------
  Total assets .........................................   73,468,119
                                                          -----------
Liabilities:
Payable for The Trusts shares purchased ................      382,588
Payable for policy-related transactions ................           --
                                                          -----------
  Total liabilities ....................................      382,588
                                                          -----------
Net Assets .............................................  $73,085,531
                                                          ===========
Net Assets:
Accumulation Units .....................................  $73,033,777
Contracts in payout (annuitization) period .............           --
Retained by Equitable Life in Separate
 Account A .............................................       51,754
                                                          -----------
Total net assets .......................................  $73,085,531
                                                          ===========
Investments in shares of The Trusts, at cost ...........  $82,418,418
The Trusts .............................................
 Class A ...............................................           --
 Class B ...............................................   10,342,651

                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                           EQ/Capital             EQ/Capital
                                     Guardian International   Guardian Research
                                    ------------------------ -------------------
Unit value:
Class A 0.74% .....................              --                     --
Class A 0.74% .....................              --                     --
Class A 1.34%, 1.40% or 1.49% .....              --                     --
Class A 1.35% .....................              --                     --
Class A 1.35% .....................              --                     --
Class A 1.45% .....................              --                     --
Class B 0.50% .....................         $ 61.65                $ 73.83
Class B 0.70% .....................         $ 69.13                $ 81.93
Class B 0.90% .....................         $ 68.67                $ 81.38
Class B 0.90% .....................              --                     --
Class B 0.95% .....................         $ 84.22                $ 81.24
Class B 1.20% .....................         $ 67.97                $ 80.55
Class B 1.34% .....................         $ 67.65                $ 80.17
Class B 1.34% .....................              --                     --
Class B 1.35% .....................         $ 67.62                $ 80.14
Class B 1.45% .....................         $ 83.76                $ 79.87

Units outstanding (000's):
Class A 0.74% .....................              --                     --
Class A 0.74% .....................              --                     --
Class A 1.34%, 1.40% or 1.49% .....              --                     --
Class A 1.35% .....................              --                     --
Class A 1.35% .....................              --                     --
Class A 1.45% .....................              --                     --
Class B 0.50% .....................              --                     --
Class B 0.70% .....................              --                     --
Class B 0.90% .....................              --                      1
Class B 0.90% .....................              --                     --
Class B 0.95% .....................               5                     59
Class B 1.20% .....................              12                    130
Class B 1.34% .....................              63                  1,232
Class B 1.34% .....................              --                     --
Class B 1.35% .....................               2                     20
Class B 1.45% .....................              --                      3



                                          EQ/Capital          EQ/Emerging    EQ/Equity   EQ/Evergreen
                                     Guardian U.S. Equity   Markets Equity   500 Index       Omega      EQ/FI Mid Cap
                                    ---------------------- ---------------- ----------- -------------- --------------
Unit value:
Class A 0.74% .....................             --                  --             --           --             --
Class A 0.74% .....................             --                  --             --           --             --
Class A 1.34%, 1.40% or 1.49% .....             --                  --       $ 191.65           --             --
Class A 1.35% .....................             --                  --       $ 191.48           --             --
Class A 1.35% .....................             --                  --             --           --             --
Class A 1.45% .....................             --                  --       $  72.93           --             --
Class B 0.50% .....................        $ 74.48            $  70.62       $  62.27      $ 56.66        $ 71.73
Class B 0.70% .....................        $ 77.29            $  88.08       $  63.97      $ 58.23        $ 69.75
Class B 0.90% .....................        $ 76.77            $ 103.54       $  75.18      $ 57.84        $ 69.42
Class B 0.90% .....................             --                  --             --           --             --
Class B 0.95% .....................        $ 76.64            $  76.80       $  63.43      $ 57.74        $ 69.34
Class B 1.20% .....................        $ 75.99            $  81.32       $  72.94      $ 57.25        $ 68.93
Class B 1.34% .....................        $ 75.63            $  56.74             --      $ 56.98        $ 68.70
Class B 1.34% .....................             --            $  90.59             --           --             --
Class B 1.35% .....................        $ 75.60            $  85.53             --      $ 56.96        $ 68.69
Class B 1.45% .....................        $ 75.34            $  80.41             --      $ 56.76        $ 68.53

Units outstanding (000's):
Class A 0.74% .....................             --                  --             --           --             --
Class A 0.74% .....................             --                  --             --           --             --
Class A 1.34%, 1.40% or 1.49% .....             --                  --          3,781           --             --
Class A 1.35% .....................             --                  --            146           --             --
Class A 1.35% .....................             --                  --             --           --             --
Class A 1.45% .....................             --                  --             12           --             --
Class B 0.50% .....................             --                  --             --           --             --
Class B 0.70% .....................             --                  --             --           --             --
Class B 0.90% .....................             --                  --              7           --              1
Class B 0.90% .....................             --                  --             --           --             --
Class B 0.95% .....................             31                  39            183            6            119
Class B 1.20% .....................             63                  54            451           16            195
Class B 1.34% .....................            378                 915             --           56            742
Class B 1.34% .....................             --                  --             --           --             --
Class B 1.35% .....................              1                  14             --            1              4
Class B 1.45% .....................             --                   1             --           --             --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/FI Small/Mid                  EQ/International
                                                        Cap Value     EQ/High Yield     Equity Index
                                                    ---------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value    $214,248,005    $106,291,713       $2,773,105
Receivable for The Trusts shares sold .............             --         691,812               --
Receivable for policy-related transactions ........        293,511              --           89,507
                                                      ------------    ------------       ----------
  Total assets ....................................    214,541,516     106,983,525        2,862,612
                                                      ------------    ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ...........        292,923              --           89,507
Payable for policy-related transactions ...........             --         691,824               --
                                                      ------------    ------------       ----------
  Total liabilities ...............................        292,923         691,824           89,507
                                                      ------------    ------------       ----------
Net Assets ........................................   $214,248,593    $106,291,701       $2,773,105
                                                      ============    ============       ==========
Net Assets:
Accumulation Units ................................   $214,098,888    $105,480,535       $2,761,856
Contracts in payout (annuitization) period ........             --         547,010               --
Retained by Equitable Life in Separate
 Account A ........................................        149,705         264,156           11,249
                                                      ------------    ------------       ----------
Total net assets ..................................   $214,248,593    $106,291,701       $2,773,105
                                                      ============    ============       ==========
Investments in shares of The Trusts, at cost ......   $247,365,442    $142,361,182       $2,830,242
The Trusts ........................................
 Class A ..........................................             --      19,784,487               --
 Class B ..........................................     21,763,154       2,263,873          390,688



                                                     EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                                        Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                                    ---------------- ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value     $31,143,946      $37,984,615      $33,655,620       $39,093,225
Receivable for The Trusts shares sold .............             --               --               --                --
Receivable for policy-related transactions ........        105,215          117,903          201,780           390,789
                                                       -----------      -----------      -----------       -----------
  Total assets ....................................     31,249,161       38,102,518       33,857,400        39,484,014
                                                       -----------      -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........        105,215          117,903          201,780           390,789
Payable for policy-related transactions ...........             --               --               --                --
                                                       -----------      -----------      -----------       -----------
  Total liabilities ...............................        105,215          117,903          201,780           390,789
                                                       -----------      -----------      -----------       -----------
Net Assets ........................................    $31,143,946      $37,984,615      $33,655,620       $39,093,225
                                                       ===========      ===========      ===========       ===========
Net Assets:
Accumulation Units ................................    $31,126,896      $37,973,877      $33,624,129       $39,071,729
Contracts in payout (annuitization) period ........             --               --               --                --
Retained by Equitable Life in Separate
 Account A ........................................         17,050           10,738           31,491            21,496
                                                       -----------      -----------      -----------       -----------
Total net assets ..................................    $31,143,946      $37,984,615      $33,655,620       $39,093,225
                                                       ===========      ===========      ===========       ===========
Investments in shares of The Trusts, at cost ......    $31,690,918      $51,057,545      $36,073,283       $41,136,123
The Trusts ........................................
 Class A ..........................................             --               --               --                --
 Class B ..........................................      2,782,216        8,402,239        3,443,912         3,883,484

                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                     EQ/FI Small/Mid                  EQ/International
                                        Cap Value     EQ/High Yield     Equity Index
                                    ---------------- --------------- ------------------
Unit value:
Class A 0.74% .....................          --               --               --
Class A 0.74% .....................          --               --               --
Class A 1.34%, 1.40% or 1.49% .....          --         $ 123.58               --
Class A 1.35% .....................          --         $ 131.83               --
Class A 1.35% .....................          --               --               --
Class A 1.45% .....................          --         $  72.96               --
Class B 0.50% .....................     $ 95.25         $  91.03          $ 81.37
Class B 0.70% .....................     $ 76.93         $  86.67          $ 81.20
Class B 0.90% .....................     $ 94.35         $  74.22          $ 81.02
Class B 0.90% .....................          --               --               --
Class B 0.95% .....................     $ 96.15         $  85.94          $ 80.98
Class B 1.20% .....................     $ 74.98         $  72.96          $ 80.76
Class B 1.34% .....................     $ 94.29               --          $ 80.64
Class B 1.34% .....................          --               --               --
Class B 1.35% .....................     $ 74.70               --          $ 80.63
Class B 1.45% .....................     $ 74.14               --          $ 80.54

Units outstanding (000's):
Class A 0.74% .....................          --               --               --
Class A 0.74% .....................          --               --               --
Class A 1.34%, 1.40% or 1.49% .....          --              725               --
Class A 1.35% .....................          --               38               --
Class A 1.35% .....................          --               --               --
Class A 1.45% .....................          --                1               --
Class B 0.50% .....................          --               --               --
Class B 0.70% .....................          --               --               --
Class B 0.90% .....................          --                1               --
Class B 0.90% .....................           2               --               --
Class B 0.95% .....................         163               66                4
Class B 1.20% .....................         261               69                5
Class B 1.34% .....................       1,866               --               25
Class B 1.34% .....................          --               --               --
Class B 1.35% .....................          35               --               --
Class B 1.45% .....................           2               --               --



                                     EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                        Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                    ---------------- ---------------- ----------------- -----------------
Unit value:
Class A 0.74% .....................           --              --                --                --
Class A 0.74% .....................           --              --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.45% .....................           --              --                --                --
Class B 0.50% .....................     $ 108.01         $ 47.68          $ 108.77           $ 93.38
Class B 0.70% .....................     $ 107.78         $ 44.53          $ 114.85           $ 93.15
Class B 0.90% .....................     $ 107.54         $ 44.32          $ 114.07           $ 92.92
Class B 0.90% .....................           --              --                --                --
Class B 0.95% .....................     $ 107.49         $ 44.27          $  89.87           $ 92.86
Class B 1.20% .....................     $ 107.19         $ 44.01          $ 112.91           $ 92.57
Class B 1.34% .....................     $ 107.03         $ 43.86          $ 112.38           $ 92.40
Class B 1.34% .....................           --              --                --                --
Class B 1.35% .....................     $ 107.02         $ 43.85          $ 112.34           $ 92.39
Class B 1.45% .....................     $ 106.90         $ 43.75          $  87.78           $ 92.27

Units outstanding (000's):
Class A 0.74% .....................           --              --                --                --
Class A 0.74% .....................           --              --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.45% .....................           --              --                --                --
Class B 0.50% .....................           --              --                --                --
Class B 0.70% .....................           --              --                --                --
Class B 0.90% .....................            1              --                --                --
Class B 0.90% .....................           --              --                --                --
Class B 0.95% .....................           35             108                24                33
Class B 1.20% .....................           45             162                27                47
Class B 1.34% .....................          209             590               247               342
Class B 1.34% .....................           --              --                --                --
Class B 1.35% .....................            1               4                 6                 1
Class B 1.45% .....................           --              --                --                --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                              EQ/Mercury        EQ/MFS Emerging        EQ/MFS
                                                          Basic Value Equity   Growth Companies   Investors Trust
                                                         -------------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $219,939,606        $307,045,752       $11,034,958
Receivable for The Trusts shares sold ..................               --              70,268                --
Receivable for policy-related transactions .............          570,638                  --            55,667
                                                             ------------        ------------       -----------
  Total assets .........................................      220,510,244         307,116,020        11,090,625
                                                             ------------        ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................          568,381                  --            55,667
Payable for policy-related transactions ................               --              70,082                --
                                                             ------------        ------------       -----------
  Total liabilities ....................................          568,381              70,082            55,667
                                                             ------------        ------------       -----------
Net Assets .............................................     $219,941,863        $307,045,938       $11,034,958
                                                             ============        ============       ===========
Net Assets:
Accumulation Units .....................................     $219,766,996        $306,985,730       $10,977,886
Contracts in payout (annuitization) period .............               --                  --                --
Retained by Equitable Life in Separate
 Account A .............................................          174,867              60,208            57,072
                                                             ------------        ------------       -----------
Total net assets .......................................     $219,941,863        $307,045,938       $11,034,958
                                                             ============        ============       ===========
Investments in shares of The Trusts, at cost ...........     $255,794,472        $481,947,453       $13,492,221
The Trusts .............................................
 Class A ...............................................               --                  --                --
 Class B ...............................................       19,489,683          34,118,917         1,566,736



                                                                               EQ/Putnam        EQ/Putnam
                                                                            Growth & Income   International    EQ/Putnam
                                                          EQ/Money Market        Value            Equity        Voyager
                                                         ----------------- ----------------- --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....    $196,157,986      $52,944,093     $ 86,526,271    $1,745,861
Receivable for The Trusts shares sold ..................         775,668               --               --            --
Receivable for policy-related transactions .............              --           39,457           94,344        19,028
                                                            ------------      -----------     ------------    ----------
  Total assets .........................................     196,933,654       52,983,550       86,620,615     1,764,889
                                                            ------------      -----------     ------------    ----------
Liabilities:
Payable for The Trusts shares purchased ................              --           39,503          103,444        19,028
Payable for policy-related transactions ................         551,730               --               --            --
                                                            ------------      -----------     ------------    ----------
  Total liabilities ....................................         551,730           39,503          103,444        19,028
                                                            ------------      -----------     ------------    ----------
Net Assets .............................................    $196,381,924      $52,944,047     $ 86,517,171    $1,745,861
                                                            ============      ===========     ============    ==========
Net Assets:
Accumulation Units .....................................    $194,259,827      $52,828,631     $ 86,428,760    $1,722,107
Contracts in payout (annuitization) period .............       1,001,706               --               --            --
Retained by Equitable Life in Separate
 Account A .............................................       1,120,391          115,416           88,411        23,754
                                                            ------------      -----------     ------------    ----------
Total net assets .......................................    $196,381,924      $52,944,047     $ 86,517,171    $1,745,861
                                                            ============      ===========     ============    ==========
Investments in shares of The Trusts, at cost ...........    $198,334,996      $65,947,219     $101,174,635    $1,879,647
The Trusts .............................................
 Class A ...............................................      14,772,249               --               --            --
 Class B ...............................................       4,153,676        5,890,779        9,990,479       182,171



                                                            EQ/Small
                                                          Company Index
                                                         --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $8,134,931
Receivable for The Trusts shares sold ..................           --
Receivable for policy-related transactions .............       17,490
                                                           ----------
  Total assets .........................................    8,152,421
                                                           ----------
Liabilities:
Payable for The Trusts shares purchased ................       17,490
Payable for policy-related transactions ................           --
                                                           ----------
  Total liabilities ....................................       17,490
                                                           ----------
Net Assets .............................................   $8,134,931
                                                           ==========
Net Assets:
Accumulation Units .....................................   $8,125,253
Contracts in payout (annuitization) period .............           --
Retained by Equitable Life in Separate
 Account A .............................................        9,678
                                                           ----------
Total net assets .......................................   $8,134,931
                                                           ==========
Investments in shares of The Trusts, at cost ...........   $8,687,334
The Trusts .............................................
 Class A ...............................................           --
 Class B ...............................................    1,131,256

                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                      EQ/Mercury        EQ/MFS Emerging        EQ/MFS
                                  Basic Value Equity   Growth Companies   Investors Trust
                                 -------------------- ------------------ -----------------
Unit value:
Class A 0.74% ..................            --                  --                 --
Class A 0.74% ..................            --                  --                 --
Class A 1.34%, 1.40% or 1.49% ..            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.45% ..................            --                  --                 --
Class B 0.50% ..................      $  88.81             $ 35.99            $ 64.03
Class B 0.70% ..................      $ 112.46             $ 64.15            $ 67.58
Class B 0.90% ..................      $ 108.89             $ 56.92            $ 67.12
Class B 0.90% ..................            --                  --                 --
Class B 0.95% ..................      $  92.90             $ 53.87            $ 67.01
Class B 1.20% ..................      $ 109.12             $ 60.23            $ 66.44
Class B 1.34% ..................      $ 141.48             $ 93.15            $ 66.13
Class B 1.34% ..................            --                  --                 --
Class B 1.35% ..................      $ 109.20             $ 62.29            $ 66.10
Class B 1.45% ..................      $ 107.89             $ 59.55            $ 65.88

Units outstanding (000's):
Class A 0.74% ..................            --                  --                 --
Class A 0.74% ..................            --                  --                 --
Class A 1.34%, 1.40% or 1.49% ..            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.45% ..................            --                  --                 --
Class B 0.50% ..................            --                  --                 --
Class B 0.70% ..................            --                  --                 --
Class B 0.90% ..................             2                   4                 --
Class B 0.90% ..................            --                  --                 --
Class B 0.95% ..................           131                 169                 19
Class B 1.20% ..................           183                 265                 26
Class B 1.34% ..................         1,302               2,956                120
Class B 1.34% ..................            --                  --                 --
Class B 1.35% ..................            28                  94                  1
Class B 1.45% ..................             2                   9                 --



                                                       EQ/Putnam        EQ/Putnam
                                                    Growth & Income   International   EQ/Putnam     EQ/Small
                                  EQ/Money Market        Value            Equity       Voyager    Company Index
                                 ----------------- ----------------- --------------- ----------- --------------
Unit value:
Class A 0.74% ..................     $  42.17                --               --            --           --
Class A 0.74% ..................           --                --               --            --           --
Class A 1.34%, 1.40% or 1.49% ..     $  34.00                --               --            --           --
Class A 1.35% ..................     $ 134.47                --               --            --           --
Class A 1.35% ..................     $ 133.83                --               --            --           --
Class A 1.45% ..................     $ 112.77                --               --            --           --
Class B 0.50% ..................     $ 105.22           $ 78.07          $ 62.51       $ 47.88      $ 82.28
Class B 0.70% ..................     $ 110.53           $ 78.73          $ 77.18       $ 55.04      $ 82.10
Class B 0.90% ..................     $ 114.42           $ 77.17          $ 76.66       $ 54.67      $ 81.92
Class B 0.90% ..................     $ 103.51                --               --            --           --
Class B 0.95% ..................     $ 109.60           $ 72.36          $ 76.53       $ 54.57      $ 81.88
Class B 1.20% ..................     $ 112.77           $ 76.16          $ 75.88       $ 54.11      $ 81.65
Class B 1.34% ..................           --           $ 96.50          $ 75.52       $ 53.85      $ 81.53
Class B 1.34% ..................           --                --               --            --           --
Class B 1.35% ..................           --           $ 76.45          $ 75.49       $ 53.83      $ 81.52
Class B 1.45% ..................           --           $ 75.30          $ 82.38       $ 72.13      $ 81.43

Units outstanding (000's):
Class A 0.74% ..................          110                --               --            --           --
Class A 0.74% ..................           --                --               --            --           --
Class A 1.34%, 1.40% or 1.49% ..        2,329                --               --            --           --
Class A 1.35% ..................          162                --               --            --           --
Class A 1.35% ..................          342                --               --            --           --
Class A 1.45% ..................           --                --               --            --           --
Class B 0.50% ..................           --                --               --            --           --
Class B 0.70% ..................           --                --               --            --           --
Class B 0.90% ..................           --                 1                1            --           --
Class B 0.90% ..................            1                --               --            --           --
Class B 0.95% ..................          279                16               97             4            9
Class B 1.20% ..................          107                35               74             5           18
Class B 1.34% ..................           --               491              952            20           72
Class B 1.34% ..................           --                --               --            --           --
Class B 1.35% ..................           --                18               17             3           --
Class B 1.45% ..................           --                 2                1            --           --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
 Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $2,435,203      $         --      $         --
 Expenses:
  Asset-based charges ............................        298,099            88,159            76,108
  Less: Reduction for expense limitation .........             --                --                --
                                                       ----------      ------------      ------------
  Net Expenses ...................................        298,099            88,159            76,108
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      2,137,104           (88,159)          (76,108)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        130,607          (627,902)       (1,046,538)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................        130,607          (627,902)       (1,046,538)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,596,224        (2,079,272)       (1,736,437)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,726,831        (2,707,174)       (2,782,975)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $3,863,935      $ (2,795,333)     $ (2,859,083)
                                                       ==========      ============      ============



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                     Large Cap Core      Large Cap         Large Cap       Small/Mid Cap
                                                       Equity (a)        Growth (a)        Value (a)         Growth (a)
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     32,789      $         --      $     88,253      $         --
 Expenses:
  Asset-based charges ............................         83,115           115,488           132,108           146,781
  Less: Reduction for expense limitation .........             --                --                --                --
                                                     ------------      ------------      ------------      ------------
  Net Expenses ...................................         83,115           115,488           132,108           146,781
                                                     ------------      ------------      ------------      ------------
Net Investment Income (Loss) .....................        (50,326)         (115,488)          (43,855)         (146,781)
                                                     ------------      ------------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (553,530)       (1,164,953)         (621,090)       (1,845,916)
  Realized gain distribution from The Trusts .....             --                --                --                --
                                                     ------------      ------------      ------------      ------------
 Net realized gain (loss) ........................       (553,530)       (1,164,953)         (621,090)       (1,845,916)
                                                     ------------      ------------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,598,775)       (3,692,823)       (3,406,945)       (5,632,532)
                                                     ------------      ------------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,152,305)       (4,857,776)       (4,028,035)       (7,478,448)
                                                     ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,202,631)     $ (4,973,264)     $ (4,071,890)     $ (7,625,229)
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                     Small/Mid Cap    AXA Premier VIP    EQ/Aggressive
                                                       Value (a)       Technology (a)        Stock
                                                   ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --      $         --     $      152,562
 Expenses:
  Asset-based charges ............................        176,467            27,906         15,007,588
  Less: Reduction for expense limitation .........             --                --         (2,562,446)
                                                     ------------      ------------     --------------
  Net Expenses ...................................        176,467            27,906         12,445,142
                                                     ------------      ------------     --------------
Net Investment Income (Loss) .....................       (176,467)          (27,906)       (12,292,580)
                                                     ------------      ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,003,913)       (1,044,583)      (179,857,512)
  Realized gain distribution from The Trusts .....             --                --                 --
                                                     ------------      ------------     --------------
 Net realized gain (loss) ........................     (1,003,913)       (1,044,583)      (179,857,512)
                                                     ------------      ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (5,157,347)       (2,805,433)      (218,949,024)
                                                     ------------      ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (6,161,260)       (3,850,016)      (398,806,536)
                                                     ------------      ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (6,337,727)     $ (3,877,922)    $ (411,099,116)
                                                     ============      ============     ==============



                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                       EQ/Alliance         EQ/Alliance        Government      EQ/Alliance
                                                       Common Stock     Growth and Income     Securities     International
                                                   ------------------- ------------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      2,248,496     $   13,428,759      $ 8,089,107    $          --
 Expenses:
  Asset-based charges ............................        62,109,010         13,344,337        1,942,196        1,867,988
  Less: Reduction for expense limitation .........        (8,713,056)                --           (9,522)              --
                                                    ----------------     --------------      -----------    -------------
  Net Expenses ...................................        53,395,954         13,344,337        1,932,674        1,867,988
                                                    ----------------     --------------      -----------    -------------
Net Investment Income (Loss) .....................       (51,147,458)            84,422        6,156,433       (1,867,988)
                                                    ----------------     --------------      -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (662,408,118)       (72,371,250)       2,811,677       (8,044,561)
  Realized gain distribution from The Trusts .....                --                 --          220,251               --
                                                    ----------------     --------------      -----------    -------------
 Net realized gain (loss) ........................      (662,408,118)       (72,371,250)       3,031,928       (8,044,561)
                                                    ----------------     --------------      -----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,274,164,291)      (191,803,897)       1,474,710      (13,550,930)
                                                    ----------------     --------------      -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (1,936,572,409)      (264,175,147)       4,506,638      (21,595,491)
                                                    ----------------     --------------      -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (1,987,719,867)    $ (264,090,725)     $10,663,071    $ (23,463,479)
                                                    ================     ==============      ===========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                      EQ/Alliance
                                                      EQ/Alliance     EQ/Alliance      Small Cap
                                                    Premier Growth   Quality Bond        Growth
                                                   ---------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $ 7,354,382    $           --
 Expenses:
  Asset-based charges ............................      2,488,634      2,401,518         3,672,879
  Less: Reduction for expense limitation .........             --             --                --
                                                    -------------    -----------    --------------
  Net Expenses ...................................      2,488,634      2,401,518         3,672,879
                                                    -------------    -----------    --------------
Net Investment Income (Loss) .....................     (2,488,634)     4,952,864        (3,672,879)
                                                    -------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (58,521,649)     1,170,701       (54,680,960)
  Realized gain distribution from The Trusts .....             --        306,624                --
                                                    -------------    -----------    --------------
 Net realized gain (loss) ........................    (58,521,649)     1,477,325       (54,680,960)
                                                    -------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (17,093,865)     5,479,502       (48,454,126)
                                                    -------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (75,615,514)     6,956,827      (103,135,086)
                                                    -------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (78,104,148)   $11,909,691    $ (106,807,965)
                                                    =============    ===========    ==============



                                                                                                              EQ/Calvert
                                                      EQ/Alliance                          EQ/Bernstein        Socially
                                                       Technology       EQ/Balanced     Diversified Value    Responsible
                                                   ----------------- ----------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --    $   19,835,854      $   2,482,505     $         --
 Expenses:
  Asset-based charges ............................       1,045,562        17,664,146          2,344,930           46,621
  Less: Reduction for expense limitation .........              --        (3,247,975)                --               --
                                                     -------------    --------------      -------------     ------------
  Net Expenses ...................................       1,045,562        14,416,171          2,344,930           46,621
                                                     -------------    --------------      -------------     ------------
Net Investment Income (Loss) .....................      (1,045,562)        5,419,683            137,575          (46,621)
                                                     -------------    --------------      -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (31,165,028)      (69,819,217)        (7,012,216)        (689,076)
  Realized gain distribution from The Trusts .....              --                --                 --               --
                                                     -------------    --------------      -------------     ------------
 Net realized gain (loss) ........................     (31,165,028)      (69,819,217)        (7,012,216)        (689,076)
                                                     -------------    --------------      -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (13,919,007)     (128,039,996)       (23,630,627)        (873,936)
                                                     -------------    --------------      -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (45,084,035)     (197,859,213)       (30,642,843)      (1,563,012)
                                                     -------------    --------------      -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (46,129,597)   $ (192,439,530)     $ (30,505,268)    $ (1,609,633)
                                                     =============    ==============      =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   60,907          $     247,717         $    133,533
 Expenses:
  Asset-based charges ............................          34,093                373,178              304,755
  Less: Reduction for expense limitation .........              --                     --                   --
                                                        ----------          -------------         ------------
  Net Expenses ...................................          34,093                373,178              304,755
                                                        ----------          -------------         ------------
Net Investment Income (Loss) .....................          26,814               (125,461)            (171,222)
                                                        ----------          -------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (353,475)            (1,890,703)          (4,417,250)
  Realized gain distribution from The Trusts .....              --                     --                   --
                                                        ----------          -------------         ------------
 Net realized gain (loss) ........................        (353,475)            (1,890,703)          (4,417,250)
                                                        ----------          -------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (128,044)            (9,232,906)            (841,593)
                                                        ----------          -------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (481,519)           (11,123,609)          (5,258,843)
                                                        ----------          -------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ (454,705)         $ (11,249,070)        $ (5,430,065)
                                                        ==========          =============         ============



                                                      EQ/Emerging        EQ/Equity       EQ/Evergreen
                                                    Markets Equity       500 Index           Omega        EQ/FI Mid Cap
                                                   ---------------- ------------------ ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --     $   10,468,323     $         --    $      10,420
 Expenses:
  Asset-based charges ............................        877,395         12,866,894           52,589          858,929
  Less: Reduction for expense limitation .........             --                 --               --               --
                                                    -------------     --------------     ------------    -------------
  Net Expenses ...................................        877,395         12,866,894           52,589          858,929
                                                    -------------     --------------     ------------    -------------
Net Investment Income (Loss) .....................       (877,395)        (2,398,571)         (52,589)        (848,509)
                                                    -------------     --------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,694,999        (98,904,574)        (718,019)      (4,471,266)
  Realized gain distribution from The Trusts .....             --            865,796               --               --
                                                    -------------     --------------     ------------    -------------
 Net realized gain (loss) ........................      7,694,999        (98,038,778)        (718,019)      (4,471,266)
                                                    -------------     --------------     ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (12,302,551)      (163,996,604)        (380,554)      (9,090,561)
                                                    -------------     --------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,607,552)      (262,035,382)      (1,098,573)     (13,561,827)
                                                    -------------     --------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (5,484,947)    $ (264,433,953)    $ (1,151,162)   $ (14,410,336)
                                                    =============     ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                         EQ/FI
                                                     Small/Mid Cap                    EQ/International
                                                         Value        EQ/High Yield   Equity Index (a)
                                                   ----------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,179,135    $  10,082,473      $   27,657
 Expenses:
  Asset-based charges ............................       2,745,654        1,466,551          15,250
  Less: Reduction for expense limitation .........              --               --              --
                                                     -------------    -------------      ----------
  Net Expenses ...................................       2,745,654        1,466,551          15,250
                                                     -------------    -------------      ----------
Net Investment Income (Loss) .....................      (1,566,519)       8,615,922          12,407
                                                     -------------    -------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,870,431)     (19,804,444)       (185,949)
  Realized gain distribution from The Trusts .....              --               --              --
                                                     -------------    -------------      ----------
 Net realized gain (loss) ........................      (1,870,431)     (19,804,444)       (185,949)
                                                     -------------    -------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (38,052,701)       5,988,711         (57,137)
                                                     -------------    -------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (39,923,132)     (13,815,733)       (243,086)
                                                     -------------    -------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (41,489,651)   $  (5,199,811)     $ (230,679)
                                                     =============    =============      ==========



                                                    EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                                     Core Bond (a)     Cap Growth        Cap Value     EQ/Marsico Focus
                                                   ---------------- ---------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,293,760     $          --     $    177,759     $      8,865
 Expenses:
  Asset-based charges ............................       148,573           531,787          238,609          245,083
  Less: Reduction for expense limitation .........            --                --               --               --
                                                      ----------     -------------     ------------     ------------
  Net Expenses ...................................       148,573           531,787          238,609          245,083
                                                      ----------     -------------     ------------     ------------
Net Investment Income (Loss) .....................     1,145,187          (531,787)         (60,850)        (236,218)
                                                      ----------     -------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       277,622        (7,698,976)      (2,462,844)        (592,429)
  Realized gain distribution from The Trusts .....       149,660                --          155,074               --
                                                      ----------     -------------     ------------     ------------
 Net realized gain (loss) ........................       427,282        (7,698,976)      (2,307,770)        (592,429)
                                                      ----------     -------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (546,972)       (7,480,177)      (2,435,246)      (2,069,738)
                                                      ----------     -------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (119,690)      (15,179,153)      (4,743,016)      (2,662,167)
                                                      ----------     -------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,025,497     $ (15,710,940)    $ (4,803,866)    $ (2,898,385)
                                                      ==========     =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                              EQ/MFS
                                                        EQ/Mercury       Emerging Growth        EQ/MFS
                                                    Basic Value Equity      Companies      Investors Trust
                                                   -------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   2,540,080      $           --     $     66,191
 Expenses:
  Asset-based charges ............................        2,930,977           5,438,852          136,587
  Less: Reduction for expense limitation .........               --                  --               --
                                                      -------------      --------------     ------------
  Net Expenses ...................................        2,930,977           5,438,852          136,587
                                                      -------------      --------------     ------------
Net Investment Income (Loss) .....................         (390,897)         (5,438,852)         (70,396)
                                                      -------------      --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (13,478,554)       (157,834,988)      (1,712,449)
  Realized gain distribution from The Trusts .....        1,391,322                  --               --
                                                      -------------      --------------     ------------
 Net realized gain (loss) ........................      (12,087,232)       (157,834,988)      (1,712,449)
                                                      -------------      --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (33,904,718)        (25,694,164)        (988,739)
                                                      -------------      --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (45,991,950)       (183,529,152)      (2,701,188)
                                                      -------------      --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (46,382,847)     $ (188,968,004)    $ (2,771,584)
                                                      =============      ==============     ============



                                                                         EQ/Putnam
                                                                      Growth & Income         EQ/Putnam         EQ/Putnam
                                                    EQ/Money Market        Value        International Equity     Voyager
                                                   ----------------- ----------------- ---------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   2,713,515     $     813,844       $     608,749       $    2,074
 Expenses:
  Asset-based charges ............................       2,684,900           824,495             795,846           11,447
  Less: Reduction for expense limitation .........         (70,487)               --                  --               --
                                                     -------------     -------------       -------------       ----------
  Net Expenses ...................................       2,614,413           824,495             795,846           11,447
                                                     -------------     -------------       -------------       ----------
Net Investment Income (Loss) .....................          99,102           (10,651)           (187,097)          (9,373)
                                                     -------------     -------------       -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,999,974)       (5,241,110)         (3,646,800)        (236,741)
  Realized gain distribution from The Trusts .....              --                --                  --               --
                                                     -------------     -------------       -------------       ----------
 Net realized gain (loss) ........................      (1,999,974)       (5,241,110)         (3,646,800)        (236,741)
                                                     -------------     -------------       -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       2,188,244        (9,066,740)        (14,361,722)         (31,846)
                                                     -------------     -------------       -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         188,270       (14,307,850)        (18,008,522)        (268,587)
                                                     -------------     -------------       -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $     287,372     $ (14,318,501)      $ (18,195,619)      $ (277,960)
                                                     =============     =============       =============       ==========



                                                        EQ/Small
                                                    Company Index (a)
                                                   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $     42,302
 Expenses:
  Asset-based charges ............................          51,955
  Less: Reduction for expense limitation .........              --
                                                      ------------
  Net Expenses ...................................          51,955
                                                      ------------
Net Investment Income (Loss) .....................          (9,653)
                                                      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (501,550)
  Realized gain distribution from The Trusts .....              --
                                                      ------------
 Net realized gain (loss) ........................        (501,550)
                                                      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (552,404)
                                                      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (1,053,954)
                                                      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (1,063,607)
                                                      ============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.



                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       AXA Premier VIP  AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    International      Large Cap
                                                    Core Bond (e)    Health Care (e)     Equity (e)     Core Equity (e)
                                                  ----------------- ----------------- ---------------- -----------------
                                                         2002              2002             2002              2002
                                                  ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  2,137,104      $    (88,159)     $    (76,108)    $    (50,326)
 Net realized gain (loss) on investments ........        130,607          (627,902)       (1,046,538)        (553,530)
 Change in unrealized appreciation
  (depreciation) of investments .................      1,596,224        (2,079,272)       (1,736,437)      (2,598,775)
                                                    ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      3,863,935        (2,795,333)       (2,859,083)      (3,202,631)
                                                    ------------      ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     15,207,512         3,823,759         4,512,653        3,363,717
  Transfers between funds including
   guaranteed interest account, net .............     28,985,650         8,320,461         7,470,868        8,243,626
  Transfers for contract benefit and
   terminations .................................     (1,578,917)         (317,742)         (578,354)        (303,173)
  Contract maintenance charges ..................         (5,203)           (3,163)           (1,542)          (1,731)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     42,609,042        11,823,315        11,403,625       11,302,439
                                                    ------------      ------------      ------------     ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........     24,801,995         5,803,409         5,806,883        5,803,968
                                                    ------------      ------------      ------------     ------------
Increase (Decrease) in Net Assets ...............     71,274,972        14,831,391        14,351,425       13,903,776
Net Assets -- Beginning of Period ...............        222,080           222,240           222,240          222,240
                                                    ------------      ------------      ------------     ------------
Net Assets -- End of Period .....................   $ 71,497,052      $ 15,053,631      $ 14,573,665     $ 14,126,016
                                                    ============      ============      ============     ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                --                --               --
Units Redeemed ..................................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Net Increase (Decrease) .........................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            507               179               330              157
Units Redeemed ..................................            (91)              (50)             (205)             (33)
                                                    ------------      ------------      ------------     ------------
Net Increase (Decrease) .........................            416               129               125              124
                                                    ------------      ------------      ------------     ------------



                                                   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                      Growth (e)        Value (e)         Growth (e)        Value (e)
                                                  ----------------- ----------------- ----------------- -----------------
                                                         2002              2002              2002              2002
                                                  ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (115,488)     $    (43,855)     $   (146,781)     $   (176,467)
 Net realized gain (loss) on investments ........     (1,164,953)         (621,090)       (1,845,916)       (1,003,913)
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,692,823)       (3,406,945)       (5,632,532)       (5,157,347)
                                                    ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................     (4,973,264)       (4,071,890)       (7,625,229)       (6,337,727)
                                                    ------------      ------------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      6,606,378         5,601,531         8,359,517         7,576,610
  Transfers between funds including
   guaranteed interest account, net .............     10,870,820        12,100,630        16,481,447        19,263,703
  Transfers for contract benefit and
   terminations .................................       (522,932)         (474,234)         (833,271)       (1,008,742)
  Contract maintenance charges ..................         (2,423)           (2,523)           (3,288)           (4,406)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     16,951,843        17,225,404        24,004,405        25,827,165
                                                    ------------      ------------      ------------      ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........      5,808,925         5,810,516         5,811,250         5,810,420
                                                    ------------      ------------      ------------      ------------
Increase (Decrease) in Net Assets ...............     17,787,504        18,964,030        22,190,426        25,299,858
Net Assets -- Beginning of Period ...............        222,240           222,240           222,240           222,240
                                                    ------------      ------------      ------------      ------------
Net Assets -- End of Period .....................   $ 18,009,744      $ 19,186,270      $ 22,412,666      $ 25,522,098
                                                    ============      ============      ============      ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                --                --                --
Units Redeemed ..................................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Net Increase (Decrease) .........................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            261               235               374               351
Units Redeemed ..................................            (57)              (53)              (74)              (66)
                                                    ------------      ------------      ------------      ------------
Net Increase (Decrease) .........................            204               182               300               285
                                                    ------------      ------------      ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   AXA Premier VIP
                                                   Technology (e)           EQ/Aggressive Stock
                                                  ---------------- --------------------------------------
                                                        2002               2002               2001
                                                  ---------------- ------------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (27,906)    $ (12,292,580)      $  (10,913,507)
 Net realized gain (loss) on investments ........     (1,044,583)     (179,857,512)        (316,398,350)
 Change in unrealized appreciation
  (depreciation) of investments .................     (2,805,433)     (218,949,024)        (247,696,857)
                                                   -------------     -------------       --------------
 Net increase (decrease) in net assets from
  operations ....................................     (3,877,922)     (411,099,116)        (575,008,714)
                                                   -------------     -------------       --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,183,965        78,915,361          131,103,746
  Transfers between funds including
   guaranteed interest account, net .............      4,022,247      (128,913,879)        (182,701,881)
  Transfers for contract benefit and
   terminations .................................       (136,302)     (131,760,685)        (189,179,330)
  Contract maintenance charges ..................           (825)       (1,461,396)          (1,632,481)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --         1,232,084            1,493,556
                                                   -------------     -------------       --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      5,069,085      (181,988,515)        (240,916,390)
                                                   -------------     -------------       --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........      5,804,533        (1,955,477)            (638,938)
                                                   -------------     -------------       --------------
Increase (Decrease) in Net Assets ...............      6,995,696      (595,043,108)        (816,564,042)
Net Assets -- Beginning of Period ...............        222,240     1,486,570,625        2,303,134,667
                                                   -------------     -------------       --------------
Net Assets -- End of Period .....................  $   7,217,936     $ 891,527,517       $1,486,570,625
                                                   =============     =============       ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --             3,229                9,528
Units Redeemed ..................................             --            (6,088)             (12,314)
                                                   -------------     -------------       --------------
Net Increase (Decrease) .........................             --            (2,857)              (2,786)
                                                   -------------     -------------       --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            182               222                  373
Units Redeemed ..................................           (116)             (231)                (430)
                                                   -------------     -------------       --------------
Net Increase (Decrease) .........................             66                (9)                 (57)
                                                   -------------     -------------       --------------



                                                                EQ/Alliance                           EQ/Alliance
                                                               Common Stock                        Growth and Income
                                                  --------------------------------------- ------------------------------------
                                                          2002                2001               2002              2001
                                                  ------------------- ------------------- ----------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (51,147,458)  $      78,097,413   $        84,422    $   (3,746,676)
 Net realized gain (loss) on investments ........       (662,408,118)       (289,120,769)      (72,371,250)       53,499,406
 Change in unrealized appreciation
  (depreciation) of investments .................     (1,274,164,291)       (653,716,839)     (191,803,897)      (84,758,894)
                                                   -----------------   -----------------   ---------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,987,719,867)       (864,740,195)     (264,090,725)      (35,006,164)
                                                   -----------------   -----------------   ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        226,320,086         372,811,491       111,186,585       142,341,603
  Transfers between funds including
   guaranteed interest account, net .............       (507,880,564)       (429,477,264)      (60,053,641)      123,335,654
  Transfers for contract benefit and
   terminations .................................       (481,916,512)       (648,386,874)     (113,286,192)     (100,148,849)
  Contract maintenance charges ..................         (3,902,443)         (4,303,434)         (885,231)         (669,085)
  Adjustments to net assets allocated to
   contracts in payout period ...................         14,201,665           6,986,908         1,358,734          (779,898)
                                                   -----------------   -----------------   ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (753,177,768)       (702,369,173)      (61,679,745)      164,079,425
                                                   -----------------   -----------------   ---------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        (15,181,529)         (1,899,836)       (1,355,756)        1,205,825
                                                   -----------------   -----------------   ---------------    --------------
Increase (Decrease) in Net Assets ...............     (2,756,079,164)     (1,569,009,204)     (327,126,226)      130,279,086
Net Assets -- Beginning of Period ...............      6,084,966,584       7,653,975,788     1,171,614,081     1,041,334,995
                                                   -----------------   -----------------   ---------------    --------------
Net Assets -- End of Period .....................  $   3,328,887,420   $   6,084,966,584   $   844,487,855    $1,171,614,081
                                                   =================   =================   ===============    ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              2,406               2,866             1,015             2,433
Units Redeemed ..................................             (6,125)             (5,356)           (1,390)           (2,022)
                                                   -----------------   -----------------   ---------------    --------------
Net Increase (Decrease) .........................             (3,719)             (2,490)             (375)              411
                                                   -----------------   -----------------   ---------------    --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................                360                 693               311               530
Units Redeemed ..................................               (424)               (530)             (219)             (122)
                                                   -----------------   -----------------   ---------------    --------------
Net Increase (Decrease) .........................                (64)                163                92               408
                                                   -----------------   -----------------   ---------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Alliance Intermediate
                                                        Government Securities         EQ/Alliance International (j)
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   6,156,433    $   2,936,581    $  (1,867,988)   $     401,433
 Net realized gain (loss) on investments ........      3,031,928        1,248,138       (8,044,561)     (38,491,982)
 Change in unrealized appreciation
  (depreciation) of investments .................      1,474,710          191,192      (13,550,930)       5,084,182
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     10,663,071        4,375,911      (23,463,479)     (33,006,367)
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     31,156,303       21,606,165       13,146,001       13,631,972
  Transfers between funds including
   guaranteed interest account, net .............     63,279,822       47,407,274      407,063,253      (12,106,825)
  Transfers for contract benefit and
   terminations .................................    (22,619,817)     (10,867,815)     (17,714,224)     (10,371,439)
  Contract maintenance charges ..................        (92,317)         (41,329)        (160,807)        (104,828)
  Adjustments to net assets allocated to
   contracts in payout period ...................       (256,266)        (348,072)        (569,972)         (68,259)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     71,467,725       57,756,223      401,764,251       (9,019,379)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         66,086          508,463        1,994,735          100,391
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     82,196,882       62,640,597      380,295,507      (41,925,355)
Net Assets -- Beginning of Period ...............    116,423,938       53,783,341      104,471,647      146,397,002
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 198,620,820    $ 116,423,938    $ 484,767,154    $ 104,471,647
                                                   =============    =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            969              625            5,598            2,898
Units Redeemed ..................................           (616)            (340)          (1,142)          (2,993)
                                                   -------------    -------------    -------------    -------------
Net Increase (Decrease) .........................            353              285            4,456              (95)
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            324              197              617              374
Units Redeemed ..................................           (165)             (46)            (242)            (353)
                                                   -------------    -------------    -------------    -------------
Net Increase (Decrease) .........................            159              151              375               21
                                                   -------------    -------------    -------------    -------------



                                                      EQ/Alliance Premier Growth         EQ/Alliance Quality Bond
                                                  ---------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (2,488,634)  $  (3,322,001)   $   4,952,864    $   6,819,263
 Net realized gain (loss) on investments ........      (58,521,649)    (92,346,724)       1,477,325        1,476,226
 Change in unrealized appreciation
  (depreciation) of investments .................      (17,093,865)     14,619,551        5,479,502         (354,294)
                                                   ---------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      (78,104,148)    (81,049,174)      11,909,691        7,941,195
                                                   ---------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       25,101,420      47,227,576       27,082,888       28,580,644
  Transfers between funds including
   guaranteed interest account, net .............      (34,545,193)        (27,952)      13,812,577       54,839,638
  Transfers for contract benefit and
   terminations .................................      (17,848,054)    (17,893,460)     (24,883,388)     (14,132,061)
  Contract maintenance charges ..................         (251,635)       (227,973)        (118,427)         (54,876)
  Adjustments to net assets allocated to
   contracts in payout period ...................               --              --         (209,479)        (270,430)
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (27,543,462)     29,078,191       15,684,171       68,962,915
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........           18,742         132,619          212,530          310,847
                                                   ---------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (105,628,868)    (51,838,364)      27,806,392       77,214,957
Net Assets -- Beginning of Period ...............      253,848,521     305,686,885      169,662,362       92,447,405
                                                   ---------------   -------------    -------------    -------------
Net Assets -- End of Period .....................  $   148,219,653   $ 253,848,521    $ 197,468,754    $ 169,662,362
                                                   ===============   =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................               --              --              563              802
Units Redeemed ..................................               --              --             (508)            (460)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................               --              --               55              342
                                                   ---------------   -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            1,178           3,115              146              234
Units Redeemed ..................................           (1,686)         (2,772)             (80)             (63)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................             (508)            343               66              171
                                                   ---------------   -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Alliance Small Cap Growth (h)       EQ/Alliance Technology
                                                  ---------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (3,672,879)  $    (633,903)   $  (1,045,562)   $  (1,346,289)
 Net realized gain (loss) on investments ........      (54,680,960)    (64,248,401)     (31,165,028)     (55,164,766)
 Change in unrealized appreciation
  (depreciation) of investments .................      (48,454,126)     10,615,925      (13,919,007)      24,015,862
                                                   ---------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     (106,807,965)    (54,266,379)     (46,129,597)     (32,495,193)
                                                   ---------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       39,674,054      49,791,661       13,189,832       24,690,634
  Transfers between funds including
   guaranteed interest account, net .............       (9,853,209)      7,723,325       (6,693,614)      18,801,656
  Transfers for contract benefit and
   terminations .................................      (26,018,418)    (24,773,787)      (6,355,161)      (7,178,698)
  Contract maintenance charges ..................         (321,997)       (263,201)        (107,603)         (82,030)
  Adjustments to net assets allocated to
   contracts in payout period ...................          242,179        (308,974)              --               --
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................        3,722,609      32,169,024           33,454       36,231,562
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         (226,495)        472,214           16,493          152,330
                                                   ---------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (103,311,851)    (21,625,141)     (46,079,650)       3,888,699
Net Assets -- Beginning of Period ...............      337,760,923     359,386,064      107,388,606      103,499,907
                                                   ---------------   -------------    -------------    -------------
Net Assets -- End of Period .....................  $   234,449,072   $ 337,760,923    $  61,308,956    $ 107,388,606
                                                   ===============   =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            1,054           1,643               --               --
Units Redeemed ..................................           (1,086)         (1,545)              --               --
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................              (32)             98               --               --
                                                   ---------------   -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              175             190            2,134            3,182
Units Redeemed ..................................             (110)            (66)          (2,185)          (2,578)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................               61             124              (51)             604
                                                   ---------------   -------------    -------------    -------------



                                                                                         EQ/Bernstein Diversified Value
                                                           EQ/Balanced (b)(k)                         (c)
                                                  ------------------------------------- --------------------------------
                                                         2002               2001              2002             2001
                                                  ------------------ ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    5,419,683     $   19,791,122    $     137,575    $    183,661
 Net realized gain (loss) on investments ........      (69,819,217)       (47,004,667)      (7,012,216)      1,440,006
 Change in unrealized appreciation
  (depreciation) of investments .................     (128,039,996)       (23,476,770)     (23,630,627)     (4,636,504)
                                                    --------------     --------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     (192,439,530)       (50,690,315)     (30,505,268)     (3,012,837)
                                                    --------------     --------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       68,168,493         80,807,825       30,884,003      12,233,805
  Transfers between funds including
   guaranteed interest account, net .............      504,910,571        149,784,484       42,667,636     160,045,072
  Transfers for contract benefit and
   terminations .................................     (150,559,730)      (144,293,804)     (17,957,867)     (7,928,850)
  Contract maintenance charges ..................         (894,523)          (727,248)        (122,987)        (52,732)
  Adjustments to net assets allocated to
   contracts in payout period ...................       (3,013,051)        (1,690,010)              --              --
                                                    --------------     --------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      418,611,760         83,881,246       55,470,785     164,297,295
                                                    --------------     --------------    -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        7,488,017          4,361,514          107,485         225,417
                                                    --------------     --------------    -------------    ------------
Increase (Decrease) in Net Assets ...............      233,660,247         37,552,445       25,073,002     161,509,875
Net Assets -- Beginning of Period ...............    1,336,938,990      1,299,386,545      161,594,257          84,382
                                                    --------------     --------------    -------------    ------------
Net Assets -- End of Period .....................   $1,570,599,237     $1,336,938,990    $ 186,667,259    $161,594,257
                                                    ==============     ==============    =============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................           10,722              4,197               --              --
Units Redeemed ..................................           (5,394)            (4,385)              --              --
                                                    --------------     --------------    -------------    ------------
Net Increase (Decrease) .........................            5,328               (188)              --              --
                                                    --------------     --------------    -------------    ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              487                392            1,381           2,065
Units Redeemed ..................................             (189)              (148)            (753)           (384)
                                                    --------------     --------------    -------------    ------------
Net Increase (Decrease) .........................              298                244              628           1,681
                                                    --------------     --------------    -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Calvert Socially           EQ/Capital Guardian
                                                           Responsible                  International
                                                  ------------------------------ ---------------------------
                                                        2002           2001           2002          2001
                                                  --------------- -------------- -------------- ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (46,621)   $   91,242     $   26,814    $     579
 Net realized gain (loss) on investments ........       (689,076)     (423,780)      (353,475)     (24,378)
 Change in unrealized appreciation
  (depreciation) of investments .................       (873,936)     (337,033)      (128,044)      (6,175)
                                                   -------------    ----------     ----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................     (1,609,633)     (669,571)      (454,705)     (29,974)
                                                   -------------    ----------     ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,565,413     1,214,004      1,835,949       24,690
  Transfers between funds including
   guaranteed interest account, net .............        626,167       677,581      4,231,787       81,463
  Transfers for contract benefit and
   terminations .................................       (150,324)      (94,749)      (167,760)      (4,561)
  Contract maintenance charges ..................         (9,105)       (4,878)          (670)         (11)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,032,151     1,791,958      5,899,306      101,581
                                                   -------------    ----------     ----------    ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          2,747         2,642         16,289        1,819
                                                   -------------    ----------     ----------    ---------
Increase (Decrease) in Net Assets ...............        425,265     1,125,029      5,460,890       73,426
Net Assets -- Beginning of Period ...............      4,809,436     3,684,407        175,659      102,233
                                                   -------------    ----------     ----------    ---------
Net Assets -- End of Period .....................  $   5,234,701    $4,809,436     $5,636,549    $ 175,659
                                                   =============    ==========     ==========    =========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --            --             --           --
Units Redeemed ..................................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Net Increase (Decrease) .........................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             66            36            169            2
Units Redeemed ..................................            (38)          (18)           (89)          --
                                                   -------------    ----------     ----------    ---------
Net Increase (Decrease) .........................             28            18             80            2
                                                   -------------    ----------     ----------    ---------




                                                  EQ/Capital Guardian Research (i)  EQ/Capital Guardian U.S. Equity (g)
                                                  --------------------------------  -----------------------------------
                                                        2002             2001              2002            2001
                                                  ---------------- ---------------    --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (125,461)    $  (101,423)      $   (171,222)    $   (68,676)
 Net realized gain (loss) on investments ........     (1,890,703)       (207,417)        (4,417,250)       (299,024)
 Change in unrealized appreciation
  (depreciation) of investments .................     (9,232,906)        240,967           (841,593)        339,226
                                                   -------------     -----------       ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (11,249,070)        (67,873)        (5,430,065)        (28,474)
                                                   -------------     -----------       ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      5,999,501       3,753,733          6,095,097       2,612,650
  Transfers between funds including
   guaranteed interest account, net .............    108,860,115       5,433,268         24,179,235       5,778,317
  Transfers for contract benefit and
   terminations .................................     (2,532,827)       (625,238)        (1,766,913)       (557,376)
  Contract maintenance charges ..................        (25,030)         (3,883)           (13,852)         (3,173)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    112,301,759       8,557,880         28,493,567       7,830,418
                                                   -------------     -----------       ------------     -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        (15,538)         16,040             32,224          14,287
                                                   -------------     -----------       ------------     -----------
Increase (Decrease) in Net Assets ...............    101,037,151       8,506,047         23,095,726       7,816,231
Net Assets -- Beginning of Period ...............     14,923,115       6,417,068         12,819,855       5,003,624
                                                   -------------     -----------       ------------     -----------
Net Assets -- End of Period .....................  $ 115,960,266     $14,923,115       $ 35,915,581     $12,819,855
                                                   =============     ===========       ============     ===========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --              --                 --              --
Units Redeemed ..................................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Net Increase (Decrease) .........................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................          1,389             116                424             166
Units Redeemed ..................................            (83)            (38)               (78)            (87)
                                                   -------------     -----------       ------------     -----------
Net Increase (Decrease) .........................          1,308              78                346              79
                                                   -------------     -----------       ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Emerging Markets Equity           EQ/Equity 500 Index (a)
                                                  --------------------------------- ------------------------------------
                                                        2002             2001              2002              2001
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (877,395)  $     (834,419)  $    (2,398,571)   $   (3,793,091)
 Net realized gain (loss) on investments ........       7,694,999      (25,788,592)      (98,038,778)      (83,556,929)
 Change in unrealized appreciation
  (depreciation) of investments .................     (12,302,551)      22,953,092      (163,996,604)      (97,692,901)
                                                   --------------   --------------   ---------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................      (5,484,947)      (3,669,919)     (264,433,953)     (185,042,921)
                                                   --------------   --------------   ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       7,889,296        9,451,976        93,597,005       120,728,022
  Transfers between funds including
   guaranteed interest account, net .............       3,403,358       (8,485,947)      (79,023,238)      (73,978,055)
  Transfers for contract benefit and
   terminations .................................      (6,690,542)      (5,694,444)     (108,157,150)     (118,680,585)
  Contract maintenance charges ..................         (82,728)         (66,241)         (971,306)         (929,778)
  Adjustments to net assets allocated to
   contracts in payout period ...................              --               --         1,709,857           862,534
                                                   --------------   --------------   ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       4,519,384       (4,794,656)      (92,844,832)      (71,997,862)
                                                   --------------   --------------   ---------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          38,148           39,801        (1,699,984)         (719,518)
                                                   --------------   --------------   ---------------    --------------
Increase (Decrease) in Net Assets ...............        (927,415)      (8,424,774)     (358,978,769)     (257,760,301)
Net Assets -- Beginning of Period ...............      61,640,798       70,065,572     1,162,069,134     1,419,829,435
                                                   --------------   --------------   ---------------    --------------
Net Assets -- End of Period .....................  $   60,713,383   $   61,640,798   $   803,090,365    $1,162,069,134
                                                   ==============   ==============   ===============    ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              --               --             1,099             2,396
Units Redeemed ..................................              --               --            (1,608)           (2,727)
                                                   --------------   --------------   ---------------    --------------
Net Increase (Decrease) .........................              --               --              (509)             (331)
                                                   --------------   --------------   ---------------    --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           1,459            4,566               456               426
Units Redeemed ..................................          (1,402)          (4,633)             (328)             (304)
                                                   --------------   --------------   ---------------    --------------
Net Increase (Decrease) .........................              57              (67)              128               122
                                                   --------------   --------------   ---------------    --------------



                                                        EQ/Evergreen Omega                EQ/FI Mid Cap
                                                  ------------------------------ -------------------------------
                                                        2002           2001            2002            2001
                                                  --------------- -------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (52,589)   $  (33,547)   $     (848,509)  $   (302,348)
 Net realized gain (loss) on investments ........       (718,019)     (463,819)       (4,471,266)    (1,386,697)
 Change in unrealized appreciation
  (depreciation) of investments .................       (380,554)       93,117        (9,090,561)      (533,190)
                                                   -------------    ----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,151,162)     (404,249)      (14,410,336)    (2,222,235)
                                                   -------------    ----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,093,246     1,408,249        20,726,956     19,189,101
  Transfers between funds including
   guaranteed interest account, net .............      1,150,127       780,182        19,206,255     26,066,608
  Transfers for contract benefit and
   terminations .................................       (287,614)     (264,928)       (4,385,155)    (1,525,081)
  Contract maintenance charges ..................         (5,000)       (2,342)          (56,118)       (10,386)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      1,950,759     1,921,161        35,491,938     43,720,242
                                                   -------------    ----------    --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         19,453         7,701             7,886       (275,372)
                                                   -------------    ----------    --------------   ------------
Increase (Decrease) in Net Assets ...............        819,050     1,524,613        21,089,488     41,222,635
Net Assets -- Beginning of Period ...............      3,655,706     2,131,093        51,996,043     10,773,408
                                                   -------------    ----------    --------------   ------------
Net Assets -- End of Period .....................  $   4,474,756    $3,655,706    $   73,085,531   $ 51,996,043
                                                   =============    ==========    ==============   ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --            --                --             --
Units Redeemed ..................................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Net Increase (Decrease) .........................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             74            48               720            692
Units Redeemed ..................................            (42)          (23)             (278)          (176)
                                                   -------------    ----------    --------------   ------------
Net Increase (Decrease) .........................             32            25               442            516
                                                   -------------    ----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/FI Small/Mid Cap Value               EQ/High Yield
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (1,566,519)    $   (556,986)   $   8,615,922    $  10,031,441
 Net realized gain (loss) on investments ........     (1,870,431)       6,297,033      (19,804,444)     (29,434,578)
 Change in unrealized appreciation
  (depreciation) of investments .................    (38,052,701)      (1,415,101)       5,988,711       18,887,829
                                                   -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (41,489,651)       4,324,946       (5,199,811)        (515,308)
                                                   -------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     48,938,959       30,325,445       12,311,561       14,249,550
  Transfers between funds including
   guaranteed interest account, net .............     59,679,873       66,217,182       (6,106,937)      (1,581,506)
  Transfers for contract benefit and
   terminations .................................    (19,024,622)      (7,710,391)     (14,301,961)     (14,457,054)
  Contract maintenance charges ..................       (194,282)         (77,405)        (111,832)        (101,916)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --           63,830          (56,322)
                                                   -------------     ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     89,399,928       88,754,831       (8,145,339)      (1,947,248)
                                                   -------------     ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         22,843           73,771          (62,322)          (7,424)
                                                   -------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     47,933,120       93,153,548      (13,407,472)      (2,469,980)
Net Assets -- Beginning of Period ...............    166,315,473       73,161,925      119,699,173      122,169,153
                                                   -------------     ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 214,248,593     $166,315,473    $ 106,291,701    $ 119,699,173
                                                   =============     ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --               --              316              572
Units Redeemed ..................................             --               --             (406)            (617)
                                                   -------------     ------------    -------------    -------------
Net Increase (Decrease) .........................             --               --              (90)             (45)
                                                   -------------     ------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................          1,834            1,440               92               92
Units Redeemed ..................................         (1,016)            (604)             (57)             (47)
                                                   -------------     ------------    -------------    -------------
Net Increase (Decrease) .........................            818              836               35               45
                                                   -------------     ------------    -------------    -------------



                                                   EQ/International   EQ/J.P. Morgan
                                                   Equity Index (e)    Core Bond (e)     EQ/Janus Large Cap Growth
                                                  ------------------ ---------------- -------------------------------
                                                         2002              2002             2002            2001
                                                  ------------------ ---------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................     $   12,407       $  1,145,187    $     (531,787)  $   (414,628)
 Net realized gain (loss) on investments ........       (185,949)           427,282        (7,698,976)    (3,498,610)
 Change in unrealized appreciation
  (depreciation) of investments .................        (57,137)          (546,972)       (7,480,177)    (4,509,283)
                                                      ----------       ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................       (230,679)         1,025,497       (15,710,940)    (8,422,521)
                                                      ----------       ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,214,842          6,956,066        13,559,655     19,894,776
  Transfers between funds including
   guaranteed interest account, net .............      1,817,774         24,248,552           191,954     16,711,902
  Transfers for contract benefit and
   terminations .................................        (39,498)        (1,100,084)       (2,891,241)    (1,509,200)
  Contract maintenance charges ..................           (351)            (4,058)          (64,028)       (24,199)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,992,767         30,100,476        10,796,340     35,073,279
                                                      ----------       ------------    --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         11,017             17,973             7,020       (282,096)
                                                      ----------       ------------    --------------   ------------
Increase (Decrease) in Net Assets ...............      2,773,105         31,143,946        (4,907,580)    26,368,662
Net Assets -- Beginning of Period ...............             --                 --        42,892,195     16,523,533
                                                      ----------       ------------    --------------   ------------
Net Assets -- End of Period .....................     $2,773,105       $ 31,143,946    $   37,984,615   $ 42,892,195
                                                      ==========       ============    ==============   ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                 --                --             --
Units Redeemed ..................................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Net Increase (Decrease) .........................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            123                374               448            640
Units Redeemed ..................................            (89)               (83)             (254)          (159)
                                                      ----------       ------------    --------------   ------------
Net Increase (Decrease) .........................             34                291               194            481
                                                      ----------       ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Lazard Small Cap Value         EQ/Marsico Focus (d)
                                                  ---------------------------- --------------------------------
                                                        2002          2001           2002            2001
                                                  --------------- ------------ --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (60,850)   $  18,429    $   (236,218)    $   (2,917)
 Net realized gain (loss) on investments ........    (2,307,770)      42,623        (592,429)        22,090
 Change in unrealized appreciation
  (depreciation) of investments .................    (2,435,246)      10,084      (2,069,738)        26,840
                                                   ------------    ---------    ------------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    (4,803,866)      71,136      (2,898,385)        46,013
                                                   ------------    ---------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     7,874,844       74,444       7,927,546        106,685
  Transfers between funds including
   guaranteed interest account, net .............    31,390,785      475,628      35,126,769      1,282,301
  Transfers for contract benefit and
   terminations .................................    (1,543,731)     (32,007)     (2,523,076)        (2,106)
  Contract maintenance charges ..................        (6,987)         (30)         (7,025)           (11)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    37,714,911      518,035      40,524,214      1,386,869
                                                   ------------    ---------    ------------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        34,676        1,595          33,384          1,130
                                                   ------------    ---------    ------------     ----------
Increase (Decrease) in Net Assets ...............    32,945,721      590,766      37,659,213      1,434,012
Net Assets -- Beginning of Period ...............       709,899      119,133       1,434,012             --
                                                   ------------    ---------    ------------     ----------
Net Assets -- End of Period .....................  $ 33,655,620    $ 709,899    $ 39,093,225     $1,434,012
                                                   ============    =========    ============     ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            --           --              --             --
Units Redeemed ..................................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Net Increase (Decrease) .........................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           436            5             797             21
Units Redeemed ..................................          (138)          --            (388)            (7)
                                                   ------------    ---------    ------------     ----------
Net Increase (Decrease) .........................           298            5             409             14
                                                   ------------    ---------    ------------     ----------



                                                    EQ/Mercury Basic Value Equity
                                                  ---------------------------------
                                                        2002             2001
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (390,897)   $   4,241,264
 Net realized gain (loss) on investments ........    (12,087,232)       2,513,191
 Change in unrealized appreciation
  (depreciation) of investments .................    (33,904,718)         155,323
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (46,382,847)       6,909,778
                                                   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     38,158,747       30,681,856
  Transfers between funds including
   guaranteed interest account, net .............     36,092,469       69,858,262
  Transfers for contract benefit and
   terminations .................................    (19,745,219)     (12,520,942)
  Contract maintenance charges ..................       (189,480)        (106,436)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --
                                                   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     54,316,517       87,912,740
                                                   -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         14,874          107,145
                                                   -------------    -------------
Increase (Decrease) in Net Assets ...............      7,948,544       94,929,663
Net Assets -- Beginning of Period ...............    211,993,319      117,063,656
                                                   -------------    -------------
Net Assets -- End of Period .....................  $ 219,941,863    $ 211,993,319
                                                   =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --               --
Units Redeemed ..................................             --               --
                                                   -------------    -------------
Net Increase (Decrease) .........................             --               --
                                                   -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            912            1,052
Units Redeemed ..................................           (560)            (492)
                                                   -------------    -------------
Net Increase (Decrease) .........................            352              560
                                                   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/MFS Emerging Growth Companies
                                                  -----------------------------------
                                                         2002              2001
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (5,438,852)  $    (8,439,214)
 Net realized gain (loss) on investments ........     (157,834,988)     (412,555,487)
 Change in unrealized appreciation
  (depreciation) of investments .................      (25,694,164)       99,769,296
                                                   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................     (188,968,004)     (321,225,405)
                                                   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       49,414,946        87,749,803
  Transfers between funds including
   guaranteed interest account, net .............      (75,717,193)      (79,069,919)
  Transfers for contract benefit and
   terminations .................................      (39,323,917)      (48,357,042)
  Contract maintenance charges ..................         (626,035)         (662,574)
  Adjustments to net assets allocated to
   contracts in payout period ...................               --                --
                                                   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (66,252,199)      (40,339,732)
                                                   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........            9,270            97,588
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets ...............     (255,210,933)     (361,467,549)
Net Assets -- Beginning of Period ...............      562,256,871       923,724,420
                                                   ---------------   ---------------
Net Assets -- End of Period .....................  $   307,045,938   $   562,256,871
                                                   ===============   ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................               --                --
Units Redeemed ..................................               --                --
                                                   ---------------   ---------------
Net Increase (Decrease) .........................               --                --
                                                   ---------------   ---------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              756             2,958
Units Redeemed ..................................           (1,419)           (3,216)
                                                   ---------------   ---------------
Net Increase (Decrease) .........................             (663)             (258)
                                                   ---------------   ---------------



                                                      EQ/MFS Investors Trust               EQ/Money Market
                                                  ------------------------------- ---------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (70,396)   $    (87,536)   $      99,102    $   4,344,168
 Net realized gain (loss) on investments ........    (1,712,449)       (495,716)      (1,999,974)         918,671
 Change in unrealized appreciation
  (depreciation) of investments .................      (988,739)     (1,371,519)       2,188,244         (943,196)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,771,584)     (1,954,771)         287,372        4,319,643
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,063,160       2,646,242       55,990,116       81,741,089
  Transfers between funds including
   guaranteed interest account, net .............     1,867,312         993,622          301,499        4,479,469
  Transfers for contract benefit and
   terminations .................................    (1,042,458)       (934,419)     (68,555,046)     (39,803,511)
  Contract maintenance charges ..................       (12,495)         (7,747)        (173,013)        (127,011)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --           26,608         (200,017)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     2,875,519       2,697,698      (12,409,836)      46,090,019
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        23,136          19,311          (19,764)       1,406,305
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............       127,071         762,238      (12,142,228)      51,815,967
Net Assets -- Beginning of Period ...............    10,907,887      10,145,649      208,524,152      156,708,185
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 11,034,958    $ 10,907,887    $ 196,381,924    $ 208,524,152
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            --              --            4,068            5,291
Units Redeemed ..................................            --              --           (4,079)          (4,807)
                                                   ------------    ------------    -------------    -------------
Net Increase (Decrease) .........................            --              --              (11)             484
                                                   ------------    ------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            97              67              582              866
Units Redeemed ..................................           (57)            (40)            (573)            (669)
                                                   ------------    ------------    -------------    -------------
Net Increase (Decrease) .........................            40              27                9              197
                                                   ------------    ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,



                                                  EQ/Putnam Growth & Income Value  EQ/Putnam International Equity (f)
                                                  -------------------------------- -------------------------------
                                                        2002             2001            2002            2001
                                                  ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $      (10,651)  $   (281,103)   $     (187,097)   $   (7,156)
 Net realized gain (loss) on investments ........      (5,241,110)    (1,827,951)       (3,646,800)     (402,085)
 Change in unrealized appreciation
  (depreciation) of investments .................      (9,066,740)    (4,006,825)      (14,361,722)      102,303
                                                   --------------   ------------    --------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................     (14,318,501)    (6,115,879)      (18,195,619)     (306,938)
                                                   --------------   ------------    --------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       6,972,160      8,891,715        10,300,428       509,191
  Transfers between funds including
   guaranteed interest account, net .............      (3,502,050)     1,748,723        98,814,431      (148,430)
  Transfers for contract benefit and
   terminations .................................      (7,352,637)    (6,708,640)       (5,596,085)     (197,299)
  Contract maintenance charges ..................         (64,795)       (57,207)          (65,819)         (635)
  Adjustments to net assets allocated to
   contracts in payout period ...................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (3,947,322)     3,874,591       103,452,955       162,827
                                                   --------------   ------------    --------------    ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          40,731         49,631           103,411         2,958
                                                   --------------   ------------    --------------    ----------
Increase (Decrease) in Net Assets ...............     (18,225,092)    (2,191,657)       85,360,747      (141,153)
Net Assets -- Beginning of Period ...............      71,169,139     73,360,796         1,156,424     1,297,577
                                                   --------------   ------------    --------------    ----------
Net Assets -- End of Period .....................  $   52,944,047   $ 71,169,139    $   86,517,171    $1,156,424
                                                   ==============   ============    ==============    ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              --             --                --            --
Units Redeemed ..................................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Net Increase (Decrease) .........................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             146            232             1,475            12
Units Redeemed ..................................            (185)          (196)             (345)          (10)
                                                   --------------   ------------    --------------    ----------
Net Increase (Decrease) .........................             (39)            30             1,130             2
                                                   --------------   ------------    --------------    ----------



                                                        EQ/Putnam Voyager         EQ/Small Company Index (e)
                                                  ------------------------------ ----------------------------
                                                       2002            2001                  2002
                                                  -------------- --------------- ----------------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (9,373)    $   (5,509)          $      (9,653)
 Net realized gain (loss) on investments ........     (236,741)       (95,162)               (501,550)
 Change in unrealized appreciation
  (depreciation) of investments .................      (31,846)       (20,506)               (552,404)
                                                    ----------     ----------           -------------
 Net increase (decrease) in net assets from
  operations ....................................     (277,960)      (121,177)             (1,063,607)
                                                    ----------     ----------           -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      861,582        207,754               2,765,036
  Transfers between funds including
   guaranteed interest account, net .............      862,315       (101,154)              6,635,402
  Transfers for contract benefit and
   terminations .................................     (128,828)       (16,599)               (212,966)
  Contract maintenance charges ..................         (398)          (349)                 (1,070)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --             --                      --
                                                    ----------     ----------           -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,594,671         89,652               9,186,402
                                                    ----------     ----------           -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........       10,920          1,170                  12,136
                                                    ----------     ----------           -------------
Increase (Decrease) in Net Assets ...............    1,327,631        (30,355)              8,134,931
Net Assets -- Beginning of Period ...............      418,230        448,585                      --
                                                    ----------     ----------           -------------
Net Assets -- End of Period .....................   $1,745,861     $  418,230           $   8,134,931
                                                    ==========     ==========           =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................           --             --                      --
Units Redeemed ..................................           --             --                      --
                                                    ----------     ----------           -------------
Net Increase (Decrease) .........................           --             --                      --
                                                    ----------     ----------           -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           44              3                     139
Units Redeemed ..................................          (17)            (2)                    (40)
                                                    ----------     -------------        -------------
Net Increase (Decrease) .........................           27              1                      99
                                                    ----------     ------------         -------------


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.

(b) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).

(c) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Portfolio, occurred on May 28, 2001 (See Note 5).

(d)  Commenced operations on October 22, 2001.

(e)  Commenced operations on January 14, 2002.

(f) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
     Note 5).

(g) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(h) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(i) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(j) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(k) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQAT and VIP ("The Trusts") are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1):

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(6)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(7)
   o EQ/Small Company Index

   ----------
    (1) Effective May 18, 2001 the names of the investment options include EQ/.
    (2) Formerly known as Lazard Large Cap Value.
    (3) Formerly known as Morgan Stanley Emerging Markets Equity.
    (4) Formerly known as EQ/Alliance High Yield.
    (5) Formerly known as MFS Growth with Income.
    (6) Formerly known as EQ/Alliance Money Market.
    (7) Formerly known as EQ/Putnam Investors Growth.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amount presented for prior periods to conform these periods with the 2002 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of Equitable Life's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by The Equitable Life Assurance Society and may result in additional amounts being transferred into the variable annuity account by The Equitable Life Assurance Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:



                                                      Purchases         Sales
                                                   -------------- ----------------
   AXA Premier VIP Core Bond                           $ 79,426,664   $    9,878,524
   AXA Premier VIP Health Care                           21,855,497        4,316,932
   AXA Premier VIP International Equity                  35,721,428       18,587,029
   AXA Premier VIP Large Cap Core Equity                 19,877,484        2,821,403
   AXA Premier VIP Large Cap Growth                      27,030,353        4,385,072
   AXA Premier VIP Large Cap Value                       27,646,300        4,654,235
   AXA Premier VIP Small/Mid Cap Growth                  34,960,302        5,291,428
   AXA Premier VIP Small/Mid Cap Value                   37,082,741        5,621,623
   AXA Premier VIP Technology                            18,445,316        7,599,604
   EQ/Aggressive Stock                                  162,517,903      358,735,195
   EQ/Alliance Common Stock                             297,772,534    1,118,106,744
   EQ/Alliance Growth and Income                        294,606,029      357,565,771
   EQ/Alliance Intermediate Government Securities       192,342,017      114,230,607
   EQ/Alliance International                            542,956,365      140,743,069
   EQ/Alliance Premier Growth                            71,481,000      101,494,277
   EQ/Alliance Quality Bond                             110,973,231       89,817,374
   EQ/Alliance Small Cap Growth                         152,967,946      153,173,717
   EQ/Alliance Technology                                80,916,744       81,912,806
   EQ/Balanced                                          787,051,999      357,017,753
   EQ/Bernstein Diversified Value                       215,314,002      159,674,023
   EQ/Calvert Socially Responsible                        4,757,342        2,769,065
   EQ/Capital Guardian International                     12,442,067        6,499,658
   EQ/Capital Guardian Research                         119,988,260        7,827,490
   EQ/Capital Guardian U.S. Equity                       58,951,534       30,593,181
   EQ/Emerging Markets Equity                            96,010,576       92,330,441
   EQ/Equity 500 Index                                  289,863,699      386,010,251
   EQ/Evergreen Omega                                     5,229,121        3,311,498
   EQ/FI Mid Cap                                         55,492,024       20,841,294
   EQ/FI Small/Mid Cap Value                            197,928,063      110,072,415
   EQ/High Yield                                         56,695,989       56,287,604
   EQ/International Equity Index                         10,916,031        7,899,840
   EQ/J.P. Morgan Core Bond                              40,354,258        8,940,961
   EQ/Janus Large Cap Growth                             23,534,866       13,263,294
   EQ/Lazard Small Cap Value                             55,045,700       17,201,890
   EQ/Marsico Focus                                      79,923,530       39,602,150
   EQ/Mercury Basic Value Equity                        140,410,908       85,081,315
   EQ/MFS Emerging Growth Companies                      83,622,081      155,305,992
   EQ/MFS Investors Trust                                 7,155,222        4,326,965
   EQ/MFS Research                                       44,939,835      170,636,563
   EQ/Money Market                                      234,636,075      246,948,316
   EQ/Putnam Growth & Income Value                       17,573,557       21,490,798
   EQ/Putnam International Equity                       216,698,570      113,325,419
   EQ/Putnam Voyager                                      2,596,824        1,000,605
   EQ/Small Company Index                                12,959,543        3,770,659


                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually up to 0.25% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value; as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable
   Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exhanges.

   --------------------------------------------------------------------------------
    November 22, 2002    Removed Portfolio    Surviving Portfolio
   --------------------------------------------------------------------------------
                         EQ/MFS Research      EQ/Capital Guardian
                         Portfolio            Research Portfolio
   --------------------------------------------------------------------------------
   Shares -- Class B          11,534,415           11,596,436
   Value -- Class B         $101,425,209         $101,425,209
   Net Assets before        $101,425,209         $ 21,716,659
   Net Assets after                              $123,141,868
   --------------------------------------------------------------------------------
                        EQ/Alliance Growth
                       Investors Portfolio    EQ/Balanced Portfolio
   --------------------------------------------------------------------------------
   Shares -- Class A          40,015,453              43,086,116
   Shares -- Class B           2,144,351               2,317,626
   Value -- Class A         $561,160,510          $  561,160,510
   Value -- Class B         $ 29,974,946          $   29,974,946
   Net Assets before        $591,135,456          $  875,859,713
   Net Assets after                               $1,466,995,169
   --------------------------------------------------------------------------------


                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


5. Substitutions (Continued)


   ---------------------------------------------------------------------------------
    November 22, 2002 (Concluded)    Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/Alliance Global    EQ/Alliance International
                                     Portfolio             Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                     32,939,561            52,552,174
   Shares -- Class B                      2,119,588             3,396,377
   Value -- Class A                    $391,311,316          $391,311,316
   Value -- Class B                    $ 24,938,608          $ 24,938,608
   Net Assets before                   $416,249,924          $ 15,715,850
   Net Assets after                                          $431,965,774

   ---------------------------------------------------------------------------------
    July 12, 2002                    Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/AXP New Dimensions EQ/Capital Guardian U.S.
                                     Portfolio             Equity Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class B                      1,635,108             1,179,225
   Value -- Class B                     $ 9,459,915          $  9,459,915
   Net Assets before                    $ 9,459,915          $ 31,464,123
   Net Assets after                                          $ 40,924,038

   ---------------------------------------------------------------------------------
                                     EQ/AXP Strategy       EQ/Alliance Small
                                     Aggressive Portfolio  Cap Growth Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                                              491,412
   Shares -- Class B                      2,223,440               195,761
   Value -- Class A                                          $  4,756,193
   Value -- Class B                     $ 6,626,347          $  1,870,154
   Net Assets before                    $ 6,626,347          $258,064,902
   Net Assets after                                          $264,691,249

   ---------------------------------------------------------------------------------
    April 26, 2002                   Removed Portfolio       Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/T. Rowe Price        EQ/Putnam International
                                  International Portfolio Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class B                     11,217,342             9,003,526
   Value -- Class B                    $ 95,272,872          $ 95,272,872
   Net Assets before                   $ 95,272,872          $  2,953,401
   Net Assets after                                          $ 98,226,273

   ---------------------------------------------------------------------------------
    May 18, 2001                     Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     Alliance Conservative
                                     Investors Portfolio   EQ/Balanced Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                     11,433,750
   Shares -- Class B                      1,276,271
   Value -- Class A                    $135,718,615
   Value -- Class B                    $ 15,085,439
   Net Assets before                   $150,804,054
   ---------------------------------------------------------------------------------


                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


5. Substitutions (Concluded)


   --------------------------------------------------------------------------------------
    May 18, 2001 (Concluded)   Removed Portfolio                Surviving Portfolio
   --------------------------------------------------------------------------------------
                                EQ/Evergreen Foundation
                               Portfolio                        EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A                167,949
   Shares -- Class B                 55,807
   Value -- Class A            $  1,590,482
   Value -- Class B            $    528,495
   Net Assets before           $  2,118,977

   --------------------------------------------------------------------------------------
                               EQ/Putnam Balanced Portfolio     EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A              3,319,482
   Shares -- Class B                411,048
   Value -- Class A            $ 40,995,602
   Value -- Class B            $  5,076,437
   Net Assets before           $ 46,072,039

   --------------------------------------------------------------------------------------
                               Mercury World Strategy Portfolio  EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A              1,063,403
   Shares -- Class B                133,231
   Value -- Class A            $ 10,431,985
   Value -- Class B            $  1,306,997
   Net Assets before           $ 11,738,982

   --------------------------------------------------------------------------------------
     Total Impact                                                EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A                                                    12,044,460
   Shares -- Class B                                                     1,410,093
   Value -- Class A                                                 $  188,736,684
   Value -- Class B                                                 $   21,997,368
   Net Assets before                                                $1,275,114,897
   Net Assets after                                                 $1,485,848,949

   --------------------------------------------------------------------------------------
                               EQ/T. Rowe Price Equity           EQ/Bernstein Diversified
                               Income Portfolio                  Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class B             11,134,420                             11,996,799
   Value -- Class B            $147,320,700                         $  147,320,700
   Net Assets before           $147,320,700                         $      104,245
   Net Assets after                                                 $  147,424,945
   --------------------------------------------------------------------------------------


                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:


                                                 Mortality and                     Financial
                                                 Expense Risks   Other Expenses   Accounting     Total
                                                --------------- ---------------- ------------ ----------
Old Contracts                                       0.58%           0.16%            --           0.74%
---------------------------------------------
EQUIPLAN Contracts                                  0.58%           0.16%            --           0.74%
---------------------------------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................       0.65%           0.60%            0.24%        1.49%
All Other Funds .............................       0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 200
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................       1.15%           0.25%            --           1.40%
All Other Funds .............................       0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 300 and Series 400 Contracts
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
EQ/Aggressive Stock
EQ/Balanced .................................       1.10%           0.25%            --           1.35%
All Other Funds* ............................       1.10%           0.24%            --           1.34%
Momentum Plus Contracts                             1.10%           0.25%            --           1.35%
----------------------------------------------
EQUI-VEST Series 500 Contracts                      1.20%           0.25%            --           1.45%
----------------------------------------------
EQUI-VEST Series 600 and 800 Contracts              0.95%           0.25%            --           1.20%
----------------------------------------------
EQUI-VEST Vantage Contracts
----------------------------------------------
0.90 All Funds ..............................       0.90%             --             --           0.90%
0.70 All Funds ..............................       0.70%             --             --           0.70%
0.50 All Funds ..............................       0.50%             --             --           0.50%
EQUI-VEST Express Series 700 Contracts              0.70%           0.25%            --           0.95%
----------------------------------------------

* During 2002 and 2001, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.


   The charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, EQ/Aggressive Stock and EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from Equitable Life's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   For Equivest Series 200 and EQUI-VEST Vantage Contract the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from Equitable Life's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2002        2001     2000     1999     1998
                                                               ------------   ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $ 107.64     --       --       --       --
0.70% Class B (k) ..........................................     $ 107.42     --       --       --       --
0.90% Class B (k) ..........................................     $ 107.20     --       --       --       --
0.95% Class B (k) ..........................................     $ 107.15     --       --       --       --
1.20% Class B (k) ..........................................     $ 106.88     --       --       --       --
1.34% Class B (k) ..........................................     $ 106.73     --       --       --       --
1.35% Class B (k) ..........................................     $ 106.72     --       --       --       --
1.45% Class B (k) ..........................................     $ 106.61     --       --       --       --
Net Assets (000's) .........................................     $ 44,423     --       --       --       --
Investment Income Ratio Class B** ..........................        (6.03)%   --       --       --       --
Number of units outstanding, end of period (000's) .........          416     --       --       --       --
Total Return
 Lowest 1.45% ..............................................         4.47%    --       --       --       --
 Highest 0.50% .............................................         5.44%    --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  79.66     --       --       --       --
0.70% Class B (k) ..........................................     $  79.50     --       --       --       --
0.90% Class B (k) ..........................................     $  79.33     --       --       --       --
0.95% Class B (k) ..........................................     $  79.29     --       --       --       --
1.20% Class B (k) ..........................................     $  79.09     --       --       --       --
1.34% Class B (k) ..........................................     $ 103.48     --       --       --       --
1.34% Class B (k) ..........................................     $  78.98     --       --       --       --
1.35% Class B (k) ..........................................     $  78.97     --       --       --       --
1.45% Class B (k) ..........................................     $  78.89     --       --       --       --
Net Assets (000's) .........................................     $ 10,225     --       --       --       --
Investment Income Ratio Class B** ..........................           --     --       --       --       --
Number of units outstanding, end of period (000's) .........          129     --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (20.23)%   --       --       --       --
 Highest 0.50% .............................................       (19.49)%   --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  78.74     --       --       --       --
0.70% Class B (k) ..........................................     $  78.58     --       --       --       --
0.90% Class B (k) ..........................................     $  78.42     --       --       --       --
0.95% Class B (k) ..........................................     $  78.38     --       --       --       --
1.20% Class B (k) ..........................................     $  78.18     --       --       --       --
1.34% Class B (k) ..........................................     $  78.07     --       --       --       --
1.34% Class B (k) ..........................................     $  89.80     --       --       --       --
1.35% Class B (k) ..........................................     $  78.07     --       --       --       --
1.45% Class B (k) ..........................................     $  77.98     --       --       --       --
Net Assets (000's) .........................................     $  9,802     --       --       --       --
Investment Income Ratio Class B** ..........................           --     --       --       --       --
Number of units outstanding, end of period (000's) .........          125     --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (19.36)%   --       --       --       --
 Highest 0.50% .............................................       (18.61)%   --       --       --       --

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  77.08      --       --       --       --
0.70% Class B (k) ..........................................     $  76.92      --       --       --       --
0.90% Class B (k) ..........................................     $  76.77      --       --       --       --
0.90% Class B (k) ..........................................     $  76.69      --       --       --       --
0.95% Class B (k) ..........................................     $  76.73      --       --       --       --
1.20% Class B (k) ..........................................     $  76.54      --       --       --       --
1.34% Class B (k) ..........................................     $  76.43      --       --       --       --
1.35% Class B (k) ..........................................     $  76.42      --       --       --       --
1.45% Class B (k) ..........................................     $  76.34      --       --       --       --
Net Assets (000's) .........................................     $  9,465      --       --       --       --
Investment Income Ratio Class B** ..........................         0.36%     --       --       --       --
Number of units outstanding, end of period (000's) .........          124      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (23.35)%    --       --       --       --
 Highest 0.50% .............................................       (22.63)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  68.45      --       --       --       --
0.70% Class B (k) ..........................................     $  68.31      --       --       --       --
0.90% Class B (k) ..........................................     $  68.17      --       --       --       --
0.95% Class B (k) ..........................................     $  68.14      --       --       --       --
1.20% Class B (k) ..........................................     $  67.96      --       --       --       --
1.34% Class B (k) ..........................................     $  67.87      --       --       --       --
1.35% Class B (k) ..........................................     $  67.86      --       --       --       --
1.45% Class B (k) ..........................................     $  67.79      --       --       --       --
Net Assets (000's) .........................................     $ 13,852      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          204      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (30.70)%    --       --       --       --
 Highest 0.50% .............................................       (30.05)%    --       --       --       --

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  79.76      --       --       --       --
0.70% Class B (k) ..........................................     $  79.60      --       --       --       --
0.90% Class B (k) ..........................................     $  79.44      --       --       --       --
0.95% Class B (k) ..........................................     $  79.40      --       --       --       --
1.20% Class B (k) ..........................................     $  79.20      --       --       --       --
1.34% Class B (k) ..........................................     $  79.08      --       --       --       --
1.35% Class B (k) ..........................................     $  79.08      --       --       --       --
1.45% Class B (k) ..........................................     $  79.00      --       --       --       --
Net Assets (000's) .........................................     $ 14,348      --       --       --       --
Investment Income Ratio Class B** ..........................         0.70%     --       --       --       --
Number of units outstanding, end of period (000's) .........          182      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (19.62)%    --       --       --       --
 Highest 0.50% .............................................       (18.88)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  62.53      --       --       --       --
0.70% Class B (k) ..........................................     $  62.40      --       --       --       --
0.90% Class B (k) ..........................................     $  62.27      --       --       --       --
0.95% Class B (k) ..........................................     $  62.24      --       --       --       --
1.20% Class B (k) ..........................................     $  62.08      --       --       --       --
1.34% Class B (k) ..........................................     $  93.12      --       --       --       --
1.34% Class B (k) ..........................................     $  62.00      --       --       --       --
1.35% Class B (k) ..........................................     $  62.00      --       --       --       --
1.45% Class B (k) ..........................................     $  61.93      --       --       --       --
Net Assets (000's) .........................................     $ 18,611      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          300      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (37.15)%    --       --       --       --
 Highest 0.50% .............................................       (36.57)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  74.33      --       --       --       --
0.70% Class B (k) ..........................................     $  74.18      --       --       --       --
0.90% Class B (k) ..........................................     $  74.03      --       --       --       --
0.95% Class B (k) ..........................................     $  73.99      --       --       --       --
1.20% Class B (k) ..........................................     $  73.80      --       --       --       --
1.34% Class B (k) ..........................................     $  73.70      --       --       --       --
1.34% Class B (k) ..........................................     $  94.23      --       --       --       --
1.35% Class B (k) ..........................................     $  73.69      --       --       --       --
1.45% Class B (k) ..........................................     $  73.62      --       --       --       --
Net Assets (000's) .........................................     $ 21,008      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          285      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (24.31)%    --       --       --       --
 Highest 0.50% .............................................       (23.60)%    --       --       --       --

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                               Years Ended December 31,
                                                             -----------------------------
                                                                  2002           2001
                                                             ------------- ---------------
AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................   $  57.12               --
0.70% Class B (k) ..........................................   $  57.00               --
0.90% Class B (k) ..........................................   $  56.89               --
0.95% Class B (k) ..........................................   $  56.86               --
1.20% Class B (k) ..........................................   $  56.71               --
1.34% Class B (k) ..........................................   $  56.63               --
1.34% Class B (k) ..........................................   $  86.91               --
1.35% Class B (k) ..........................................   $  56.63               --
1.45% Class B (k) ..........................................   $  56.57               --
Net Assets (000's) .........................................   $  3,753               --
Investment Income Ratio Class B** ..........................         --               --
Number of units outstanding, end of period (000's) .........         66               --
Total Return
 Lowest 1.45% ..............................................     (44.51)%             --
 Highest 0.50% .............................................     (43.99)%             --

EQ/Aggressive Stock
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  47.48       $    67.13
1.35% Class A ..............................................   $  88.98       $   126.48
1.35% Class A ..............................................   $  84.51       $   120.13
1.45% Class A (a) ..........................................   $  47.01       $    66.89
Net Assets (000's) .........................................   $881,555       $1,468,650
Investment Income Ratio Class A & B** ......................       0.01%            0.48%
Number of units outstanding, end of period (000's) .........     16,813           19,670
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (29.72)%         (26.08)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (29.27)%         (25.98)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $  46.48               --
0.70% Class B (k) ..........................................   $  50.77               --
0.90% Class B (b) ..........................................   $  47.80       $    67.82
0.90% Class B (b) ..........................................   $  39.17               --
0.95% Class B (d) ..........................................   $  50.34       $    71.46
1.20% Class B (a) ..........................................   $  47.01       $    66.90
Net Assets (000's) .........................................   $  7,308       $   11,422
Investment Income Ratio Class A & B** ......................       0.01%            0.48%
Number of units outstanding, end of period (000's) .........        159              168
Total Return
 Lowest 1.20%,1.20%, 1.20%, 1.20%, 1.20% ...................     (29.73)%        (26.08)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................     (28.23)%        (25.85)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.74% to 1.49%*
0.74% Class A ..............................................   $ 256.52       $   385.79
0.74% Class A ..............................................   $ 277.87       $   417.89
1.40% or 1.49% Class A .....................................   $ 197.84       $   299.82
1.35% Class A ..............................................   $ 161.06       $   244.28

                                                                       Years Ended December 31,
                                                             ---------------------------------------------
                                                                   2000           1999           1998
                                                             --------------- -------------- --------------
AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................           --              --            --
0.70% Class B (k) ..........................................           --              --            --
0.90% Class B (k) ..........................................           --              --            --
0.95% Class B (k) ..........................................           --              --            --
1.20% Class B (k) ..........................................           --              --            --
1.34% Class B (k) ..........................................           --              --            --
1.34% Class B (k) ..........................................           --              --            --
1.35% Class B (k) ..........................................           --              --            --
1.45% Class B (k) ..........................................           --              --            --
Net Assets (000's) .........................................           --              --            --
Investment Income Ratio Class B** ..........................           --              --            --
Number of units outstanding, end of period (000's) .........           --              --            --
Total Return
 Lowest 1.45% ..............................................           --              --            --
 Highest 0.50% .............................................           --              --            --

EQ/Aggressive Stock
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................    $    90.70      $  105.59      $   89.92
1.35% Class A ..............................................    $   170.92      $  199.45      $  170.12
1.35% Class A ..............................................    $   162.34      $  189.44      $  161.59
1.45% Class A (a) ..........................................    $    90.49      $  105.69      $   90.25
Net Assets (000's) .........................................    $2,277,731     $3,081,933     $3,163,911
Investment Income Ratio Class A & B** ......................          0.35%          0.30%          0.43%
Number of units outstanding, end of period (000's) .........        22,456         26,033         31,521
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................        (14.38)%        17.11%         (9.75)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................        (14.10)%        17.42%         (0.91)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................           --              --            --
0.70% Class B (k) ..........................................           --              --            --
0.90% Class B (b) ..........................................    $   91.46      $   106.50            --
0.90% Class B (b) ..........................................           --              --            --
0.95% Class B (d) ..........................................    $   96.42      $   112.33            --
1.20% Class B (a) ..........................................    $   90.50      $   105.70      $  90.25
Net Assets (000's) .........................................    $  20,650      $   15,660            --
Investment Income Ratio Class A & B** ......................         0.35%           0.30%         0.43%
Number of units outstanding, end of period (000's) .........          225             147            --
Total Return
 Lowest 1.20%,1.20%, 1.20%, 1.20%, 1.20% ...................       (14.38)%          6.50%        (9.75)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................        14.12%          17.12%        (9.75)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.74% to 1.49%*
0.74% Class A ..............................................    $  433.23      $   506.59     $  407.19
0.74% Class A ..............................................    $  469.28      $   548.74     $  441.07
1.40% or 1.49% Class A .....................................    $  339.28      $   399.74     $  323.75
1.35% Class A ..............................................    $  276.76      $   326.32     $  264.22


                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                  Years Ended December 31,
                                                               -------------------------------
                                                                     2002            2001
                                                               --------------- ---------------
EQ/Alliance Common Stock (Concluded)
------------------------------------
1.35% Class A ................................................    $   154.15      $   233.80
1.45% Class A (a) ............................................    $    62.45      $    94.82
Net Assets (000's) ...........................................    $3,226,657      $5,921,994
Investment Income Ratio Class A & B** ........................          0.05%           2.35%
Number of units outstanding, end of period (000's) ...........        17,309          21,028
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................        (34.01)%        (11.63)%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................        (33.51)%        (10.95)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    52.86              --
0.70% Class B (k) ............................................    $    55.52              --
0.90% Class B (b) ............................................    $    64.63      $    97.85
0.90% Class B (b) ............................................    $    57.75              --
0.95% Class B (d) ............................................    $    55.05      $    83.37
1.20% Class B (a) ............................................    $    62.46      $    94.83
Net Assets (000's) ...........................................    $   79,564      $  127,068
Investment Income Ratio Class A & B** ........................          0.05%           2.35%
Number of units outstanding, end of period (000's) ...........         1,321           1,385
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (34.13)%        (11.82)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (31.23)%        (11.53)%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   204.07      $   262.05
1.35% Class A ................................................    $   204.30      $   262.37
1.45% Class A (a) ............................................    $    97.61      $   125.48
Net Assets (000's) ...........................................    $  752,928      $1,065,247
Investment Income Ratio Class A & B** ........................          1.32%           0.99%
Number of units outstanding, end of period (000's) ...........         3,693           4,068
Total Return
 Lowest 1.45%,1.45%, 1.45%, 1.45%, 1.45% .....................        (22.21)%         (2.73)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (22.12)%         (2.62)%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    75.41              --
0.70% Class B (k) ............................................    $    85.76              --
0.90% Class B (b) ............................................    $   100.27      $   128.51
0.95% Class B (d) ............................................    $    85.04      $   109.04
1.20% Class B (a) ............................................    $    97.62      $   125.48
Net Assets (000's) ...........................................    $   86,144      $   99,357
Investment Income Ratio Class A & B** ........................          1.32%           0.99%
Number of units outstanding, end of period (000's) ...........           923             831
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (22.21)%         (2.74)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (20.14)%         (2.43)%




                                                                         Years Ended December 31,
                                                               ---------------------------------------------
                                                                     2000           1999           1998
                                                               --------------- -------------- --------------
EQ/Alliance Common Stock (Concluded)
------------------------------------
1.35% Class A ................................................    $   264.88     $   312.31    $   252.88
1.45% Class A (a) ............................................    $   107.53     $   126.91    $   102.87
Net Assets (000's) ...........................................    $7,485,320     $9,427,745    $7,686,431
Investment Income Ratio Class A & B** ........................          0.61%          0.59%         0.61%
Number of units outstanding, end of period (000's) ...........        23,518         25,132        25,149
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................        (15.12)%        23.47%        27.62%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................        (14.48)%        24.41%        28.60%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --             --            --
0.70% Class B (k) ............................................            --             --            --
0.90% Class B (b) ............................................    $   110.60     $   130.14            --
0.90% Class B (b) ............................................            --             --            --
0.95% Class B (d) ............................................    $    94.30     $   111.02            --
1.20% Class B (a) ............................................    $   107.54     $   126.92    $   102.87
Net Assets (000's) ...........................................    $  128,180     $   46,426            --
Investment Income Ratio Class A & B** ........................          0.35%          0.30%         0.43%
Number of units outstanding, end of period (000's) ...........         1,222            363            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (15.27)%        11.02%         2.87%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (15.01)%        30.14%         2.87%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   269.09     $   250.31    $   213.81
1.35% Class A ................................................    $   269.45     $   250.67    $   214.14
1.45% Class A (a) ............................................    $   129.00     $   120.13    $   102.73
Net Assets (000's) ...........................................    $  983,264     $  857,933    $  596,027
Investment Income Ratio Class A & B** ........................          0.91%          0.27%         0.33%
Number of units outstanding, end of period (000's) ...........         3,657          3,430         2,789
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................          7.38%         16.94%         2.73%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................          7.50%         17.07%        19.25%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --             --            --
0.70% Class B (k) ............................................            --             --            --
0.90% Class B (b) ............................................    $   131.71     $   122.29            --
0.95% Class B (d) ............................................    $   111.81     $   103.87            --
1.20% Class B (a) ............................................    $   129.01     $   120.14    $   102.73
Net Assets (000's) ...........................................    $   52,120     $    7,611            --
Investment Income Ratio Class A & B** ........................          0.91%          0.27%         0.33%
Number of units outstanding, end of period (000's) ...........           423             65            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................          7.38%         16.95%         2.73%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................          7.70%         22.29%         2.73%


                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                              Years Ended December 31,
                                                             ---------------------------
                                                                  2002          2001
                                                             ------------- -------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.74% to 1.45%*
0.74% Class A ..............................................   $  74.44      $   68.67
1.34% Class A ..............................................   $ 154.25      $  143.62
1.35% Class A ..............................................   $ 148.72      $  138.49
1.45% Class A (a) ..........................................   $ 125.44      $  116.92
Net Assets (000's) .........................................   $155,586      $  94,476
Investment Income Ratio Class A & B** ......................       5.39%          4.91%
Number of units outstanding, end of period (000's) .........      1,033            680
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       7.28%          6.58%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% .................       8.41%          7.73%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $ 120.24             --
0.70% Class B (k) ..........................................   $ 125.51             --
0.90% Class B (b) ..........................................   $ 127.05      $  118.06
0.95% Class B (d) ..........................................   $ 124.46      $  115.71
1.20% Class B (a) ..........................................   $ 125.45      $  116.93
Net Assets (000's) .........................................   $ 42,385      $  20,964
Investment Income Ratio Class A & B** ......................       5.39%          4.91%
Number of units outstanding, end of period (000's) .........        339            180
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       7.29%          6.58%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       7.02%          6.91%

EQ/Alliance International (o)
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  82.20      $   92.48
1.35% Class A ..............................................   $  82.14      $   92.42
1.45% Class A (a) ..........................................   $  64.65      $   72.82
Net Assets (000's) .........................................   $452,054      $  96,619
Investment Income Ratio Class A & B** ......................         --           1.61%
Number of units outstanding, end of period (000's) .........      5,501          1,045
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (11.21)%       (24.00)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (11.11)%       (23.91)%

EQ/Alliance International (o)
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $  62.95             --
0.70% Class B (k) ..........................................   $  65.79             --
0.90% Class B (b) ..........................................   $  67.72      $   76.02
0.95% Class B (d) ..........................................   $  65.24      $   73.27
1.20% Class B (a) ..........................................   $  64.53      $   72.66
Net Assets (000's) .........................................   $ 30,424      $   6,863
Investment Income Ratio Class A & B** ......................         --           1.61%
Number of units outstanding, end of period (000's) .........        469             94
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................     (11.19)%       (24.23)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................      (9.35)%       (24.00)%



                                                                     Years Ended December 31,
                                                             -----------------------------------------
                                                                  2000          1999          1998
                                                             ------------- ------------- -------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.74% to 1.45%*
0.74% Class A ..............................................   $  63.74      $  58.63      $  58.81
1.34% Class A ..............................................   $ 134.60      $ 124.96      $ 126.48
1.35% Class A ..............................................   $ 129.80      $ 120.52      $ 122.00
1.45% Class A (a) ..........................................   $ 109.70      $ 101.96      $ 103.32
Net Assets (000's) .........................................   $ 50,169      $ 56,849      $ 53,503
Investment Income Ratio Class A & B** ......................       5.64%         5.15%         5.15%
Number of units outstanding, end of period (000's) .........        395           480           450
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       7.59%        (1.32)%        3.32%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% .................       8.72%        (0.31)%        7.26%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................         --            --            --
0.70% Class B (k) ..........................................         --            --            --
0.90% Class B (b) ..........................................   $ 110.43      $ 102.33            --
0.95% Class B (d) ..........................................   $ 108.29      $ 100.40            --
1.20% Class B (a) ..........................................   $ 109.71      $ 101.97      $ 103.32
Net Assets (000's) .........................................   $  3,169      $    710            --
Investment Income Ratio Class A & B** ......................       5.64%         5.15%         5.15%
Number of units outstanding, end of period (000's) .........         29             7            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       7.59%        (1.31)%        3.32%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       7.92%         2.33%         3.32%

EQ/Alliance International (o)
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $ 121.54      $ 160.04      $ 117.72
1.35% Class A ..............................................   $ 121.48      $ 159.96      $ 117.68
1.45% Class A (a) ..........................................   $  95.81      $ 126.29      $  93.00
Net Assets (000's) .........................................   $138,523      $168,324      $129,490
Investment Income Ratio Class A & B** ......................       0.46%           --          1.81%
Number of units outstanding, end of period (000's) .........      1,140         1,052         1,100
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (24.13)%       35.80%        (7.00)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (24.06)%       35.94%         9.08%

EQ/Alliance International (o)
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................         --            --            --
0.70% Class B (k) ..........................................         --            --            --
0.90% Class B (b) ..........................................   $ 100.03      $ 131.34            --
0.95% Class B (d) ..........................................   $  96.46      $ 126.71            --
1.20% Class B (a) ..........................................   $  95.90      $ 126.30      $  93.00
Net Assets (000's) .........................................   $  7,035      $  1,031            --
Investment Income Ratio Class A & B** ......................       0.46%           --          1.81%
Number of units outstanding, end of period (000's) .........         73             8            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................     (24.07)%       35.81%        (7.00)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................     (23.84)%       31.34%        (7.00)%

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................   $  44.22            --            --            --            --
0.70% Class B (k) ..........................................   $  48.79            --            --            --            --
0.90% Class B (c) ..........................................   $  48.46      $  71.03      $  94.27      $ 116.55            --
0.95% Class B (d) ..........................................   $  48.38      $  70.94      $  94.20      $ 116.53            --
1.20% Class B (c) ..........................................   $  47.97      $  70.52      $  93.88      $ 116.42            --
1.34% Class B (c) ..........................................   $  47.74      $  70.28      $  93.70      $ 116.36            --
1.35% Class B (c) ..........................................   $  47.72      $  70.27      $  93.68      $ 116.36            --
1.45% Class B (c) ..........................................   $  47.56      $  70.10      $  93.56      $ 116.32            --
Net Assets (000's) .........................................   $148,022      $253,526      $305,650      $112,177            --
Investment Income Ratio Class B** ..........................         --          0.01%         0.82%         0.80%           --
Number of units outstanding, end of period (000's) .........      3,095         3,603         3,260           964            --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% .........................     (32.15)%      (25.07)%      (19.57)%       16.32%           --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ........................     (29.15)%      (24.65)%      (19.12)%       16.55%           --

EQ/Alliance Quality Bond
------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $ 157.39      $ 147.79      $ 138.33      $ 125.76      $ 130.07
1.35% Class A ..............................................   $ 165.98      $ 155.87      $ 145.91      $ 132.67      $ 137.23
1.45% Class A (a) ..........................................   $ 124.83      $ 117.34      $ 109.96      $ 100.08      $ 103.62
Net Assets (000's) .........................................   $160,021      $142,202      $ 85,769      $ 85,548      $ 80,977
Investment Income Ratio Class A & B** ......................       4.01%         6.63%         6.24%         5.27%         5.60%
Number of units outstanding, end of period (000's) .........      1,015           960           618           678           620
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       6.38%         6.72%         9.87%        (3.42)%        3.62%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................       6.49%         6.83%         9.99%        (3.31)%        7.23%

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $ 120.40            --            --            --            --
0.70% Class B (k) ..........................................   $ 125.91            --            --            --            --
0.90% Class B (b) ..........................................   $ 126.38      $ 118.44      $ 110.65      $ 100.33            --
0.95% Class B (d) ..........................................   $ 124.85      $ 117.07      $ 109.43      $  99.28            --
1.20% Class B (a) ..........................................   $ 124.90      $ 117.42      $ 110.03      $ 100.07      $ 103.62
Net Assets (000's) .........................................   $ 36,469      $ 26,498      $  6,037      $    998            --
Investment Income Ratio Class A & B** ......................       4.01%         6.63%         6.24%         5.27%         5.60%
Number of units outstanding, end of period (000's) .........        292           226            55            10            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       6.37%         6.72%         9.95%         0.33%         3.62%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       5.93%         7.04%        10.29%        (3.43)%        3.62%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  99.61      $ 144.40      $ 168.29      $ 149.64      $ 118.57
1.35% Class A ..............................................   $  99.56      $ 144.34      $ 168.23      $ 149.59      $ 118.55
1.45% Class A (a) ..........................................   $  72.71      $ 105.52      $ 123.11      $ 109.59      $  86.93
Net Assets (000's) .........................................   $205,395      $302,370      $335,817      $156,783      $138,814
Investment Income Ratio Class A & B** ......................         --          1.04%           --            --          0.02%
Number of units outstanding, end of period (000's) .........      2,062         2,094         1,996         1,048         1,171
Total Return ...............................................

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                  Years Ended December 31,
                                                               -------------------------------
                                                                     2002            2001
                                                               --------------- ---------------
EQ/Alliance Small Cap Growth (m) (Concluded)
--------------------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (31.09)%        (14.29)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (31.02)%        (14.20)%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    52.55              --
0.70% Class B (k) ............................................    $    88.17              --
0.90% Class B (b) ............................................    $    73.89      $   106.88
0.95% Class B (d) ............................................    $    87.42      $   126.52
1.20% Class B (a) ............................................    $    72.72      $   105.51
Net Assets (000's) ...........................................    $   28,243      $   34,050
Investment Income Ratio Class A & B** ........................            --            1.04%
Number of units outstanding, end of period (000's) ...........           358             297
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (31.08)%        (14.29)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (29.03)%        (14.02)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................    $    33.73              --
0.70% Class B (k) ............................................    $    29.30              --
0.90% Class B (e) ............................................    $    29.14      $    49.65
0.95% Class B (e) ............................................    $    29.10      $    49.61
1.20% Class B (e) ............................................    $    28.90      $    49.39
1.34% Class B (e) ............................................    $    28.78      $    49.27
1.35% Class B (e) ............................................    $    28.78      $    49.26
1.45% Class B (e) ............................................    $    28.70      $    49.18
Net Assets (000's) ...........................................    $   61,069      $  106,996
Investment Income Ratio Class B** ............................            --            0.01%
Number of units outstanding, end of period (000's) ...........         2,119           2,170
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................        (41.64)%        (25.54)%
 Highest 0.50%, 0.90%, 0.90% .................................        (41.40)%        (25.12)%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.45%*
1.34% Class A ................................................    $    42.91      $    49.61
1.35% Class A ................................................    $   149.96      $   173.76
1.35% Class A ................................................    $   149.01      $   172.66
1.45% Class A (a) ............................................    $    96.40      $   111.81
Net Assets (000's) ...........................................    $1,493,481      $1,285,472
Investment Income Ratio Class A & B** ........................          1.47%           2.61%
Number of units outstanding, end of period (000's) ...........        27,370          22,042
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (13.78)%         (3.27)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (13.50)%         (2.91)%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    82.10              --
0.70% Class B (k) ............................................    $    89.58              --
0.90% Class B (b) ............................................    $    99.02       $  114.50



                                                                         Years Ended December 31,
                                                               ---------------------------------------------
                                                                     2000           1999           1998
                                                               --------------- -------------- --------------
EQ/Alliance Small Cap Growth (m) (Concluded)
--------------------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................         12.34%          26.07%       (13.07)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................         12.46%          26.20%        (5.56)%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --              --            --
0.70% Class B (k) ............................................            --              --            --
0.90% Class B (b) ............................................    $   124.31      $   110.37            --
0.95% Class B (d) ............................................    $   147.23      $   130.79            --
1.20% Class B (a) ............................................    $   123.09      $   109.62      $  86.94
Net Assets (000's) ...........................................    $   22,830      $      902            --
Investment Income Ratio Class A & B** ........................            --              --          0.02%
Number of units outstanding, end of period (000's) ...........           173               8            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................         12.29%          26.09%       (13.06)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................         12.63%          10.37%       (13.06)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................            --              --            --
0.70% Class B (k) ............................................            --              --            --
0.90% Class B (e) ............................................    $    66.31              --            --
0.95% Class B (e) ............................................    $    66.29              --            --
1.20% Class B (e) ............................................    $    66.17              --            --
1.34% Class B (e) ............................................    $    66.10              --            --
1.35% Class B (e) ............................................    $    66.10              --            --
1.45% Class B (e) ............................................    $    66.05              --            --
Net Assets (000's) ...........................................    $  103,541              --            --
Investment Income Ratio Class B** ............................            --              --            --
Number of units outstanding, end of period (000's) ...........         1,566              --            --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................        (33.95)%            --            --
 Highest 0.50%, 0.90%, 0.90% .................................        (33.69)%            --            --

EQ/Balanced (i) (p)
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $    51.10      $    52.39    $    45.07
1.35% Class A ................................................    $   179.45      $   184.34    $   158.63
1.35% Class A ................................................    $   178.32      $   183.18    $   157.63
1.45% Class A (a) ............................................    $   115.59      $   118.86    $   102.39
Net Assets (000's) ...........................................    $1,275,254      $1,436,827    $1,322,229
Investment Income Ratio Class A & B** ........................         3.14%            2.75%         2.63%
Number of units outstanding, end of period (000's) ...........        22,230          24,478        26,486
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (2.75)%          16.09%         2.39%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (2.46)%          16.24%        16.58%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................           --               --            --
0.70% Class B (k) ............................................           --               --            --
0.90% Class B (b) ............................................    $  118.02       $   121.00            --

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Balanced (i) (p) (Concluded)
-------------------------------
0.90% Class B (b) ............................................   $  86.02            --
0.95% Class B (d) ............................................   $  88.83      $ 102.76
1.20% Class B (a) ............................................   $  96.39      $ 111.79
Net Assets (000's) ...........................................   $ 69,620      $ 48,578
Investment Income Ratio Class A & B** ........................       1.47%         2.61%
Number of units outstanding, end of period (000's) ...........        743           445
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................     (13.78)%       (3.27)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (12.38)%       (2.98)%

EQ/Bernstein Diversified Value (j)
----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  89.18            --
0.70% Class B (k) ............................................   $  82.19            --
0.90% Class B (f) ............................................   $  81.63      $  95.39
0.95% Class B (f) ............................................   $  86.43      $ 101.04
1.20% Class B (f) ............................................   $  80.81      $  94.71
1.34% Class B (c) ............................................   $  80.42      $  94.39
1.35% Class B (c) ............................................   $  80.39      $  94.36
1.45% Class B (f) ............................................   $  85.70      $ 100.70
Net Assets (000's) ...........................................   $186,392      $158,997
Investment Income Ratio Class B** ............................       1.38%         1.37%
Number of units outstanding, end of period (000's) ...........      2,309         1,681
Total Return
 Lowest 1.45%, 1.45%, 1.35% ..................................     (14.89)%       (2.43)%
 Highest 0.50%, 0.90%, 1.35% .................................     (13.16)%       (2.09)%

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  57.22            --
0.70% Class B (k) ............................................   $  64.32            --
0.90% Class B (c) ............................................   $  63.89      $  87.65
0.95% Class B (k) ............................................   $  81.77            --
1.20% Class B (c) ............................................   $  63.23      $  87.02
1.34% Class B (c) ............................................   $  62.93      $  86.73
1.35% Class B (c) ............................................   $  62.91      $  86.71
1.45% Class B (k) ............................................   $  81.26            --
Net Assets (000's) ...........................................   $  3,909      $  2,862
Investment Income Ratio Class B** ............................         --          2.86%
Number of units outstanding, end of period (000's) ...........         61            33
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (27.52)%      (15.85)%
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (27.00)%      (15.47)%

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  61.65            --
0.70% Class B (k) ............................................   $  69.13            --
0.90% Class B (c) ............................................   $  68.67      $  81.56
0.95% Class B (k) ............................................   $  84.22            --
1.20% Class B (k) ............................................   $  67.97            --



                                                                      Years Ended December 31,
                                                               ---------------------------------------
                                                                    2000         1999         1998
                                                               ------------- ------------ ------------
EQ/Balanced (i) (p) (Concluded)
-------------------------------
0.90% Class B (b) ............................................          --           --           --
0.95% Class B (d) ............................................   $  105.98    $  108.71           --
1.20% Class B (a) ............................................   $  115.59    $  118.86     $ 102.39
Net Assets (000's) ...........................................   $  23,067    $   9,389           --
Investment Income Ratio Class A & B** ........................        3.14%        2.75%        2.63%
Number of units outstanding, end of period (000's) ...........         201           78           --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       (2.75)%      16.09%        2.39%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       (2.46)%      21.00%        2.39%

EQ/Bernstein Diversified Value (j)
----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (f) ............................................          --           --           --
0.95% Class B (f) ............................................          --           --           --
1.20% Class B (f) ............................................          --           --           --
1.34% Class B (c) ............................................   $   95.93           --           --
1.35% Class B (c) ............................................   $   95.93           --           --
1.45% Class B (f) ............................................          --           --           --
Net Assets (000's) ...........................................          --           --           --
Investment Income Ratio Class B** ............................        1.39%          --           --
Number of units outstanding, end of period (000's) ...........          --           --           --
Total Return
 Lowest 1.45%, 1.45%, 1.35% ..................................       (4.07)%         --           --
 Highest 0.50%, 0.90%, 1.35% .................................       (4.07)%         --           --

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (c) ............................................   $  103.69    $  107.76            --
0.95% Class B (k) ............................................          --           --           --
1.20% Class B (c) ............................................   $  103.26    $  107.64            --
1.34% Class B (c) ............................................   $  103.06    $  107.58            --
1.35% Class B (c) ............................................   $  103.04    $  107.57            --
1.45% Class B (k) ............................................          --           --           --
Net Assets (000's) ...........................................   $   1,546    $     430           --
Investment Income Ratio Class B** ............................        6.60%        1.61%          --
Number of units outstanding, end of period (000's) ...........          15            4           --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................       (4.21)%       7.57%          --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................       (3.78)%       7.76%          --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (c) ............................................   $  104.07    $  129.76            --
0.95% Class B (k) ............................................          --           --           --
1.20% Class B (k) ............................................          --           --           --

                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002          2001         2000         1999         1998
                                                               ------------- ------------- ------------ ------------ -----------
EQ/Capital Guardian International (Concluded)
---------------------------------------------
1.34% Class B (c) ............................................   $  67.65      $  80.71      $ 103.41    $  129.55          --
1.35% Class B (c) ............................................   $  67.62      $  80.69      $ 103.40    $  129.55          --
1.45% Class B (k) ............................................   $  83.76            --            --           --          --
Net Assets (000's) ...........................................   $  5,617      $    162            --           --          --
Investment Income Ratio Class B** ............................       2.20%         1.93%         0.43%          --          --
Number of units outstanding, end of period (000's) ...........         82             2            --           --          --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (16.28)%      (21.96)%      (20.19)%      29.55%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (14.59)%      (21.63)%      (19.80)%      29.76%         --

EQ/Capital Guardian Research (n)
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  73.83            --            --           --          --
0.70% Class B (k) ............................................   $  81.93            --            --           --          --
0.90% Class B (c) ............................................   $  81.38      $ 109.00      $ 112.26    $  106.96          --
0.95% Class B (d) ............................................   $  81.24      $ 108.87      $ 112.19    $  106.94          --
1.20% Class B (c) ............................................   $  80.55      $ 108.22      $ 111.80    $  106.84          --
1.34% Class B (c) ............................................   $  80.17      $ 107.86      $ 111.59    $  106.78          --
1.35% Class B (c) ............................................   $  80.14      $ 107.84      $ 111.57    $  106.78          --
1.45% Class B (c) ............................................   $  79.87      $ 107.58      $ 111.42    $  106.74          --
Net Assets (000's) ...........................................   $115,919      $ 14,798      $  6,589    $     961          --
Investment Income Ratio Class B** ............................       0.50%         0.27%         2.11%        0.50%         --
Number of units outstanding, end of period (000's) ...........      1,445           137            59            9          --
Total Return .................................................
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (25.76)%       (3.45)%        4.38%        6.74%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (22.82)%       (2.90)%        4.96%        6.96%         --

EQ/Capital Guardian U.S. Equity (l)
-----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  74.48            --            --           --          --
0.70% Class B (k) ............................................   $  77.29            --            --           --          --
0.90% Class B (c) ............................................   $  76.77      $ 101.25      $ 104.51    $  101.81          --
0.95% Class B (d) ............................................   $  76.64      $ 101.37      $ 104.44    $  101.79          --
1.20% Class B (c) ............................................   $  75.99      $ 100.76      $ 104.08    $  101.69          --
1.34% Class B (c) ............................................   $  75.63      $ 100.43      $ 103.88    $  101.64          --
1.35% Class B (c) ............................................   $  75.60      $ 100.40      $ 103.87    $  101.64          --
1.45% Class B (c) ............................................   $  75.34      $ 100.16      $ 103.72    $  101.60          --
Net Assets (000's) ...........................................   $ 35,863      $ 12,769      $  4,990    $   1,423          --
Investment Income Ratio Class B** ............................       0.59%         0.41%         2.41%        1.27%         --
Number of units outstanding, end of period (000's) ...........        473           127            48           14          --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (24.78)%       (3.43)%        4.49%        6.78%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (22.46)%       (3.12)%        2.65%        1.79%         --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  70.62            --            --           --          --
0.70% Class B (k) ............................................   $  88.09            --            --           --          --
0.90% Class B (b) ............................................   $ 103.54      $ 111.05      $ 118.14    $  198.84          --
0.95% Class B (d) ............................................   $  76.80      $  82.40      $  87.82    $  147.71          --
1.20% Class B (a) ............................................   $  81.32      $  87.48      $  93.36    $  157.61     $ 81.49

                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               -----------------------------
                                                                    2002           2001
                                                               ------------- ---------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
1.34% Class B (a) ............................................   $  56.74       $   61.12
1.34% Class B (k) ............................................   $  90.59              --
1.35% Class B (a) ............................................   $  85.53       $   92.15
1.45% Class B (a) ............................................   $  80.41       $   86.72
Net Assets (000's) ...........................................   $ 60,620       $  61,468
Investment Income Ratio Class B** ............................         --              --
Number of units outstanding, end of period (000's) ...........      1,023             966
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      (7.27)%         (6.53)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................      (8.45)%         (6.01)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $ 191.65       $   249.66
1.35% Class A ................................................   $ 191.48       $   249.47
1.45% Class A (a) ............................................   $  72.93       $    95.12
Net Assets (000's) ...........................................   $753,523       $1,108,749
Investment Income Ratio Class A & B** ........................       1.07%            1.00%
Number of units outstanding, end of period (000's) ...........      3,939            4,448
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (23.32)%         (13.23)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................     (23.23)%         (13.13)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $  62.27               --
0.70% Class B (k) ............................................   $  63.97               --
0.90% Class B (b) ............................................   $  75.18       $    97.75
0.95% Class B (b) ............................................   $  63.43       $    82.52
1.20% Class B (a) ............................................   $  72.94       $    95.13
Net Assets (000's) ...........................................   $ 45,105       $   47,067
Investment Income Ratio Class A & B** ........................       1.07%            1.00%
Number of units outstanding, end of period (000's) ...........        641              513
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................     (23.32)%         (13.23)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (22.13)%         (12.96)%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  56.66               --
0.70% Class B (k) ............................................   $  58.23               --
0.90% Class B (c) ............................................   $  57.84       $    76.82
0.95% Class B (d) ............................................   $  57.74       $    76.72
1.20% Class B (c) ............................................   $  57.25       $    76.26
1.34% Class B (c) ............................................   $  56.98       $    76.01
1.35% Class B (c) ............................................   $  56.96       $    75.99
1.45% Class B (c) ............................................   $  56.76       $    75.81
Net Assets (000's) ...........................................   $  4,434       $    3,577
Investment Income Ratio Class B** ............................         --             0.01%
Number of units outstanding, end of period (000's) ...........         79               47
Total Return



                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                     2000            1999            1998
                                                               --------------- --------------- ---------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
1.34% Class B (a) ............................................    $    65.32      $   110.43      $    57.18
1.34% Class B (k) ............................................            --              --              --
1.35% Class B (a) ............................................    $    98.49      $   166.52      $    86.23
1.45% Class B (a) ............................................    $    92.78      $   157.03      $    81.40
Net Assets (000's) ...........................................    $   69,976      $   68,983      $   12,494
Investment Income Ratio Class B** ............................          7.62%           1.78%           0.40%
Number of units outstanding, end of period (000's) ...........         1,033             615             218
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (40.92)%        (92.91)%        (18.60)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................        (40.58)%         93.98%         (13.58)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   287.40      $   322.15      $   271.24
1.35% Class A ................................................    $   287.20      $   321.97      $   271.11
1.45% Class A (a) ............................................    $   109.62      $   123.01      $   103.68
Net Assets (000's) ...........................................    $1,371,123      $1,631,943      $1,148,752
Investment Income Ratio Class A & B** ........................          0.66%           1.05%           1.15%
Number of units outstanding, end of period (000's) ...........         4,779           5,074           4,240
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (10.89)%         18.64%           3.68%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (10.78)%         18.76%          26.36%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --              --              --
0.70% Class B (k) ............................................            --              --              --
0.90% Class B (b) ............................................    $   112.30       $  125.64              --
0.95% Class B (b) ............................................    $    94.85       $  106.17              --
1.20% Class B (a) ............................................    $   109.63       $  123.02       $  103.69
Net Assets (000's) ...........................................    $   41,860       $  13,766              --
Investment Income Ratio Class A & B** ........................          0.66%           1.05%           1.15%
Number of units outstanding, end of period (000's) ...........           391             112              --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (10.88)%         18.64%           3.69%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (10.62)%         25.64%           3.69%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................            --              --              --
0.70% Class B (k) ............................................            --              --              --
0.90% Class B (c) ............................................    $    93.40       $  106.75              --
0.95% Class B (d) ............................................    $    93.34       $  106.73              --
1.20% Class B (c) ............................................    $    93.02       $  106.63              --
1.34% Class B (c) ............................................    $    92.84       $  106.57              --
1.35% Class B (c) ............................................    $    92.82       $  106.57              --
1.45% Class B (c) ............................................    $    93.33       $  106.53              --
Net Assets (000's) ...........................................    $    2,043       $     533              --
Investment Income Ratio Class B** ............................          0.36%           1.29%             --
Number of units outstanding, end of period (000's) ...........            22               5              --
Total Return

                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               -----------------------------
                                                                    2002           2001
                                                               -------------- --------------
EQ/Evergreen Omega (Concluded)
------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (25.12)%       (18.77)%
 Highest 0.50% 0.90%, 0.90%, 0.90%, ..........................      (22.68)%       (17.75)%

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $   71.73             --
0.70% Class B (k) ............................................   $   69.75             --
0.90% Class B (f) ............................................   $   69.42      $   85.92
0.95% Class B (f) ............................................   $   69.34      $   85.86
1.20% Class B (f) ............................................   $   68.93      $   85.57
1.34% Class B (f) ............................................   $   68.70      $   85.41
1.35% Class B (f) ............................................   $   68.69      $   85.40
1.45% Class B (f) ............................................   $   68.53      $   85.28
Net Assets (000's) ...........................................   $  73,034      $  52,918
Investment Income Ratio Class B** ............................        0.02%          0.23%
Number of units outstanding, end of period (000's) ...........       1,061            619
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................      (19.65)%       (14.68)%
 Highest 0.50%, 0.90%, 0.90% .................................      (15.36)%       (14.19)%

EQ/FI Small/Mid Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $   95.25             --
0.70% Class B (k) ............................................   $   76.93             --
0.90% Class B (b) ............................................   $   94.35      $  111.62
0.95% Class B (d) ............................................   $   96.15      $  113.81
1.20% Class B (a) ............................................   $   74.98      $   88.97
1.34% Class B ................................................   $   94.29      $  112.05
1.35% Class B (a) ............................................   $   74.70      $   88.78
1.45% Class B (a) ............................................   $   74.14      $   88.20
Net Assets (000's) ...........................................   $ 214,099      $ 166,025
Investment Income Ratio Class B** ............................        0.57%          0.75%
Number of units outstanding, end of period (000's) ...........       2,329          1,511
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      (15.94)%         2.49%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................      (13.55)%         3.06%

EQ/High Yield
-------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $  123.58      $  128.74
1.35% Class A ................................................   $  131.83      $  137.35
1.45% Class A (a) ............................................   $   72.96      $   76.09
Net Assets (000's) ...........................................   $  94,701      $ 110,339
Investment Income Ratio Class A & B** ........................        9.00%          9.64%
Number of units outstanding, end of period (000's) ...........         764            854
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       (4.12)%        (0.52)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................       (4.00)%        (0.41)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $   91.03             --



                                                                        Years Ended December 31,
                                                               ------------------------------------------
                                                                    2000           1999          1998
                                                               -------------- ------------- -------------
EQ/Evergreen Omega (Concluded)
------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (12.39)%        6.53%           --
 Highest 0.50% 0.90%, 0.90%, 0.90%, ..........................      (12.51)%        6.75%           --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --            --            --
0.70% Class B (k) ............................................          --            --            --
0.90% Class B (f) ............................................   $  100.13            --            --
0.95% Class B (f) ............................................   $  100.11            --            --
1.20% Class B (f) ............................................   $  100.02            --            --
1.34% Class B (f) ............................................   $   99.98            --            --
1.35% Class B (f) ............................................   $   99.98            --            --
1.45% Class B (f) ............................................   $   99.95            --            --
Net Assets (000's) ...........................................   $  10,299            --            --
Investment Income Ratio Class B** ............................        0.41%           --            --
Number of units outstanding, end of period (000's) ...........         103            --            --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................       (0.05)%          --            --
 Highest 0.50%, 0.90%, 0.90% .................................        0.13%           --            --

EQ/FI Small/Mid Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --            --            --
0.70% Class B (k) ............................................          --            --            --
0.90% Class B (b) ............................................   $  108.31      $ 103.94            --
0.95% Class B (d) ............................................   $  110.49      $ 106.09            --
1.20% Class B (a) ............................................   $   86.60      $  83.36      $  82.88
1.34% Class B ................................................   $  109.21      $ 105.28      $ 104.82
1.35% Class B (a) ............................................   $   86.54      $  83.43      $  83.08
1.45% Class B (a) ............................................   $   86.06      $  83.05      $  82.78
Net Assets (000's) ...........................................   $  73,141      $ 77,391      $ 90,206
Investment Income Ratio Class B** ............................        0.95%         0.17%         0.48%
Number of units outstanding, end of period (000's) ...........         675           737           861
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        3.62%         0.33%       (17.22)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................        4.20%         3.94%       (16.74)%

EQ/High Yield
-------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $  129.28      $ 143.43      $ 150.42
1.35% Class A ................................................   $  137.94      $ 153.05      $ 160.53
1.45% Class A (a) ............................................   $   76.49      $  84.96      $  89.20
Net Assets (000's) ...........................................   $ 116,741      $160,655      $197,410
Investment Income Ratio Class A & B** ........................        9.92%        10.52%        10.77%
Number of units outstanding, end of period (000's) ...........         899         1,115         1,306
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       (9.97)%       (4.75)%      (10.80)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................       (9.86)%       (4.64)%       (6.42)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................          --            --            --

                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                               ----------------------------------------------------------------
                                                                   2002         2001        2000         1999          1998
                                                               ------------ ----------- ----------- ------------- -------------
EQ/High Yield (Concluded)
-------------------------
0.70% Class B (k) ............................................   $  86.67          --          --           --            --
0.90% Class B (b) ............................................   $  74.22     $ 77.17     $ 77.34      $ 85.66            --
0.95% Class B (d) ............................................   $  85.94     $ 89.40     $ 89.64      $ 99.34            --
1.20% Class B (a) ............................................   $  72.96     $ 76.09     $ 76.49      $ 84.97       $ 89.20
Net Assets (000's) ...........................................   $ 10,780     $ 8,364     $ 4,647      $ 1,250            --
Investment Income Ratio Class A & B** ........................       9.00%       9.64%       9.92%       10.52%        10.77%
Number of units outstanding, end of period (000's) ...........        136         101          56           14            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................      (4.11)%     (0.52)%     (9.98)%     (14.74)%      (10.80)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................      (4.81)%     (0.22)%     (9.71)%     (14.34)%      (10.80)%

EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  81.37          --          --           --            --
0.70% Class B (k) ............................................   $  81.20          --          --           --            --
0.90% Class B (k) ............................................   $  81.02          --          --           --            --
0.95% Class B (k) ............................................   $  80.98          --          --           --            --
1.20% Class B (k) ............................................   $  80.76          --          --           --            --
1.34% Class B (k) ............................................   $  80.64          --          --           --            --
1.35% Class B (k) ............................................   $  80.63          --          --           --            --
1.45% Class B (k) ............................................   $  80.54          --          --           --            --
Net Assets (000's) ...........................................   $  2,762          --          --           --            --
Investment Income Ratio Class B** ............................       2.21%         --          --           --            --
Number of units outstanding, end of period (000's) ...........         34          --          --           --            --
Total Return
 Lowest 1.45% ................................................     (16.96)%        --          --           --            --
 Highest 0.50% ...............................................     (16.19)%        --          --           --            --

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $ 108.01          --          --           --            --
0.70% Class B (k) ............................................   $ 107.78          --          --           --            --
0.90% Class B (k) ............................................   $ 107.54          --          --           --            --
0.95% Class B (k) ............................................   $ 107.49          --          --           --            --
1.20% Class B (k) ............................................   $ 107.19          --          --           --            --
1.34% Class B (k) ............................................   $ 107.03          --          --           --            --
1.35% Class B (k) ............................................   $ 107.02          --          --           --            --
1.45% Class B (k) ............................................   $ 106.90          --          --           --            --
Net Assets (000's) ...........................................   $ 31,127          --          --           --            --
Investment Income Ratio Class B** ............................      10.10%         --          --           --            --
Number of units outstanding, end of period (000's) ...........        291          --          --           --            --
Total Return
 Lowest 1.45% ................................................       6.52%         --          --           --            --
 Highest 0.50% ...............................................       7.52%         --          --           --            --

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  47.68          --          --           --            --
0.70% Class B (k) ............................................   $  44.53          --          --           --            --
0.90% Class B (f) ............................................   $  44.32     $ 64.18     $ 84.07           --            --
0.95% Class B (f) ............................................   $  44.27     $ 64.14     $ 84.05           --            --

                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2002          2001          2000         1999      1998
                                                               ------------- ------------- ------------- ------------ -----
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
1.20% Class B (f) ............................................   $  44.01      $  63.92      $  83.99           --     --
1.34% Class B (f) ............................................   $  43.86      $  63.80      $  83.95           --     --
1.35% Class B (f) ............................................   $  43.85      $  63.79      $  83.94           --     --
1.45% Class B (f) ............................................   $  43.75      $  63.71      $  83.92           --     --
Net Assets (000's) ...........................................   $ 37,973      $ 42,787      $ 15,869           --     --
Investment Income Ratio Class B** ............................         --          0.01%         0.32%          --     --
Number of units outstanding, end of period (000's) ...........        864           670           189           --     --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................     (31.32)%      (24.08)%      (16.08)%         --     --
 Highest 0.50%, 0.90%, 0.90% .................................     (30.06)%      (23.63)%      (15.93)%         --     --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $ 108.77            --            --           --     --
0.70% Class B (k) ............................................   $ 114.85            --            --           --     --
0.90% Class B (c) ............................................   $ 114.07      $ 133.62      $ 114.52      $ 97.50     --
0.95% Class B (k) ............................................   $  89.87            --            --           --     --
1.20% Class B (k) ............................................   $ 112.91            --            --           --     --
1.34% Class B (c) ............................................   $ 112.38      $ 132.22      $ 113.83      $ 97.34     --
1.35% Class B (c) ............................................   $ 112.34      $ 132.19      $ 113.81      $ 97.34     --
1.45% Class B (k) ............................................   $  87.78            --            --           --     --
Net Assets (000's) ...........................................   $ 33,624      $    794      $    114           --     --
Investment Income Ratio Class B** ............................       0.92%         6.38%         4.22%        2.15%    --
Number of units outstanding, end of period (000's) ...........        304             6             1           --     --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (15.10)%       16.15%        16.92%       (2.66)%   --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (13.98)%       16.68%        17.46%       (2.50)%   --

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  93.38            --            --           --     --
0.70% Class B (k) ............................................   $  93.15            --            --           --     --
0.90% Class B (g) ............................................   $  92.92      $ 106.02            --           --     --
0.95% Class B (g) ............................................   $  92.86      $ 106.00            --           --     --
1.20% Class B (g) ............................................   $  92.57      $ 105.94            --           --     --
1.34% Class B (g) ............................................   $  92.40      $ 105.89            --           --     --
1.35% Class B (g) ............................................   $  92.39      $ 105.90            --           --     --
1.45% Class B (g) ............................................   $  92.27      $ 105.87            --           --     --
Net Assets (000's) ...........................................   $ 39,072      $  1,483            --           --     --
Investment Income Ratio Class B** ............................       0.05%           --            --           --     --
Number of units outstanding, end of period (000's) ...........        423            14            --           --     --
Total Return
 Lowest 1.45%, 1.45% .........................................     (12.84)%        5.94%           --           --     --
 Highest 0.50%, 0.90% ........................................     (12.03)%        6.02%           --           --     --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  88.81            --            --           --     --
0.70% Class B (k) ............................................   $ 112.46            --            --           --     --
0.90% Class B (d) ............................................   $ 108.89      $ 131.84      $ 126.07     $ 113.77     --
0.95% Class B (d) ............................................   $  92.90      $ 112.55      $ 107.68     $  97.22     --

                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.20% Class B (a) ............................................   $ 109.12      $ 132.52
1.34% Class B ................................................   $ 141.48      $ 172.07
1.35% Class B (a) ............................................   $ 109.20      $ 132.83
1.45% Class B (a) ............................................   $ 107.89      $ 131.37
Net Assets (000's) ...........................................   $219,767      $211,877
Investment Income Ratio Class B** ............................       1.14%         3.87%
Number of units outstanding, end of period (000's) ...........      1,648         1,296
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (17.87)%        4.00%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (15.42)%        4.58%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  35.99            --
0.70% Class B (k) ............................................   $  64.15            --
0.90% Class B (b) ............................................   $  56.92      $  87.46
0.95% Class B (d) ............................................   $  53.87      $  82.81
1.20% Class B (a) ............................................   $  60.23      $  92.82
1.34% Class B (a) ............................................   $  93.15      $ 143.76
1.35% Class B (a) ............................................   $  62.29      $  96.14
1.45% Class B (a) ............................................   $  59.55      $  92.01
Net Assets (000's) ...........................................   $306,986      $562,209
Investment Income Ratio Class B** ............................         --          0.02%
Number of units outstanding, end of period (000's) ...........      3,497         4,160
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (35.28)%      (35.01)%
 Highest 0.50% 0.90%, 0.90%, 0.90%, 1.20% ....................     (33.56)%      (34.64)%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  64.03            --
0.70% Class B (k) ............................................   $  67.58            --
0.90% Class B (c) ............................................   $  67.12      $  85.75
0.95% Class B (d) ............................................   $  67.01      $  85.65
1.20% Class B (c) ............................................   $  66.44      $  85.14
1.34% Class B (c) ............................................   $  66.13      $  84.85
1.35% Class B (c) ............................................   $  66.10      $  84.83
1.45% Class B (c) ............................................   $  65.88      $  84.63
Net Assets (000's) ...........................................   $ 10,978      $ 10,711
Investment Income Ratio Class B** ............................       0.60%         0.43%
Number of units outstanding, end of period (000's) ...........        166           126
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (22.16)%      (17.21)%
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (20.43)%      (16.74)%

EQ/Money Market
---------------
Unit Value 0.74% to 1.49%*
0.74% Class A ................................................   $  42.17      $  41.81
1.40% or 1.49% Class A .......................................   $  34.00      $  33.96
1.35% Class A ................................................   $ 134.47      $ 134.30
1.35% Class A ................................................   $ 133.83      $ 133.66



                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                    2000         1999          1998
                                                               ------------- ------------ -------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.20% Class B (a) ............................................   $ 127.11      $ 115.06     $  97.91
1.34% Class B ................................................   $ 165.28      $ 149.82     $ 127.67
1.35% Class B (a) ............................................   $ 127.60      $ 115.67     $  98.58
1.45% Class B (a) ............................................   $ 126.32      $ 114.64     $  97.80
Net Assets (000's) ...........................................   $117,494      $ 96,477     $ 57,265
Investment Income Ratio Class B** ............................       5.30%         7.56%        5.96%
Number of units outstanding, end of period (000's) ...........        736           651          449
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      10.19%        17.22%       (2.20)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................      10.81%        17.86%       (1.20)%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --            --           --
0.70% Class B (k) ............................................         --            --           --
0.90% Class B (b) ............................................   $ 133.82      $ 166.37           --
0.95% Class B (d) ............................................   $ 126.78      $ 157.69           --
1.20% Class B (a) ............................................   $ 142.46      $ 177.65     $ 103.53
1.34% Class B (a) ............................................   $ 220.97      $ 275.93     $ 161.04
1.35% Class B (a) ............................................   $ 147.79      $ 184.57     $ 107.73
1.45% Class B (a) ............................................   $ 141.58      $ 177.00     $ 103.41
Net Assets (000's) ...........................................   $923,853      $706,335     $177,196
Investment Income Ratio Class B** ............................       2.04%         2.88%          --
Number of units outstanding, end of period (000's) ...........      4,418         2,614        1,103
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (20.01)%       71.16%        3.41%
 Highest 0.50% 0.90%, 0.90%, 0.90%, 1.20% ....................     (19.56)%       72.12%        7.96%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --            --           --
0.70% Class B (k) ............................................         --            --           --
0.90% Class B (c) ............................................   $ 102.99      $ 104.65           --
0.95% Class B (d) ............................................   $ 102.92      $ 104.63           --
1.20% Class B (c) ............................................   $ 102.57      $ 104.53           --
1.34% Class B (c) ............................................   $ 102.37      $ 104.48           --
1.35% Class B (c) ............................................   $ 102.36      $ 104.48           --
1.45% Class B (c) ............................................   $ 102.22      $ 104.44           --
Net Assets (000's) ...........................................   $  8,909      $  2,090           --
Investment Income Ratio Class B** ............................       0.50%         0.90%          --
Number of units outstanding, end of period (000's) ...........         99            21           --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (2.13)%        4.44%          --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................      (1.59)%        4.65%          --

EQ/Money Market
---------------
Unit Value 0.74% to 1.49%*
0.74% Class A ................................................   $  40.50      $  38.35     $  36.76
1.40% or 1.49% Class A .......................................   $  33.15      $  31.63     $  30.55
1.35% Class A ................................................   $ 131.10      $ 125.06     $ 120.76
1.35% Class A ................................................   $ 130.47      $ 124.47     $ 120.19

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Money Market (Concluded)
---------------------------
1.45% Class A (a) ............................................   $ 112.77      $ 112.74
Net Assets (000's) ...........................................   $151,511      $162,479
Investment Income Ratio Class A & B** ........................       1.34%         3.78%
Number of units outstanding, end of period (000's) ...........      2,943         2,954
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................       0.11%         2.44%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................       0.87%         3.23%

EQ/Money Market
---------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $ 105.22            --
0.70% Class B (k) ............................................   $ 110.53            --
0.90% Class B (b) ............................................   $ 114.42      $ 114.06
0.90% Class B (b) ............................................   $ 103.51            --
0.95% Class B (d) ............................................   $ 109.60      $ 109.30
1.20% Class B (a) ............................................   $ 112.77      $ 112.74
Net Assets (000's) ...........................................   $ 42,749      $ 43,718
Investment Income Ratio Class A & B** ........................       1.34%         3.78%
Number of units outstanding, end of period (000's) ...........        387           396
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       0.02%         2.31%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       0.70%         2.64%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  78.07            --
0.70% Class B (k) ............................................   $  78.73            --
0.90% Class B (b) ............................................   $  77.17      $  96.20
0.95% Class B (d) ............................................   $  72.36      $  90.25
1.20% Class B (a) ............................................   $  76.16      $  95.23
1.34% Class B ................................................   $  96.50      $ 120.85
1.35% Class B (a) ............................................   $  76.45      $  95.74
1.45% Class B (a) ............................................   $  75.30      $  94.40
Net Assets (000's) ...........................................   $ 52,829      $ 71,054
Investment Income Ratio Class B** ............................       1.30%         0.92%
Number of units outstanding, end of period (000's) ...........        563           602
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (20.23)%       (8.17)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (18.47)%       (7.65)%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  62.51            --
0.70% Class B (k) ............................................   $  77.18            --
0.90% Class B (c) ............................................   $  76.66      $  92.80
0.95% Class B (k) ............................................   $  76.53            --
1.20% Class B (k) ............................................   $  75.88            --
1.34% Class B (c) ............................................   $  75.52      $  91.82
1.35% Class B (c) ............................................   $  75.49      $  91.80
1.45% Class B (k) ............................................   $  82.38            --
Net Assets (000's) ...........................................   $ 86,429      $  1,101



                                                                      Years Ended December 31,
                                                               ---------------------------------------
                                                                   2000          1999         1998
                                                               ------------ ------------- ------------
EQ/Money Market (Concluded)
---------------------------
1.45% Class A (a) ............................................   $ 110.16     $ 105.20      $ 101.68
Net Assets (000's) ...........................................   $134,309     $153,678      $125,561
Investment Income Ratio Class A & B** ........................       5.20%        4.67%         4.77%
Number of units outstanding, end of period (000's) ...........      2,470        2,794         2,339
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................       4.81%        3.54%         3.88%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................       5.61%        4.33%         4.67%

EQ/Money Market
---------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --
0.90% Class B (b) ............................................   $ 111.13     $ 105.79            --
0.90% Class B (b) ............................................         --           --            --
0.95% Class B (d) ............................................   $ 106.56     $ 101.49            --
1.20% Class B (a) ............................................   $ 110.19     $ 105.21      $ 101.68
Net Assets (000's) ...........................................   $ 21,426     $  6,259            --
Investment Income Ratio Class A & B** ........................       5.20%        4.67%         4.77%
Number of units outstanding, end of period (000's) ...........        199           61            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       4.73%        3.47%         1.68%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       5.05%        5.79%         1.68%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --            --
0.90% Class B (b) ............................................   $ 104.17     $  98.44            --
0.95% Class B (d) ............................................   $  97.78     $  92.44            --
1.20% Class B (a) ............................................   $ 103.43     $  98.04      $ 100.60
1.34% Class B ................................................   $ 131.45     $ 124.76      $ 128.20
1.35% Class B (a) ............................................   $ 104.15     $  98.87      $ 101.60
1.45% Class B (a) ............................................   $ 102.80     $  97.68      $ 100.48
Net Assets (000's) ...........................................   $ 73,201     $ 82,771      $ 74,815
Investment Income Ratio Class B** ............................       0.93%        7.46%         2.19%
Number of units outstanding, end of period (000's) ...........        566          667           584
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       5.24%       (2.79)%        0.48%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       5.83%       (1.56)%        1.82%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --            --
0.90% Class B (c) ............................................   $ 119.32     $ 137.32            --
0.95% Class B (k) ............................................         --           --            --
1.20% Class B (k) ............................................         --           --            --
1.34% Class B (c) ............................................   $ 118.60     $ 137.09            --
1.35% Class B (c) ............................................   $ 118.59     $ 137.09            --
1.45% Class B (k) ............................................         --           --            --
Net Assets (000's) ...........................................   $  1,186     $    137            --

                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2002          2001          2000          1999      1998
                                                               ------------- ------------- ------------- ------------- -----
EQ/Putnam International Equity (Concluded)
------------------------------------------
Investment Income Ratio Class B** ............................       0.99%         0.72%        12.29%        13.23%    --
Number of units outstanding, end of period (000's) ...........      1,142            12            10             1     --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (17.85)%      (22.59)%      (13.49)%       37.09%    --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (15.83)%      (22.23)%      (13.11)%       37.32%    --

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  47.88            --            --            --     --
0.70% Class B (k) ............................................   $  55.04            --            --            --     --
0.90% Class B (c) ............................................   $  54.67      $  74.89      $ 100.04      $ 122.77     --
0.95% Class B (k) ............................................   $  54.57            --            --            --     --
1.20% Class B (k) ............................................   $  54.11            --            --            --     --
1.34% Class B (c) ............................................   $  53.85      $  74.11      $  99.44      $ 122.57     --
1.35% Class B (c) ............................................   $  53.83      $  74.09      $  99.43      $ 122.56     --
1.45% Class B (k) ............................................   $  72.13            --            --            --     --
Net Assets (000's) ...........................................   $  1,722      $    370      $    398      $    123     --
Investment Income Ratio Class B** ............................       0.22%           --          1.87%         3.76%    --
Number of units outstanding, end of period (000's) ...........         32             5             4             1     --
Total Return .................................................
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (27.41)%      (25.49)%      (18.87)%       22.56%    --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (25.82)%      (25.14)%      (18.51)%       22.77%    --

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  82.28            --            --            --     --
0.70% Class B (k) ............................................   $  82.10            --            --            --     --
0.90% Class B (k) ............................................   $  81.92            --            --            --     --
0.95% Class B (k) ............................................   $  81.88            --            --            --     --
1.20% Class B (k) ............................................   $  81.65            --            --            --     --
1.34% Class B (k) ............................................   $  81.53            --            --            --     --
1.35% Class B (k) ............................................   $  81.52            --            --            --     --
1.45% Class B (k) ............................................   $  81.43            --            --            --     --
Net Assets (000's) ...........................................      8,126            --            --            --     --
Investment Income Ratio Class B** ............................       1.01%           --            --            --     --
Number of units outstanding, end of period (000's) ...........         99            --            --            --     --
Total Return
 Lowest 1.45% ................................................     (21.16)%          --            --            --     --
 Highest 0.50% ...............................................     (20.43)%          --            --            --     --



                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated





----------
(a)  Units were made available for sale on July 13, 1998.

(b)  Units were made available for sale on January 30, 1999.

(c)  Units were made available for sale on August 30, 1999.

(d)  Units were made available for sale on October 6, 1999.

(e)  Units were made available for sale on May 22, 2000.

(f)  Units were made available for sale on September 22, 2000.

(g)  Units were made available for sale on October 22, 2001.

(h) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.

(i) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio for Alliance Investors occurred on May 18, 2001 (See Note 5).

(j) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note
     5).

(k)  Units were made available for sale on January 14, 2002.

(l) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002 (See Note 5).

(m) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002 (See Note 5).

(n) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(o) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(p) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45% and 1.49% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                     FSA-56

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

EQUI-VEST(R)
A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2003


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.


--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options"). Each of these contracts may not currently be available in all states.



--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond              o EQ/High Yield
o EQ/Alliance Intermediate Government    o EQ/J.P. Morgan Core Bond
  Securities                             o EQ/Money Market
o EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Premier VIP Health Care            o EQ/Calvert Socially Responsible
o AXA Premier VIP Large Cap Core         o EQ/Capital Guardian Research
  Equity                                 o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Growth       o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Value        o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap          o EQ/FI Mid Cap
  Growth                                 o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/Janus Large Cap Growth
o AXA Premier VIP Technology             o EQ/Lazard Small Cap Value
o EQ/Aggressive Stock                    o EQ/Marsico Focus
o EQ/Alliance Common Stock               o EQ/Mercury Basic Value Equity
o EQ/Alliance Growth and Income          o EQ/MFS Emerging Growth Companies
o EQ/Alliance Premier Growth             o EQ/MFS Investors Trust
o EQ/Alliance Small Cap Growth           o EQ/Putnam Growth & Income Value
o EQ/Alliance Technology                 o EQ/Putnam Voyager
o EQ/Bernstein Diversified Value         o EQ/Small Company Index
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity   o EQ/Emerging Markets Equity
o EQ/Alliance International              o EQ/Putnam International Equity
o EQ/Capital Guardian International
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o EQ/Balanced
--------------------------------------------------------------------------------



You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of either Class IA or IB/B shares of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date. Fixed maturity options may currently not be available in your state. Check with your financial professional regarding availability.

TYPES OF CONTRACTS. We offer different "series" of contracts for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.



A minimum contribution of $20 for IRAs or $1,000 for NQ is required to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2003 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                         X00474
                                                                Series 100 & 300

Contents of this prospectus


--------------------------------------------------------------------------------
EQUI-VEST(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
EQUI-VEST(R) at a glance -- key features                                     8

--------------------------------------------------------------------------------
FEE TABLE                                                                   10
--------------------------------------------------------------------------------

Example: EQUI-VEST(R) series 300 contracts                                  11
Example: EQUI-VEST(R) series 100 contracts                                  13
Condensed financial information                                             13




--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           14
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        14
Owner and annuitant requirements                                            16
How you can make your contributions                                         16
What are your investment options under the contract?                        16
Selecting your investment method                                            21
Allocating your contributions                                               22
Your right to cancel within a certain number of days                        22



--------------------------------------------------------------------------------

2. DETERMINING YOUR CONTRACT'S VALUE                                        23

--------------------------------------------------------------------------------
Your account value and cash value                                           23
Your contract's value in the variable investment options                    23
Your contract's value in the guaranteed interest option                     23

Your contract's value in the fixed maturity options                         23




--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
   OPTIONS                                                                  24
--------------------------------------------------------------------------------
Transferring your account value                                             24
Disruptive transfer activity                                                24
Automatic transfer options                                                  24
Investment simplifier                                                       24
Rebalancing your account value                                              25


----------------------
"We," "our" and "us" refer to Equitable Life.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.



2  Contents of this prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     26
--------------------------------------------------------------------------------
Withdrawing your account value                                              26
How withdrawals are taken from your account value                           26
Surrender of your contract to receive its cash value                        27
Termination                                                                 27
When to expect payments                                                     27
Your annuity payout options                                                 27



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     29
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         29
Charges under the contracts                                                 29
Charges that the Trusts deduct                                              31
Group or sponsored arrangements                                             31
Other distribution arrangements                                             32



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 33
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     33
How death benefit payment is made                                           33
Beneficiary continuation option under Series 100 and
     300 Traditional IRA and Roth IRA contracts                             33



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          35
--------------------------------------------------------------------------------
Overview                                                                    35
Buying a contract to fund a retirement arrangement                          35
Transfers among investment options                                          35
Taxation of nonqualified annuities                                          35
Individual retirement arrangements ("IRAs")                                 36
Roth individual retirement annuities ("Roth IRAs")                          42
Federal and state income tax withholding and
     information reporting                                                  47
Impact of taxes to Equitable Life                                           47



--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         48
--------------------------------------------------------------------------------
About Separate Account A                                                    48
About the Trusts                                                            48
About our fixed maturity options                                            48
About the general account                                                   49
About other methods of payment                                              49
Dates and prices at which contract events occur                             50
About your voting rights                                                    50
About legal proceedings                                                     51
About our independent accountants                                           51
Financial statements                                                        51
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                   51
Distribution of the contracts                                               51

--------------------------------------------------------------------------------
9. INVESTMENT PERFORMANCE                                                   52
--------------------------------------------------------------------------------
Communicating performance data                                              55




--------------------------------------------------------------------------------
10. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------

I -- Condensed financial information                                       A-1

II -- Market value adjustment example                                      B-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this prospectus.




                                         Page
   account value                           24
   annuitant                               14
   annuity payout options                  28
   beneficiary                             34
   business day                            51
   cash value                              24
   conduit IRA                             41
   contract date                            9
   contract date anniversary                9
   contract year                            9
   contributions                           14
   contributions to Roth IRAs              43
    regular contribution                   43
    rollovers and transfers                44
    conversion contributions               44
   contributions to traditional IRAs       38
    regular contributions                  38

    rollovers and transfers                38

   disruptive transfer activity            25
   EQAccess                                 6
   fixed maturity options                  20
   guaranteed interest option              20

                                         Page
   IRA                                  cover
   IRS                                     36
   investment options                      16
   market adjusted amount                  20
   market timing                           25
   market value adjustment                 20
   maturity value                          20
   NQ                                   cover
   portfolio                            cover
   processing office                        6
   rate to maturity                        20

   Required Beginning Date                 41

   Roth IRA                             cover
   SAI                                  cover
   SEC                                  cover
   TOPS                                     6
   traditional IRA                      cover
   Trusts                               cover
   unit                                    24
   unit investment trust                   49
   variable investment options             16

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



-------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
-------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
-------------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------
We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial Inc. (previously, The Equitable Companies Incorporated). AXA, a
French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                       Who is Equitable Life?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY REGULAR MAIL:
------------------------------------------------------
Equitable Life
EQUI-VEST(R)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459


------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS
 INDIVIDUALLY BY EXPRESS DELIVERY:
------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459


------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
------------------------------------------------------
Equitable Life
EQUI-VEST(R)
P.O. Box 2996
New York, NY 10116-2996



------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
------------------------------------------------------
Equitable Life
EQUI-VEST(R)
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094


------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY REGULAR MAIL:
------------------------------------------------------
Equitable Life
EQUI-VEST(R)
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463


------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY EXPRESS DELIVERY:
------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463



------------------------------------------------------
 REPORTS WE PROVIDE:
------------------------------------------------------
o   written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.


------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o the number of units you have in the variable investment options;

o   rates to maturity for fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option;

o elect the investment simplifier (not available through EQAccess);

o   change your TOPS personal identification number
    ("PIN") (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.AXAonline.com and clicking on EQAccess.
Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ


6  Who is Equitable Life?

reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).




--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impared clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.



--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------
You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)  conversion of your traditional IRA contract to a Roth IRA;

(2) cancellation of your Roth IRA contract and return to a traditional IRA contract;


(3)  election of the automatic investment program;

(4)  election of the investment simplifier;


(5)  election of the automatic deposit service;


(6)  election of the rebalancing program;


(7)  election of the required minimum distribution automatic withdrawal option;

(8)  election of beneficiary continuation option;


(9)  election of the principal assurance allocation; and

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers among investment options;

(4)  change of ownership; and

(5)  contract surrender and withdrawal requests.


TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  investment simplifier;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.


                                                       Who is Equitable Life?  7

EQUI-VEST(R) at a glance -- key features



----------------------------------------------------------------------------------------------------------------------------------
Professional investment      EQUI-VEST(R) variable investment options invest in different portfolios managed by professional
management                   investment advisers.
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest option   o Principal and interest guarantees
                             o Interest rates set periodically
----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o 10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10
                               (1 to 7 in Oregon) years.
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -----------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
----------------------------------------------------------------------------------------------------------------------------------
Tax advantages               o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                               contract                  payments.
                             o On transfers inside the   No tax on transfers among investment options.
                               contract
                             -----------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
----------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ:
                               --$1,000 (initial) or $50 (initial for payroll deduction); $50 (additional).
                             o Traditional IRA and Roth IRA:
                               --series 300 - $50 (initial and additional);
                               --series 100 - $20 (initial and additional).

                             A maximum contribution limitation of $1.5 million generally applies.
----------------------------------------------------------------------------------------------------------------------------------
Access to your money         o Lump sum withdrawals
                             o Several withdrawal options on a periodic basis
                             o Contract surrender
                             You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
----------------------------------------------------------------------------------------------------------------------------------
Payout options               o Fixed annuity payout options
                             o Variable annuity payout options
----------------------------------------------------------------------------------------------------------------------------------
Additional features          o Dollar-cost averaging by automatic transfers
                               -- Interest sweep option
                               -- Fixed-dollar option
                             o Automatic investment program
                             o Account value rebalancing (quarterly, semiannually, and annually)
                             o No charge on transfers among investment options
                             o Waiver of withdrawal charge under certain circumstances
                             o Minimum death benefit
----------------------------------------------------------------------------------------------------------------------------------


8 EQUI-VEST(R) at a glance -- key features

----------------------------------------------------------------------------------------------------------------------------------
Fees and charges        o    Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at current annual rates determined by contract series.
                             series 100: 1.34%; two options at 1.49%
                             series 300: 1.35%.

                        o    Annual administrative charge:*
                             series 100: $30 or 2% of the account value plus any amounts previously withdrawn during the contract year, if less.
                             series 300: $30 ($65 maximum) or, during the first two contract years, 2% of the account value plus any amounts previously withdrawn during the contract year if less; thereafter, $30.
                             * For individuals who own multiple contracts with combined account values of over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses" later in this prospectus.

                        o    Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an
                             IRA contract), or exchange (if your contract is exchanged for a contract issued by another insurance company):
                             series 100: None
                             series 300: $25 current ($65 maximum) per occurrence.

                        o    No sales charge deducted at the time you make contributions.

                        o    Series 300 and NQ contracts under series 100: we deduct a charge equal to 6% of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                        o    IRAs under series 100: -- 6% of the amount withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

                        o    There is no charge in any contract year in which the amount withdrawn does not exceed 10% of your account value at the time of your withdrawal request minus prior withdrawals in that contract year. Under certain circumstances the withdrawal charge will not apply. The circumstances are discussed in "Charges and expenses" later in this prospectus.

                        ---------------------------------------------------------------------------------------------------------
                        The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                        ---------------------------------------------------------------------------------------------------------
                        o    We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                        o    We deduct a $350 annuity administrative fee from amounts applied to a Variable Immediate
                             Annuity payout option.

                        o    Annual expenses of the Trusts portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from
                             0.25% to 1.20% annually, other expenses, and for Class IB/B shares, 12b-1 fees of 0.25%
                             annually.

                        o    Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at annual rates determined by contract series.
----------------------------------------------------------------------------------------------------------------------------------
 Annuitant issue ages   0-83
----------------------------------------------------------------------------------------------------------------------------------



THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.


                                      EQUI-VEST(R) at a glance -- key features 9

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.* Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions withdrawn or amounts withdrawn depending on the contract and series (deducted if you surren-
der your contract or make certain withdrawals).(1)                                         6.00%
Charge for third-party transfer or exchange                                                Series 100: None
                                                                                           Series 300: $65 maximum for each
                                                                                           occurrence; currently
                                                                                           $25 for each occurrence.
Charge if you elect a Variable Immediate Annuity payout option                             $350


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets

                                         EQ/Alliance Common Stock
                                          EQ/Money Market Options     All other Variable Investment Options
                                                Series 100               Series 100       Series 300
                                         ----------------------------    ----------       ------------
Maximum mortality and expense risk(2)               0.65%                 0.50%              1.10%
Maximum other expenses(3)                           0.84%                 0.84%              0.25%
                                                    ----                  ----               ----
Maximum total Separate Account A annual
expenses(4)                                         1.49%                 1.34%              1.35%


--------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
--------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:                                                       $65 ($30 current)(5)
--------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the invest-
ment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
--------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted              Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or           ------     -------
other expenses)(6)                                                                          0.32%      3.77%



Notes:

* Series 300 contracts are issued in Pennsylvania and Series 100 contracts are issued in Oregon.

(1) Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charge, please see "Withdrawal Charge" in "Charges and expenses," later in this prospectus.

(2)  A portion of this charge is for providing the death benefit.

(3) For the series 300 contracts we currently charge 0.24% for all the variable investment options except the EQ/Aggressive Stock, EQ/Common Stock and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% at our discretion). For series 100 contracts, this charge is for financial accounting and other administrative services relating to the contracts.



10 Fee table

(4) For series 100 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trusts fees when added together are not permitted to exceed an annual rate of 1.75% for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment options plus the Trust's annual expenses for 2002 would have been 1.89% for the EQ/Money Market option; 2.00% for the EQ/Alliance Common Stock option; 2.01% for the EQ/Aggressive Stock option; and 1.99% for the EQ/Balanced option.

(5) For series 300 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Some series 100 contracts are exempt from this charge.

(6) Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust portfolio and each AXA VIP Trust portfolio pays is used to reduce the portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:

     ------------------------------------------------------------------
     Total Annual Portfolio Operating Expenses
     for 2002 (expenses that are deducted from       Lowest     Highest
     portfolio assets including management           ------     -------
     fees, 12b-1 fees, service fees, and/or other     0.32%      1.85%
     expenses) after expense cap
     ------------------------------------------------------------------
     Total Annual Portfolio Operating Expenses
     for 2002 (expenses that are deducted from
     portfolio assets including management            0.32%      1.82%
     fees, 12b-1 fees, service fees, and/or other
     expenses) after expense cap and after a
     portion of the brokerage commissions that
     the portfolio pays is used to reduce the
     portfolio's expenses.
     ------------------------------------------------------------------


EXAMPLE: EQUI-VEST(R) SERIES 300 CONTRACTS

This example is intended to help you compare the cost of investing in each type of series 300 contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete descrip tion of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity Payout Option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a with drawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                    Fee table 11

If you surrender your contract at the end of the applicable time period:

          1 year       3 years      5 years        10 years
Lowest    $   739.56   $ 1,157.90   $ 1,571.86     $ 2,108.17
Highest   $ 1,082.02   $ 2,158.84   $ 3,226.11     $ 5,336.61


If you annuitize at the end of the applicable time period:

          1 year       3 years      5 years        10 years
Lowest    $ 532.41     $   914.80   $ 1,321.86     $ 2,458.17
Highest   $ 894.41     $ 1,976.00   $ 3,048.00     $ 5,686.61


If you do not surrender your contract at the end of the applicable time period:

          1 year       3 years      5 years        10 years
Lowest    $ 182.41     $   564.80   $   971.86     $ 2,108.17
Highest   $ 544.41     $ 1,626.00   $ 2,698.00     $ 5,336.61


12 Fee table

EXAMPLE: EQUI-VEST(R) SERIES 100 CONTRACTS

This example is intended to help you compare the cost of investing in any type of series 100 contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge and the charge if you elect a Variable Immediate Annuity Payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FOR IRA (TRADITIONAL IRA AND ROTH IRA CONTRACTS WHERE THE FREE WITHDRAWAL AMOUNT APPLIES AFTER THE THIRD CONTRACT YEAR):

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $   800.48   $ 1,220.81     $ 1,598.17     $ 2,466.53
Highest   $ 1,140.76   $ 2,215.26     $ 3,221.76     $ 5,587.35


FOR NQ CONTRACTS:

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $   738.57   $ 1,154.89     $ 1,566.47     $ 2,097.05
Highest   $ 1,081.02   $ 2,156.04     $ 3,221.76     $ 5,328.83


FOR NQ AND ALL IRA SERIES 100 CONTRACTS:

If you annuitize at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $ 531.36     $   911.61     $ 1,316.47     $ 2,447.05
Highest   $ 893.36     $ 1,973.04     $ 3,043.36     $ 5,678.83


If you do not surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $ 181.36     $   561.61     $   966.47     $ 2,097.05
Highest   $ 543.36     $ 1,623.04     $ 2,693.36     $ 5,328.83


CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options available as of December 31, 2002.

                                                                    Fee table 13

1. Contract features and benefits

--------------------------------------------------------------------------------
In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss two series of contracts: series 100 which is available only in Oregon, and series 300 which is available only in Pennsylvania. Once you have purchased a contract, you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number.


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type and series of contract purchased. The minimum contribution amount under our automatic investment program is $20 ($50 for series 300). We discuss the automatic investment program under "About other methods of payment" in "More information" later in this Prospectus. The following table summarizes our rules regarding contributions to your contract. Ages in the table refer to the age of the annuitant.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                         Minimum                   Source of                Limitations on contri-
 Contract type    Annuitant issue ages   contributions             contributions            butions
----------------------------------------------------------------------------------------------------------------------
 NQ              0-83                    o $1,000 (initial), $50   o After-tax money.          Not applicable.
                                           (additional) (both
                                           series)                 o Paid to us by check
                                                                     or transfer of con-
                                                                     tract value in a tax
                                                                     deferred exchange
                                                                     under Section 1035
                                                                     of the Internal Rev-
                                                                     enue Code.

                                                                   o Paid to us by an
                                                                     employer who
                                                                     establishes a pay-
                                                                     roll deduction
                                                                     program.
----------------------------------------------------------------------------------------------------------------------

14 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------------
                                            Minimum                  Source of                       Limitations on contri-
 Contract type     Annuitant issue ages   contributions              contributions                   butions
----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA   0-83                    o $20 (initial and addi-   o "Regular" traditional IRA     o Regular IRA contributions
                                            tional) (series 100)       contributions either            may not exceed $3,000
                                                                       made by you or paid to          for either 2003 or 2004.
                                          o $50 (initial and addi-     us by an employer who
                                            tional) (series 300)       establishes a payroll         o No regular IRA contribu-
                                                                       deduction program.              tions in the year you turn
                                                                                                       age 70-1/2 and thereafter.
                                                                     o Additional catch-up
                                                                       contributions.                o Rollover and direct trans-
                                                                                                       fer contributions after age
                                                                     o Eligible rollover distribu-     70-1/2 must be net of
                                                                       tions from TSA contracts        required minimum
                                                                       or other 403(b) arrange-        distributions.
                                                                       ments, qualified plans
                                                                       and governmental EDC          o Although we accept
                                                                       plans.                          rollover and direct trans-
                                                                                                       fer contributions under
                                                                     o Rollovers from another          the traditional IRA con-
                                                                       traditional individual          tracts, we intend that
                                                                       retirement arrangement.         these contracts be used
                                                                                                       for ongoing regular
                                                                     o Direct custodian-to-            contributions.
                                                                       custodian transfers from
                                                                       other traditional indi-       o Additional catch-up con-
                                                                       vidual retirement               tributions of up to $500
                                                                       arrangements.                   can be made for the cal-
                                                                                                       endar year 2003 or 2004
                                                                                                       where the owner is at
                                                                                                       least age 50 but under
                                                                                                       age 70-1/2 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribution
                                                                                                       is made.
----------------------------------------------------------------------------------------------------------------------------------
Roth IRA          0-83                    o $20 (initial and addi-   o Regular after-tax contri-     o Regular Roth IRA contri-
                                            tional) (series 100)       butions either made by          butions may not exceed
                                                                       you or paid to us by an         $3,000 for either 2003 or
                                          o $50 (initial and addi-     employer who estab-             2004.
                                            tional) (series 300)       lishes a payroll deduction
                                                                       program.                      o Contributions are subject
                                                                                                       to income limits and
                                                                     o Additional catch-up             other tax rules. See "Con-
                                                                       contributions.                  tributions to Roth IRAs"
                                                                                                       in "Tax information" later
                                                                     o Rollovers from another          in this prospectus.
                                                                       Roth IRA.
                                                                                                     o Additional catch-up con-
                                                                     o Conversion rollovers            tributions of up to $500
                                                                       from a traditional IRA.         can be made for the cal-
                                                                                                       endar year 2003 or 2004
                                                                     o Direct transfers from           if the owner is at least
                                                                       another Roth IRA.               age 50 at any time during
                                                                                                       the calendar year for
                                                                                                       which the contribution is
                                                                                                       made.
----------------------------------------------------------------------------------------------------------------------------------



See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.



                                               Contract features and benefits 15

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different than the owner. Under both types of IRA contracts, the owner and annuitant must be the same person.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


Additional contributions may also be made by wire transfer or our automatic investment program. The method of payment is discussed in detail under "About other methods of payment" in "More information" later in this prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers.


--------------------------------------------------------------------------------
You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.
--------------------------------------------------------------------------------

16  Contract features and benefits

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as EQUI-VEST(R). These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of a high current income and capital   o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk  o Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital                      o A I M Capital Management, Inc.
                                                                                     o Dresdner RCM Global Investors LLC
                                                                                     o Wellington Management Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital                      o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                  its Bernstein Investment Research and Manage-
                                                                                       ment Unit
                                                                                     o Bank of Ireland Asset Management
                                                                                       (U.S.) Limited
                                                                                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                      o Alliance Capital Management L.P., through its
 CORE EQUITY                                                                           Bernstein Investment Research and Manage-
                                                                                       ment Unit
                                                                                     o Janus Capital Management LLC
                                                                                     o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                      o Alliance Capital Management L.P.
 GROWTH                                                                              o Dresdner RCM Global Investors LLC
                                                                                     o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital                      o Alliance Capital Management L.P.
 VALUE                                                                               o MFS Investment Management
                                                                                     o Institutional Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                      o Alliance Capital Management L.P.
 CAP GROWTH                                                                          o Provident Investment Counsel, Inc.
                                                                                     o RS Investment Management, LP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                      o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                           o Wellington Management Company, LLP
                                                                                     o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    Seeks long-term growth of capital                      o Alliance Capital Management L.P.
                                                                                     o Dresdner RCM Global Investors LLC
                                                                                     o Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 17

----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                  Objective                                                     Adviser
----------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK            Seeks to achieve long-term growth of capital.                 o Alliance Capital Management L.P.
                                                                                             o MFS Investment Management
                                                                                             o Marsico Capital Management, LLC
                                                                                             o Provident Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK       Seeks to achieve long-term growth of capital.                 o Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND         Seeks to provide a high total return.                         o Alliance Capital Management L.P.
 INCOME
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE       Seeks to achieve high current income consistent with          o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES         relative stability of principal.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL      Seeks to achieve long-term growth of capital.                 o Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH     To achieve long-term growth of capital.                       o Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND       Seeks to achieve high current income consistent with          o Alliance Capital Management L.P.
                               moderate risk to capital.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP          Seeks to achieve long-term growth of capital.                 o Alliance Capital Management L.P.
 GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY         Seeks to achieve long-term growth of capital. Current         o Alliance Capital Management L.P.
                               income is incidental to the Portfolio's objective.
----------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                    Seeks to achieve a high return through both appreciation      o Alliance Capital Management L.P.
                               of capital and current income.                                o Capital Guardian Trust Company
                                                                                             o Mercury Advisors
                                                                                             o Jennison Associates LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE Seeks capital appreciation.                                   o Alliance Capital Management L.P.
                                                                                               through its Bernstein Investment
                                                                                               Research and Management Unit
----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                         o Calvert Asset Management Company Inc.
 RESPONSIBLE                                                                                   and Brown Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                       o Capital Guardian Trust Company
 INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                       o Capital Guardian Trust Company
 RESEARCH
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       To achieve long-term growth of capital.                       o Capital Guardian Trust Company
 EQUITY
----------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY     Seeks long-term capital appreciation.                         o Morgan Stanley Investment Management,
                                                                                               Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates        o Alliance Capital Management L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------------------------




18 Contract features and benefits

----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name              Objective                                                  Adviser
----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA          Seeks long-term capital growth.                            o Evergreen Investment Management
                                                                                         Company, LLC

----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP               Seeks long-term growth of capital.                         o Fidelity Management & Research Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE   Seeks long-term capital appreciation.                      o Fidelity Management & Research Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD               Seeks to achieve a high total return through a             o Alliance Capital Management L.P.
                            combination of current income and capital                  o Pacific Investment Management Company
                            appreciation.                                                LLC (PIMCO)
----------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND    Seeks to provide a high total return consistent            o J.P. Morgan Investment Management Inc.
                            with moderate risk of capital and maintenance
                            of liquidity.
----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH   Seeks long-term growth of capital.                         o Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE   Seeks capital appreciation.                                o Lazard Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS            Seeks long-term growth of capital.                         o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE      Seeks capital appreciation and secondarily, income.        o Mercury Advisors
  EQUITY
----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH      Seeks to provide long-term capital growth.                 o MFS Investment Management
  COMPANIES
----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with secondary           o MFS Investment Management
                            objective to seek reasonable current income.
----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income,            o Alliance Capital Management L.P.
                            preserve its assets and maintain liability.
----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME   Seeks capital growth. Current income is a secondary        o Putnam Investment Management, LLC
  VALUE                     objective.
----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL     Seeks capital appreciation.                                o Putnam Investment Management, LLC
  EQUITY
----------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER           Seeks long-term growth of capital and any increased        o Putnam Investment Management, LLC
                            income that results from this growth.
----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before          o Alliance Capital Management L.P.
                            the deduction of Portfolio expenses) the total
                            return of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this prospectus.


                                               Contract features and benefits 19

GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made.

Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


Generally, the minimum yearly guaranteed interest rate is 3% for 2003 (except for Series 100 NQ contracts where the minimum is 4%). The yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. Current interest rates will never be less than the yearly guaranteed interest rate.



FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years (one to seven in Oregon). You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized Separate Account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are only available in states where approved. Your financial professional can provide your state's approval status.


--------------------------------------------------------------------------------

Fixed maturity options generally range from one to ten years to maturity.

--------------------------------------------------------------------------------


The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2004 through 2013. Not all fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 (7 in Oregon) fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o  the rate to maturity is 3%; or

o  the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the fixed maturity option that will mature next (or another investment option if we are required to do so by any state regulation). As of February 14, 2003, the next available maturity date was June 15, 2008 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it


20  Contract features and benefits
is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.



SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

o TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.



--------------------------------------------------------------------------------
                                Investment Options
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
o Guaranteed Interest Option
--------------------------------------------------------------------------------
 Domestic stocks                          International stocks
--------------------------------------------------------------------------------
o AXA Premier VIP Health Care           o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core        o EQ/Alliance International
  Equity                                o EQ/Capital Guardian International
o AXA Premier VIP Large Cap Growth      o EQ/Emerging Markets Equity
o AXA Premier VIP Large Cap Value       o EQ/Putnam International Equity
o AXA Premier VIP Small/Mid Cap
  Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o EQ/Aggressive Stock
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Premier Growth
o EQ/Alliance Small Cap Growth
o EQ/Alliance Technology
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Putnam Growth & Income Value
o EQ/Putnam Voyager
o EQ/Small Company Index
--------------------------------------------------------------------------------
  Balanced/hybrid
--------------------------------------------------------------------------------
o EQ/Balanced
--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond             o EQ/High Yield
o EQ/Alliance Intermediate Government   o EQ/J.P. Morgan Core Bond
  Securities                            o EQ/Money Market
o EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
Fixed maturity options
--------------------------------------------------------------------------------
The fixed maturity options are only available in states where approved. Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."



                                              Contract features and benefits  21

ALLOCATING YOUR CONTRIBUTIONS


Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value," later in this prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.


Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully or partially convert an existing traditional IRA contract to a Roth IRA, you may cancel your Roth IRA contract and return to a Traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA Re-Characterization Form."



22  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE


Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

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Units measure your value in each variable investment option.
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The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)     increased to reflect additional contributions;

(ii)    decreased to reflect a withdrawal (plus applicable withdrawal charges);
        or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.


                                           Determining your contract's value  23

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.


o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.


o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
  (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options.


You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the EQUI-VEST(R) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


AUTOMATIC TRANSFER OPTIONS


INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other but not both.

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the


24 Transferring your money among investment options date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier option will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.


REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial advisor before electing the program.
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You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment options. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or in the fixed maturity options.

If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested. The rebalancing program will then remain in effect unless you request in writing that it be cancelled.

You may change your allocation instructions or cancel the program at any time.


                            Transferring your money among investment options  25

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE


You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.





--------------------------------------------------------------
                             Method of Withdrawal
--------------------------------------------------------------
                                                    Minimum
 Contract             Lump sum      Systematic   distribution
--------------------------------------------------------------
NQ                     Yes            Yes             No
traditional IRA        Yes            Yes            Yes
Roth IRA               Yes            Yes             No
--------------------------------------------------------------


LUMP SUM WITHDRAWALS
(All contracts)

You may take lump sum withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves your account value less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.


Lump sum withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.)



SYSTEMATIC WITHDRAWALS
(All contracts)


If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.


You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3)  you may specify a dollar amount from only one variable investment option.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.


LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS


(Traditional IRA contracts -- See "Tax information" later in this prospectus)

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2 and have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our required minimum distribution automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.


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We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).

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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s). A market value adjustment will apply if withdrawals are taken from the fixed maturity options.



AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.


26  Accessing your money

Under this service, we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an EQUI-VEST(R) NQ or Roth IRA or an EQUI-VEST(R) Express (if available in your state) NQ or Roth IRA contract, according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information -- Roth IRAs" later in this prospectus.



DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you live, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.


SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.



TERMINATION

We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a lump sum withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.


ANNUITY PAYOUT OPTIONS



--------------------------------------------------------------------------------
Fixed annuity payout options           o Life annuity
                                       o Life annuity with period certain
                                       o Life annuity with refund certain
                                       o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout      o Life annuity (not available in
   options                               New York)
                                       o Life annuity with period certain
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.


o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the



                                                        Accessing your money  27
   contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.


We also make the variable annuity payout options available to owners of our single premium deferred annuity ("SPDA") contract and certain other combination fixed and variable annuity contracts. We may offer other payout options not outlined here. Your financial professional can provide details.


SELECTING AN ANNUITY PAYOUT OPTION


When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.


Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers among the variable investment options if a variable annuity is selected.


The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;


(2) the type of annuity chosen, and whether it is fixed or variable;


(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


28  Accessing your money

5. Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year an annual administrative charge, if applicable

o Charge for third-party transfer or exchange (series 300 only)

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.


The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:


o 1.10% (maximum) in each variable investment option under series 300 contracts.

o 0.65% (maximum) under series 100 contracts in the EQ/Money Market and EQ/Alliance Common Stock options.

o 0.50% (maximum) under series 100 contracts for all other variable investment options.



CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i) under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts;


(ii) under series 300 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options other than the EQ/Money Market, EQ/Alliance Common Stock and EQ/Aggressive Stock options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.



MAXIMUM TOTAL CHARGES


Under series 100 contracts for the EQ/Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options, the combined amount of the Separate Account A charges to these variable investment options and EQ Advisors Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

Total Separate Account A annual expenses of the variable investment options (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300 and (ii) 1.49% for series 100 for the EQ/Alliance Common Stock and EQ/Money Market options; and (iii) for series 100, an annual rate of 1.34% for all the other options not listed in
(ii).



ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata por-



                                                        Charges and expenses  29
tion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.


Under series 100, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.


We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.



CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options with the earliest maturities first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.


o For series 100 NQ contracts and all series 300 contracts

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years measured from the date of the withdrawal. In the case of surrenders, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed (cash value), or (ii) the free withdrawal amount plus 94% of the remaining account value.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus.

o For series 100 Traditional IRA and Roth IRA


The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

---------------------------------------------
 Contract Year(s)             Charge
---------------------------------------------
   1 through 5                  6%*
   6 through 8                  5
        9                       4
       10                       3
       11                       2
       12                       1
  13 and later                  0
---------------------------------------------

* This percentage may be reduced at older ages for certain contracts. Your Equitable associate can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.


We reserve the right to reduce or waive the withdrawal charge including transfers to a Traditional IRA and Roth IRA from another EQUI-VEST(R) contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.



WHEN WITHDRAWAL CHARGES DO NOT APPLY

o 10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

o For series 100 contracts

(i)   For NQ contracts, the withdrawal charge does not apply if:


30  Charges and expenses

o  the annuitant dies and a death benefit is payable to the beneficiary; or

o we receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.


(ii)  For a Traditional IRA and Roth IRA:


o The 10% free withdrawal amount described above will be available after the third contract year; or

o  after five contract years and the annuitant is at least age 59-1/2; or

o if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59-1/2 and allows no prepayment; or

o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

o if the amount withdrawn is applied to the election of a life contingent annuity payout option.

o  For series 300 contracts

(i)  Death or purchase of annuity. The withdrawal charge does not apply if:

o  the annuitant dies and a death benefit is payable to the beneficiary; or

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(ii) Disability, terminal illness, or confinement to nursing home. The withdrawal charge also does not apply if:

(a) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(b) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(c) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

  -- its main function is to provide skilled, intermediate, or custodial nursing care;

  -- it provides continuous room and board to three or more persons;

  -- it is supervised by a registered nurse or licensed practical nurse;

  -- it keeps daily medical records of each patient;

  -- it controls and records all medications dispensed; and

  -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


(iii) For Traditional IRA and Roth IRA contracts the withdrawal charge also does not apply:


o after six contract years if the annuitant is at least age 59-1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.



VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of up to $350 from the amount to be applied to the Variable Immediate Annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o Investment advisory fees ranging from 0.25% to 1.20%.

o 12b-1 fees of 0.25% for Class IB/B shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for the Trusts following this prospectus.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group


                                                        Charges and expenses  31
arrangements are not available for Traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.


32  Charges and expenses

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.



DEATH BENEFIT

The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply.



EFFECT OF THE ANNUITANT'S DEATH


If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under "Successor owner and annuitant". Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT: TRADITIONAL IRA, NQ AND ROTH IRA CONTRACTS FOR BOTH SERIES. If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 100 NQ and all series 300, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions after the original owner's death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the Equitable Life Access Account(TM), an interest bearing account with check writing privileges. The Equitable Life Access Account(TM) is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.


BENEFICIARY CONTINUATION OPTION UNDER SERIES 100 AND 300 TRADITIONAL IRA AND ROTH IRA

Upon your death under a traditional IRA or Roth IRA contract, your beneficiary may generally elect to keep the contract in your name and



                                                    Payment of death benefit  33
receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.


o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.


o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o The minimum death benefit provision will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.


o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of the beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.



34  Payment of death benefit

7. Tax information

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OVERVIEW


In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an IRA annuity contract such as this one, or an IRA or other qualified account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.


                                                             Tax information  35

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the EQUI-VEST(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the EQUI-VEST(R) NQ contract.

A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-free basis. Special forms, agreements between carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH


For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.



EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified deferred annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We cannot provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the Separate Account A for tax purposes.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and


36  Tax information
individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o "Traditional IRAs," typically funded on a pre-tax basis including SEP-IRAs and SIMPLE IRAs, issued and funded in connection with employer-sponsored retirement plans; and


o Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS web site (www.irs.gov).


Equitable Life designs its traditional IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form.

We have not submitted to the IRS requests for opinion letters to approve the respective forms of the Series 100 and 300 EQUI-VEST(R) traditional and Roth IRA contracts for use as traditional and Roth IRA contracts. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.


CANCELLATION

You can cancel any version of the EQUI-VEST(R) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES
(TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:


o regular contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for taxable year 2003. This amount stays the same for 2004. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70-1/2 or any taxable year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $500 to your traditional IRA. This amount is the same for both taxable years 2003 and 2004.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for taxable year 2003 to any combination of traditional IRAs and Roth IRAs. This amount stays the same for 2004. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions". That is, for each of



                                                             Tax information  37
taxable years 2003 and 2004, your fully deductible contribution can be up to $3,000, or if less, your earned income. (The dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions.)


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $40,000 and $50,000 in 2003 and AGI between $45,000 and $55,000 in 2004. In 2005 the deduction will phase out for AGI between $50,000 and $60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $60,000 and $70,000 in 2003 and AGI between $65,000 and $75,000 in 2004. This range will increase every year until 2007 when the deduction will phase out for AGI between $80,000 and $100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution for 2003, for example, you determine AGI and subtract $40,000 if you are single, or $60,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:



 ($10,000-excess AGI)     times   $3,000 (or earned    Equals   the adjusted
 --------------------       x     income, if less,        =     deductible
  divided by $10,000                 or $3,500,                 contribution
                                   if applicable)               limit


ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as a traditional IRA or Roth IRA.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $3,000 per person limit for the applicable tax year (2003 or 2004). The dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.


ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;


o governmental 457(b) plans, also referred to as "governmental EDC plans";



38  Tax information

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
  and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.


There are two ways to do rollovers:

o Do it yourself
  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental 457(b) plan are eligible rollover distributions, unless the distribution is:

o "required minimum distributions" after age 70-1/2 or retirement; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o a hardship withdrawal; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.



ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS


Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan.



ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:


o regular contributions of more than $3,000 for the applicable taxable year, 2003 or 2004, (or $3,500 if you are age 50-70-1/2); or

o regular contributions of more than earned income for the year, if that amount is $3,000 for the applicable taxable year, 2003 or 2004, (or $3,500 if you are age 50-70-1/2); or


o regular contributions to a traditional IRA made after you reach age 70-1/2; or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings


                                                             Tax information  39
that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.


Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:


o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types its accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your tax adviser concerning applicability of these complex rules to your situation.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the


40  Tax information
delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."



Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. We will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an



                                                             Tax information  41
individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")


This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.



CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. Generally, $3,000 is the maximum amount that you can contribute to all IRAs (including Roth IRAs) for taxable year 2003. This amount stays the same for 2004. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totalling up to $500 can be made for the taxable year. This amount is the same for both taxable years 2003 and 2004.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or,


42  Tax information

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as Traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


ROLLOVERS AND DIRECT TRANSFERS


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

You may make rollover contributions to a Roth IRA from only two sources:

o another Roth IRA ("tax-free rollover contribution"); or


o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").


You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.


The difference between a rollover transaction and a direct transfer transaction is the following. In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).


You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular IRA contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be


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treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).


To recharacterize a contribution you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.


You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in certain cases to distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:

o Rollovers from a Roth IRA to another Roth IRA;

o Direct transfers from a Roth IRA to another Roth IRA;

o Qualified distributions from Roth IRA; and

o Return of excess contributions or amounts recharacterized to a traditional
  IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


o you are age 59-1/2 or older; or


o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).


You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).


NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the both qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain--with any custodian or issuer-- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


44  Tax information

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2003 and the conversion contribution is made in 2004, the conversion contribution is treated as contributed prior to the other conversion contributions made in 2004.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.


Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?"


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS

Generally, the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.


ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 3% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 contracts. In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The 3% guaranteed interest rate is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.


                                                             Tax information  45

                                    TABLE I
                         ACCOUNT VALUES AND CASH VALUES
                  (assuming $1,000 contributions made annually
                     at the beginning of the contract year)

---------------------------------------------------------
                3% Minimum Guarantee
---------------------------------------------------------
   Contract        Account              Cash
   Year End         Value              Value
---------------------------------------------------------
       1        $   1,009.40        $     954.89
       2        $   2,039.68        $   1,929.54
       3        $   3,100.87        $   2,933.43
       4        $   4,193.90        $   3,967.43
       5        $   5,319.72        $   5,032.45
       6        $   6,479.31        $   6,129.42
       7        $   7,673.69        $   7,313.69
       8        $   8,903.90        $   8,543.90
       9        $  10,171.01        $   9,811.01
       10       $  11,476.14        $  11,116.14
       11       $  12,820.43        $  12,460.43
       12       $  14,205.04        $  13,845.04
       13       $  15,631.19        $  15,271.19
       14       $  17,100.13        $  16,740.13
       15       $  18,613.13        $  18,253.13
       16       $  20,201.53        $  19,841.53
       17       $  21,837.57        $  21,477.57
       18       $  23,522.70        $  23,162.70
       19       $  25,258.38        $  24,898.38
       20       $  27,046.13        $  26,686.13
       21       $  28,887.52        $  28,527.52
       22       $  30,784.14        $  30,424.14
       23       $  32,737.67        $  32,377.67
       24       $  34,749.80        $  34,389.80
       25       $  36,822.29        $  36,462.29
---------------------------------------------------------

---------------------------------------------------------
                3% Minimum Guarantee
---------------------------------------------------------
    Contract       Account              Cash
    Year End        Value              Value
---------------------------------------------------------
       26       $  38,956.96        $  38,596.96
       27       $  41,155.67        $  40,795.67
       28       $  43,420.34        $  43,060.34
       29       $  45,752.95        $  45,392.95
       30       $  48,155.53        $  47,795.53
       31       $  50,630.20        $  50,270.20
       32       $  53,179.11        $  52,819.11
       33       $  55,804.48        $  55,444.48
       34       $  58,508.61        $  58,148.61
       35       $  61,293.87        $  60,933.87
       36       $  64,162.69        $  63,802.69
       37       $  67,117.57        $  66,757.57
       38       $  70,161.10        $  69,801.10
       39       $  73,295.93        $  72,935.93
       40       $  76,524.81        $  76,164.81
       41       $  79,850.55        $  79,490.55
       42       $  83,276.07        $  82,916.07
       43       $  86,804.35        $  86,444.35
       44       $  90,438.48        $  90,078.48
       45       $  94,181.64        $  93,821.64
       46       $  98,037.08        $  97,677.08
       47       $ 102,008.20        $ 101,648.20
       48       $ 106,098.44        $ 105,738.44
       49       $ 110,311.40        $ 109,951.40
       50       $ 114,650.74        $ 114,290.74
---------------------------------------------------------

                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
                 (assuming a single contribution of $1,000 and
                            no further contribution)

---------------------------------------------------------
               3% Minimum Guarantee
---------------------------------------------------------
   Contract       Account            Cash
   Year End        Value            Value
---------------------------------------------------------
       1        $ 1,009.40       $   954.89
       2        $ 1,018.89       $   963.87
       3        $ 1,019.46       $   964.40
       4        $ 1,020.04       $   964.96
       5        $ 1,020.64       $   965.53
       6        $ 1,021.26       $   966.11
       7        $ 1,021.90       $ 1,021.90
       8        $ 1,022.55       $ 1,022.55
       9        $ 1,023.23       $ 1,023.23
       10       $ 1,023.93       $ 1,023.93
       11       $ 1,024.65       $ 1,024.65
       12       $ 1,025.38       $ 1,025.38
       13       $ 1,026.15       $ 1,026.15
       14       $ 1,026.93       $ 1,026.93
       15       $ 1,027.74       $ 1,027.74
       16       $ 1,028.57       $ 1,028.57
       17       $ 1,029.43       $ 1,029.43
       18       $ 1,030.31       $ 1,030.31
       19       $ 1,031.22       $ 1,031.22
       20       $ 1,032.16       $ 1,032.16
       21       $ 1,033.12       $ 1,033.12
       22       $ 1,034.11       $ 1,034.11
       23       $ 1,035.14       $ 1,035.14
       24       $ 1,036.19       $ 1,036.19
       25       $ 1,037.28       $ 1,037.28
---------------------------------------------------------

---------------------------------------------------------
               3% Minimum Guarantee
---------------------------------------------------------
   Contract       Account           Cash
   Year End        Value           Value
---------------------------------------------------------
       26       $ 1,038.40       $ 1,038.40
       27       $ 1,039.55       $ 1,039.55
       28       $ 1,040.73       $ 1,040.73
       29       $ 1,041.96       $ 1,041.96
       30       $ 1,043.22       $ 1,043.22
       31       $ 1,044.51       $ 1,044.51
       32       $ 1,045.85       $ 1,045.85
       33       $ 1,047.22       $ 1,047.22
       34       $ 1,048.64       $ 1,048.64
       35       $ 1,050.10       $ 1,050.10
       36       $ 1,051.60       $ 1,051.60
       37       $ 1,053.15       $ 1,053.15
       38       $ 1,054.74       $ 1,054.74
       39       $ 1,056.39       $ 1,056.39
       40       $ 1,058.08       $ 1,058.08
       41       $ 1,059.82       $ 1,059.82
       42       $ 1,061.61       $ 1,061.61
       43       $ 1,063.46       $ 1,063.46
       44       $ 1,065.37       $ 1,065.37
       45       $ 1,067.33       $ 1,067.33
       46       $ 1,069.35       $ 1,069.35
       47       $ 1,071.43       $ 1,071.43
       48       $ 1,073.57       $ 1,073.57
       49       $ 1,075.78       $ 1,075.78
       50       $ 1,078.05       $ 1,078.05
---------------------------------------------------------

46  Tax information

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional
  IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,840 in periodic annuity payments in 2003 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  47

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A or Class IB/B shares, respectively, issued by the corresponding portfolios of either Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

EQ Advisors Trust commenced operations on May 1, 1997. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares and other aspects of its operations, appear in the prospectuses for each Trust, which are attached at the end of this prospectus or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS
RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.


The rates to maturity for new allocations as of February 14, 2003 and the related price per $100 of maturity value were as shown below.



---------------------------------------------------------
   Fixed Maturity
    Options with
     June 15th           Rate to            Price
  Maturity Date of    Maturity as of     Per $100 of
   Maturity Year    February 14, 2003   Maturity Value
---------------------------------------------------------
        2003         3.00%**           $ 99.02
        2004         3.00%**           $ 96.13
        2005         3.00%**           $ 93.33
        2006         3.00%**           $ 90.61
        2007         3.00%**           $ 87.98
        2008         3.35%             $ 83.87
        2009         3.70%             $ 79.43
        2010*        4.00%             $ 74.99
        2011*        4.25%             $ 70.68
        2012*        4.45%             $ 66.59
---------------------------------------------------------


* Not available in Oregon.


** Since these rates to maturity were 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.


48  More information

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this prospectus for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be require to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT



AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA AND ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Traditional IRA and Roth IRA contracts on a monthly basis. For all forms of IRAs, your con-



                                                            More information  49
tributions are subject to the limits and conditions on contributions described in "Tax information" earlier in this prospectus.


AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20 (or $50 for Series 300 contracts). You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.


WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS


o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.


o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.



ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees; or

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages


50  More information
because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2002 and 2001, and for the three years ended December 31, 2002, incorporated in this prospectus by reference to the 2002 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING


You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA and Roth IRA contract to another similar arrangement.



DISTRIBUTION OF THE CONTRACTS

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors, and its affiliates who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.


                                                            More information  51

9. Investment performance

--------------------------------------------------------------------------------

The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


The table takes into account all fees and charges under the contract including the withdrawal charge and annual administrative charge but does not reflect the charges designed to approximate certain taxes that may be imposed on us such as premium taxes in your state, or the annuity administrative fee, if applicable. The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of the table of $0.684 per $1,000.


The results shown under "Length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "Length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available. Since charges under the contracts vary, we have assumed, for each charge, the highest that might apply.


For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. The results shown for the EQ/Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH PERFORMANCE ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


52  Investment performance

                                     TABLE
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002:




                                                               Length of option period
                                                     --------------------------------------------
                                                                                   Since option
             Variable Investment options               1 Year        5 Years       inception+*
-------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --              --
-------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                              --             --              --
-------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity                     --             --              --
-------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity                    --             --              --
-------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                         --             --              --
-------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                          --             --              --
-------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth                     --             --              --
-------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value                      --             --              --
-------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                               --             --              --
-------------------------------------------------------------------------------------------------
EQ/Aggressive Stock ***                              (35.12)%       (14.28)%          6.69%
-------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock ***                         (39.53)%       ( 6.28)%         10.45%
-------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income ***                    (27.59)%         1.57%           7.95%
-------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities ***     1.94%          4.38%           4.83%
-------------------------------------------------------------------------------------------------
EQ/Alliance International ***                        (16.58)%       ( 6.75)%        ( 3.45)%
-------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                           (37.54)%           --          (22.66)%
-------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond ***                           1.03%          4.39%           4.84%
-------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                         (36.48)%       ( 5.93)%        ( 2.98)%
-------------------------------------------------------------------------------------------------
EQ/Alliance Technology                               (47.06)%           --          (38.13)%
-------------------------------------------------------------------------------------------------
EQ/Balanced ***                                      (19.17)%         0.91%           7.18%
-------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                       (20.28)%           --          ( 7.57)%
-------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                      (32.91)%           --          (15.44)%
-------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                    (21.65)%           --          (13.25)%
-------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                         (31.15)%           --          ( 8.21)%
-------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                      (30.16)%           --          ( 9.71)%
-------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                           (12.64)%       ( 8.04)%        (11.71)%
-------------------------------------------------------------------------------------------------
EQ/Equity 500 Index ***                              (28.72)%       ( 3.51)%          7.60%
-------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                   (30.51)%           --          (18.07)%
-------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                        (25.03)%           --          (17.89)%
-------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                            (21.31)%       ( 5.80)%        ( 3.29)%
-------------------------------------------------------------------------------------------------
EQ/High Yield ***                                    ( 9.48)%       ( 6.58)%          1.96%
-------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                                 --             --              --
-------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                            (36.72)%           --          (33.73)%
-------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                            (20.47)%           --            2.43%
-------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                     (18.21)%           --          (12.16)%
-------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                        (23.24)%         3.06%           4.29%
-------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                     (40.67)%       ( 6.58)%        ( 3.86)%
-------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                               (27.53)%           --          (13.66)%
-------------------------------------------------------------------------------------------------
EQ/Money Market ***                                  ( 5.35)%         1.90%           5.07%
-------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                      (25.61)%       ( 4.82)%        ( 2.59)%
-------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                       (23.22)%       ( 0.58)%        (10.36)%
-------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                    (32.81)%       ( 6.78)%        (19.37)%
-------------------------------------------------------------------------------------------------
EQ/Small Company Index                                   --             --              --
-------------------------------------------------------------------------------------------------

                                                                    Length of portfolio period
                                                     ----------------------------------------------------------
                                                                                                     Since
                                                                                                   portfolio
             Variable Investment options                 3 Years        5 Years       10 Years    inception+**
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                                --             --            --            1.27%
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                              --             --            --          (26.49)%
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity                     --             --            --          (27.40)%
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity                    --             --            --          (29.04)%
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                         --             --            --          (37.60)%
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                          --             --            --          (26.39)%
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth                     --             --            --          (43.47)%
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value                      --             --            --          (31.77)%
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                               --             --            --          (48.84)%
---------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock ***                              (26.86)%       (14.28)%       (0.50)%          6.69%
---------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock ***                         (24.02)%        (6.28)%        6.39%           9.01%
---------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income ***                     (8.77)%         1.57%           --            7.65%
---------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities ***     5.62%          4.38%         4.69%           5.37%
---------------------------------------------------------------------------------------------------------------
EQ/Alliance International ***                        (22.93)%        (6.75)%          --           (2.59)%
---------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                           (29.21)%           --            --          (20.64)%
---------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond ***                           6.13%          4.39%           --            4.64%
---------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                         (15.18)%        (5.93)%          --           (1.07)%
---------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                                   --             --            --          (36.33)%
---------------------------------------------------------------------------------------------------------------
EQ/Balanced ***                                       (8.81)%         0.91%         4.90%           7.18%
---------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                        (7.86)%           --            --           (0.98)%
---------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                      (19.11)%           --            --          (15.44)%
---------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                    (22.41)%           --            --          (10.19)%
---------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                         (11.43)%           --            --           (7.84)%
---------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                      (11.70)%           --            --           (8.95)%
---------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                           (22.92)%        (8.04)%          --          (11.71)%
---------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index ***                              (18.61)%        (3.51)%          --            7.25%
---------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                   (21.75)%           --            --          (14.98)%
---------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                            --             --            --          (17.89)%
---------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                             (5.65)%        (5.80)%          --           (2.08)%
---------------------------------------------------------------------------------------------------------------
EQ/High Yield ***                                     (6.95)%        (6.58)%        3.91%           5.34%
---------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                               6.59%            --            --            4.84%
---------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                                --             --            --          (33.73)%
---------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                              3.20%            --            --            0.08%
---------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                         --             --            --           (4.93)%
---------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                         (3.86)%         3.06%           --            5.57%
---------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                     (34.41)%        (6.58)%          --           (2.30)%
---------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                               (16.74)%           --            --          (11.17)%
---------------------------------------------------------------------------------------------------------------
EQ/Money Market ***                                    0.63%          1.90%         2.85%           5.07%
---------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                      (10.47)%        (4.82)%          --           (1.65)%
---------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                       (20.85)%        (0.58)%          --            0.90%
---------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                    (27.28)%        (6.78)%          --           (2.39)%
---------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                               (11.48)%           --            --           (4.26)%
---------------------------------------------------------------------------------------------------------------



  Unannualized (including Since Inception values if time Since Inception is less than one year).

  * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Money Market (7/31/81); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Growth and Income, EQ/Alliance Quality Bond and EQ/High Yield (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, and EQ/FI Small/ Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, and EQ/Putnam Voyager (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth, and EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (10/ 22/01); AXA Premier VIP Large Cap Growth, AXA Premier VIP
    Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP


                                                       Investment performance 53

    Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/J.P. Morgan Core Bond and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

 ** The portfolio inception dates are: EQ/Aggressive Stock and EQ/Balanced
    (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Growth and Income (10/1/93); EQ/High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research, and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, and EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Health Care, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** The inception dates for the footnoted portfolios are for portfolios of The
    Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.



54 Investment performance

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's
Morningstar's Variable Annuity Sourcebook
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser
Investment Management Weekly
Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune
--------------------------------------------------------------------


From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and or any withdrawal or charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.


Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST(R) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the EQ/Alliance Quality Bond and EQ/High Yield options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the annual administrative charge, and any charges for state premium and other applicable taxes. For more information, see "EQ/ Money Market option yield information" and "Other yield information" in the SAI.


                                                      Investment performance  55

10. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


Equitable Life's annual report on Form 10-K for the year ended December 31, 2002, is considered to be a part of this prospectus because it is incorporated by reference.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).


56  Incorporation of certain documents by reference

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


SERIES 300 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                          --------------------------------------------------------------
                                             1994         1995         1996         1997         1998
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core
 Equity
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap
 Growth
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                   --           --           --           --           --
  Number of units outstanding (000's)          --           --           --           --           --
--------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                              $ 95.45     $ 123.95     $ 149.41     $ 163.33     $ 161.59
  Number of units outstanding (000's)         664        1,310        2,468        3,226        3,342
--------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                              $ 97.03     $ 126.78     $ 155.42     $ 198.12     $ 252.88
  Number of units outstanding (000's)         948        1,989        3,457        4,765        5,808
--------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                              $ 98.86     $ 121.02     $ 143.37     $ 179.30     $ 213.81
  Number of units outstanding (000's)         210          498          975        1,800        2,475
--------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
 Securities
  Unit value                              $ 98.19     $ 109.80     $ 112.40     $ 118.98     $ 126.48
  Number of units outstanding (000's)          32           89          146          202          314
--------------------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                   --     $ 104.15     $ 112.83     $ 107.92     $ 117.72
  Number of units outstanding (000's)          --          141          763          968          971
--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                 For the years ending December 31,
                                          ------------------------------------------------
                                             1999         2000         2001         2002
------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                    --           --           --     $ 106.73
  Number of units outstanding (000's)           --           --           --          264
------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                    --           --           --     $  78.98
  Number of units outstanding (000's)           --           --           --          101
------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                    --           --           --     $  78.07
  Number of units outstanding (000's)           --           --           --           82
------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core
 Equity
  Unit value                                    --           --           --     $  76.43
  Number of units outstanding (000's)           --           --           --           91
------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                    --           --           --     $  67.87
  Number of units outstanding (000's)           --           --           --          138
------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                    --           --           --     $  79.08
  Number of units outstanding (000's)           --           --           --          127
------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap
 Growth
  Unit value                                    --           --           --     $  62.00
  Number of units outstanding (000's)           --           --           --          211
------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                    --           --           --     $  73.70
  Number of units outstanding (000's)           --           --           --          214
------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                    --           --           --     $  56.63
  Number of units outstanding (000's)           --           --           --           53
------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                              $ 189.44     $ 162.34     $ 120.13     $  84.51
  Number of units outstanding (000's)        2,980        2,607        2,242        1,841
------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                              $ 312.31     $ 264.88     $ 233.80     $ 154.15
  Number of units outstanding (000's)        6,502        6,233        5,579        4,418
------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                              $ 250.31     $ 269.09     $ 262.05     $ 204.07
  Number of units outstanding (000's)        3,095        3,352        3,789        3,455
------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
 Securities
  Unit value                              $ 124.96     $ 134.60     $ 143.62     $ 154.25
  Number of units outstanding (000's)          360          309          587          915
------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                              $ 160.04     $ 121.54     $  92.48     $  82.20
  Number of units outstanding (000's)          926        1,028          945        5,013
------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information  A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



------------------------------------------------------------------------------------------
                                                 For the years ending December 31,
                                          ------------------------------------------------
                                            1994         1995         1996         1997
------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                             $  93.87     $ 108.38     $ 112.65     $ 121.30
  Number of units outstanding (000's)          53          135          196          283
------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                   --           --           --     $ 125.55
  Number of units outstanding (000's)          --           --           --          488
------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit value                             $  91.64     $ 108.26     $ 119.26     $ 135.29
  Number of units outstanding (000's)         289          386          548          655
------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                   --           --           --     $  79.41
  Number of units outstanding (000's)          --           --           --          109
------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                             $ 100.95     $ 135.94     $ 164.12     $ 214.66
  Number of units outstanding (000's)          47          592        1,486        2,686
------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                   --           --           --     $ 118.06
  Number of units outstanding (000's)          --           --           --          577
------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                             $  95.88     $ 113.44     $ 137.53     $ 160.74
  Number of units outstanding (000's)          99          209          444          831
------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                   --           --           --           --
  Number of units outstanding (000's)          --           --           --           --
------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                 For the years ending December 31,
                                          -----------------------------------------------------------
                                             1998         1999        2000         2001       2002
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                    --     $ 116.36    $  93.70    $  70.28    $  47.74
  Number of units outstanding (000's)           --          887       2,596       2,788       2,376
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                              $ 130.07     $ 125.76    $ 138.33    $ 147.79    $ 157.39
  Number of units outstanding (000's)          557          622         566         899         950
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                              $ 118.57     $ 149.64    $ 168.29    $ 144.40    $  99.61
  Number of units outstanding (000's)        1,101          976       1,895       1,988       1,955
-----------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                    --           --    $  66.10    $  49.27    $  28.78
  Number of units outstanding (000's)           --           --       1,313       1,757       1,713
-----------------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit value                              $ 157.63     $ 183.18    $ 178.32    $ 172.66    $ 149.01
  Number of units outstanding (000's)          752          854         846       1,334       2,689
-----------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit value                                    --           --          --    $  94.39    $  80.42
  Number of units outstanding (000's)           --           --          --       1,544       1,981
-----------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                    --     $ 107.58    $ 103.06    $  86.73    $  62.93
  Number of units outstanding (000's)           --            4          15          33          57
-----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                    --           --          --          --    $  67.65
  Number of units outstanding (000's)           --           --          --          --          61
-----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                    --     $ 106.78    $ 111.59    $ 107.86    $  80.17
  Number of units outstanding (000's)           --            8          44          95       1,211
-----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
  Unit value                                    --     $ 101.64    $ 103.88    $ 100.43    $  75.63
  Number of units outstanding (000's)           --           13          34          96         375
-----------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                              $  57.18     $ 110.43    $  65.32    $  61.12    $  56.74
  Number of units outstanding (000's)          217          590         926         850         895
-----------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                              $ 271.24     $ 322.15    $ 287.40    $ 249.66    $ 191.65
  Number of units outstanding (000's)        3,805        4,579       4,346       4,083       3,648
-----------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                    --     $ 106.57    $  92.84    $  76.01    $  56.98
  Number of units outstanding (000's)           --            5          18          33          55
-----------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                    --           --    $  99.98    $  85.41    $  68.70
  Number of units outstanding (000's)           --           --          86         420         738
-----------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                              $ 104.82     $ 105.28    $ 109.21    $ 112.05    $  94.29
  Number of units outstanding (000's)          859          721         628       1,238       1,835
-----------------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                              $ 150.42     $ 143.43    $ 129.28    $ 128.74    $ 123.58
  Number of units outstanding (000's)        1,164          998         800         770         696
-----------------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                    --           --          --          --    $  80.64
  Number of units outstanding (000's)           --           --          --          --          25
-----------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                    --           --          --          --    $ 107.03
  Number of units outstanding (000's)           --           --          --          --         207
-----------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                    --           --    $  83.95    $  63.80    $  43.86
  Number of units outstanding (000's)           --           --         165         464         581
-----------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------
                                                 For the years ending December 31,
                                          --------------------------------------------------
                                             1994         1995         1996         1997
--------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                    --           --           --           --
  Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                    --           --           --           --
  Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                    --           --           --     $ 115.97
  Number of units outstanding (000's)           --           --           --          145
--------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                    --           --           --           --
  Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                    --           --           --           --
  Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                              $ 102.61     $ 107.04     $ 111.21     $ 115.66
  Number of units outstanding (000's)           63           81          165          146
--------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                                    --           --           --     $ 115.17
  Number of units outstanding (000's)           --           --           --          250
--------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                    --           --           --           --
  Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                    --           --           --           --
  Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                    --           --           --           --
  Number of units outstanding (000's)           --           --           --           --
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                          --------------------------------------------------------------
                                             1998         1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                    --           --           --           --     $ 112.38
  Number of units outstanding (000's)           --           --           --           --          239
--------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                    --           --           --     $ 105.89     $  92.40
  Number of units outstanding (000's)           --           --           --           --          337
--------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                              $ 127.67     $ 149.82     $ 165.27     $ 172.07     $ 141.48
  Number of units outstanding (000's)          444          617          634        1,044        1,282
--------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                              $ 161.04     $ 275.93     $ 220.97     $ 143.76     $  93.15
  Number of units outstanding (000's)        1,090        2,427        3,720        3,422        2,890
--------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                    --     $ 104.48     $ 102.37     $  84.85     $  66.13
  Number of units outstanding (000's)           --           18           68           87          118
--------------------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                              $ 120.19     $ 124.47     $ 130.47     $ 133.66     $ 133.83
  Number of units outstanding (000's)          262          360          297          395          342
--------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
  Unit value                              $ 128.20     $ 124.76     $ 131.45     $ 120.85     $  96.50
  Number of units outstanding (000's)          581          648          521          532          484
--------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                    --           --           --           --     $  75.52
  Number of units outstanding (000's)           --           --           --           --          928
--------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                    --           --           --           --     $  53.85
  Number of units outstanding (000's)           --           --           --           --           19
--------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                    --           --           --           --     $  81.53
  Number of units outstanding (000's)           --           --           --           --           72
--------------------------------------------------------------------------------------------------------



                                 Appendix I: Condensed financial information A-3

SERIES 100 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



----------------------------------------------------------------------------------------------------
                                                      For the years ending December 31,
                                         -----------------------------------------------------------
                                             1992        1993        1994        1995        1996
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                              $  48.30    $  55.68    $  52.88    $  68.73    $  82.91
  Number of units outstanding (000's)       17,986      21,496      24,787      25,821      27,945
----------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                              $ 104.63    $ 128.81    $ 124.32    $ 162.42    $ 199.05
  Number of units outstanding (000's)       11,841      13,917      15,749      16,292      16,933
----------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                                    --          --    $  98.86    $ 121.02    $ 143.37
  Number of units outstanding (000's)           --          --         210         498         975
----------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
 Securities
  Unit value                                    --          --    $  98.19    $ 109.80    $ 112.40
  Number of units outstanding (000's)           --          --          32          89         146
----------------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                                    --          --          --    $ 104.15    $ 112.83
  Number of units outstanding (000's)           --          --          --         141         763
----------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                                    --          --    $  93.87    $ 108.38    $ 112.65
  Number of units outstanding (000's)           --          --          53         135         196
----------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit Value                              $  26.04    $  28.85    $  26.18    $  30.92    $  34.06
  Number of units outstanding (000's)       25,975      31,259      32,664      30,212      28,319
----------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit Value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                    --          --          --          --          --
  Number of units outstanding (000's)           --          --          --          --          --
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                             For the years ending December 31,
                                          -----------------------------------------------------------------------
                                             1997        1998         1999        2000        2001         2002
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
  Unit value                                    --          --           --          --          --     $ 106.73
  Number of units outstanding (000's)           --          --           --          --          --          264
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
  Unit value                                    --          --           --          --          --     $  78.98
  Number of units outstanding (000's)           --          --           --          --          --          101
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
  Unit value                                    --          --           --          --          --     $  78.07
  Number of units outstanding (000's)           --          --           --          --          --           82
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
  Unit value                                    --          --           --          --          --     $  76.43
  Number of units outstanding (000's)           --          --           --          --          --           91
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
  Unit value                                    --          --           --          --          --     $  67.87
  Number of units outstanding (000's)           --          --           --          --          --          138
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
  Unit value                                    --          --           --          --          --     $  79.08
  Number of units outstanding (000's)           --          --           --          --          --          127
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                    --          --           --          --          --     $  62.00
  Number of units outstanding (000's)           --          --           --          --          --          211
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                    --          --           --          --          --     $  73.70
  Number of units outstanding (000's)           --          --           --          --          --          214
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
  Unit value                                    --          --           --          --          --     $  56.63
  Number of units outstanding (000's)           --          --           --          --          --           53
-----------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock
  Unit value                              $  90.75    $  89.92     $ 105.59    $  90.70    $  67.13     $  47.48
  Number of units outstanding (000's)       28,030      25,634       20,946      18,138      16,058       13,832
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
  Unit value                              $ 253.68    $ 323.75     $ 399.74    $ 339.28    $ 299.82     $ 197.84
  Number of units outstanding (000's)       17,386      17,231       16,705      15,685      14,197       11,899
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
  Unit value                              $ 179.30    $ 213.81     $ 250.31    $ 269.09    $ 262.05     $ 204.07
  Number of units outstanding (000's)        1,800       2,475        3,095       3,352       3,789        3,455
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government
 Securities
  Unit value                              $ 118.98    $ 126.48     $ 124.96    $ 134.60    $ 143.62     $ 154.25
  Number of units outstanding (000's)          202         314          360         309         587          915
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
  Unit value                              $ 107.92    $ 117.72     $ 160.04    $ 121.54    $  92.48     $  82.20
  Number of units outstanding (000's)          968         971          926       1,028         945        5,013
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth
  Unit value                                    --          --     $ 116.36    $  93.70    $  70.28     $  47.74
  Number of units outstanding (000's)           --          --          887       2,596       2,788        2,376
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
  Unit value                              $ 121.30    $ 130.07     $ 125.76    $ 138.33    $ 147.79     $ 157.39
  Number of units outstanding (000's)          283         557          622         566         899          950
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
  Unit value                              $ 125.55    $ 118.57     $ 149.64    $ 168.29    $ 144.40     $  99.61
  Number of units outstanding (000's)          488       1,101          976       1,895       1,988        1,955
-----------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology
  Unit value                                    --          --           --    $  66.10    $  49.27     $  28.78
  Number of units outstanding (000's)           --          --           --       1,313       1,757        1,713
-----------------------------------------------------------------------------------------------------------------
 EQ/Balanced
  Unit Value                              $  38.66    $  45.07     $  52.39    $  51.10    $  49.61     $  42.91
  Number of units outstanding (000's)       26,036      24,361       22,434      20,413      19,822       23,382
-----------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
  Unit Value                                    --          --           --          --    $  94.39     $  80.42
  Number of units outstanding (000's)           --          --           --          --       1,544        1,981
-----------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
  Unit value                                    --          --     $ 107.58    $ 103.06    $  86.73     $  62.93
  Number of units outstanding (000's)           --          --            4          15          33           57
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
  Unit value                                    --          --           --          --          --     $  67.65
  Number of units outstanding (000's)           --          --           --          --          --           61
-----------------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



------------------------------------------------------------------------------------------------------
                                                      For the years ending December 31,
                                         -------------------------------------------------------------
                                            1992        1993         1994         1995         1996
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                                   --          --     $ 100.95     $ 135.94     $ 164.12
  Number of units outstanding (000's)          --          --           47          592        1,486
------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                                   --          --     $  95.88     $ 113.44     $ 137.53
  Number of units outstanding (000's)          --          --           99          209          444
------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                              $ 25.01     $ 25.41     $  26.08     $  27.22     $  28.28
  Number of units outstanding (000's)       1,201       1,065        1,000        1,021        1,013
------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth and Income Value
  Unit Value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                   --          --           --           --           --
  Number of units outstanding (000's)          --          --           --           --           --
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                         ------------------------------------------------------------------------
                                            1997        1998         1999         2000         2001        2002
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
  Unit value                                   --          --     $ 106.78     $ 111.59     $ 107.86    $  80.17
  Number of units outstanding (000's)          --          --            8           44           95       1,211
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
  Unit value                                   --          --     $ 101.64     $ 103.88     $ 100.43    $  75.63
  Number of units outstanding (000's)          --          --           13           34           96         375
-----------------------------------------------------------------------------------------------------------------
 EQ/Emerging Markets Equity
  Unit value                             $  79.41    $  57.18     $ 110.43     $  65.32     $  61.12    $  56.74
  Number of units outstanding (000's)         109         217          590          926          850         895
-----------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
  Unit value                             $ 214.66    $ 271.24     $ 322.15     $ 287.40     $ 249.66    $ 191.65
  Number of units outstanding (000's)       2,686       3,805        4,579        4,346        4,083       3,648
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
  Unit value                                   --          --     $ 106.57     $  92.84     $  76.01    $  56.98
  Number of units outstanding (000's)          --          --            5           18           33          55
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                   --          --           --     $  99.98     $  85.41    $  68.70
  Number of units outstanding (000's)          --          --           --           86          420         738
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
  Unit value                             $ 118.06    $ 104.82     $ 105.28     $ 109.21     $ 112.05    $  94.29
  Number of units outstanding (000's)         577         859          721          628        1,238       1,835
-----------------------------------------------------------------------------------------------------------------
 EQ/High Yield
  Unit value                             $ 160.74    $ 150.42     $ 143.43     $ 129.28     $ 128.74    $ 123.58
  Number of units outstanding (000's)         831       1,164          998          800          770         696
-----------------------------------------------------------------------------------------------------------------
 EQ/International Equity Index
  Unit value                                   --          --           --           --           --    $  80.64
  Number of units outstanding (000's)          --          --           --           --           --          25
-----------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
  Unit value                                   --          --           --           --           --    $ 107.03
  Number of units outstanding (000's)          --          --           --           --           --         207
-----------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
  Unit value                                   --          --           --     $  83.95     $  63.90    $  43.86
  Number of units outstanding (000's)          --          --           --          165          464         581
-----------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
  Unit value                                   --          --           --           --           --    $ 112.38
  Number of units outstanding (000's)          --          --           --           --           --         239
-----------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
  Unit value                                   --          --           --           --     $ 105.89    $  92.40
  Number of units outstanding (000's)          --          --           --           --           --         337
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
  Unit value                             $ 115.97    $ 126.67     $ 149.82     $ 165.27     $ 172.07    $ 141.48
  Number of units outstanding (000's)         145         444          617          634        1,044       1,282
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
  Unit value                                   --    $ 161.04     $ 275.93     $ 220.97     $ 143.76    $  93.15
  Number of units outstanding (000's)          --       1,090        2,427        3,720        3,422       2,890
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
  Unit value                                   --          --     $ 104.48     $ 102.37     $  84.85    $  66.13
  Number of units outstanding (000's)          --          --           18           68           87         118
-----------------------------------------------------------------------------------------------------------------
 EQ/Money Market
  Unit value                             $  29.41    $  30.55     $  31.63     $  33.15     $  33.96    $  34.00
  Number of units outstanding (000's)         973       1,261        1,516        1,458        1,796       1,816
-----------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth and Income Value
  Unit Value                             $ 115.17    $ 128.80     $ 124.26     $ 131.45     $ 120.85    $  96.50
  Number of units outstanding (000's)         250         581          648          521          532         484
-----------------------------------------------------------------------------------------------------------------
 EQ/Putnam International Equity
  Unit value                                   --          --           --           --           --    $  75.52
  Number of units outstanding (000's)          --          --           --           --           --         928
-----------------------------------------------------------------------------------------------------------------
 EQ/Putnam Voyager
  Unit value                                   --          --           --           --           --    $  53.85
  Number of units outstanding (000's)          --          --           --           --           --          19
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
  Unit value                                   --          --           --           --           --    $  81.53
  Number of units outstanding (000's)          --          --           --           --           --          72
-----------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information  A-5

                      (This page intentionally left blank)

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 15, 2004 to a fixed maturity option with a maturity date of June 15, 2013 (i.e., nine* years later) at a rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2008.



-----------------------------------------------------------------------------------------------------
                                                                        Hypothetical Assumed
                                                                  Rate to maturity on June 15, 2008
                                                                  -----------------------------------
                                                                         5.00%           9.00%
-----------------------------------------------------------------------------------------------------
 As of June 15, 2008 (before withdrawal)
-----------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                              $144,048        $ 119,487
-----------------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                               $131,080        $ 131,080
-----------------------------------------------------------------------------------------------------
(3) Market value adjustment:
    (1) - (2)                                                           $ 12,968        $ (11,593)
-----------------------------------------------------------------------------------------------------
 On June 15, 2008 (after withdrawal)
-----------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
    (3) x [$50,000/(1)]                                                 $  4,501        $  (4,851)
-----------------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount [$50,000 - (4)]                  $ 45,499        $  54,851
-----------------------------------------------------------------------------------------------------
(6) Fixed maturity amount (2) - (5)                                     $ 85,581        $  76,229
-----------------------------------------------------------------------------------------------------
(7) Maturity value                                                      $120,032        $ 106,915
-----------------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                       $ 94,048        $  69,487
-----------------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

*In Oregon, seven is the maximum maturity year.

                                Appendix II: Market value adjustment example B-1

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Unit Value                                                                   2
Calculation of Annuity Payments                                              2
The reorganization                                                           2
Custodian and Independent Accountants                                        3
EQ/Money Market option yield information                                     3
Other Yield Information                                                      3
Distribution of the Contracts                                                4
Financial statements                                                         4



How to Obtain an EQUI-VEST(R) Statement of Additional Information for Separate Account A

Call 1-800-628-6673 or send this request form to:
  EQUI-VEST(R)
  Processing Office
  The Equitable Life
  P.O. Box 2996
  New York, NY 10116-2996

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2003.

(Combination variable and fixed deferred annuity)


--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City            State    Zip




888-1297 (5/03)

EQUI-VEST(R)
A Combination Variable and Fixed Deferred Annuity Contract


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2003


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Prospectus for EQUI-VEST(R), dated May 1, 2003. That Prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (P.O. Box 2996, New York, NY 10116-2996), by calling toll free, 1-800-628-6673, or by contacting your financial professional.

TABLE OF CONTENTS

Unit Values                                                                  2

Calculation of Annuity Payments                                              2

The Reorganization                                                           2

Custodian and Independent Accountants                                        3


EQ/Money Market Option Yield Information                                     3


Other Yield Information                                                      3

Distribution of the Contracts                                                4

Financial Statements                                                         4


   Copyright 2003. The Equitable Life Assurance Society of the United States 1290 Avenue of the Americas, New York, New York 10104. All rights reserved


                                                                          x00489

UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:
          a
       ( --- )   - c
          b
where:

(a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust or AXA Premier VIP Trust, as applicable (the "Trusts"). This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).


(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100 and 200, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Alliance Common Stock options and 1.34% for all other variable investment options.



CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:


Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.


The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Series 100 Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2002, the annuity payment due in December 2002 would be $95.19 (the number of units (26.74) times $3.56).



THE REORGANIZATION


Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the EQ/Money Market Fund, EQ/Balanced Fund, EQ/Alliance Common Stock Fund and EQ/Aggressive Stock Fund, was organized as an open-end management investment company, with its own investment objectives and policies. Collectively these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the "predecessor separate accounts. "

On December 18, 1987, the predecessor separate accounts were combined in part and reorganized into the EQ/Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock Funds of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the predecessor separate accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding Funds of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these Funds were replaced by shares of Portfolios of The Hudson River Trust corresponding to these Funds of Separate Account A. On October 18, 1999, the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.



CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of Separate Account A as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, and the consolidated financial statements of Equitable Life as of December 31, 2002 and 2001 and for each of the three years ended December 31, 2002 included in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in auditing and accounting.


EQ/MONEY MARKET OPTION YIELD INFORMATION

The EQ/Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in a unit value is computed by subtracting the unit value at the beginning of the period from the unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Annual administrative charge" section under "Charges and expenses" in the Prospectus. Unit values reflect all other accrued expenses of the EQ/Money Market option.


The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the annual administrative charge for EQUI-VEST(R) that is deducted from the EQ/Money Market option will vary for each contract and the percentage of the aggregate account value allocated to the EQ/Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the actual aggregate annual administrative charges, as a percentage of total assets held under EQUI-VEST(R). This amount is multiplied by 365/7 to produce an average administrative charge factor which is used in weekly yield computations for the ensuing year. The average administrative charge is then divided by the number of EQ/Money Market option units for the EQUI-VEST(R) series contract as of the end of the prior calendar year and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The EQ/Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the EQ/Money Market option will fluctuate and not remain constant.

The EQ/Money Market option yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. EQ/Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest option or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.

While the EQ/Money Market option yields will vary among the different EQUI-VEST(R) contracts, the same method of calculating EQ/Money Market option yields applies. The seven-day current yield and effective yield figures set forth below reflect the highest charges that are currently being assessed under any EQUI-VEST(R) contract and are for illustrative purposes only.

The seven-day current yield for the EQ/Money Market option was -0.54% for the period ended December 31, 2002. The effective yield for the EQ/Money Market option for that period was -0.54%. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the corresponding yield figures for the EQ/Money Market Portfolio which reflect only the deduction of Trust-level expenses.



OTHER YIELD INFORMATION

We calculate 30-day yield information for the EQ/Alliance Quality Bond and EQ/High Yield Funds. We derive the 30-day rate of return from the actual change in the share value reported to us by the Trusts. This amount does not include capital changes of the variable investment option's shares of the corresponding portfolio during the period. We reduce the net change by (a) the daily charges we deduct from your variable investment options for contract expenses times the number of calendar days in the period, and (b) the annual administrative charge.

Thirty-day yields may vary according to the series of your EQUI-VEST(R) contract, although the same method of calculating variable investment option yields applies. The yield figures set forth below reflect the highest charges that are currently being assessed under any series of EQUI-VEST(R) contract.

The effective yield is obtained by giving effect to the compounding nature of the variable investment option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The effective yield for the 30-day period ended December 31, 2002 were 1.22% for the EQ/Alliance Quality Bond options and 9.30% for the EQ/High Yield option. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios which reflect only the deduction of Trust-level expenses.



DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2002, 2001 and 2000. In 2002, Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A, $536,113,253 in 2002, $543,488,990 in 2001 and $666,577,890
in 2000. Of these amounts, AXA Advisors retained $283,213,274, $277,057,837 and $385,314,054, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.....................................     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2002............     FSA-3
   Statements of Operations for the Year Ended December 31, 2002......    FSA-15
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2002 and 2001.......................................    FSA-21
   Notes to Financial Statements......................................    FSA-32


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.....................................       F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2002 and 2001............       F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2002,
     2001 and 2000....................................................       F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2002, 2001 and 2000.............       F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2002, 2001 and 2000..............................................       F-5
   Notes to Consolidated Financial Statements.........................       F-7


                                     FSA-1

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2002 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002


                                                                                         AXA Premier VIP
                                                     AXA Premier VIP   AXA Premier VIP    International
                                                        Core Bond        Health Care         Equity
                                                    ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value     $71,497,052       $15,053,631       $14,573,665
Receivable for The Trusts shares sold .............             --                --                --
Receivable for policy-related transactions ........        188,886            31,063           118,570
                                                       -----------       -----------       -----------
  Total assets ....................................     71,685,938        15,084,694        14,692,235
                                                       -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........        188,886            31,063           118,570
Payable for policy-related transactions ...........             --                --                --
                                                       -----------       -----------       -----------
  Total liabilities ...............................        188,886            31,063           118,570
                                                       -----------       -----------       -----------
Net Assets ........................................    $71,497,052       $15,053,631       $14,573,665
                                                       ===========       ===========       ===========
Net Assets:
Accumulation Units ................................    $44,423,431       $10,224,607       $ 9,802,018
Contracts in payout (annuitization) period ........             --                --                --
Retained by Equitable Life in Separate
 Account A ........................................     27,073,621         4,829,024         4,771,647
                                                       -----------       -----------       -----------
Total net assets ..................................    $71,497,052       $15,053,631       $14,573,665
                                                       ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......    $69,900,828       $17,132,903       $16,310,101
The Trusts ........................................
 Class A ..........................................        105,128           100,556           100,556
 Class B ..........................................      6,791,716         1,779,574         1,740,882



                                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                                       Core Equity          Growth            Value           Cap Growth
                                                    ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value     $14,126,016       $18,009,744       $19,186,270       $22,412,666
Receivable for The Trusts shares sold .............             --                --             2,852                --
Receivable for policy-related transactions ........         29,814            10,951                --            22,530
                                                       -----------       -----------       -----------       -----------
  Total assets ....................................     14,155,830        18,020,695        19,189,122        22,435,196
                                                       -----------       -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........         29,814            10,951                --            22,530
Payable for policy-related transactions ...........             --                --             2,852                --
                                                       -----------       -----------       -----------       -----------
  Total liabilities ...............................         29,814            10,951             2,852            22,530
                                                       -----------       -----------       -----------       -----------
Net Assets ........................................    $14,126,016       $18,009,744       $19,186,270       $22,412,666
                                                       ===========       ===========       ===========       ===========
Net Assets:
Accumulation Units ................................    $ 9,464,738       $13,852,464       $14,347,812       $18,611,296
Contracts in payout (annuitization) period ........             --                --                --                --
Retained by Equitable Life in Separate
 Account A ........................................      4,661,278         4,157,280         4,838,458         3,801,370
                                                       -----------       -----------       -----------       -----------
Total net assets ..................................    $14,126,016       $18,009,744       $19,186,270       $22,412,666
                                                       ===========       ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......    $16,724,791       $21,702,568       $22,593,215       $28,045,198
The Trusts ........................................
 Class A ..........................................        101,030           100,556           101,268           100,556
 Class B ..........................................      1,726,473         2,517,239         2,303,107         3,465,763

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                         AXA Premier VIP
                                     AXA Premier VIP   AXA Premier VIP    International
                                        Core Bond        Health Care         Equity
                                    ----------------- ----------------- ----------------
Unit value:
Class A 0.74% .....................           --                --               --
Class A 0.74% .....................           --                --               --
Class A 1.34%, 1.40% or 1.49% .....           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.45% .....................           --                --               --
Class B 0.50% .....................     $ 107.64          $  79.66          $ 78.74
Class B 0.70% .....................     $ 107.42          $  79.50          $ 78.58
Class B 0.90% .....................     $ 107.20          $  79.33          $ 78.42
Class B 0.90% .....................           --                --               --
Class B 0.95% .....................     $ 107.15          $  79.29          $ 78.38
Class B 1.20% .....................     $ 106.88          $  79.09          $ 78.18
Class B 1.34% .....................     $ 106.73          $  78.98          $ 78.07
Class B 1.34% .....................           --          $ 103.48          $ 89.80
Class B 1.35% .....................     $ 106.72          $  78.97          $ 78.06
Class B 1.45% .....................     $ 106.61          $  78.89          $ 77.98

Units outstanding (000's):
Class A 0.74% .....................           --                --               --
Class A 0.74% .....................           --                --               --
Class A 1.34%, 1.40% or 1.49% .....           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.35% .....................           --                --               --
Class A 1.45% .....................           --                --               --
Class B 0.50% .....................           --                --               --
Class B 0.70% .....................           --                --               --
Class B 0.90% .....................           --                --               --
Class B 0.90% .....................           --                --               --
Class B 0.95% .....................           64                10               24
Class B 1.20% .....................           83                17               17
Class B 1.34% .....................          267               102               84
Class B 1.34% .....................           --                --               --
Class B 1.35% .....................            2                --               --
Class B 1.45% .....................           --                --               --



                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                        Large Cap         Large Cap         Large Cap         Small/Mid
                                       Core Equity          Growth            Value           Cap Growth
                                    ----------------- ----------------- ----------------- -----------------
Unit value:
Class A 0.74% .....................           --                --                --                --
Class A 0.74% .....................           --                --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.45% .....................           --                --                --                --
Class B 0.50% .....................      $ 77.08           $ 68.45           $ 79.76           $ 62.53
Class B 0.70% .....................      $ 76.92           $ 68.31           $ 79.60           $ 62.40
Class B 0.90% .....................      $ 76.77           $ 68.17           $ 79.44           $ 62.27
Class B 0.90% .....................      $ 76.69                --                --                --
Class B 0.95% .....................      $ 76.73           $ 68.14           $ 79.40           $ 62.24
Class B 1.20% .....................      $ 76.54           $ 67.96           $ 79.20           $ 62.08
Class B 1.34% .....................      $ 76.43           $ 67.87           $ 79.08           $ 93.12
Class B 1.34% .....................           --                --                --           $ 62.00
Class B 1.35% .....................      $ 76.42           $ 67.86           $ 79.08           $ 62.00
Class B 1.45% .....................      $ 76.34           $ 67.79           $ 79.00           $ 61.93

Units outstanding (000's):
Class A 0.74% .....................           --                --                --                --
Class A 0.74% .....................           --                --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.35% .....................           --                --                --                --
Class A 1.45% .....................           --                --                --                --
Class B 0.50% .....................           --                --                --                --
Class B 0.70% .....................           --                --                --                --
Class B 0.90% .....................           --                --                --                --
Class B 0.90% .....................           --                --                --                --
Class B 0.95% .....................           11                33                21                43
Class B 1.20% .....................           21                32                32                43
Class B 1.34% .....................           92               139               128               213
Class B 1.34% .....................           --                --                --                --
Class B 1.35% .....................           --                --                 1                 1
Class B 1.45% .....................           --                --                --                --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       AXA Premier VIP     AXA Premier VIP
                                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                                    --------------------- ----------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value       $25,522,098         $ 7,217,936        $  891,138,823
Receivable for The Trusts shares sold .............              682                  --             1,794,534
Receivable for policy-related transactions ........               --             121,741                    --
                                                         -----------         -----------        --------------
  Total assets ....................................       25,522,780           7,339,677           892,933,357
                                                         -----------         -----------        --------------
Liabilities:
Payable for The Trusts shares purchased ...........               --             121,741                    --
Payable for policy-related transactions ...........              682                  --             1,405,840
                                                         -----------         -----------        --------------
  Total liabilities ...............................              682             121,741             1,405,840
                                                         -----------         -----------        --------------
Net Assets ........................................      $25,522,098         $ 7,217,936        $  891,527,517
                                                         ===========         ===========        ==============
Net Assets:
Accumulation Units ................................      $21,008,305         $ 3,753,167        $  888,862,715
Contracts in payout (annuitization) period ........               --                  --             1,712,896
Retained by Equitable Life in Separate
 Account A ........................................        4,513,793           3,464,769               951,906
                                                         -----------         -----------        --------------
Total net assets ..................................      $25,522,098         $ 7,217,936        $  891,527,517
                                                         ===========         ===========        ==============
Investments in shares of The Trusts, at cost ......      $30,679,445         $10,023,369        $1,722,301,321
The Trusts ........................................
 Class A ..........................................          100,556             100,556            54,283,158
 Class B ..........................................        3,315,762           1,156,593               452,156



                                                                                            EQ/Alliance
                                                                                            Intermediate
                                                       EQ/Alliance        EQ/Alliance        Government     EQ/Alliance
                                                       Common Stock    Growth and Income     Securities    International
                                                    ----------------- ------------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value   $3,328,362,733      $  844,519,816    $198,293,407    $485,085,550
Receivable for The Trusts shares sold .............       3,623,165             430,133       1,199,396         558,832
Receivable for policy-related transactions ........              --                  --              --              --
                                                     --------------      --------------    ------------    ------------
  Total assets ....................................   3,331,985,898         844,949,949     199,492,803     485,644,382
                                                     --------------      --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ...........              --                  --              --              --
Payable for policy-related transactions ...........       3,098,478             462,094         871,983         877,228
                                                     --------------      --------------    ------------    ------------
  Total liabilities ...............................       3,098,478             462,094         871,983         877,228
                                                     --------------      --------------    ------------    ------------
Net Assets ........................................  $3,328,887,420      $  844,487,855    $198,620,820    $484,767,154
                                                     ==============      ==============    ============    ============
Net Assets:
Accumulation Units ................................  $3,306,221,409      $  839,072,202    $197,970,847    $482,477,778
Contracts in payout (annuitization) period ........      19,770,124           5,322,283         645,578       1,253,929
Retained by Equitable Life in Separate
 Account A ........................................       2,895,887              93,370           4,395       1,035,447
                                                     --------------      --------------    ------------    ------------
Total net assets ..................................  $3,328,887,420      $  844,487,855    $198,620,820    $484,767,154
                                                     ==============      ==============    ============    ============
Investments in shares of The Trusts, at cost ......  $6,047,696,273      $1,089,173,383    $197,612,940    $504,975,613
The Trusts ........................................
 Class A ..........................................     310,013,496          58,916,635      15,130,970      62,842,043
 Class B ..........................................       7,472,922           6,752,112       4,144,890       4,262,859

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                       AXA Premier VIP     AXA Premier VIP
                                     Small/Mid Cap Value      Technology     EQ/Aggressive Stock
                                    --------------------- ----------------- ---------------------
Unit value:
Class A 0.74% .....................             --                  --                  --
Class A 0.74% .....................             --                  --                  --
Class A 1.34%, 1.40% or 1.49% .....             --                  --            $  47.48
Class A 1.35% .....................             --                  --            $  88.98
Class A 1.35% .....................             --                  --            $  84.51
Class A 1.45% .....................             --                  --            $  47.01
Class B 0.50% .....................        $ 74.33             $ 57.12            $  46.48
Class B 0.70% .....................        $ 74.18             $ 57.00            $  50.77
Class B 0.90% .....................        $ 74.03             $ 56.89            $  47.80
Class B 0.90% .....................             --                  --            $  39.17
Class B 0.95% .....................        $ 73.99             $ 56.86            $  50.34
Class B 1.20% .....................        $ 73.80             $ 56.71            $  47.01
Class B 1.34% .....................        $ 73.70             $ 56.63                  --
Class B 1.34% .....................        $ 94.23             $ 86.91                  --
Class B 1.35% .....................        $ 73.69             $ 56.63                  --
Class B 1.45% .....................        $ 73.62             $ 56.57                  --

Units outstanding (000's):
Class A 0.74% .....................             --                  --                  --
Class A 0.74% .....................             --                  --                  --
Class A 1.34%, 1.40% or 1.49% .....             --                  --              14,602
Class A 1.35% .....................             --                  --                 365
Class A 1.35% .....................             --                  --               1,841
Class A 1.45% .....................             --                  --                   5
Class B 0.50% .....................             --                  --                  --
Class B 0.70% .....................             --                  --                  --
Class B 0.90% .....................             --                  --                  --
Class B 0.90% .....................             --                  --                  34
Class B 0.95% .....................             32                   4                  30
Class B 1.20% .....................             36                   9                  95
Class B 1.34% .....................            217                  53                  --
Class B 1.34% .....................             --                  --                  --
Class B 1.35% .....................             --                  --                  --
Class B 1.45% .....................             --                  --                  --



                                                                        EQ/Alliance
                                                                        Intermediate
                                      EQ/Alliance      EQ/Alliance       Government    EQ/Alliance
                                     Common Stock   Growth and Income    Securities   International
                                    -------------- ------------------- ------------- --------------
Unit value:
Class A 0.74% .....................    $ 256.52               --         $  74.44            --
Class A 0.74% .....................    $ 277.87               --               --            --
Class A 1.34%, 1.40% or 1.49% .....    $ 197.84         $ 204.07         $ 154.25       $ 82.20
Class A 1.35% .....................    $ 161.06         $ 204.30         $ 148.72       $ 82.14
Class A 1.35% .....................    $ 154.15               --               --            --
Class A 1.45% .....................    $  62.45         $  97.61         $ 125.44       $ 64.65
Class B 0.50% .....................    $  52.86         $  75.41         $ 120.24       $ 62.95
Class B 0.70% .....................    $  55.52         $  85.76         $ 125.51       $ 65.79
Class B 0.90% .....................    $  64.63         $ 100.27         $ 127.05       $ 67.72
Class B 0.90% .....................    $  57.75               --               --            --
Class B 0.95% .....................    $  55.05         $  85.04         $ 124.46       $ 65.24
Class B 1.20% .....................    $  62.46         $  97.62         $ 125.45       $ 64.53
Class B 1.34% .....................          --               --               --            --
Class B 1.34% .....................          --               --               --            --
Class B 1.35% .....................          --               --               --            --
Class B 1.45% .....................          --               --               --            --

Units outstanding (000's):
Class A 0.74% .....................         165               --               45            --
Class A 0.74% .....................          50               --               --            --
Class A 1.34%, 1.40% or 1.49% .....      12,250            3,569              945         5,237
Class A 1.35% .....................         398              117               42           260
Class A 1.35% .....................       4,419               --               --            --
Class A 1.45% .....................          27                7                1             4
Class B 0.50% .....................          --               --               --            --
Class B 0.70% .....................          --               --               --            --
Class B 0.90% .....................          --                7                1             8
Class B 0.90% .....................          51               --               --            --
Class B 0.95% .....................         365              316              145           189
Class B 1.20% .....................         905              600              193           272
Class B 1.34% .....................          --               --               --            --
Class B 1.34% .....................          --               --               --            --
Class B 1.35% .....................          --               --               --            --
Class B 1.45% .....................          --               --               --            --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                       EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                     Premier Growth   Quality Bond   Small Cap Growth
                                                    ---------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value    $148,220,272    $197,480,999     $234,466,898
Receivable for The Trusts shares sold .............             --              --               --
Receivable for policy-related transactions ........        136,537          54,788           48,297
                                                      ------------    ------------     ------------
  Total assets ....................................    148,356,809     197,535,787      234,515,195
                                                      ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ...........        137,156          67,033           66,123
Payable for policy-related transactions ...........             --              --               --
                                                      ------------    ------------     ------------
  Total liabilities ...............................        137,156          67,033           66,123
                                                      ------------    ------------     ------------
Net Assets ........................................   $148,219,653    $197,468,754     $234,449,072
                                                      ============    ============     ============
Net Assets:
Accumulation Units ................................   $148,021,982    $196,490,018     $233,638,376
Contracts in payout (annuitization) period ........             --         963,063          701,756
Retained by Equitable Life in Separate
 Account A ........................................        197,671          15,673          108,940
                                                      ------------    ------------     ------------
Total net assets ..................................   $148,219,653    $197,468,754     $234,449,072
                                                      ============    ============     ============
Investments in shares of The Trusts, at cost ......   $214,219,617    $194,722,331     $341,760,157
The Trusts ........................................
 Class A ..........................................             --      15,832,570       22,854,403
 Class B ..........................................     29,444,774       3,600,477        3,177,980



                                                     EQ/Alliance                        EQ/Bernstein          EQ/Calvert
                                                      Technology     EQ/Balanced     Diversified Value   Socially Responsible
                                                    ------------- ----------------- ------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value   $61,309,203   $1,570,463,876       $186,665,255          $5,234,701
Receivable for The Trusts shares sold .............      172,711        2,087,332                 --                  --
Receivable for policy-related transactions ........           --               --            298,027              47,939
                                                     -----------   --------------       ------------          ----------
  Total assets ....................................   61,481,914    1,572,551,208        186,963,282           5,282,640
                                                     -----------   --------------       ------------          ----------
Liabilities:
Payable for The Trusts shares purchased ...........           --               --            296,023              47,939
Payable for policy-related transactions ...........      172,958        1,951,971                 --                  --
                                                     -----------   --------------       ------------          ----------
  Total liabilities ...............................      172,958        1,951,971            296,023              47,939
                                                     -----------   --------------       ------------          ----------
Net Assets ........................................  $61,308,956   $1,570,599,237       $186,667,259          $5,234,701
                                                     ===========   ==============       ============          ==========
Net Assets:
Accumulation Units ................................  $61,083,402   $1,563,100,963       $186,391,528          $3,908,553
Contracts in payout (annuitization) period ........           --        5,842,809                 --                  --
Retained by Equitable Life in Separate
 Account A ........................................      225,554        1,655,465            275,731           1,326,148
                                                     -----------   --------------       ------------          ----------
Total net assets ..................................  $61,308,956   $1,570,599,237       $186,667,259          $5,234,701
                                                     ===========   ==============       ============          ==========
Investments in shares of The Trusts, at cost ......  $80,067,665   $1,863,283,573       $214,931,699          $6,700,377
The Trusts ........................................
 Class A ..........................................          500      119,689,573                 --                  --
 Class B ..........................................   20,532,104        5,586,951         18,614,495             890,287

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                       EQ/Alliance     EQ/Alliance      EQ/Alliance
                                     Premier Growth   Quality Bond   Small Cap Growth
                                    ---------------- -------------- ------------------
Unit value:
Class A 0.74% .....................          --               --              --
Class A 0.74% .....................          --               --              --
Class A 1.34%, 1.40% or 1.49% .....          --         $ 157.39         $ 99.61
Class A 1.35% .....................          --         $ 165.98         $ 99.56
Class A 1.35% .....................          --               --              --
Class A 1.45% .....................          --         $ 124.83         $ 72.71
Class B 0.50% .....................     $ 44.22         $ 120.40         $ 52.55
Class B 0.70% .....................     $ 48.79         $ 125.91         $ 88.17
Class B 0.90% .....................     $ 48.46         $ 126.38         $ 73.89
Class B 0.90% .....................          --               --              --
Class B 0.95% .....................     $ 48.38         $ 124.85         $ 87.42
Class B 1.20% .....................     $ 47.97         $ 124.90         $ 72.72
Class B 1.34% .....................     $ 47.74               --              --
Class B 1.34% .....................          --               --              --
Class B 1.35% .....................     $ 47.72               --              --
Class B 1.45% .....................     $ 47.56               --              --

Units outstanding (000's):
Class A 0.74% .....................          --               --              --
Class A 0.74% .....................          --               --              --
Class A 1.34%, 1.40% or 1.49% .....          --              976           2,012
Class A 1.35% .....................          --               38              47
Class A 1.35% .....................          --               --              --
Class A 1.45% .....................          --                1               3
Class B 0.50% .....................          --               --              --
Class B 0.70% .....................          --               --              --
Class B 0.90% .....................           1                2               2
Class B 0.90% .....................          --               --              --
Class B 0.95% .....................         265              132             150
Class B 1.20% .....................         383              158             206
Class B 1.34% .....................       2,421               --              --
Class B 1.34% .....................          --               --              --
Class B 1.35% .....................          23               --              --
Class B 1.45% .....................           2               --              --



                                     EQ/Alliance                    EQ/Bernstein          EQ/Calvert
                                      Technology   EQ/Balanced   Diversified Value   Socially Responsible
                                    ------------- ------------- ------------------- ---------------------
Unit value:
Class A 0.74% .....................         --            --               --                   --
Class A 0.74% .....................         --            --               --                   --
Class A 1.34%, 1.40% or 1.49% .....         --      $  42.91               --                   --
Class A 1.35% .....................         --      $ 149.96               --                   --
Class A 1.35% .....................         --      $ 149.01               --                   --
Class A 1.45% .....................         --      $  96.40               --                   --
Class B 0.50% .....................    $ 33.73      $  82.10          $ 89.18              $ 57.22
Class B 0.70% .....................    $ 29.30      $  89.58          $ 82.19              $ 64.32
Class B 0.90% .....................    $ 29.14      $  99.02          $ 81.63              $ 63.89
Class B 0.90% .....................         --      $  86.02               --                   --
Class B 0.95% .....................    $ 29.10      $  88.83          $ 86.43              $ 81.77
Class B 1.20% .....................    $ 28.90      $  96.39          $ 80.81              $ 63.23
Class B 1.34% .....................    $ 28.78            --          $ 80.42              $ 62.93
Class B 1.34% .....................         --            --               --                   --
Class B 1.35% .....................    $ 28.78            --          $ 80.39              $ 62.91
Class B 1.45% .....................    $ 28.70            --          $ 85.70              $ 81.26

Units outstanding (000's):
Class A 0.74% .....................         --            --               --                   --
Class A 0.74% .....................         --            --               --                   --
Class A 1.34%, 1.40% or 1.49% .....         --        24,363               --                   --
Class A 1.35% .....................         --           312               --                   --
Class A 1.35% .....................         --         2,689               --                   --
Class A 1.45% .....................         --             6               --                   --
Class B 0.50% .....................         --            --               --                   --
Class B 0.70% .....................         --            --               --                   --
Class B 0.90% .....................          2            --                2                   --
Class B 0.90% .....................         --            60               --                   --
Class B 0.95% .....................        166           195               98                    1
Class B 1.20% .....................        191           488              173                    3
Class B 1.34% .....................      1,746            --            2,010                   57
Class B 1.34% .....................         --            --               --                   --
Class B 1.35% .....................         13            --               25                   --
Class B 1.45% .....................          1            --                1                   --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                                EQ/Capital             EQ/Capital
                                                          Guardian International   Guardian Research
                                                         ------------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....        $5,634,073            $115,960,275
Receivable for The Trusts shares sold ..................                --                      --
Receivable for policy-related transactions .............            22,444                 105,482
                                                                ----------            ------------
  Total assets .........................................         5,656,517             116,065,757
                                                                ----------            ------------
Liabilities:
Payable for The Trusts shares purchased ................            19,968                 105,491
Payable for policy-related transactions ................                --                      --
                                                                ----------            ------------
  Total liabilities ....................................            19,968                 105,491
                                                                ----------            ------------
Net Assets .............................................        $5,636,549            $115,960,266
                                                                ==========            ============
Net Assets:
Accumulation Units .....................................        $5,617,081            $115,919,389
Contracts in payout (annuitization) period .............                --                      --
Retained by Equitable Life in Separate
 Account A .............................................            19,468                  40,877
                                                                ----------            ------------
Total net assets .......................................        $5,636,549            $115,960,266
                                                                ==========            ============
Investments in shares of The Trusts, at cost ...........        $5,780,121            $125,026,553
The Trusts .............................................
 Class A ...............................................                --                      --
 Class B ...............................................           766,784              14,113,057



                                                               EQ/Capital          EQ/Emerging       EQ/Equity      EQ/Evergreen
                                                          Guardian U.S. Equity   Markets Equity      500 Index          Omega
                                                         ---------------------- ---------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $35,921,841         $60,716,205    $  803,064,776     $4,474,756
Receivable for The Trusts shares sold ..................                --             879,690            82,587             --
Receivable for policy-related transactions .............            64,684                  --                --          2,451
                                                               -----------         -----------    --------------     ----------
  Total assets .........................................        35,986,525          61,595,895       803,147,363      4,477,207
                                                               -----------         -----------    --------------     ----------
Liabilities:
Payable for The Trusts shares purchased ................            70,944                  --                --          2,451
Payable for policy-related transactions ................                --             882,512            56,998             --
                                                               -----------         -----------    --------------     ----------
  Total liabilities ....................................            70,944             882,512            56,998          2,451
                                                               -----------         -----------    --------------     ----------
Net Assets .............................................       $35,915,581         $60,713,383    $  803,090,365     $4,474,756
                                                               ===========         ===========    ==============     ==========
Net Assets:
Accumulation Units .....................................       $35,862,767         $60,620,221    $  798,628,299     $4,434,439
Contracts in payout (annuitization) period .............                --                  --         3,922,519             --
Retained by Equitable Life in Separate
 Account A .............................................            52,814              93,162           539,547         40,317
                                                               -----------         -----------    --------------     ----------
Total net assets .......................................       $35,915,581         $60,713,383    $  803,090,365     $4,474,756
                                                               ===========         ===========    ==============     ==========
Investments in shares of The Trusts, at cost ...........       $36,454,140         $67,365,959    $1,093,217,698     $4,992,473
The Trusts .............................................
 Class A ...............................................                --                  --        44,799,244             --
 Class B ...............................................         4,622,785          11,491,364         2,676,961        737,272



                                                          EQ/FI Mid Cap
                                                         --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $73,084,945
Receivable for The Trusts shares sold ..................           --
Receivable for policy-rleated transactions .............      383,174
                                                          -----------
  Total assets .........................................   73,468,119
                                                          -----------
Liabilities:
Payable for The Trusts shares purchased ................      382,588
Payable for policy-related transactions ................           --
                                                          -----------
  Total liabilities ....................................      382,588
                                                          -----------
Net Assets .............................................  $73,085,531
                                                          ===========
Net Assets:
Accumulation Units .....................................  $73,033,777
Contracts in payout (annuitization) period .............           --
Retained by Equitable Life in Separate
 Account A .............................................       51,754
                                                          -----------
Total net assets .......................................  $73,085,531
                                                          ===========
Investments in shares of The Trusts, at cost ...........  $82,418,418
The Trusts .............................................
 Class A ...............................................           --
 Class B ...............................................   10,342,651

                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                           EQ/Capital             EQ/Capital
                                     Guardian International   Guardian Research
                                    ------------------------ -------------------
Unit value:
Class A 0.74% .....................              --                     --
Class A 0.74% .....................              --                     --
Class A 1.34%, 1.40% or 1.49% .....              --                     --
Class A 1.35% .....................              --                     --
Class A 1.35% .....................              --                     --
Class A 1.45% .....................              --                     --
Class B 0.50% .....................         $ 61.65                $ 73.83
Class B 0.70% .....................         $ 69.13                $ 81.93
Class B 0.90% .....................         $ 68.67                $ 81.38
Class B 0.90% .....................              --                     --
Class B 0.95% .....................         $ 84.22                $ 81.24
Class B 1.20% .....................         $ 67.97                $ 80.55
Class B 1.34% .....................         $ 67.65                $ 80.17
Class B 1.34% .....................              --                     --
Class B 1.35% .....................         $ 67.62                $ 80.14
Class B 1.45% .....................         $ 83.76                $ 79.87

Units outstanding (000's):
Class A 0.74% .....................              --                     --
Class A 0.74% .....................              --                     --
Class A 1.34%, 1.40% or 1.49% .....              --                     --
Class A 1.35% .....................              --                     --
Class A 1.35% .....................              --                     --
Class A 1.45% .....................              --                     --
Class B 0.50% .....................              --                     --
Class B 0.70% .....................              --                     --
Class B 0.90% .....................              --                      1
Class B 0.90% .....................              --                     --
Class B 0.95% .....................               5                     59
Class B 1.20% .....................              12                    130
Class B 1.34% .....................              63                  1,232
Class B 1.34% .....................              --                     --
Class B 1.35% .....................               2                     20
Class B 1.45% .....................              --                      3



                                          EQ/Capital          EQ/Emerging    EQ/Equity   EQ/Evergreen
                                     Guardian U.S. Equity   Markets Equity   500 Index       Omega      EQ/FI Mid Cap
                                    ---------------------- ---------------- ----------- -------------- --------------
Unit value:
Class A 0.74% .....................             --                  --             --           --             --
Class A 0.74% .....................             --                  --             --           --             --
Class A 1.34%, 1.40% or 1.49% .....             --                  --       $ 191.65           --             --
Class A 1.35% .....................             --                  --       $ 191.48           --             --
Class A 1.35% .....................             --                  --             --           --             --
Class A 1.45% .....................             --                  --       $  72.93           --             --
Class B 0.50% .....................        $ 74.48            $  70.62       $  62.27      $ 56.66        $ 71.73
Class B 0.70% .....................        $ 77.29            $  88.08       $  63.97      $ 58.23        $ 69.75
Class B 0.90% .....................        $ 76.77            $ 103.54       $  75.18      $ 57.84        $ 69.42
Class B 0.90% .....................             --                  --             --           --             --
Class B 0.95% .....................        $ 76.64            $  76.80       $  63.43      $ 57.74        $ 69.34
Class B 1.20% .....................        $ 75.99            $  81.32       $  72.94      $ 57.25        $ 68.93
Class B 1.34% .....................        $ 75.63            $  56.74             --      $ 56.98        $ 68.70
Class B 1.34% .....................             --            $  90.59             --           --             --
Class B 1.35% .....................        $ 75.60            $  85.53             --      $ 56.96        $ 68.69
Class B 1.45% .....................        $ 75.34            $  80.41             --      $ 56.76        $ 68.53

Units outstanding (000's):
Class A 0.74% .....................             --                  --             --           --             --
Class A 0.74% .....................             --                  --             --           --             --
Class A 1.34%, 1.40% or 1.49% .....             --                  --          3,781           --             --
Class A 1.35% .....................             --                  --            146           --             --
Class A 1.35% .....................             --                  --             --           --             --
Class A 1.45% .....................             --                  --             12           --             --
Class B 0.50% .....................             --                  --             --           --             --
Class B 0.70% .....................             --                  --             --           --             --
Class B 0.90% .....................             --                  --              7           --              1
Class B 0.90% .....................             --                  --             --           --             --
Class B 0.95% .....................             31                  39            183            6            119
Class B 1.20% .....................             63                  54            451           16            195
Class B 1.34% .....................            378                 915             --           56            742
Class B 1.34% .....................             --                  --             --           --             --
Class B 1.35% .....................              1                  14             --            1              4
Class B 1.45% .....................             --                   1             --           --             --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                     EQ/FI Small/Mid                  EQ/International
                                                        Cap Value     EQ/High Yield     Equity Index
                                                    ---------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value    $214,248,005    $106,291,713       $2,773,105
Receivable for The Trusts shares sold .............             --         691,812               --
Receivable for policy-related transactions ........        293,511              --           89,507
                                                      ------------    ------------       ----------
  Total assets ....................................    214,541,516     106,983,525        2,862,612
                                                      ------------    ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ...........        292,923              --           89,507
Payable for policy-related transactions ...........             --         691,824               --
                                                      ------------    ------------       ----------
  Total liabilities ...............................        292,923         691,824           89,507
                                                      ------------    ------------       ----------
Net Assets ........................................   $214,248,593    $106,291,701       $2,773,105
                                                      ============    ============       ==========
Net Assets:
Accumulation Units ................................   $214,098,888    $105,480,535       $2,761,856
Contracts in payout (annuitization) period ........             --         547,010               --
Retained by Equitable Life in Separate
 Account A ........................................        149,705         264,156           11,249
                                                      ------------    ------------       ----------
Total net assets ..................................   $214,248,593    $106,291,701       $2,773,105
                                                      ============    ============       ==========
Investments in shares of The Trusts, at cost ......   $247,365,442    $142,361,182       $2,830,242
The Trusts ........................................
 Class A ..........................................             --      19,784,487               --
 Class B ..........................................     21,763,154       2,263,873          390,688



                                                     EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                                        Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                                    ---------------- ---------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value     $31,143,946      $37,984,615      $33,655,620       $39,093,225
Receivable for The Trusts shares sold .............             --               --               --                --
Receivable for policy-related transactions ........        105,215          117,903          201,780           390,789
                                                       -----------      -----------      -----------       -----------
  Total assets ....................................     31,249,161       38,102,518       33,857,400        39,484,014
                                                       -----------      -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........        105,215          117,903          201,780           390,789
Payable for policy-related transactions ...........             --               --               --                --
                                                       -----------      -----------      -----------       -----------
  Total liabilities ...............................        105,215          117,903          201,780           390,789
                                                       -----------      -----------      -----------       -----------
Net Assets ........................................    $31,143,946      $37,984,615      $33,655,620       $39,093,225
                                                       ===========      ===========      ===========       ===========
Net Assets:
Accumulation Units ................................    $31,126,896      $37,973,877      $33,624,129       $39,071,729
Contracts in payout (annuitization) period ........             --               --               --                --
Retained by Equitable Life in Separate
 Account A ........................................         17,050           10,738           31,491            21,496
                                                       -----------      -----------      -----------       -----------
Total net assets ..................................    $31,143,946      $37,984,615      $33,655,620       $39,093,225
                                                       ===========      ===========      ===========       ===========
Investments in shares of The Trusts, at cost ......    $31,690,918      $51,057,545      $36,073,283       $41,136,123
The Trusts ........................................
 Class A ..........................................             --               --               --                --
 Class B ..........................................      2,782,216        8,402,239        3,443,912         3,883,484

                                      FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                     EQ/FI Small/Mid                  EQ/International
                                        Cap Value     EQ/High Yield     Equity Index
                                    ---------------- --------------- ------------------
Unit value:
Class A 0.74% .....................          --               --               --
Class A 0.74% .....................          --               --               --
Class A 1.34%, 1.40% or 1.49% .....          --         $ 123.58               --
Class A 1.35% .....................          --         $ 131.83               --
Class A 1.35% .....................          --               --               --
Class A 1.45% .....................          --         $  72.96               --
Class B 0.50% .....................     $ 95.25         $  91.03          $ 81.37
Class B 0.70% .....................     $ 76.93         $  86.67          $ 81.20
Class B 0.90% .....................     $ 94.35         $  74.22          $ 81.02
Class B 0.90% .....................          --               --               --
Class B 0.95% .....................     $ 96.15         $  85.94          $ 80.98
Class B 1.20% .....................     $ 74.98         $  72.96          $ 80.76
Class B 1.34% .....................     $ 94.29               --          $ 80.64
Class B 1.34% .....................          --               --               --
Class B 1.35% .....................     $ 74.70               --          $ 80.63
Class B 1.45% .....................     $ 74.14               --          $ 80.54

Units outstanding (000's):
Class A 0.74% .....................          --               --               --
Class A 0.74% .....................          --               --               --
Class A 1.34%, 1.40% or 1.49% .....          --              725               --
Class A 1.35% .....................          --               38               --
Class A 1.35% .....................          --               --               --
Class A 1.45% .....................          --                1               --
Class B 0.50% .....................          --               --               --
Class B 0.70% .....................          --               --               --
Class B 0.90% .....................          --                1               --
Class B 0.90% .....................           2               --               --
Class B 0.95% .....................         163               66                4
Class B 1.20% .....................         261               69                5
Class B 1.34% .....................       1,866               --               25
Class B 1.34% .....................          --               --               --
Class B 1.35% .....................          35               --               --
Class B 1.45% .....................           2               --               --



                                     EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                        Core Bond       Cap Growth        Cap Value      EQ/Marsico Focus
                                    ---------------- ---------------- ----------------- -----------------
Unit value:
Class A 0.74% .....................           --              --                --                --
Class A 0.74% .....................           --              --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.45% .....................           --              --                --                --
Class B 0.50% .....................     $ 108.01         $ 47.68          $ 108.77           $ 93.38
Class B 0.70% .....................     $ 107.78         $ 44.53          $ 114.85           $ 93.15
Class B 0.90% .....................     $ 107.54         $ 44.32          $ 114.07           $ 92.92
Class B 0.90% .....................           --              --                --                --
Class B 0.95% .....................     $ 107.49         $ 44.27          $  89.87           $ 92.86
Class B 1.20% .....................     $ 107.19         $ 44.01          $ 112.91           $ 92.57
Class B 1.34% .....................     $ 107.03         $ 43.86          $ 112.38           $ 92.40
Class B 1.34% .....................           --              --                --                --
Class B 1.35% .....................     $ 107.02         $ 43.85          $ 112.34           $ 92.39
Class B 1.45% .....................     $ 106.90         $ 43.75          $  87.78           $ 92.27

Units outstanding (000's):
Class A 0.74% .....................           --              --                --                --
Class A 0.74% .....................           --              --                --                --
Class A 1.34%, 1.40% or 1.49% .....           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.35% .....................           --              --                --                --
Class A 1.45% .....................           --              --                --                --
Class B 0.50% .....................           --              --                --                --
Class B 0.70% .....................           --              --                --                --
Class B 0.90% .....................            1              --                --                --
Class B 0.90% .....................           --              --                --                --
Class B 0.95% .....................           35             108                24                33
Class B 1.20% .....................           45             162                27                47
Class B 1.34% .....................          209             590               247               342
Class B 1.34% .....................           --              --                --                --
Class B 1.35% .....................            1               4                 6                 1
Class B 1.45% .....................           --              --                --                --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002


                                                              EQ/Mercury        EQ/MFS Emerging        EQ/MFS
                                                          Basic Value Equity   Growth Companies   Investors Trust
                                                         -------------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $219,939,606        $307,045,752       $11,034,958
Receivable for The Trusts shares sold ..................               --              70,268                --
Receivable for policy-related transactions .............          570,638                  --            55,667
                                                             ------------        ------------       -----------
  Total assets .........................................      220,510,244         307,116,020        11,090,625
                                                             ------------        ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................          568,381                  --            55,667
Payable for policy-related transactions ................               --              70,082                --
                                                             ------------        ------------       -----------
  Total liabilities ....................................          568,381              70,082            55,667
                                                             ------------        ------------       -----------
Net Assets .............................................     $219,941,863        $307,045,938       $11,034,958
                                                             ============        ============       ===========
Net Assets:
Accumulation Units .....................................     $219,766,996        $306,985,730       $10,977,886
Contracts in payout (annuitization) period .............               --                  --                --
Retained by Equitable Life in Separate
 Account A .............................................          174,867              60,208            57,072
                                                             ------------        ------------       -----------
Total net assets .......................................     $219,941,863        $307,045,938       $11,034,958
                                                             ============        ============       ===========
Investments in shares of The Trusts, at cost ...........     $255,794,472        $481,947,453       $13,492,221
The Trusts .............................................
 Class A ...............................................               --                  --                --
 Class B ...............................................       19,489,683          34,118,917         1,566,736



                                                                               EQ/Putnam        EQ/Putnam
                                                                            Growth & Income   International    EQ/Putnam
                                                          EQ/Money Market        Value            Equity        Voyager
                                                         ----------------- ----------------- --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....    $196,157,986      $52,944,093     $ 86,526,271    $1,745,861
Receivable for The Trusts shares sold ..................         775,668               --               --            --
Receivable for policy-related transactions .............              --           39,457           94,344        19,028
                                                            ------------      -----------     ------------    ----------
  Total assets .........................................     196,933,654       52,983,550       86,620,615     1,764,889
                                                            ------------      -----------     ------------    ----------
Liabilities:
Payable for The Trusts shares purchased ................              --           39,503          103,444        19,028
Payable for policy-related transactions ................         551,730               --               --            --
                                                            ------------      -----------     ------------    ----------
  Total liabilities ....................................         551,730           39,503          103,444        19,028
                                                            ------------      -----------     ------------    ----------
Net Assets .............................................    $196,381,924      $52,944,047     $ 86,517,171    $1,745,861
                                                            ============      ===========     ============    ==========
Net Assets:
Accumulation Units .....................................    $194,259,827      $52,828,631     $ 86,428,760    $1,722,107
Contracts in payout (annuitization) period .............       1,001,706               --               --            --
Retained by Equitable Life in Separate
 Account A .............................................       1,120,391          115,416           88,411        23,754
                                                            ------------      -----------     ------------    ----------
Total net assets .......................................    $196,381,924      $52,944,047     $ 86,517,171    $1,745,861
                                                            ============      ===========     ============    ==========
Investments in shares of The Trusts, at cost ...........    $198,334,996      $65,947,219     $101,174,635    $1,879,647
The Trusts .............................................
 Class A ...............................................      14,772,249               --               --            --
 Class B ...............................................       4,153,676        5,890,779        9,990,479       182,171



                                                            EQ/Small
                                                          Company Index
                                                         --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $8,134,931
Receivable for The Trusts shares sold ..................           --
Receivable for policy-related transactions .............       17,490
                                                           ----------
  Total assets .........................................    8,152,421
                                                           ----------
Liabilities:
Payable for The Trusts shares purchased ................       17,490
Payable for policy-related transactions ................           --
                                                           ----------
  Total liabilities ....................................       17,490
                                                           ----------
Net Assets .............................................   $8,134,931
                                                           ==========
Net Assets:
Accumulation Units .....................................   $8,125,253
Contracts in payout (annuitization) period .............           --
Retained by Equitable Life in Separate
 Account A .............................................        9,678
                                                           ----------
Total net assets .......................................   $8,134,931
                                                           ==========
Investments in shares of The Trusts, at cost ...........   $8,687,334
The Trusts .............................................
 Class A ...............................................           --
 Class B ...............................................    1,131,256

                                      FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2002


                                      EQ/Mercury        EQ/MFS Emerging        EQ/MFS
                                  Basic Value Equity   Growth Companies   Investors Trust
                                 -------------------- ------------------ -----------------
Unit value:
Class A 0.74% ..................            --                  --                 --
Class A 0.74% ..................            --                  --                 --
Class A 1.34%, 1.40% or 1.49% ..            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.45% ..................            --                  --                 --
Class B 0.50% ..................      $  88.81             $ 35.99            $ 64.03
Class B 0.70% ..................      $ 112.46             $ 64.15            $ 67.58
Class B 0.90% ..................      $ 108.89             $ 56.92            $ 67.12
Class B 0.90% ..................            --                  --                 --
Class B 0.95% ..................      $  92.90             $ 53.87            $ 67.01
Class B 1.20% ..................      $ 109.12             $ 60.23            $ 66.44
Class B 1.34% ..................      $ 141.48             $ 93.15            $ 66.13
Class B 1.34% ..................            --                  --                 --
Class B 1.35% ..................      $ 109.20             $ 62.29            $ 66.10
Class B 1.45% ..................      $ 107.89             $ 59.55            $ 65.88

Units outstanding (000's):
Class A 0.74% ..................            --                  --                 --
Class A 0.74% ..................            --                  --                 --
Class A 1.34%, 1.40% or 1.49% ..            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.35% ..................            --                  --                 --
Class A 1.45% ..................            --                  --                 --
Class B 0.50% ..................            --                  --                 --
Class B 0.70% ..................            --                  --                 --
Class B 0.90% ..................             2                   4                 --
Class B 0.90% ..................            --                  --                 --
Class B 0.95% ..................           131                 169                 19
Class B 1.20% ..................           183                 265                 26
Class B 1.34% ..................         1,302               2,956                120
Class B 1.34% ..................            --                  --                 --
Class B 1.35% ..................            28                  94                  1
Class B 1.45% ..................             2                   9                 --



                                                       EQ/Putnam        EQ/Putnam
                                                    Growth & Income   International   EQ/Putnam     EQ/Small
                                  EQ/Money Market        Value            Equity       Voyager    Company Index
                                 ----------------- ----------------- --------------- ----------- --------------
Unit value:
Class A 0.74% ..................     $  42.17                --               --            --           --
Class A 0.74% ..................           --                --               --            --           --
Class A 1.34%, 1.40% or 1.49% ..     $  34.00                --               --            --           --
Class A 1.35% ..................     $ 134.47                --               --            --           --
Class A 1.35% ..................     $ 133.83                --               --            --           --
Class A 1.45% ..................     $ 112.77                --               --            --           --
Class B 0.50% ..................     $ 105.22           $ 78.07          $ 62.51       $ 47.88      $ 82.28
Class B 0.70% ..................     $ 110.53           $ 78.73          $ 77.18       $ 55.04      $ 82.10
Class B 0.90% ..................     $ 114.42           $ 77.17          $ 76.66       $ 54.67      $ 81.92
Class B 0.90% ..................     $ 103.51                --               --            --           --
Class B 0.95% ..................     $ 109.60           $ 72.36          $ 76.53       $ 54.57      $ 81.88
Class B 1.20% ..................     $ 112.77           $ 76.16          $ 75.88       $ 54.11      $ 81.65
Class B 1.34% ..................           --           $ 96.50          $ 75.52       $ 53.85      $ 81.53
Class B 1.34% ..................           --                --               --            --           --
Class B 1.35% ..................           --           $ 76.45          $ 75.49       $ 53.83      $ 81.52
Class B 1.45% ..................           --           $ 75.30          $ 82.38       $ 72.13      $ 81.43

Units outstanding (000's):
Class A 0.74% ..................          110                --               --            --           --
Class A 0.74% ..................           --                --               --            --           --
Class A 1.34%, 1.40% or 1.49% ..        2,329                --               --            --           --
Class A 1.35% ..................          162                --               --            --           --
Class A 1.35% ..................          342                --               --            --           --
Class A 1.45% ..................           --                --               --            --           --
Class B 0.50% ..................           --                --               --            --           --
Class B 0.70% ..................           --                --               --            --           --
Class B 0.90% ..................           --                 1                1            --           --
Class B 0.90% ..................            1                --               --            --           --
Class B 0.95% ..................          279                16               97             4            9
Class B 1.20% ..................          107                35               74             5           18
Class B 1.34% ..................           --               491              952            20           72
Class B 1.34% ..................           --                --               --            --           --
Class B 1.35% ..................           --                18               17             3           --
Class B 1.45% ..................           --                 2                1            --           --

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                     Core Bond (a)    Health Care (a)     Equity (a)
                                                   ----------------- ----------------- ----------------
 Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $2,435,203      $         --      $         --
 Expenses:
  Asset-based charges ............................        298,099            88,159            76,108
  Less: Reduction for expense limitation .........             --                --                --
                                                       ----------      ------------      ------------
  Net Expenses ...................................        298,099            88,159            76,108
                                                       ----------      ------------      ------------
Net Investment Income (Loss) .....................      2,137,104           (88,159)          (76,108)
                                                       ----------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        130,607          (627,902)       (1,046,538)
  Realized gain distribution from The Trusts .....             --                --                --
                                                       ----------      ------------      ------------
 Net realized gain (loss) ........................        130,607          (627,902)       (1,046,538)
                                                       ----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,596,224        (2,079,272)       (1,736,437)
                                                       ----------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,726,831        (2,707,174)       (2,782,975)
                                                       ----------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $3,863,935      $ (2,795,333)     $ (2,859,083)
                                                       ==========      ============      ============



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                     Large Cap Core      Large Cap         Large Cap       Small/Mid Cap
                                                       Equity (a)        Growth (a)        Value (a)         Growth (a)
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     32,789      $         --      $     88,253      $         --
 Expenses:
  Asset-based charges ............................         83,115           115,488           132,108           146,781
  Less: Reduction for expense limitation .........             --                --                --                --
                                                     ------------      ------------      ------------      ------------
  Net Expenses ...................................         83,115           115,488           132,108           146,781
                                                     ------------      ------------      ------------      ------------
Net Investment Income (Loss) .....................        (50,326)         (115,488)          (43,855)         (146,781)
                                                     ------------      ------------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (553,530)       (1,164,953)         (621,090)       (1,845,916)
  Realized gain distribution from The Trusts .....             --                --                --                --
                                                     ------------      ------------      ------------      ------------
 Net realized gain (loss) ........................       (553,530)       (1,164,953)         (621,090)       (1,845,916)
                                                     ------------      ------------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,598,775)       (3,692,823)       (3,406,945)       (5,632,532)
                                                     ------------      ------------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (3,152,305)       (4,857,776)       (4,028,035)       (7,478,448)
                                                     ------------      ------------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (3,202,631)     $ (4,973,264)     $ (4,071,890)     $ (7,625,229)
                                                     ============      ============      ============      ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    AXA Premier VIP
                                                     Small/Mid Cap    AXA Premier VIP    EQ/Aggressive
                                                       Value (a)       Technology (a)        Stock
                                                   ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $         --      $         --     $      152,562
 Expenses:
  Asset-based charges ............................        176,467            27,906         15,007,588
  Less: Reduction for expense limitation .........             --                --         (2,562,446)
                                                     ------------      ------------     --------------
  Net Expenses ...................................        176,467            27,906         12,445,142
                                                     ------------      ------------     --------------
Net Investment Income (Loss) .....................       (176,467)          (27,906)       (12,292,580)
                                                     ------------      ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,003,913)       (1,044,583)      (179,857,512)
  Realized gain distribution from The Trusts .....             --                --                 --
                                                     ------------      ------------     --------------
 Net realized gain (loss) ........................     (1,003,913)       (1,044,583)      (179,857,512)
                                                     ------------      ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (5,157,347)       (2,805,433)      (218,949,024)
                                                     ------------      ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (6,161,260)       (3,850,016)      (398,806,536)
                                                     ------------      ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (6,337,727)     $ (3,877,922)    $ (411,099,116)
                                                     ============      ============     ==============



                                                                                             EQ/Alliance
                                                                                             Intermediate
                                                       EQ/Alliance         EQ/Alliance        Government      EQ/Alliance
                                                       Common Stock     Growth and Income     Securities     International
                                                   ------------------- ------------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      2,248,496     $   13,428,759      $ 8,089,107    $          --
 Expenses:
  Asset-based charges ............................        62,109,010         13,344,337        1,942,196        1,867,988
  Less: Reduction for expense limitation .........        (8,713,056)                --           (9,522)              --
                                                    ----------------     --------------      -----------    -------------
  Net Expenses ...................................        53,395,954         13,344,337        1,932,674        1,867,988
                                                    ----------------     --------------      -----------    -------------
Net Investment Income (Loss) .....................       (51,147,458)            84,422        6,156,433       (1,867,988)
                                                    ----------------     --------------      -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (662,408,118)       (72,371,250)       2,811,677       (8,044,561)
  Realized gain distribution from The Trusts .....                --                 --          220,251               --
                                                    ----------------     --------------      -----------    -------------
 Net realized gain (loss) ........................      (662,408,118)       (72,371,250)       3,031,928       (8,044,561)
                                                    ----------------     --------------      -----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,274,164,291)      (191,803,897)       1,474,710      (13,550,930)
                                                    ----------------     --------------      -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (1,936,572,409)      (264,175,147)       4,506,638      (21,595,491)
                                                    ----------------     --------------      -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (1,987,719,867)    $ (264,090,725)     $10,663,071    $ (23,463,479)
                                                    ================     ==============      ===========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                      EQ/Alliance
                                                      EQ/Alliance     EQ/Alliance      Small Cap
                                                    Premier Growth   Quality Bond        Growth
                                                   ---------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --    $ 7,354,382    $           --
 Expenses:
  Asset-based charges ............................      2,488,634      2,401,518         3,672,879
  Less: Reduction for expense limitation .........             --             --                --
                                                    -------------    -----------    --------------
  Net Expenses ...................................      2,488,634      2,401,518         3,672,879
                                                    -------------    -----------    --------------
Net Investment Income (Loss) .....................     (2,488,634)     4,952,864        (3,672,879)
                                                    -------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (58,521,649)     1,170,701       (54,680,960)
  Realized gain distribution from The Trusts .....             --        306,624                --
                                                    -------------    -----------    --------------
 Net realized gain (loss) ........................    (58,521,649)     1,477,325       (54,680,960)
                                                    -------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (17,093,865)     5,479,502       (48,454,126)
                                                    -------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (75,615,514)     6,956,827      (103,135,086)
                                                    -------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (78,104,148)   $11,909,691    $ (106,807,965)
                                                    =============    ===========    ==============



                                                                                                              EQ/Calvert
                                                      EQ/Alliance                          EQ/Bernstein        Socially
                                                       Technology       EQ/Balanced     Diversified Value    Responsible
                                                   ----------------- ----------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --    $   19,835,854      $   2,482,505     $         --
 Expenses:
  Asset-based charges ............................       1,045,562        17,664,146          2,344,930           46,621
  Less: Reduction for expense limitation .........              --        (3,247,975)                --               --
                                                     -------------    --------------      -------------     ------------
  Net Expenses ...................................       1,045,562        14,416,171          2,344,930           46,621
                                                     -------------    --------------      -------------     ------------
Net Investment Income (Loss) .....................      (1,045,562)        5,419,683            137,575          (46,621)
                                                     -------------    --------------      -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (31,165,028)      (69,819,217)        (7,012,216)        (689,076)
  Realized gain distribution from The Trusts .....              --                --                 --               --
                                                     -------------    --------------      -------------     ------------
 Net realized gain (loss) ........................     (31,165,028)      (69,819,217)        (7,012,216)        (689,076)
                                                     -------------    --------------      -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (13,919,007)     (128,039,996)       (23,630,627)        (873,936)
                                                     -------------    --------------      -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (45,084,035)     (197,859,213)       (30,642,843)      (1,563,012)
                                                     -------------    --------------      -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (46,129,597)   $ (192,439,530)     $ (30,505,268)    $ (1,609,633)
                                                     =============    ==============      =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    EQ/Capital Guardian  EQ/Capital Guardian   EQ/Capital Guardian
                                                       International           Research            U.S. Equity
                                                   -------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   60,907          $     247,717         $    133,533
 Expenses:
  Asset-based charges ............................          34,093                373,178              304,755
  Less: Reduction for expense limitation .........              --                     --                   --
                                                        ----------          -------------         ------------
  Net Expenses ...................................          34,093                373,178              304,755
                                                        ----------          -------------         ------------
Net Investment Income (Loss) .....................          26,814               (125,461)            (171,222)
                                                        ----------          -------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (353,475)            (1,890,703)          (4,417,250)
  Realized gain distribution from The Trusts .....              --                     --                   --
                                                        ----------          -------------         ------------
 Net realized gain (loss) ........................        (353,475)            (1,890,703)          (4,417,250)
                                                        ----------          -------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (128,044)            (9,232,906)            (841,593)
                                                        ----------          -------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (481,519)           (11,123,609)          (5,258,843)
                                                        ----------          -------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ (454,705)         $ (11,249,070)        $ (5,430,065)
                                                        ==========          =============         ============



                                                      EQ/Emerging        EQ/Equity       EQ/Evergreen
                                                    Markets Equity       500 Index           Omega        EQ/FI Mid Cap
                                                   ---------------- ------------------ ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $          --     $   10,468,323     $         --    $      10,420
 Expenses:
  Asset-based charges ............................        877,395         12,866,894           52,589          858,929
  Less: Reduction for expense limitation .........             --                 --               --               --
                                                    -------------     --------------     ------------    -------------
  Net Expenses ...................................        877,395         12,866,894           52,589          858,929
                                                    -------------     --------------     ------------    -------------
Net Investment Income (Loss) .....................       (877,395)        (2,398,571)         (52,589)        (848,509)
                                                    -------------     --------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,694,999        (98,904,574)        (718,019)      (4,471,266)
  Realized gain distribution from The Trusts .....             --            865,796               --               --
                                                    -------------     --------------     ------------    -------------
 Net realized gain (loss) ........................      7,694,999        (98,038,778)        (718,019)      (4,471,266)
                                                    -------------     --------------     ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (12,302,551)      (163,996,604)        (380,554)      (9,090,561)
                                                    -------------     --------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (4,607,552)      (262,035,382)      (1,098,573)     (13,561,827)
                                                    -------------     --------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (5,484,947)    $ (264,433,953)    $ (1,151,162)   $ (14,410,336)
                                                    =============     ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                         EQ/FI
                                                     Small/Mid Cap                    EQ/International
                                                         Value        EQ/High Yield   Equity Index (a)
                                                   ----------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,179,135    $  10,082,473      $   27,657
 Expenses:
  Asset-based charges ............................       2,745,654        1,466,551          15,250
  Less: Reduction for expense limitation .........              --               --              --
                                                     -------------    -------------      ----------
  Net Expenses ...................................       2,745,654        1,466,551          15,250
                                                     -------------    -------------      ----------
Net Investment Income (Loss) .....................      (1,566,519)       8,615,922          12,407
                                                     -------------    -------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,870,431)     (19,804,444)       (185,949)
  Realized gain distribution from The Trusts .....              --               --              --
                                                     -------------    -------------      ----------
 Net realized gain (loss) ........................      (1,870,431)     (19,804,444)       (185,949)
                                                     -------------    -------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (38,052,701)       5,988,711         (57,137)
                                                     -------------    -------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (39,923,132)     (13,815,733)       (243,086)
                                                     -------------    -------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (41,489,651)   $  (5,199,811)     $ (230,679)
                                                     =============    =============      ==========



                                                    EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                                     Core Bond (a)     Cap Growth        Cap Value     EQ/Marsico Focus
                                                   ---------------- ---------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,293,760     $          --     $    177,759     $      8,865
 Expenses:
  Asset-based charges ............................       148,573           531,787          238,609          245,083
  Less: Reduction for expense limitation .........            --                --               --               --
                                                      ----------     -------------     ------------     ------------
  Net Expenses ...................................       148,573           531,787          238,609          245,083
                                                      ----------     -------------     ------------     ------------
Net Investment Income (Loss) .....................     1,145,187          (531,787)         (60,850)        (236,218)
                                                      ----------     -------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       277,622        (7,698,976)      (2,462,844)        (592,429)
  Realized gain distribution from The Trusts .....       149,660                --          155,074               --
                                                      ----------     -------------     ------------     ------------
 Net realized gain (loss) ........................       427,282        (7,698,976)      (2,307,770)        (592,429)
                                                      ----------     -------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (546,972)       (7,480,177)      (2,435,246)      (2,069,738)
                                                      ----------     -------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (119,690)      (15,179,153)      (4,743,016)      (2,662,167)
                                                      ----------     -------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,025,497     $ (15,710,940)    $ (4,803,866)    $ (2,898,385)
                                                      ==========     =============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                              EQ/MFS
                                                        EQ/Mercury       Emerging Growth        EQ/MFS
                                                    Basic Value Equity      Companies      Investors Trust
                                                   -------------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   2,540,080      $           --     $     66,191
 Expenses:
  Asset-based charges ............................        2,930,977           5,438,852          136,587
  Less: Reduction for expense limitation .........               --                  --               --
                                                      -------------      --------------     ------------
  Net Expenses ...................................        2,930,977           5,438,852          136,587
                                                      -------------      --------------     ------------
Net Investment Income (Loss) .....................         (390,897)         (5,438,852)         (70,396)
                                                      -------------      --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (13,478,554)       (157,834,988)      (1,712,449)
  Realized gain distribution from The Trusts .....        1,391,322                  --               --
                                                      -------------      --------------     ------------
 Net realized gain (loss) ........................      (12,087,232)       (157,834,988)      (1,712,449)
                                                      -------------      --------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (33,904,718)        (25,694,164)        (988,739)
                                                      -------------      --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (45,991,950)       (183,529,152)      (2,701,188)
                                                      -------------      --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (46,382,847)     $ (188,968,004)    $ (2,771,584)
                                                      =============      ==============     ============



                                                                         EQ/Putnam
                                                                      Growth & Income         EQ/Putnam         EQ/Putnam
                                                    EQ/Money Market        Value        International Equity     Voyager
                                                   ----------------- ----------------- ---------------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   2,713,515     $     813,844       $     608,749       $    2,074
 Expenses:
  Asset-based charges ............................       2,684,900           824,495             795,846           11,447
  Less: Reduction for expense limitation .........         (70,487)               --                  --               --
                                                     -------------     -------------       -------------       ----------
  Net Expenses ...................................       2,614,413           824,495             795,846           11,447
                                                     -------------     -------------       -------------       ----------
Net Investment Income (Loss) .....................          99,102           (10,651)           (187,097)          (9,373)
                                                     -------------     -------------       -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,999,974)       (5,241,110)         (3,646,800)        (236,741)
  Realized gain distribution from The Trusts .....              --                --                  --               --
                                                     -------------     -------------       -------------       ----------
 Net realized gain (loss) ........................      (1,999,974)       (5,241,110)         (3,646,800)        (236,741)
                                                     -------------     -------------       -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       2,188,244        (9,066,740)        (14,361,722)         (31,846)
                                                     -------------     -------------       -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         188,270       (14,307,850)        (18,008,522)        (268,587)
                                                     -------------     -------------       -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $     287,372     $ (14,318,501)      $ (18,195,619)      $ (277,960)
                                                     =============     =============       =============       ==========



                                                        EQ/Small
                                                    Company Index (a)
                                                   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $     42,302
 Expenses:
  Asset-based charges ............................          51,955
  Less: Reduction for expense limitation .........              --
                                                      ------------
  Net Expenses ...................................          51,955
                                                      ------------
Net Investment Income (Loss) .....................          (9,653)
                                                      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (501,550)
  Realized gain distribution from The Trusts .....              --
                                                      ------------
 Net realized gain (loss) ........................        (501,550)
                                                      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (552,404)
                                                      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (1,053,954)
                                                      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (1,063,607)
                                                      ============

-------
(a) Commenced operations on January 14, 2002.
The accompanying notes are an integral part of these financial statements.



                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       AXA Premier VIP  AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    International      Large Cap
                                                    Core Bond (e)    Health Care (e)     Equity (e)     Core Equity (e)
                                                  ----------------- ----------------- ---------------- -----------------
                                                         2002              2002             2002              2002
                                                  ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  2,137,104      $    (88,159)     $    (76,108)    $    (50,326)
 Net realized gain (loss) on investments ........        130,607          (627,902)       (1,046,538)        (553,530)
 Change in unrealized appreciation
  (depreciation) of investments .................      1,596,224        (2,079,272)       (1,736,437)      (2,598,775)
                                                    ------------      ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      3,863,935        (2,795,333)       (2,859,083)      (3,202,631)
                                                    ------------      ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     15,207,512         3,823,759         4,512,653        3,363,717
  Transfers between funds including
   guaranteed interest account, net .............     28,985,650         8,320,461         7,470,868        8,243,626
  Transfers for contract benefit and
   terminations .................................     (1,578,917)         (317,742)         (578,354)        (303,173)
  Contract maintenance charges ..................         (5,203)           (3,163)           (1,542)          (1,731)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     42,609,042        11,823,315        11,403,625       11,302,439
                                                    ------------      ------------      ------------     ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........     24,801,995         5,803,409         5,806,883        5,803,968
                                                    ------------      ------------      ------------     ------------
Increase (Decrease) in Net Assets ...............     71,274,972        14,831,391        14,351,425       13,903,776
Net Assets -- Beginning of Period ...............        222,080           222,240           222,240          222,240
                                                    ------------      ------------      ------------     ------------
Net Assets -- End of Period .....................   $ 71,497,052      $ 15,053,631      $ 14,573,665     $ 14,126,016
                                                    ============      ============      ============     ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                --                --               --
Units Redeemed ..................................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Net Increase (Decrease) .........................             --                --                --               --
                                                    ------------      ------------      ------------     ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            507               179               330              157
Units Redeemed ..................................            (91)              (50)             (205)             (33)
                                                    ------------      ------------      ------------     ------------
Net Increase (Decrease) .........................            416               129               125              124
                                                    ------------      ------------      ------------     ------------



                                                   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                      Growth (e)        Value (e)         Growth (e)        Value (e)
                                                  ----------------- ----------------- ----------------- -----------------
                                                         2002              2002              2002              2002
                                                  ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (115,488)     $    (43,855)     $   (146,781)     $   (176,467)
 Net realized gain (loss) on investments ........     (1,164,953)         (621,090)       (1,845,916)       (1,003,913)
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,692,823)       (3,406,945)       (5,632,532)       (5,157,347)
                                                    ------------      ------------      ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................     (4,973,264)       (4,071,890)       (7,625,229)       (6,337,727)
                                                    ------------      ------------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      6,606,378         5,601,531         8,359,517         7,576,610
  Transfers between funds including
   guaranteed interest account, net .............     10,870,820        12,100,630        16,481,447        19,263,703
  Transfers for contract benefit and
   terminations .................................       (522,932)         (474,234)         (833,271)       (1,008,742)
  Contract maintenance charges ..................         (2,423)           (2,523)           (3,288)           (4,406)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     16,951,843        17,225,404        24,004,405        25,827,165
                                                    ------------      ------------      ------------      ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........      5,808,925         5,810,516         5,811,250         5,810,420
                                                    ------------      ------------      ------------      ------------
Increase (Decrease) in Net Assets ...............     17,787,504        18,964,030        22,190,426        25,299,858
Net Assets -- Beginning of Period ...............        222,240           222,240           222,240           222,240
                                                    ------------      ------------      ------------      ------------
Net Assets -- End of Period .....................   $ 18,009,744      $ 19,186,270      $ 22,412,666      $ 25,522,098
                                                    ============      ============      ============      ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                --                --                --
Units Redeemed ..................................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Net Increase (Decrease) .........................             --                --                --                --
                                                    ------------      ------------      ------------      ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            261               235               374               351
Units Redeemed ..................................            (57)              (53)              (74)              (66)
                                                    ------------      ------------      ------------      ------------
Net Increase (Decrease) .........................            204               182               300               285
                                                    ------------      ------------      ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   AXA Premier VIP
                                                   Technology (e)           EQ/Aggressive Stock
                                                  ---------------- --------------------------------------
                                                        2002               2002               2001
                                                  ---------------- ------------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (27,906)    $ (12,292,580)      $  (10,913,507)
 Net realized gain (loss) on investments ........     (1,044,583)     (179,857,512)        (316,398,350)
 Change in unrealized appreciation
  (depreciation) of investments .................     (2,805,433)     (218,949,024)        (247,696,857)
                                                   -------------     -------------       --------------
 Net increase (decrease) in net assets from
  operations ....................................     (3,877,922)     (411,099,116)        (575,008,714)
                                                   -------------     -------------       --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,183,965        78,915,361          131,103,746
  Transfers between funds including
   guaranteed interest account, net .............      4,022,247      (128,913,879)        (182,701,881)
  Transfers for contract benefit and
   terminations .................................       (136,302)     (131,760,685)        (189,179,330)
  Contract maintenance charges ..................           (825)       (1,461,396)          (1,632,481)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --         1,232,084            1,493,556
                                                   -------------     -------------       --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      5,069,085      (181,988,515)        (240,916,390)
                                                   -------------     -------------       --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........      5,804,533        (1,955,477)            (638,938)
                                                   -------------     -------------       --------------
Increase (Decrease) in Net Assets ...............      6,995,696      (595,043,108)        (816,564,042)
Net Assets -- Beginning of Period ...............        222,240     1,486,570,625        2,303,134,667
                                                   -------------     -------------       --------------
Net Assets -- End of Period .....................  $   7,217,936     $ 891,527,517       $1,486,570,625
                                                   =============     =============       ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --             3,229                9,528
Units Redeemed ..................................             --            (6,088)             (12,314)
                                                   -------------     -------------       --------------
Net Increase (Decrease) .........................             --            (2,857)              (2,786)
                                                   -------------     -------------       --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            182               222                  373
Units Redeemed ..................................           (116)             (231)                (430)
                                                   -------------     -------------       --------------
Net Increase (Decrease) .........................             66                (9)                 (57)
                                                   -------------     -------------       --------------



                                                                EQ/Alliance                           EQ/Alliance
                                                               Common Stock                        Growth and Income
                                                  --------------------------------------- ------------------------------------
                                                          2002                2001               2002              2001
                                                  ------------------- ------------------- ----------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (51,147,458)  $      78,097,413   $        84,422    $   (3,746,676)
 Net realized gain (loss) on investments ........       (662,408,118)       (289,120,769)      (72,371,250)       53,499,406
 Change in unrealized appreciation
  (depreciation) of investments .................     (1,274,164,291)       (653,716,839)     (191,803,897)      (84,758,894)
                                                   -----------------   -----------------   ---------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,987,719,867)       (864,740,195)     (264,090,725)      (35,006,164)
                                                   -----------------   -----------------   ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        226,320,086         372,811,491       111,186,585       142,341,603
  Transfers between funds including
   guaranteed interest account, net .............       (507,880,564)       (429,477,264)      (60,053,641)      123,335,654
  Transfers for contract benefit and
   terminations .................................       (481,916,512)       (648,386,874)     (113,286,192)     (100,148,849)
  Contract maintenance charges ..................         (3,902,443)         (4,303,434)         (885,231)         (669,085)
  Adjustments to net assets allocated to
   contracts in payout period ...................         14,201,665           6,986,908         1,358,734          (779,898)
                                                   -----------------   -----------------   ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (753,177,768)       (702,369,173)      (61,679,745)      164,079,425
                                                   -----------------   -----------------   ---------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        (15,181,529)         (1,899,836)       (1,355,756)        1,205,825
                                                   -----------------   -----------------   ---------------    --------------
Increase (Decrease) in Net Assets ...............     (2,756,079,164)     (1,569,009,204)     (327,126,226)      130,279,086
Net Assets -- Beginning of Period ...............      6,084,966,584       7,653,975,788     1,171,614,081     1,041,334,995
                                                   -----------------   -----------------   ---------------    --------------
Net Assets -- End of Period .....................  $   3,328,887,420   $   6,084,966,584   $   844,487,855    $1,171,614,081
                                                   =================   =================   ===============    ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              2,406               2,866             1,015             2,433
Units Redeemed ..................................             (6,125)             (5,356)           (1,390)           (2,022)
                                                   -----------------   -----------------   ---------------    --------------
Net Increase (Decrease) .........................             (3,719)             (2,490)             (375)              411
                                                   -----------------   -----------------   ---------------    --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................                360                 693               311               530
Units Redeemed ..................................               (424)               (530)             (219)             (122)
                                                   -----------------   -----------------   ---------------    --------------
Net Increase (Decrease) .........................                (64)                163                92               408
                                                   -----------------   -----------------   ---------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Alliance Intermediate
                                                        Government Securities         EQ/Alliance International (j)
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   6,156,433    $   2,936,581    $  (1,867,988)   $     401,433
 Net realized gain (loss) on investments ........      3,031,928        1,248,138       (8,044,561)     (38,491,982)
 Change in unrealized appreciation
  (depreciation) of investments .................      1,474,710          191,192      (13,550,930)       5,084,182
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     10,663,071        4,375,911      (23,463,479)     (33,006,367)
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     31,156,303       21,606,165       13,146,001       13,631,972
  Transfers between funds including
   guaranteed interest account, net .............     63,279,822       47,407,274      407,063,253      (12,106,825)
  Transfers for contract benefit and
   terminations .................................    (22,619,817)     (10,867,815)     (17,714,224)     (10,371,439)
  Contract maintenance charges ..................        (92,317)         (41,329)        (160,807)        (104,828)
  Adjustments to net assets allocated to
   contracts in payout period ...................       (256,266)        (348,072)        (569,972)         (68,259)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     71,467,725       57,756,223      401,764,251       (9,019,379)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         66,086          508,463        1,994,735          100,391
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     82,196,882       62,640,597      380,295,507      (41,925,355)
Net Assets -- Beginning of Period ...............    116,423,938       53,783,341      104,471,647      146,397,002
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 198,620,820    $ 116,423,938    $ 484,767,154    $ 104,471,647
                                                   =============    =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            969              625            5,598            2,898
Units Redeemed ..................................           (616)            (340)          (1,142)          (2,993)
                                                   -------------    -------------    -------------    -------------
Net Increase (Decrease) .........................            353              285            4,456              (95)
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            324              197              617              374
Units Redeemed ..................................           (165)             (46)            (242)            (353)
                                                   -------------    -------------    -------------    -------------
Net Increase (Decrease) .........................            159              151              375               21
                                                   -------------    -------------    -------------    -------------



                                                      EQ/Alliance Premier Growth         EQ/Alliance Quality Bond
                                                  ---------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (2,488,634)  $  (3,322,001)   $   4,952,864    $   6,819,263
 Net realized gain (loss) on investments ........      (58,521,649)    (92,346,724)       1,477,325        1,476,226
 Change in unrealized appreciation
  (depreciation) of investments .................      (17,093,865)     14,619,551        5,479,502         (354,294)
                                                   ---------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      (78,104,148)    (81,049,174)      11,909,691        7,941,195
                                                   ---------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       25,101,420      47,227,576       27,082,888       28,580,644
  Transfers between funds including
   guaranteed interest account, net .............      (34,545,193)        (27,952)      13,812,577       54,839,638
  Transfers for contract benefit and
   terminations .................................      (17,848,054)    (17,893,460)     (24,883,388)     (14,132,061)
  Contract maintenance charges ..................         (251,635)       (227,973)        (118,427)         (54,876)
  Adjustments to net assets allocated to
   contracts in payout period ...................               --              --         (209,479)        (270,430)
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (27,543,462)     29,078,191       15,684,171       68,962,915
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........           18,742         132,619          212,530          310,847
                                                   ---------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (105,628,868)    (51,838,364)      27,806,392       77,214,957
Net Assets -- Beginning of Period ...............      253,848,521     305,686,885      169,662,362       92,447,405
                                                   ---------------   -------------    -------------    -------------
Net Assets -- End of Period .....................  $   148,219,653   $ 253,848,521    $ 197,468,754    $ 169,662,362
                                                   ===============   =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................               --              --              563              802
Units Redeemed ..................................               --              --             (508)            (460)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................               --              --               55              342
                                                   ---------------   -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            1,178           3,115              146              234
Units Redeemed ..................................           (1,686)         (2,772)             (80)             (63)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................             (508)            343               66              171
                                                   ---------------   -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Alliance Small Cap Growth (h)       EQ/Alliance Technology
                                                  ---------------------------------- ---------------------------------
                                                         2002             2001             2002             2001
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (3,672,879)  $    (633,903)   $  (1,045,562)   $  (1,346,289)
 Net realized gain (loss) on investments ........      (54,680,960)    (64,248,401)     (31,165,028)     (55,164,766)
 Change in unrealized appreciation
  (depreciation) of investments .................      (48,454,126)     10,615,925      (13,919,007)      24,015,862
                                                   ---------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     (106,807,965)    (54,266,379)     (46,129,597)     (32,495,193)
                                                   ---------------   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       39,674,054      49,791,661       13,189,832       24,690,634
  Transfers between funds including
   guaranteed interest account, net .............       (9,853,209)      7,723,325       (6,693,614)      18,801,656
  Transfers for contract benefit and
   terminations .................................      (26,018,418)    (24,773,787)      (6,355,161)      (7,178,698)
  Contract maintenance charges ..................         (321,997)       (263,201)        (107,603)         (82,030)
  Adjustments to net assets allocated to
   contracts in payout period ...................          242,179        (308,974)              --               --
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................        3,722,609      32,169,024           33,454       36,231,562
                                                   ---------------   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         (226,495)        472,214           16,493          152,330
                                                   ---------------   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (103,311,851)    (21,625,141)     (46,079,650)       3,888,699
Net Assets -- Beginning of Period ...............      337,760,923     359,386,064      107,388,606      103,499,907
                                                   ---------------   -------------    -------------    -------------
Net Assets -- End of Period .....................  $   234,449,072   $ 337,760,923    $  61,308,956    $ 107,388,606
                                                   ===============   =============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            1,054           1,643               --               --
Units Redeemed ..................................           (1,086)         (1,545)              --               --
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................              (32)             98               --               --
                                                   ---------------   -------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              175             190            2,134            3,182
Units Redeemed ..................................             (110)            (66)          (2,185)          (2,578)
                                                   ---------------   -------------    -------------    -------------
Net Increase (Decrease) .........................               61             124              (51)             604
                                                   ---------------   -------------    -------------    -------------



                                                                                         EQ/Bernstein Diversified Value
                                                           EQ/Balanced (b)(k)                         (c)
                                                  ------------------------------------- --------------------------------
                                                         2002               2001              2002             2001
                                                  ------------------ ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    5,419,683     $   19,791,122    $     137,575    $    183,661
 Net realized gain (loss) on investments ........      (69,819,217)       (47,004,667)      (7,012,216)      1,440,006
 Change in unrealized appreciation
  (depreciation) of investments .................     (128,039,996)       (23,476,770)     (23,630,627)     (4,636,504)
                                                    --------------     --------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     (192,439,530)       (50,690,315)     (30,505,268)     (3,012,837)
                                                    --------------     --------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       68,168,493         80,807,825       30,884,003      12,233,805
  Transfers between funds including
   guaranteed interest account, net .............      504,910,571        149,784,484       42,667,636     160,045,072
  Transfers for contract benefit and
   terminations .................................     (150,559,730)      (144,293,804)     (17,957,867)     (7,928,850)
  Contract maintenance charges ..................         (894,523)          (727,248)        (122,987)        (52,732)
  Adjustments to net assets allocated to
   contracts in payout period ...................       (3,013,051)        (1,690,010)              --              --
                                                    --------------     --------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      418,611,760         83,881,246       55,470,785     164,297,295
                                                    --------------     --------------    -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        7,488,017          4,361,514          107,485         225,417
                                                    --------------     --------------    -------------    ------------
Increase (Decrease) in Net Assets ...............      233,660,247         37,552,445       25,073,002     161,509,875
Net Assets -- Beginning of Period ...............    1,336,938,990      1,299,386,545      161,594,257          84,382
                                                    --------------     --------------    -------------    ------------
Net Assets -- End of Period .....................   $1,570,599,237     $1,336,938,990    $ 186,667,259    $161,594,257
                                                    ==============     ==============    =============    ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................           10,722              4,197               --              --
Units Redeemed ..................................           (5,394)            (4,385)              --              --
                                                    --------------     --------------    -------------    ------------
Net Increase (Decrease) .........................            5,328               (188)              --              --
                                                    --------------     --------------    -------------    ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              487                392            1,381           2,065
Units Redeemed ..................................             (189)              (148)            (753)           (384)
                                                    --------------     --------------    -------------    ------------
Net Increase (Decrease) .........................              298                244              628           1,681
                                                    --------------     --------------    -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Calvert Socially           EQ/Capital Guardian
                                                           Responsible                  International
                                                  ------------------------------ ---------------------------
                                                        2002           2001           2002          2001
                                                  --------------- -------------- -------------- ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (46,621)   $   91,242     $   26,814    $     579
 Net realized gain (loss) on investments ........       (689,076)     (423,780)      (353,475)     (24,378)
 Change in unrealized appreciation
  (depreciation) of investments .................       (873,936)     (337,033)      (128,044)      (6,175)
                                                   -------------    ----------     ----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................     (1,609,633)     (669,571)      (454,705)     (29,974)
                                                   -------------    ----------     ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,565,413     1,214,004      1,835,949       24,690
  Transfers between funds including
   guaranteed interest account, net .............        626,167       677,581      4,231,787       81,463
  Transfers for contract benefit and
   terminations .................................       (150,324)      (94,749)      (167,760)      (4,561)
  Contract maintenance charges ..................         (9,105)       (4,878)          (670)         (11)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,032,151     1,791,958      5,899,306      101,581
                                                   -------------    ----------     ----------    ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          2,747         2,642         16,289        1,819
                                                   -------------    ----------     ----------    ---------
Increase (Decrease) in Net Assets ...............        425,265     1,125,029      5,460,890       73,426
Net Assets -- Beginning of Period ...............      4,809,436     3,684,407        175,659      102,233
                                                   -------------    ----------     ----------    ---------
Net Assets -- End of Period .....................  $   5,234,701    $4,809,436     $5,636,549    $ 175,659
                                                   =============    ==========     ==========    =========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --            --             --           --
Units Redeemed ..................................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Net Increase (Decrease) .........................             --            --             --           --
                                                   -------------    ----------     ----------    ---------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             66            36            169            2
Units Redeemed ..................................            (38)          (18)           (89)          --
                                                   -------------    ----------     ----------    ---------
Net Increase (Decrease) .........................             28            18             80            2
                                                   -------------    ----------     ----------    ---------




                                                  EQ/Capital Guardian Research (i)  EQ/Capital Guardian U.S. Equity (g)
                                                  --------------------------------  -----------------------------------
                                                        2002             2001              2002            2001
                                                  ---------------- ---------------    --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (125,461)    $  (101,423)      $   (171,222)    $   (68,676)
 Net realized gain (loss) on investments ........     (1,890,703)       (207,417)        (4,417,250)       (299,024)
 Change in unrealized appreciation
  (depreciation) of investments .................     (9,232,906)        240,967           (841,593)        339,226
                                                   -------------     -----------       ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (11,249,070)        (67,873)        (5,430,065)        (28,474)
                                                   -------------     -----------       ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      5,999,501       3,753,733          6,095,097       2,612,650
  Transfers between funds including
   guaranteed interest account, net .............    108,860,115       5,433,268         24,179,235       5,778,317
  Transfers for contract benefit and
   terminations .................................     (2,532,827)       (625,238)        (1,766,913)       (557,376)
  Contract maintenance charges ..................        (25,030)         (3,883)           (13,852)         (3,173)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    112,301,759       8,557,880         28,493,567       7,830,418
                                                   -------------     -----------       ------------     -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        (15,538)         16,040             32,224          14,287
                                                   -------------     -----------       ------------     -----------
Increase (Decrease) in Net Assets ...............    101,037,151       8,506,047         23,095,726       7,816,231
Net Assets -- Beginning of Period ...............     14,923,115       6,417,068         12,819,855       5,003,624
                                                   -------------     -----------       ------------     -----------
Net Assets -- End of Period .....................  $ 115,960,266     $14,923,115       $ 35,915,581     $12,819,855
                                                   =============     ===========       ============     ===========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --              --                 --              --
Units Redeemed ..................................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Net Increase (Decrease) .........................             --              --                 --              --
                                                   -------------     -----------       ------------     -----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................          1,389             116                424             166
Units Redeemed ..................................            (83)            (38)               (78)            (87)
                                                   -------------     -----------       ------------     -----------
Net Increase (Decrease) .........................          1,308              78                346              79
                                                   -------------     -----------       ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Emerging Markets Equity           EQ/Equity 500 Index (a)
                                                  --------------------------------- ------------------------------------
                                                        2002             2001              2002              2001
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (877,395)  $     (834,419)  $    (2,398,571)   $   (3,793,091)
 Net realized gain (loss) on investments ........       7,694,999      (25,788,592)      (98,038,778)      (83,556,929)
 Change in unrealized appreciation
  (depreciation) of investments .................     (12,302,551)      22,953,092      (163,996,604)      (97,692,901)
                                                   --------------   --------------   ---------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................      (5,484,947)      (3,669,919)     (264,433,953)     (185,042,921)
                                                   --------------   --------------   ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       7,889,296        9,451,976        93,597,005       120,728,022
  Transfers between funds including
   guaranteed interest account, net .............       3,403,358       (8,485,947)      (79,023,238)      (73,978,055)
  Transfers for contract benefit and
   terminations .................................      (6,690,542)      (5,694,444)     (108,157,150)     (118,680,585)
  Contract maintenance charges ..................         (82,728)         (66,241)         (971,306)         (929,778)
  Adjustments to net assets allocated to
   contracts in payout period ...................              --               --         1,709,857           862,534
                                                   --------------   --------------   ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       4,519,384       (4,794,656)      (92,844,832)      (71,997,862)
                                                   --------------   --------------   ---------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          38,148           39,801        (1,699,984)         (719,518)
                                                   --------------   --------------   ---------------    --------------
Increase (Decrease) in Net Assets ...............        (927,415)      (8,424,774)     (358,978,769)     (257,760,301)
Net Assets -- Beginning of Period ...............      61,640,798       70,065,572     1,162,069,134     1,419,829,435
                                                   --------------   --------------   ---------------    --------------
Net Assets -- End of Period .....................  $   60,713,383   $   61,640,798   $   803,090,365    $1,162,069,134
                                                   ==============   ==============   ===============    ==============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              --               --             1,099             2,396
Units Redeemed ..................................              --               --            (1,608)           (2,727)
                                                   --------------   --------------   ---------------    --------------
Net Increase (Decrease) .........................              --               --              (509)             (331)
                                                   --------------   --------------   ---------------    --------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           1,459            4,566               456               426
Units Redeemed ..................................          (1,402)          (4,633)             (328)             (304)
                                                   --------------   --------------   ---------------    --------------
Net Increase (Decrease) .........................              57              (67)              128               122
                                                   --------------   --------------   ---------------    --------------



                                                        EQ/Evergreen Omega                EQ/FI Mid Cap
                                                  ------------------------------ -------------------------------
                                                        2002           2001            2002            2001
                                                  --------------- -------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $     (52,589)   $  (33,547)   $     (848,509)  $   (302,348)
 Net realized gain (loss) on investments ........       (718,019)     (463,819)       (4,471,266)    (1,386,697)
 Change in unrealized appreciation
  (depreciation) of investments .................       (380,554)       93,117        (9,090,561)      (533,190)
                                                   -------------    ----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (1,151,162)     (404,249)      (14,410,336)    (2,222,235)
                                                   -------------    ----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,093,246     1,408,249        20,726,956     19,189,101
  Transfers between funds including
   guaranteed interest account, net .............      1,150,127       780,182        19,206,255     26,066,608
  Transfers for contract benefit and
   terminations .................................       (287,614)     (264,928)       (4,385,155)    (1,525,081)
  Contract maintenance charges ..................         (5,000)       (2,342)          (56,118)       (10,386)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      1,950,759     1,921,161        35,491,938     43,720,242
                                                   -------------    ----------    --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         19,453         7,701             7,886       (275,372)
                                                   -------------    ----------    --------------   ------------
Increase (Decrease) in Net Assets ...............        819,050     1,524,613        21,089,488     41,222,635
Net Assets -- Beginning of Period ...............      3,655,706     2,131,093        51,996,043     10,773,408
                                                   -------------    ----------    --------------   ------------
Net Assets -- End of Period .....................  $   4,474,756    $3,655,706    $   73,085,531   $ 51,996,043
                                                   =============    ==========    ==============   ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --            --                --             --
Units Redeemed ..................................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Net Increase (Decrease) .........................             --            --                --             --
                                                   -------------    ----------    --------------   ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             74            48               720            692
Units Redeemed ..................................            (42)          (23)             (278)          (176)
                                                   -------------    ----------    --------------   ------------
Net Increase (Decrease) .........................             32            25               442            516
                                                   -------------    ----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/FI Small/Mid Cap Value               EQ/High Yield
                                                  --------------------------------- ---------------------------------
                                                        2002             2001             2002             2001
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (1,566,519)    $   (556,986)   $   8,615,922    $  10,031,441
 Net realized gain (loss) on investments ........     (1,870,431)       6,297,033      (19,804,444)     (29,434,578)
 Change in unrealized appreciation
  (depreciation) of investments .................    (38,052,701)      (1,415,101)       5,988,711       18,887,829
                                                   -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (41,489,651)       4,324,946       (5,199,811)        (515,308)
                                                   -------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     48,938,959       30,325,445       12,311,561       14,249,550
  Transfers between funds including
   guaranteed interest account, net .............     59,679,873       66,217,182       (6,106,937)      (1,581,506)
  Transfers for contract benefit and
   terminations .................................    (19,024,622)      (7,710,391)     (14,301,961)     (14,457,054)
  Contract maintenance charges ..................       (194,282)         (77,405)        (111,832)        (101,916)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --           63,830          (56,322)
                                                   -------------     ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     89,399,928       88,754,831       (8,145,339)      (1,947,248)
                                                   -------------     ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         22,843           73,771          (62,322)          (7,424)
                                                   -------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     47,933,120       93,153,548      (13,407,472)      (2,469,980)
Net Assets -- Beginning of Period ...............    166,315,473       73,161,925      119,699,173      122,169,153
                                                   -------------     ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 214,248,593     $166,315,473    $ 106,291,701    $ 119,699,173
                                                   =============     ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --               --              316              572
Units Redeemed ..................................             --               --             (406)            (617)
                                                   -------------     ------------    -------------    -------------
Net Increase (Decrease) .........................             --               --              (90)             (45)
                                                   -------------     ------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................          1,834            1,440               92               92
Units Redeemed ..................................         (1,016)            (604)             (57)             (47)
                                                   -------------     ------------    -------------    -------------
Net Increase (Decrease) .........................            818              836               35               45
                                                   -------------     ------------    -------------    -------------



                                                   EQ/International   EQ/J.P. Morgan
                                                   Equity Index (e)    Core Bond (e)     EQ/Janus Large Cap Growth
                                                  ------------------ ---------------- -------------------------------
                                                         2002              2002             2002            2001
                                                  ------------------ ---------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................     $   12,407       $  1,145,187    $     (531,787)  $   (414,628)
 Net realized gain (loss) on investments ........       (185,949)           427,282        (7,698,976)    (3,498,610)
 Change in unrealized appreciation
  (depreciation) of investments .................        (57,137)          (546,972)       (7,480,177)    (4,509,283)
                                                      ----------       ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................       (230,679)         1,025,497       (15,710,940)    (8,422,521)
                                                      ----------       ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,214,842          6,956,066        13,559,655     19,894,776
  Transfers between funds including
   guaranteed interest account, net .............      1,817,774         24,248,552           191,954     16,711,902
  Transfers for contract benefit and
   terminations .................................        (39,498)        (1,100,084)       (2,891,241)    (1,509,200)
  Contract maintenance charges ..................           (351)            (4,058)          (64,028)       (24,199)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,992,767         30,100,476        10,796,340     35,073,279
                                                      ----------       ------------    --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         11,017             17,973             7,020       (282,096)
                                                      ----------       ------------    --------------   ------------
Increase (Decrease) in Net Assets ...............      2,773,105         31,143,946        (4,907,580)    26,368,662
Net Assets -- Beginning of Period ...............             --                 --        42,892,195     16,523,533
                                                      ----------       ------------    --------------   ------------
Net Assets -- End of Period .....................     $2,773,105       $ 31,143,946    $   37,984,615   $ 42,892,195
                                                      ==========       ============    ==============   ============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --                 --                --             --
Units Redeemed ..................................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Net Increase (Decrease) .........................             --                 --                --             --
                                                      ----------       ------------    --------------   ------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            123                374               448            640
Units Redeemed ..................................            (89)               (83)             (254)          (159)
                                                      ----------       ------------    --------------   ------------
Net Increase (Decrease) .........................             34                291               194            481
                                                      ----------       ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Lazard Small Cap Value         EQ/Marsico Focus (d)
                                                  ---------------------------- --------------------------------
                                                        2002          2001           2002            2001
                                                  --------------- ------------ --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (60,850)   $  18,429    $   (236,218)    $   (2,917)
 Net realized gain (loss) on investments ........    (2,307,770)      42,623        (592,429)        22,090
 Change in unrealized appreciation
  (depreciation) of investments .................    (2,435,246)      10,084      (2,069,738)        26,840
                                                   ------------    ---------    ------------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    (4,803,866)      71,136      (2,898,385)        46,013
                                                   ------------    ---------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     7,874,844       74,444       7,927,546        106,685
  Transfers between funds including
   guaranteed interest account, net .............    31,390,785      475,628      35,126,769      1,282,301
  Transfers for contract benefit and
   terminations .................................    (1,543,731)     (32,007)     (2,523,076)        (2,106)
  Contract maintenance charges ..................        (6,987)         (30)         (7,025)           (11)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    37,714,911      518,035      40,524,214      1,386,869
                                                   ------------    ---------    ------------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        34,676        1,595          33,384          1,130
                                                   ------------    ---------    ------------     ----------
Increase (Decrease) in Net Assets ...............    32,945,721      590,766      37,659,213      1,434,012
Net Assets -- Beginning of Period ...............       709,899      119,133       1,434,012             --
                                                   ------------    ---------    ------------     ----------
Net Assets -- End of Period .....................  $ 33,655,620    $ 709,899    $ 39,093,225     $1,434,012
                                                   ============    =========    ============     ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            --           --              --             --
Units Redeemed ..................................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Net Increase (Decrease) .........................            --           --              --             --
                                                   ------------    ---------    ------------     ----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           436            5             797             21
Units Redeemed ..................................          (138)          --            (388)            (7)
                                                   ------------    ---------    ------------     ----------
Net Increase (Decrease) .........................           298            5             409             14
                                                   ------------    ---------    ------------     ----------



                                                    EQ/Mercury Basic Value Equity
                                                  ---------------------------------
                                                        2002             2001
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (390,897)   $   4,241,264
 Net realized gain (loss) on investments ........    (12,087,232)       2,513,191
 Change in unrealized appreciation
  (depreciation) of investments .................    (33,904,718)         155,323
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (46,382,847)       6,909,778
                                                   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     38,158,747       30,681,856
  Transfers between funds including
   guaranteed interest account, net .............     36,092,469       69,858,262
  Transfers for contract benefit and
   terminations .................................    (19,745,219)     (12,520,942)
  Contract maintenance charges ..................       (189,480)        (106,436)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --
                                                   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     54,316,517       87,912,740
                                                   -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........         14,874          107,145
                                                   -------------    -------------
Increase (Decrease) in Net Assets ...............      7,948,544       94,929,663
Net Assets -- Beginning of Period ...............    211,993,319      117,063,656
                                                   -------------    -------------
Net Assets -- End of Period .....................  $ 219,941,863    $ 211,993,319
                                                   =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................             --               --
Units Redeemed ..................................             --               --
                                                   -------------    -------------
Net Increase (Decrease) .........................             --               --
                                                   -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            912            1,052
Units Redeemed ..................................           (560)            (492)
                                                   -------------    -------------
Net Increase (Decrease) .........................            352              560
                                                   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/MFS Emerging Growth Companies
                                                  -----------------------------------
                                                         2002              2001
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (5,438,852)  $    (8,439,214)
 Net realized gain (loss) on investments ........     (157,834,988)     (412,555,487)
 Change in unrealized appreciation
  (depreciation) of investments .................      (25,694,164)       99,769,296
                                                   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................     (188,968,004)     (321,225,405)
                                                   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       49,414,946        87,749,803
  Transfers between funds including
   guaranteed interest account, net .............      (75,717,193)      (79,069,919)
  Transfers for contract benefit and
   terminations .................................      (39,323,917)      (48,357,042)
  Contract maintenance charges ..................         (626,035)         (662,574)
  Adjustments to net assets allocated to
   contracts in payout period ...................               --                --
                                                   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (66,252,199)      (40,339,732)
                                                   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........            9,270            97,588
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets ...............     (255,210,933)     (361,467,549)
Net Assets -- Beginning of Period ...............      562,256,871       923,724,420
                                                   ---------------   ---------------
Net Assets -- End of Period .....................  $   307,045,938   $   562,256,871
                                                   ===============   ===============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................               --                --
Units Redeemed ..................................               --                --
                                                   ---------------   ---------------
Net Increase (Decrease) .........................               --                --
                                                   ---------------   ---------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................              756             2,958
Units Redeemed ..................................           (1,419)           (3,216)
                                                   ---------------   ---------------
Net Increase (Decrease) .........................             (663)             (258)
                                                   ---------------   ---------------



                                                      EQ/MFS Investors Trust               EQ/Money Market
                                                  ------------------------------- ---------------------------------
                                                        2002            2001            2002             2001
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (70,396)   $    (87,536)   $      99,102    $   4,344,168
 Net realized gain (loss) on investments ........    (1,712,449)       (495,716)      (1,999,974)         918,671
 Change in unrealized appreciation
  (depreciation) of investments .................      (988,739)     (1,371,519)       2,188,244         (943,196)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (2,771,584)     (1,954,771)         287,372        4,319,643
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,063,160       2,646,242       55,990,116       81,741,089
  Transfers between funds including
   guaranteed interest account, net .............     1,867,312         993,622          301,499        4,479,469
  Transfers for contract benefit and
   terminations .................................    (1,042,458)       (934,419)     (68,555,046)     (39,803,511)
  Contract maintenance charges ..................       (12,495)         (7,747)        (173,013)        (127,011)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --           26,608         (200,017)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     2,875,519       2,697,698      (12,409,836)      46,090,019
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........        23,136          19,311          (19,764)       1,406,305
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............       127,071         762,238      (12,142,228)      51,815,967
Net Assets -- Beginning of Period ...............    10,907,887      10,145,649      208,524,152      156,708,185
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 11,034,958    $ 10,907,887    $ 196,381,924    $ 208,524,152
                                                   ============    ============    =============    =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................            --              --            4,068            5,291
Units Redeemed ..................................            --              --           (4,079)          (4,807)
                                                   ------------    ------------    -------------    -------------
Net Increase (Decrease) .........................            --              --              (11)             484
                                                   ------------    ------------    -------------    -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................            97              67              582              866
Units Redeemed ..................................           (57)            (40)            (573)            (669)
                                                   ------------    ------------    -------------    -------------
Net Increase (Decrease) .........................            40              27                9              197
                                                   ------------    ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,



                                                  EQ/Putnam Growth & Income Value  EQ/Putnam International Equity (f)
                                                  -------------------------------- -------------------------------
                                                        2002             2001            2002            2001
                                                  ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $      (10,651)  $   (281,103)   $     (187,097)   $   (7,156)
 Net realized gain (loss) on investments ........      (5,241,110)    (1,827,951)       (3,646,800)     (402,085)
 Change in unrealized appreciation
  (depreciation) of investments .................      (9,066,740)    (4,006,825)      (14,361,722)      102,303
                                                   --------------   ------------    --------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................     (14,318,501)    (6,115,879)      (18,195,619)     (306,938)
                                                   --------------   ------------    --------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       6,972,160      8,891,715        10,300,428       509,191
  Transfers between funds including
   guaranteed interest account, net .............      (3,502,050)     1,748,723        98,814,431      (148,430)
  Transfers for contract benefit and
   terminations .................................      (7,352,637)    (6,708,640)       (5,596,085)     (197,299)
  Contract maintenance charges ..................         (64,795)       (57,207)          (65,819)         (635)
  Adjustments to net assets allocated to
   contracts in payout period ...................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (3,947,322)     3,874,591       103,452,955       162,827
                                                   --------------   ------------    --------------    ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........          40,731         49,631           103,411         2,958
                                                   --------------   ------------    --------------    ----------
Increase (Decrease) in Net Assets ...............     (18,225,092)    (2,191,657)       85,360,747      (141,153)
Net Assets -- Beginning of Period ...............      71,169,139     73,360,796         1,156,424     1,297,577
                                                   --------------   ------------    --------------    ----------
Net Assets -- End of Period .....................  $   52,944,047   $ 71,169,139    $   86,517,171    $1,156,424
                                                   ==============   ============    ==============    ==========
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................              --             --                --            --
Units Redeemed ..................................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Net Increase (Decrease) .........................              --             --                --            --
                                                   --------------   ------------    --------------    ----------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................             146            232             1,475            12
Units Redeemed ..................................            (185)          (196)             (345)          (10)
                                                   --------------   ------------    --------------    ----------
Net Increase (Decrease) .........................             (39)            30             1,130             2
                                                   --------------   ------------    --------------    ----------



                                                        EQ/Putnam Voyager         EQ/Small Company Index (e)
                                                  ------------------------------ ----------------------------
                                                       2002            2001                  2002
                                                  -------------- --------------- ----------------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (9,373)    $   (5,509)          $      (9,653)
 Net realized gain (loss) on investments ........     (236,741)       (95,162)               (501,550)
 Change in unrealized appreciation
  (depreciation) of investments .................      (31,846)       (20,506)               (552,404)
                                                    ----------     ----------           -------------
 Net increase (decrease) in net assets from
  operations ....................................     (277,960)      (121,177)             (1,063,607)
                                                    ----------     ----------           -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      861,582        207,754               2,765,036
  Transfers between funds including
   guaranteed interest account, net .............      862,315       (101,154)              6,635,402
  Transfers for contract benefit and
   terminations .................................     (128,828)       (16,599)               (212,966)
  Contract maintenance charges ..................         (398)          (349)                 (1,070)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --             --                      --
                                                    ----------     ----------           -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,594,671         89,652               9,186,402
                                                    ----------     ----------           -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...........       10,920          1,170                  12,136
                                                    ----------     ----------           -------------
Increase (Decrease) in Net Assets ...............    1,327,631        (30,355)              8,134,931
Net Assets -- Beginning of Period ...............      418,230        448,585                      --
                                                    ----------     ----------           -------------
Net Assets -- End of Period .....................   $1,745,861     $  418,230           $   8,134,931
                                                    ==========     ==========           =============
Changes in Units:
Unit Activity 0.74% to 1.49% Class A
Units Issued ....................................           --             --                      --
Units Redeemed ..................................           --             --                      --
                                                    ----------     ----------           -------------
Net Increase (Decrease) .........................           --             --                      --
                                                    ----------     ----------           -------------
Unit Activity 0.90% to 1.49% Class B
Units Issued ....................................           44              3                     139
Units Redeemed ..................................          (17)            (2)                    (40)
                                                    ----------     -------------        -------------
Net Increase (Decrease) .........................           27              1                      99
                                                    ----------     ------------         -------------


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.

(b) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).

(c) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Portfolio, occurred on May 28, 2001 (See Note 5).

(d)  Commenced operations on October 22, 2001.

(e)  Commenced operations on January 14, 2002.

(f) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Putnam International Equity Portfolio occurred on April 26, 2002 (See
     Note 5).

(g) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002 (See Note 5).

(h) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002 (See Note 5).

(i) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(j) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(k) A substitution of EQ/Alliance Growth Investors Portfolio for EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQAT and VIP ("The Trusts") are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 43 variable investment options(1):

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Small/Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/Aggressive Stock
   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Premier Growth
   o EQ/Alliance Quality Bond
   o EQ/Alliance Small Cap Growth
   o EQ/Alliance Technology
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(2)
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(3)
   o EQ/Equity 500 Index
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value
   o EQ/High Yield(4)
   o EQ/International Equity Index
   o EQ/J.P. Morgan Core Bond
   o EQ/Janus Large Cap Growth
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust(5)
   o EQ/Money Market(6)
   o EQ/Putnam Growth & Income Value
   o EQ/Putnam International Equity
   o EQ/Putnam Voyager(7)
   o EQ/Small Company Index

   ----------
    (1) Effective May 18, 2001 the names of the investment options include EQ/.
    (2) Formerly known as Lazard Large Cap Value.
    (3) Formerly known as Morgan Stanley Emerging Markets Equity.
    (4) Formerly known as EQ/Alliance High Yield.
    (5) Formerly known as MFS Growth with Income.
    (6) Formerly known as EQ/Alliance Money Market.
    (7) Formerly known as EQ/Putnam Investors Growth.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amount presented for prior periods to conform these periods with the 2002 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of Equitable Life's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by The Equitable Life Assurance Society and may result in additional amounts being transferred into the variable annuity account by The Equitable Life Assurance Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:



                                                      Purchases         Sales
                                                   -------------- ----------------
   AXA Premier VIP Core Bond                           $ 79,426,664   $    9,878,524
   AXA Premier VIP Health Care                           21,855,497        4,316,932
   AXA Premier VIP International Equity                  35,721,428       18,587,029
   AXA Premier VIP Large Cap Core Equity                 19,877,484        2,821,403
   AXA Premier VIP Large Cap Growth                      27,030,353        4,385,072
   AXA Premier VIP Large Cap Value                       27,646,300        4,654,235
   AXA Premier VIP Small/Mid Cap Growth                  34,960,302        5,291,428
   AXA Premier VIP Small/Mid Cap Value                   37,082,741        5,621,623
   AXA Premier VIP Technology                            18,445,316        7,599,604
   EQ/Aggressive Stock                                  162,517,903      358,735,195
   EQ/Alliance Common Stock                             297,772,534    1,118,106,744
   EQ/Alliance Growth and Income                        294,606,029      357,565,771
   EQ/Alliance Intermediate Government Securities       192,342,017      114,230,607
   EQ/Alliance International                            542,956,365      140,743,069
   EQ/Alliance Premier Growth                            71,481,000      101,494,277
   EQ/Alliance Quality Bond                             110,973,231       89,817,374
   EQ/Alliance Small Cap Growth                         152,967,946      153,173,717
   EQ/Alliance Technology                                80,916,744       81,912,806
   EQ/Balanced                                          787,051,999      357,017,753
   EQ/Bernstein Diversified Value                       215,314,002      159,674,023
   EQ/Calvert Socially Responsible                        4,757,342        2,769,065
   EQ/Capital Guardian International                     12,442,067        6,499,658
   EQ/Capital Guardian Research                         119,988,260        7,827,490
   EQ/Capital Guardian U.S. Equity                       58,951,534       30,593,181
   EQ/Emerging Markets Equity                            96,010,576       92,330,441
   EQ/Equity 500 Index                                  289,863,699      386,010,251
   EQ/Evergreen Omega                                     5,229,121        3,311,498
   EQ/FI Mid Cap                                         55,492,024       20,841,294
   EQ/FI Small/Mid Cap Value                            197,928,063      110,072,415
   EQ/High Yield                                         56,695,989       56,287,604
   EQ/International Equity Index                         10,916,031        7,899,840
   EQ/J.P. Morgan Core Bond                              40,354,258        8,940,961
   EQ/Janus Large Cap Growth                             23,534,866       13,263,294
   EQ/Lazard Small Cap Value                             55,045,700       17,201,890
   EQ/Marsico Focus                                      79,923,530       39,602,150
   EQ/Mercury Basic Value Equity                        140,410,908       85,081,315
   EQ/MFS Emerging Growth Companies                      83,622,081      155,305,992
   EQ/MFS Investors Trust                                 7,155,222        4,326,965
   EQ/MFS Research                                       44,939,835      170,636,563
   EQ/Money Market                                      234,636,075      246,948,316
   EQ/Putnam Growth & Income Value                       17,573,557       21,490,798
   EQ/Putnam International Equity                       216,698,570      113,325,419
   EQ/Putnam Voyager                                      2,596,824        1,000,605
   EQ/Small Company Index                                12,959,543        3,770,659


                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually up to 0.25% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and VIP and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable Life oversees the activities of the investment advisors with respect to The Trusts and are responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.20% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, EQ/Money Market, and EQ/Bernstein Diversified Value; as well as a portion of EQ/Aggressive Stock, EQ/Balanced, EQ/High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable
   Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exhanges.

   --------------------------------------------------------------------------------
    November 22, 2002    Removed Portfolio    Surviving Portfolio
   --------------------------------------------------------------------------------
                         EQ/MFS Research      EQ/Capital Guardian
                         Portfolio            Research Portfolio
   --------------------------------------------------------------------------------
   Shares -- Class B          11,534,415           11,596,436
   Value -- Class B         $101,425,209         $101,425,209
   Net Assets before        $101,425,209         $ 21,716,659
   Net Assets after                              $123,141,868
   --------------------------------------------------------------------------------
                        EQ/Alliance Growth
                       Investors Portfolio    EQ/Balanced Portfolio
   --------------------------------------------------------------------------------
   Shares -- Class A          40,015,453              43,086,116
   Shares -- Class B           2,144,351               2,317,626
   Value -- Class A         $561,160,510          $  561,160,510
   Value -- Class B         $ 29,974,946          $   29,974,946
   Net Assets before        $591,135,456          $  875,859,713
   Net Assets after                               $1,466,995,169
   --------------------------------------------------------------------------------


                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


5. Substitutions (Continued)


   ---------------------------------------------------------------------------------
    November 22, 2002 (Concluded)    Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/Alliance Global    EQ/Alliance International
                                     Portfolio             Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                     32,939,561            52,552,174
   Shares -- Class B                      2,119,588             3,396,377
   Value -- Class A                    $391,311,316          $391,311,316
   Value -- Class B                    $ 24,938,608          $ 24,938,608
   Net Assets before                   $416,249,924          $ 15,715,850
   Net Assets after                                          $431,965,774

   ---------------------------------------------------------------------------------
    July 12, 2002                    Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/AXP New Dimensions EQ/Capital Guardian U.S.
                                     Portfolio             Equity Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class B                      1,635,108             1,179,225
   Value -- Class B                     $ 9,459,915          $  9,459,915
   Net Assets before                    $ 9,459,915          $ 31,464,123
   Net Assets after                                          $ 40,924,038

   ---------------------------------------------------------------------------------
                                     EQ/AXP Strategy       EQ/Alliance Small
                                     Aggressive Portfolio  Cap Growth Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                                              491,412
   Shares -- Class B                      2,223,440               195,761
   Value -- Class A                                          $  4,756,193
   Value -- Class B                     $ 6,626,347          $  1,870,154
   Net Assets before                    $ 6,626,347          $258,064,902
   Net Assets after                                          $264,691,249

   ---------------------------------------------------------------------------------
    April 26, 2002                   Removed Portfolio       Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     EQ/T. Rowe Price        EQ/Putnam International
                                  International Portfolio Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class B                     11,217,342             9,003,526
   Value -- Class B                    $ 95,272,872          $ 95,272,872
   Net Assets before                   $ 95,272,872          $  2,953,401
   Net Assets after                                          $ 98,226,273

   ---------------------------------------------------------------------------------
    May 18, 2001                     Removed Portfolio     Surviving Portfolio
   ---------------------------------------------------------------------------------
                                     Alliance Conservative
                                     Investors Portfolio   EQ/Balanced Portfolio
   ---------------------------------------------------------------------------------
   Shares -- Class A                     11,433,750
   Shares -- Class B                      1,276,271
   Value -- Class A                    $135,718,615
   Value -- Class B                    $ 15,085,439
   Net Assets before                   $150,804,054
   ---------------------------------------------------------------------------------


                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


5. Substitutions (Concluded)


   --------------------------------------------------------------------------------------
    May 18, 2001 (Concluded)   Removed Portfolio                Surviving Portfolio
   --------------------------------------------------------------------------------------
                                EQ/Evergreen Foundation
                               Portfolio                        EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A                167,949
   Shares -- Class B                 55,807
   Value -- Class A            $  1,590,482
   Value -- Class B            $    528,495
   Net Assets before           $  2,118,977

   --------------------------------------------------------------------------------------
                               EQ/Putnam Balanced Portfolio     EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A              3,319,482
   Shares -- Class B                411,048
   Value -- Class A            $ 40,995,602
   Value -- Class B            $  5,076,437
   Net Assets before           $ 46,072,039

   --------------------------------------------------------------------------------------
                               Mercury World Strategy Portfolio  EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A              1,063,403
   Shares -- Class B                133,231
   Value -- Class A            $ 10,431,985
   Value -- Class B            $  1,306,997
   Net Assets before           $ 11,738,982

   --------------------------------------------------------------------------------------
     Total Impact                                                EQ/Balanced Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class A                                                    12,044,460
   Shares -- Class B                                                     1,410,093
   Value -- Class A                                                 $  188,736,684
   Value -- Class B                                                 $   21,997,368
   Net Assets before                                                $1,275,114,897
   Net Assets after                                                 $1,485,848,949

   --------------------------------------------------------------------------------------
                               EQ/T. Rowe Price Equity           EQ/Bernstein Diversified
                               Income Portfolio                  Portfolio
   --------------------------------------------------------------------------------------
   Shares -- Class B             11,134,420                             11,996,799
   Value -- Class B            $147,320,700                         $  147,320,700
   Net Assets before           $147,320,700                         $      104,245
   Net Assets after                                                 $  147,424,945
   --------------------------------------------------------------------------------------


                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:


                                                 Mortality and                     Financial
                                                 Expense Risks   Other Expenses   Accounting     Total
                                                --------------- ---------------- ------------ ----------
Old Contracts                                       0.58%           0.16%            --           0.74%
---------------------------------------------
EQUIPLAN Contracts                                  0.58%           0.16%            --           0.74%
---------------------------------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................       0.65%           0.60%            0.24%        1.49%
All Other Funds .............................       0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 200
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ....................       1.15%           0.25%            --           1.40%
All Other Funds .............................       0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 300 and Series 400 Contracts
----------------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
EQ/Aggressive Stock
EQ/Balanced .................................       1.10%           0.25%            --           1.35%
All Other Funds* ............................       1.10%           0.24%            --           1.34%
Momentum Plus Contracts                             1.10%           0.25%            --           1.35%
----------------------------------------------
EQUI-VEST Series 500 Contracts                      1.20%           0.25%            --           1.45%
----------------------------------------------
EQUI-VEST Series 600 and 800 Contracts              0.95%           0.25%            --           1.20%
----------------------------------------------
EQUI-VEST Vantage Contracts
----------------------------------------------
0.90 All Funds ..............................       0.90%             --             --           0.90%
0.70 All Funds ..............................       0.70%             --             --           0.70%
0.50 All Funds ..............................       0.50%             --             --           0.50%
EQUI-VEST Express Series 700 Contracts              0.70%           0.25%            --           0.95%
----------------------------------------------

* During 2002 and 2001, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.


   The charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, EQ/Aggressive Stock and EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from Equitable Life's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   For Equivest Series 200 and EQUI-VEST Vantage Contract the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from Equitable Life's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2002        2001     2000     1999     1998
                                                               ------------   ------   ------   ------   -----
AXA Premier VIP Core Bond
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $ 107.64     --       --       --       --
0.70% Class B (k) ..........................................     $ 107.42     --       --       --       --
0.90% Class B (k) ..........................................     $ 107.20     --       --       --       --
0.95% Class B (k) ..........................................     $ 107.15     --       --       --       --
1.20% Class B (k) ..........................................     $ 106.88     --       --       --       --
1.34% Class B (k) ..........................................     $ 106.73     --       --       --       --
1.35% Class B (k) ..........................................     $ 106.72     --       --       --       --
1.45% Class B (k) ..........................................     $ 106.61     --       --       --       --
Net Assets (000's) .........................................     $ 44,423     --       --       --       --
Investment Income Ratio Class B** ..........................        (6.03)%   --       --       --       --
Number of units outstanding, end of period (000's) .........          416     --       --       --       --
Total Return
 Lowest 1.45% ..............................................         4.47%    --       --       --       --
 Highest 0.50% .............................................         5.44%    --       --       --       --

AXA Premier VIP Health Care
---------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  79.66     --       --       --       --
0.70% Class B (k) ..........................................     $  79.50     --       --       --       --
0.90% Class B (k) ..........................................     $  79.33     --       --       --       --
0.95% Class B (k) ..........................................     $  79.29     --       --       --       --
1.20% Class B (k) ..........................................     $  79.09     --       --       --       --
1.34% Class B (k) ..........................................     $ 103.48     --       --       --       --
1.34% Class B (k) ..........................................     $  78.98     --       --       --       --
1.35% Class B (k) ..........................................     $  78.97     --       --       --       --
1.45% Class B (k) ..........................................     $  78.89     --       --       --       --
Net Assets (000's) .........................................     $ 10,225     --       --       --       --
Investment Income Ratio Class B** ..........................           --     --       --       --       --
Number of units outstanding, end of period (000's) .........          129     --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (20.23)%   --       --       --       --
 Highest 0.50% .............................................       (19.49)%   --       --       --       --

AXA Premier VIP International Equity
------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  78.74     --       --       --       --
0.70% Class B (k) ..........................................     $  78.58     --       --       --       --
0.90% Class B (k) ..........................................     $  78.42     --       --       --       --
0.95% Class B (k) ..........................................     $  78.38     --       --       --       --
1.20% Class B (k) ..........................................     $  78.18     --       --       --       --
1.34% Class B (k) ..........................................     $  78.07     --       --       --       --
1.34% Class B (k) ..........................................     $  89.80     --       --       --       --
1.35% Class B (k) ..........................................     $  78.07     --       --       --       --
1.45% Class B (k) ..........................................     $  77.98     --       --       --       --
Net Assets (000's) .........................................     $  9,802     --       --       --       --
Investment Income Ratio Class B** ..........................           --     --       --       --       --
Number of units outstanding, end of period (000's) .........          125     --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (19.36)%   --       --       --       --
 Highest 0.50% .............................................       (18.61)%   --       --       --       --

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Core Equity
-------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  77.08      --       --       --       --
0.70% Class B (k) ..........................................     $  76.92      --       --       --       --
0.90% Class B (k) ..........................................     $  76.77      --       --       --       --
0.90% Class B (k) ..........................................     $  76.69      --       --       --       --
0.95% Class B (k) ..........................................     $  76.73      --       --       --       --
1.20% Class B (k) ..........................................     $  76.54      --       --       --       --
1.34% Class B (k) ..........................................     $  76.43      --       --       --       --
1.35% Class B (k) ..........................................     $  76.42      --       --       --       --
1.45% Class B (k) ..........................................     $  76.34      --       --       --       --
Net Assets (000's) .........................................     $  9,465      --       --       --       --
Investment Income Ratio Class B** ..........................         0.36%     --       --       --       --
Number of units outstanding, end of period (000's) .........          124      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (23.35)%    --       --       --       --
 Highest 0.50% .............................................       (22.63)%    --       --       --       --

AXA Premier VIP Large Cap Growth
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  68.45      --       --       --       --
0.70% Class B (k) ..........................................     $  68.31      --       --       --       --
0.90% Class B (k) ..........................................     $  68.17      --       --       --       --
0.95% Class B (k) ..........................................     $  68.14      --       --       --       --
1.20% Class B (k) ..........................................     $  67.96      --       --       --       --
1.34% Class B (k) ..........................................     $  67.87      --       --       --       --
1.35% Class B (k) ..........................................     $  67.86      --       --       --       --
1.45% Class B (k) ..........................................     $  67.79      --       --       --       --
Net Assets (000's) .........................................     $ 13,852      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          204      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (30.70)%    --       --       --       --
 Highest 0.50% .............................................       (30.05)%    --       --       --       --

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2002        2001     2000     1999     1998
                                                               -------------   ------   ------   ------   -----
AXA Premier VIP Large Cap Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  79.76      --       --       --       --
0.70% Class B (k) ..........................................     $  79.60      --       --       --       --
0.90% Class B (k) ..........................................     $  79.44      --       --       --       --
0.95% Class B (k) ..........................................     $  79.40      --       --       --       --
1.20% Class B (k) ..........................................     $  79.20      --       --       --       --
1.34% Class B (k) ..........................................     $  79.08      --       --       --       --
1.35% Class B (k) ..........................................     $  79.08      --       --       --       --
1.45% Class B (k) ..........................................     $  79.00      --       --       --       --
Net Assets (000's) .........................................     $ 14,348      --       --       --       --
Investment Income Ratio Class B** ..........................         0.70%     --       --       --       --
Number of units outstanding, end of period (000's) .........          182      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (19.62)%    --       --       --       --
 Highest 0.50% .............................................       (18.88)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Growth
------------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  62.53      --       --       --       --
0.70% Class B (k) ..........................................     $  62.40      --       --       --       --
0.90% Class B (k) ..........................................     $  62.27      --       --       --       --
0.95% Class B (k) ..........................................     $  62.24      --       --       --       --
1.20% Class B (k) ..........................................     $  62.08      --       --       --       --
1.34% Class B (k) ..........................................     $  93.12      --       --       --       --
1.34% Class B (k) ..........................................     $  62.00      --       --       --       --
1.35% Class B (k) ..........................................     $  62.00      --       --       --       --
1.45% Class B (k) ..........................................     $  61.93      --       --       --       --
Net Assets (000's) .........................................     $ 18,611      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          300      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (37.15)%    --       --       --       --
 Highest 0.50% .............................................       (36.57)%    --       --       --       --

AXA Premier VIP Small/Mid Cap Value
-----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................     $  74.33      --       --       --       --
0.70% Class B (k) ..........................................     $  74.18      --       --       --       --
0.90% Class B (k) ..........................................     $  74.03      --       --       --       --
0.95% Class B (k) ..........................................     $  73.99      --       --       --       --
1.20% Class B (k) ..........................................     $  73.80      --       --       --       --
1.34% Class B (k) ..........................................     $  73.70      --       --       --       --
1.34% Class B (k) ..........................................     $  94.23      --       --       --       --
1.35% Class B (k) ..........................................     $  73.69      --       --       --       --
1.45% Class B (k) ..........................................     $  73.62      --       --       --       --
Net Assets (000's) .........................................     $ 21,008      --       --       --       --
Investment Income Ratio Class B** ..........................           --      --       --       --       --
Number of units outstanding, end of period (000's) .........          285      --       --       --       --
Total Return
 Lowest 1.45% ..............................................       (24.31)%    --       --       --       --
 Highest 0.50% .............................................       (23.60)%    --       --       --       --

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                               Years Ended December 31,
                                                             -----------------------------
                                                                  2002           2001
                                                             ------------- ---------------
AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................   $  57.12               --
0.70% Class B (k) ..........................................   $  57.00               --
0.90% Class B (k) ..........................................   $  56.89               --
0.95% Class B (k) ..........................................   $  56.86               --
1.20% Class B (k) ..........................................   $  56.71               --
1.34% Class B (k) ..........................................   $  56.63               --
1.34% Class B (k) ..........................................   $  86.91               --
1.35% Class B (k) ..........................................   $  56.63               --
1.45% Class B (k) ..........................................   $  56.57               --
Net Assets (000's) .........................................   $  3,753               --
Investment Income Ratio Class B** ..........................         --               --
Number of units outstanding, end of period (000's) .........         66               --
Total Return
 Lowest 1.45% ..............................................     (44.51)%             --
 Highest 0.50% .............................................     (43.99)%             --

EQ/Aggressive Stock
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  47.48       $    67.13
1.35% Class A ..............................................   $  88.98       $   126.48
1.35% Class A ..............................................   $  84.51       $   120.13
1.45% Class A (a) ..........................................   $  47.01       $    66.89
Net Assets (000's) .........................................   $881,555       $1,468,650
Investment Income Ratio Class A & B** ......................       0.01%            0.48%
Number of units outstanding, end of period (000's) .........     16,813           19,670
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (29.72)%         (26.08)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (29.27)%         (25.98)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $  46.48               --
0.70% Class B (k) ..........................................   $  50.77               --
0.90% Class B (b) ..........................................   $  47.80       $    67.82
0.90% Class B (b) ..........................................   $  39.17               --
0.95% Class B (d) ..........................................   $  50.34       $    71.46
1.20% Class B (a) ..........................................   $  47.01       $    66.90
Net Assets (000's) .........................................   $  7,308       $   11,422
Investment Income Ratio Class A & B** ......................       0.01%            0.48%
Number of units outstanding, end of period (000's) .........        159              168
Total Return
 Lowest 1.20%,1.20%, 1.20%, 1.20%, 1.20% ...................     (29.73)%        (26.08)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................     (28.23)%        (25.85)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.74% to 1.49%*
0.74% Class A ..............................................   $ 256.52       $   385.79
0.74% Class A ..............................................   $ 277.87       $   417.89
1.40% or 1.49% Class A .....................................   $ 197.84       $   299.82
1.35% Class A ..............................................   $ 161.06       $   244.28

                                                                       Years Ended December 31,
                                                             ---------------------------------------------
                                                                   2000           1999           1998
                                                             --------------- -------------- --------------
AXA Premier VIP Technology
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................           --              --            --
0.70% Class B (k) ..........................................           --              --            --
0.90% Class B (k) ..........................................           --              --            --
0.95% Class B (k) ..........................................           --              --            --
1.20% Class B (k) ..........................................           --              --            --
1.34% Class B (k) ..........................................           --              --            --
1.34% Class B (k) ..........................................           --              --            --
1.35% Class B (k) ..........................................           --              --            --
1.45% Class B (k) ..........................................           --              --            --
Net Assets (000's) .........................................           --              --            --
Investment Income Ratio Class B** ..........................           --              --            --
Number of units outstanding, end of period (000's) .........           --              --            --
Total Return
 Lowest 1.45% ..............................................           --              --            --
 Highest 0.50% .............................................           --              --            --

EQ/Aggressive Stock
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................    $    90.70      $  105.59      $   89.92
1.35% Class A ..............................................    $   170.92      $  199.45      $  170.12
1.35% Class A ..............................................    $   162.34      $  189.44      $  161.59
1.45% Class A (a) ..........................................    $    90.49      $  105.69      $   90.25
Net Assets (000's) .........................................    $2,277,731     $3,081,933     $3,163,911
Investment Income Ratio Class A & B** ......................          0.35%          0.30%          0.43%
Number of units outstanding, end of period (000's) .........        22,456         26,033         31,521
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................        (14.38)%        17.11%         (9.75)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................        (14.10)%        17.42%         (0.91)%

EQ/Aggressive Stock
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................           --              --            --
0.70% Class B (k) ..........................................           --              --            --
0.90% Class B (b) ..........................................    $   91.46      $   106.50            --
0.90% Class B (b) ..........................................           --              --            --
0.95% Class B (d) ..........................................    $   96.42      $   112.33            --
1.20% Class B (a) ..........................................    $   90.50      $   105.70      $  90.25
Net Assets (000's) .........................................    $  20,650      $   15,660            --
Investment Income Ratio Class A & B** ......................         0.35%           0.30%         0.43%
Number of units outstanding, end of period (000's) .........          225             147            --
Total Return
 Lowest 1.20%,1.20%, 1.20%, 1.20%, 1.20% ...................       (14.38)%          6.50%        (9.75)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................        14.12%          17.12%        (9.75)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.74% to 1.49%*
0.74% Class A ..............................................    $  433.23      $   506.59     $  407.19
0.74% Class A ..............................................    $  469.28      $   548.74     $  441.07
1.40% or 1.49% Class A .....................................    $  339.28      $   399.74     $  323.75
1.35% Class A ..............................................    $  276.76      $   326.32     $  264.22


                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                  Years Ended December 31,
                                                               -------------------------------
                                                                     2002            2001
                                                               --------------- ---------------
EQ/Alliance Common Stock (Concluded)
------------------------------------
1.35% Class A ................................................    $   154.15      $   233.80
1.45% Class A (a) ............................................    $    62.45      $    94.82
Net Assets (000's) ...........................................    $3,226,657      $5,921,994
Investment Income Ratio Class A & B** ........................          0.05%           2.35%
Number of units outstanding, end of period (000's) ...........        17,309          21,028
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................        (34.01)%        (11.63)%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................        (33.51)%        (10.95)%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    52.86              --
0.70% Class B (k) ............................................    $    55.52              --
0.90% Class B (b) ............................................    $    64.63      $    97.85
0.90% Class B (b) ............................................    $    57.75              --
0.95% Class B (d) ............................................    $    55.05      $    83.37
1.20% Class B (a) ............................................    $    62.46      $    94.83
Net Assets (000's) ...........................................    $   79,564      $  127,068
Investment Income Ratio Class A & B** ........................          0.05%           2.35%
Number of units outstanding, end of period (000's) ...........         1,321           1,385
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (34.13)%        (11.82)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (31.23)%        (11.53)%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   204.07      $   262.05
1.35% Class A ................................................    $   204.30      $   262.37
1.45% Class A (a) ............................................    $    97.61      $   125.48
Net Assets (000's) ...........................................    $  752,928      $1,065,247
Investment Income Ratio Class A & B** ........................          1.32%           0.99%
Number of units outstanding, end of period (000's) ...........         3,693           4,068
Total Return
 Lowest 1.45%,1.45%, 1.45%, 1.45%, 1.45% .....................        (22.21)%         (2.73)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (22.12)%         (2.62)%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    75.41              --
0.70% Class B (k) ............................................    $    85.76              --
0.90% Class B (b) ............................................    $   100.27      $   128.51
0.95% Class B (d) ............................................    $    85.04      $   109.04
1.20% Class B (a) ............................................    $    97.62      $   125.48
Net Assets (000's) ...........................................    $   86,144      $   99,357
Investment Income Ratio Class A & B** ........................          1.32%           0.99%
Number of units outstanding, end of period (000's) ...........           923             831
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (22.21)%         (2.74)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (20.14)%         (2.43)%




                                                                         Years Ended December 31,
                                                               ---------------------------------------------
                                                                     2000           1999           1998
                                                               --------------- -------------- --------------
EQ/Alliance Common Stock (Concluded)
------------------------------------
1.35% Class A ................................................    $   264.88     $   312.31    $   252.88
1.45% Class A (a) ............................................    $   107.53     $   126.91    $   102.87
Net Assets (000's) ...........................................    $7,485,320     $9,427,745    $7,686,431
Investment Income Ratio Class A & B** ........................          0.61%          0.59%         0.61%
Number of units outstanding, end of period (000's) ...........        23,518         25,132        25,149
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................        (15.12)%        23.47%        27.62%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................        (14.48)%        24.41%        28.60%

EQ/Alliance Common Stock
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --             --            --
0.70% Class B (k) ............................................            --             --            --
0.90% Class B (b) ............................................    $   110.60     $   130.14            --
0.90% Class B (b) ............................................            --             --            --
0.95% Class B (d) ............................................    $    94.30     $   111.02            --
1.20% Class B (a) ............................................    $   107.54     $   126.92    $   102.87
Net Assets (000's) ...........................................    $  128,180     $   46,426            --
Investment Income Ratio Class A & B** ........................          0.35%          0.30%         0.43%
Number of units outstanding, end of period (000's) ...........         1,222            363            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (15.27)%        11.02%         2.87%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (15.01)%        30.14%         2.87%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   269.09     $   250.31    $   213.81
1.35% Class A ................................................    $   269.45     $   250.67    $   214.14
1.45% Class A (a) ............................................    $   129.00     $   120.13    $   102.73
Net Assets (000's) ...........................................    $  983,264     $  857,933    $  596,027
Investment Income Ratio Class A & B** ........................          0.91%          0.27%         0.33%
Number of units outstanding, end of period (000's) ...........         3,657          3,430         2,789
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................          7.38%         16.94%         2.73%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................          7.50%         17.07%        19.25%

EQ/Alliance Growth and Income
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --             --            --
0.70% Class B (k) ............................................            --             --            --
0.90% Class B (b) ............................................    $   131.71     $   122.29            --
0.95% Class B (d) ............................................    $   111.81     $   103.87            --
1.20% Class B (a) ............................................    $   129.01     $   120.14    $   102.73
Net Assets (000's) ...........................................    $   52,120     $    7,611            --
Investment Income Ratio Class A & B** ........................          0.91%          0.27%         0.33%
Number of units outstanding, end of period (000's) ...........           423             65            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................          7.38%         16.95%         2.73%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................          7.70%         22.29%         2.73%


                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                              Years Ended December 31,
                                                             ---------------------------
                                                                  2002          2001
                                                             ------------- -------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.74% to 1.45%*
0.74% Class A ..............................................   $  74.44      $   68.67
1.34% Class A ..............................................   $ 154.25      $  143.62
1.35% Class A ..............................................   $ 148.72      $  138.49
1.45% Class A (a) ..........................................   $ 125.44      $  116.92
Net Assets (000's) .........................................   $155,586      $  94,476
Investment Income Ratio Class A & B** ......................       5.39%          4.91%
Number of units outstanding, end of period (000's) .........      1,033            680
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       7.28%          6.58%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% .................       8.41%          7.73%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $ 120.24             --
0.70% Class B (k) ..........................................   $ 125.51             --
0.90% Class B (b) ..........................................   $ 127.05      $  118.06
0.95% Class B (d) ..........................................   $ 124.46      $  115.71
1.20% Class B (a) ..........................................   $ 125.45      $  116.93
Net Assets (000's) .........................................   $ 42,385      $  20,964
Investment Income Ratio Class A & B** ......................       5.39%          4.91%
Number of units outstanding, end of period (000's) .........        339            180
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       7.29%          6.58%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       7.02%          6.91%

EQ/Alliance International (o)
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  82.20      $   92.48
1.35% Class A ..............................................   $  82.14      $   92.42
1.45% Class A (a) ..........................................   $  64.65      $   72.82
Net Assets (000's) .........................................   $452,054      $  96,619
Investment Income Ratio Class A & B** ......................         --           1.61%
Number of units outstanding, end of period (000's) .........      5,501          1,045
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (11.21)%       (24.00)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (11.11)%       (23.91)%

EQ/Alliance International (o)
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $  62.95             --
0.70% Class B (k) ..........................................   $  65.79             --
0.90% Class B (b) ..........................................   $  67.72      $   76.02
0.95% Class B (d) ..........................................   $  65.24      $   73.27
1.20% Class B (a) ..........................................   $  64.53      $   72.66
Net Assets (000's) .........................................   $ 30,424      $   6,863
Investment Income Ratio Class A & B** ......................         --           1.61%
Number of units outstanding, end of period (000's) .........        469             94
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................     (11.19)%       (24.23)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................      (9.35)%       (24.00)%



                                                                     Years Ended December 31,
                                                             -----------------------------------------
                                                                  2000          1999          1998
                                                             ------------- ------------- -------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.74% to 1.45%*
0.74% Class A ..............................................   $  63.74      $  58.63      $  58.81
1.34% Class A ..............................................   $ 134.60      $ 124.96      $ 126.48
1.35% Class A ..............................................   $ 129.80      $ 120.52      $ 122.00
1.45% Class A (a) ..........................................   $ 109.70      $ 101.96      $ 103.32
Net Assets (000's) .........................................   $ 50,169      $ 56,849      $ 53,503
Investment Income Ratio Class A & B** ......................       5.64%         5.15%         5.15%
Number of units outstanding, end of period (000's) .........        395           480           450
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       7.59%        (1.32)%        3.32%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% .................       8.72%        (0.31)%        7.26%

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................         --            --            --
0.70% Class B (k) ..........................................         --            --            --
0.90% Class B (b) ..........................................   $ 110.43      $ 102.33            --
0.95% Class B (d) ..........................................   $ 108.29      $ 100.40            --
1.20% Class B (a) ..........................................   $ 109.71      $ 101.97      $ 103.32
Net Assets (000's) .........................................   $  3,169      $    710            --
Investment Income Ratio Class A & B** ......................       5.64%         5.15%         5.15%
Number of units outstanding, end of period (000's) .........         29             7            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       7.59%        (1.31)%        3.32%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       7.92%         2.33%         3.32%

EQ/Alliance International (o)
-----------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $ 121.54      $ 160.04      $ 117.72
1.35% Class A ..............................................   $ 121.48      $ 159.96      $ 117.68
1.45% Class A (a) ..........................................   $  95.81      $ 126.29      $  93.00
Net Assets (000's) .........................................   $138,523      $168,324      $129,490
Investment Income Ratio Class A & B** ......................       0.46%           --          1.81%
Number of units outstanding, end of period (000's) .........      1,140         1,052         1,100
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................     (24.13)%       35.80%        (7.00)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................     (24.06)%       35.94%         9.08%

EQ/Alliance International (o)
-----------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................         --            --            --
0.70% Class B (k) ..........................................         --            --            --
0.90% Class B (b) ..........................................   $ 100.03      $ 131.34            --
0.95% Class B (d) ..........................................   $  96.46      $ 126.71            --
1.20% Class B (a) ..........................................   $  95.90      $ 126.30      $  93.00
Net Assets (000's) .........................................   $  7,035      $  1,031            --
Investment Income Ratio Class A & B** ......................       0.46%           --          1.81%
Number of units outstanding, end of period (000's) .........         73             8            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................     (24.07)%       35.81%        (7.00)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................     (23.84)%       31.34%        (7.00)%

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2002          2001          2000          1999         1998
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Premier Growth
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ..........................................   $  44.22            --            --            --            --
0.70% Class B (k) ..........................................   $  48.79            --            --            --            --
0.90% Class B (c) ..........................................   $  48.46      $  71.03      $  94.27      $ 116.55            --
0.95% Class B (d) ..........................................   $  48.38      $  70.94      $  94.20      $ 116.53            --
1.20% Class B (c) ..........................................   $  47.97      $  70.52      $  93.88      $ 116.42            --
1.34% Class B (c) ..........................................   $  47.74      $  70.28      $  93.70      $ 116.36            --
1.35% Class B (c) ..........................................   $  47.72      $  70.27      $  93.68      $ 116.36            --
1.45% Class B (c) ..........................................   $  47.56      $  70.10      $  93.56      $ 116.32            --
Net Assets (000's) .........................................   $148,022      $253,526      $305,650      $112,177            --
Investment Income Ratio Class B** ..........................         --          0.01%         0.82%         0.80%           --
Number of units outstanding, end of period (000's) .........      3,095         3,603         3,260           964            --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% .........................     (32.15)%      (25.07)%      (19.57)%       16.32%           --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ........................     (29.15)%      (24.65)%      (19.12)%       16.55%           --

EQ/Alliance Quality Bond
------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $ 157.39      $ 147.79      $ 138.33      $ 125.76      $ 130.07
1.35% Class A ..............................................   $ 165.98      $ 155.87      $ 145.91      $ 132.67      $ 137.23
1.45% Class A (a) ..........................................   $ 124.83      $ 117.34      $ 109.96      $ 100.08      $ 103.62
Net Assets (000's) .........................................   $160,021      $142,202      $ 85,769      $ 85,548      $ 80,977
Investment Income Ratio Class A & B** ......................       4.01%         6.63%         6.24%         5.27%         5.60%
Number of units outstanding, end of period (000's) .........      1,015           960           618           678           620
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ..................       6.38%         6.72%         9.87%        (3.42)%        3.62%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% .................       6.49%         6.83%         9.99%        (3.31)%        7.23%

EQ/Alliance Quality Bond
------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ..........................................   $ 120.40            --            --            --            --
0.70% Class B (k) ..........................................   $ 125.91            --            --            --            --
0.90% Class B (b) ..........................................   $ 126.38      $ 118.44      $ 110.65      $ 100.33            --
0.95% Class B (d) ..........................................   $ 124.85      $ 117.07      $ 109.43      $  99.28            --
1.20% Class B (a) ..........................................   $ 124.90      $ 117.42      $ 110.03      $ 100.07      $ 103.62
Net Assets (000's) .........................................   $ 36,469      $ 26,498      $  6,037      $    998            --
Investment Income Ratio Class A & B** ......................       4.01%         6.63%         6.24%         5.27%         5.60%
Number of units outstanding, end of period (000's) .........        292           226            55            10            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ..................       6.37%         6.72%         9.95%         0.33%         3.62%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% .................       5.93%         7.04%        10.29%        (3.43)%        3.62%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ..............................................   $  99.61      $ 144.40      $ 168.29      $ 149.64      $ 118.57
1.35% Class A ..............................................   $  99.56      $ 144.34      $ 168.23      $ 149.59      $ 118.55
1.45% Class A (a) ..........................................   $  72.71      $ 105.52      $ 123.11      $ 109.59      $  86.93
Net Assets (000's) .........................................   $205,395      $302,370      $335,817      $156,783      $138,814
Investment Income Ratio Class A & B** ......................         --          1.04%           --            --          0.02%
Number of units outstanding, end of period (000's) .........      2,062         2,094         1,996         1,048         1,171
Total Return ...............................................

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                  Years Ended December 31,
                                                               -------------------------------
                                                                     2002            2001
                                                               --------------- ---------------
EQ/Alliance Small Cap Growth (m) (Concluded)
--------------------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (31.09)%        (14.29)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (31.02)%        (14.20)%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    52.55              --
0.70% Class B (k) ............................................    $    88.17              --
0.90% Class B (b) ............................................    $    73.89      $   106.88
0.95% Class B (d) ............................................    $    87.42      $   126.52
1.20% Class B (a) ............................................    $    72.72      $   105.51
Net Assets (000's) ...........................................    $   28,243      $   34,050
Investment Income Ratio Class A & B** ........................            --            1.04%
Number of units outstanding, end of period (000's) ...........           358             297
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (31.08)%        (14.29)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (29.03)%        (14.02)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................    $    33.73              --
0.70% Class B (k) ............................................    $    29.30              --
0.90% Class B (e) ............................................    $    29.14      $    49.65
0.95% Class B (e) ............................................    $    29.10      $    49.61
1.20% Class B (e) ............................................    $    28.90      $    49.39
1.34% Class B (e) ............................................    $    28.78      $    49.27
1.35% Class B (e) ............................................    $    28.78      $    49.26
1.45% Class B (e) ............................................    $    28.70      $    49.18
Net Assets (000's) ...........................................    $   61,069      $  106,996
Investment Income Ratio Class B** ............................            --            0.01%
Number of units outstanding, end of period (000's) ...........         2,119           2,170
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................        (41.64)%        (25.54)%
 Highest 0.50%, 0.90%, 0.90% .................................        (41.40)%        (25.12)%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.45%*
1.34% Class A ................................................    $    42.91      $    49.61
1.35% Class A ................................................    $   149.96      $   173.76
1.35% Class A ................................................    $   149.01      $   172.66
1.45% Class A (a) ............................................    $    96.40      $   111.81
Net Assets (000's) ...........................................    $1,493,481      $1,285,472
Investment Income Ratio Class A & B** ........................          1.47%           2.61%
Number of units outstanding, end of period (000's) ...........        27,370          22,042
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (13.78)%         (3.27)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (13.50)%         (2.91)%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................    $    82.10              --
0.70% Class B (k) ............................................    $    89.58              --
0.90% Class B (b) ............................................    $    99.02       $  114.50



                                                                         Years Ended December 31,
                                                               ---------------------------------------------
                                                                     2000           1999           1998
                                                               --------------- -------------- --------------
EQ/Alliance Small Cap Growth (m) (Concluded)
--------------------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................         12.34%          26.07%       (13.07)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................         12.46%          26.20%        (5.56)%

EQ/Alliance Small Cap Growth (m)
--------------------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --              --            --
0.70% Class B (k) ............................................            --              --            --
0.90% Class B (b) ............................................    $   124.31      $   110.37            --
0.95% Class B (d) ............................................    $   147.23      $   130.79            --
1.20% Class B (a) ............................................    $   123.09      $   109.62      $  86.94
Net Assets (000's) ...........................................    $   22,830      $      902            --
Investment Income Ratio Class A & B** ........................            --              --          0.02%
Number of units outstanding, end of period (000's) ...........           173               8            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................         12.29%          26.09%       (13.06)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................         12.63%          10.37%       (13.06)%

EQ/Alliance Technology
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................            --              --            --
0.70% Class B (k) ............................................            --              --            --
0.90% Class B (e) ............................................    $    66.31              --            --
0.95% Class B (e) ............................................    $    66.29              --            --
1.20% Class B (e) ............................................    $    66.17              --            --
1.34% Class B (e) ............................................    $    66.10              --            --
1.35% Class B (e) ............................................    $    66.10              --            --
1.45% Class B (e) ............................................    $    66.05              --            --
Net Assets (000's) ...........................................    $  103,541              --            --
Investment Income Ratio Class B** ............................            --              --            --
Number of units outstanding, end of period (000's) ...........         1,566              --            --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................        (33.95)%            --            --
 Highest 0.50%, 0.90%, 0.90% .................................        (33.69)%            --            --

EQ/Balanced (i) (p)
-------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $    51.10      $    52.39    $    45.07
1.35% Class A ................................................    $   179.45      $   184.34    $   158.63
1.35% Class A ................................................    $   178.32      $   183.18    $   157.63
1.45% Class A (a) ............................................    $   115.59      $   118.86    $   102.39
Net Assets (000's) ...........................................    $1,275,254      $1,436,827    $1,322,229
Investment Income Ratio Class A & B** ........................         3.14%            2.75%         2.63%
Number of units outstanding, end of period (000's) ...........        22,230          24,478        26,486
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (2.75)%          16.09%         2.39%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (2.46)%          16.24%        16.58%

EQ/Balanced (i) (p)
-------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................           --               --            --
0.70% Class B (k) ............................................           --               --            --
0.90% Class B (b) ............................................    $  118.02       $   121.00            --

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Balanced (i) (p) (Concluded)
-------------------------------
0.90% Class B (b) ............................................   $  86.02            --
0.95% Class B (d) ............................................   $  88.83      $ 102.76
1.20% Class B (a) ............................................   $  96.39      $ 111.79
Net Assets (000's) ...........................................   $ 69,620      $ 48,578
Investment Income Ratio Class A & B** ........................       1.47%         2.61%
Number of units outstanding, end of period (000's) ...........        743           445
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................     (13.78)%       (3.27)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (12.38)%       (2.98)%

EQ/Bernstein Diversified Value (j)
----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  89.18            --
0.70% Class B (k) ............................................   $  82.19            --
0.90% Class B (f) ............................................   $  81.63      $  95.39
0.95% Class B (f) ............................................   $  86.43      $ 101.04
1.20% Class B (f) ............................................   $  80.81      $  94.71
1.34% Class B (c) ............................................   $  80.42      $  94.39
1.35% Class B (c) ............................................   $  80.39      $  94.36
1.45% Class B (f) ............................................   $  85.70      $ 100.70
Net Assets (000's) ...........................................   $186,392      $158,997
Investment Income Ratio Class B** ............................       1.38%         1.37%
Number of units outstanding, end of period (000's) ...........      2,309         1,681
Total Return
 Lowest 1.45%, 1.45%, 1.35% ..................................     (14.89)%       (2.43)%
 Highest 0.50%, 0.90%, 1.35% .................................     (13.16)%       (2.09)%

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  57.22            --
0.70% Class B (k) ............................................   $  64.32            --
0.90% Class B (c) ............................................   $  63.89      $  87.65
0.95% Class B (k) ............................................   $  81.77            --
1.20% Class B (c) ............................................   $  63.23      $  87.02
1.34% Class B (c) ............................................   $  62.93      $  86.73
1.35% Class B (c) ............................................   $  62.91      $  86.71
1.45% Class B (k) ............................................   $  81.26            --
Net Assets (000's) ...........................................   $  3,909      $  2,862
Investment Income Ratio Class B** ............................         --          2.86%
Number of units outstanding, end of period (000's) ...........         61            33
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (27.52)%      (15.85)%
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (27.00)%      (15.47)%

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  61.65            --
0.70% Class B (k) ............................................   $  69.13            --
0.90% Class B (c) ............................................   $  68.67      $  81.56
0.95% Class B (k) ............................................   $  84.22            --
1.20% Class B (k) ............................................   $  67.97            --



                                                                      Years Ended December 31,
                                                               ---------------------------------------
                                                                    2000         1999         1998
                                                               ------------- ------------ ------------
EQ/Balanced (i) (p) (Concluded)
-------------------------------
0.90% Class B (b) ............................................          --           --           --
0.95% Class B (d) ............................................   $  105.98    $  108.71           --
1.20% Class B (a) ............................................   $  115.59    $  118.86     $ 102.39
Net Assets (000's) ...........................................   $  23,067    $   9,389           --
Investment Income Ratio Class A & B** ........................        3.14%        2.75%        2.63%
Number of units outstanding, end of period (000's) ...........         201           78           --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       (2.75)%      16.09%        2.39%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       (2.46)%      21.00%        2.39%

EQ/Bernstein Diversified Value (j)
----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (f) ............................................          --           --           --
0.95% Class B (f) ............................................          --           --           --
1.20% Class B (f) ............................................          --           --           --
1.34% Class B (c) ............................................   $   95.93           --           --
1.35% Class B (c) ............................................   $   95.93           --           --
1.45% Class B (f) ............................................          --           --           --
Net Assets (000's) ...........................................          --           --           --
Investment Income Ratio Class B** ............................        1.39%          --           --
Number of units outstanding, end of period (000's) ...........          --           --           --
Total Return
 Lowest 1.45%, 1.45%, 1.35% ..................................       (4.07)%         --           --
 Highest 0.50%, 0.90%, 1.35% .................................       (4.07)%         --           --

EQ/Calvert Socially Responsible
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (c) ............................................   $  103.69    $  107.76            --
0.95% Class B (k) ............................................          --           --           --
1.20% Class B (c) ............................................   $  103.26    $  107.64            --
1.34% Class B (c) ............................................   $  103.06    $  107.58            --
1.35% Class B (c) ............................................   $  103.04    $  107.57            --
1.45% Class B (k) ............................................          --           --           --
Net Assets (000's) ...........................................   $   1,546    $     430           --
Investment Income Ratio Class B** ............................        6.60%        1.61%          --
Number of units outstanding, end of period (000's) ...........          15            4           --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................       (4.21)%       7.57%          --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................       (3.78)%       7.76%          --

EQ/Capital Guardian International
---------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --           --           --
0.70% Class B (k) ............................................          --           --           --
0.90% Class B (c) ............................................   $  104.07    $  129.76            --
0.95% Class B (k) ............................................          --           --           --
1.20% Class B (k) ............................................          --           --           --

                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2002          2001         2000         1999         1998
                                                               ------------- ------------- ------------ ------------ -----------
EQ/Capital Guardian International (Concluded)
---------------------------------------------
1.34% Class B (c) ............................................   $  67.65      $  80.71      $ 103.41    $  129.55          --
1.35% Class B (c) ............................................   $  67.62      $  80.69      $ 103.40    $  129.55          --
1.45% Class B (k) ............................................   $  83.76            --            --           --          --
Net Assets (000's) ...........................................   $  5,617      $    162            --           --          --
Investment Income Ratio Class B** ............................       2.20%         1.93%         0.43%          --          --
Number of units outstanding, end of period (000's) ...........         82             2            --           --          --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (16.28)%      (21.96)%      (20.19)%      29.55%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (14.59)%      (21.63)%      (19.80)%      29.76%         --

EQ/Capital Guardian Research (n)
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  73.83            --            --           --          --
0.70% Class B (k) ............................................   $  81.93            --            --           --          --
0.90% Class B (c) ............................................   $  81.38      $ 109.00      $ 112.26    $  106.96          --
0.95% Class B (d) ............................................   $  81.24      $ 108.87      $ 112.19    $  106.94          --
1.20% Class B (c) ............................................   $  80.55      $ 108.22      $ 111.80    $  106.84          --
1.34% Class B (c) ............................................   $  80.17      $ 107.86      $ 111.59    $  106.78          --
1.35% Class B (c) ............................................   $  80.14      $ 107.84      $ 111.57    $  106.78          --
1.45% Class B (c) ............................................   $  79.87      $ 107.58      $ 111.42    $  106.74          --
Net Assets (000's) ...........................................   $115,919      $ 14,798      $  6,589    $     961          --
Investment Income Ratio Class B** ............................       0.50%         0.27%         2.11%        0.50%         --
Number of units outstanding, end of period (000's) ...........      1,445           137            59            9          --
Total Return .................................................
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (25.76)%       (3.45)%        4.38%        6.74%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (22.82)%       (2.90)%        4.96%        6.96%         --

EQ/Capital Guardian U.S. Equity (l)
-----------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  74.48            --            --           --          --
0.70% Class B (k) ............................................   $  77.29            --            --           --          --
0.90% Class B (c) ............................................   $  76.77      $ 101.25      $ 104.51    $  101.81          --
0.95% Class B (d) ............................................   $  76.64      $ 101.37      $ 104.44    $  101.79          --
1.20% Class B (c) ............................................   $  75.99      $ 100.76      $ 104.08    $  101.69          --
1.34% Class B (c) ............................................   $  75.63      $ 100.43      $ 103.88    $  101.64          --
1.35% Class B (c) ............................................   $  75.60      $ 100.40      $ 103.87    $  101.64          --
1.45% Class B (c) ............................................   $  75.34      $ 100.16      $ 103.72    $  101.60          --
Net Assets (000's) ...........................................   $ 35,863      $ 12,769      $  4,990    $   1,423          --
Investment Income Ratio Class B** ............................       0.59%         0.41%         2.41%        1.27%         --
Number of units outstanding, end of period (000's) ...........        473           127            48           14          --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (24.78)%       (3.43)%        4.49%        6.78%         --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (22.46)%       (3.12)%        2.65%        1.79%         --

EQ/Emerging Markets Equity
--------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  70.62            --            --           --          --
0.70% Class B (k) ............................................   $  88.09            --            --           --          --
0.90% Class B (b) ............................................   $ 103.54      $ 111.05      $ 118.14    $  198.84          --
0.95% Class B (d) ............................................   $  76.80      $  82.40      $  87.82    $  147.71          --
1.20% Class B (a) ............................................   $  81.32      $  87.48      $  93.36    $  157.61     $ 81.49

                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               -----------------------------
                                                                    2002           2001
                                                               ------------- ---------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
1.34% Class B (a) ............................................   $  56.74       $   61.12
1.34% Class B (k) ............................................   $  90.59              --
1.35% Class B (a) ............................................   $  85.53       $   92.15
1.45% Class B (a) ............................................   $  80.41       $   86.72
Net Assets (000's) ...........................................   $ 60,620       $  61,468
Investment Income Ratio Class B** ............................         --              --
Number of units outstanding, end of period (000's) ...........      1,023             966
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      (7.27)%         (6.53)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................      (8.45)%         (6.01)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $ 191.65       $   249.66
1.35% Class A ................................................   $ 191.48       $   249.47
1.45% Class A (a) ............................................   $  72.93       $    95.12
Net Assets (000's) ...........................................   $753,523       $1,108,749
Investment Income Ratio Class A & B** ........................       1.07%            1.00%
Number of units outstanding, end of period (000's) ...........      3,939            4,448
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (23.32)%         (13.23)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................     (23.23)%         (13.13)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $  62.27               --
0.70% Class B (k) ............................................   $  63.97               --
0.90% Class B (b) ............................................   $  75.18       $    97.75
0.95% Class B (b) ............................................   $  63.43       $    82.52
1.20% Class B (a) ............................................   $  72.94       $    95.13
Net Assets (000's) ...........................................   $ 45,105       $   47,067
Investment Income Ratio Class A & B** ........................       1.07%            1.00%
Number of units outstanding, end of period (000's) ...........        641              513
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................     (23.32)%         (13.23)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (22.13)%         (12.96)%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  56.66               --
0.70% Class B (k) ............................................   $  58.23               --
0.90% Class B (c) ............................................   $  57.84       $    76.82
0.95% Class B (d) ............................................   $  57.74       $    76.72
1.20% Class B (c) ............................................   $  57.25       $    76.26
1.34% Class B (c) ............................................   $  56.98       $    76.01
1.35% Class B (c) ............................................   $  56.96       $    75.99
1.45% Class B (c) ............................................   $  56.76       $    75.81
Net Assets (000's) ...........................................   $  4,434       $    3,577
Investment Income Ratio Class B** ............................         --             0.01%
Number of units outstanding, end of period (000's) ...........         79               47
Total Return



                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                     2000            1999            1998
                                                               --------------- --------------- ---------------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
1.34% Class B (a) ............................................    $    65.32      $   110.43      $    57.18
1.34% Class B (k) ............................................            --              --              --
1.35% Class B (a) ............................................    $    98.49      $   166.52      $    86.23
1.45% Class B (a) ............................................    $    92.78      $   157.03      $    81.40
Net Assets (000's) ...........................................    $   69,976      $   68,983      $   12,494
Investment Income Ratio Class B** ............................          7.62%           1.78%           0.40%
Number of units outstanding, end of period (000's) ...........         1,033             615             218
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (40.92)%        (92.91)%        (18.60)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................        (40.58)%         93.98%         (13.58)%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................    $   287.40      $   322.15      $   271.24
1.35% Class A ................................................    $   287.20      $   321.97      $   271.11
1.45% Class A (a) ............................................    $   109.62      $   123.01      $   103.68
Net Assets (000's) ...........................................    $1,371,123      $1,631,943      $1,148,752
Investment Income Ratio Class A & B** ........................          0.66%           1.05%           1.15%
Number of units outstanding, end of period (000's) ...........         4,779           5,074           4,240
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        (10.89)%         18.64%           3.68%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................        (10.78)%         18.76%          26.36%

EQ/Equity 500 Index (h)
-----------------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................            --              --              --
0.70% Class B (k) ............................................            --              --              --
0.90% Class B (b) ............................................    $   112.30       $  125.64              --
0.95% Class B (b) ............................................    $    94.85       $  106.17              --
1.20% Class B (a) ............................................    $   109.63       $  123.02       $  103.69
Net Assets (000's) ...........................................    $   41,860       $  13,766              --
Investment Income Ratio Class A & B** ........................          0.66%           1.05%           1.15%
Number of units outstanding, end of period (000's) ...........           391             112              --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................        (10.88)%         18.64%           3.69%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................        (10.62)%         25.64%           3.69%

EQ/Evergreen Omega
------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................            --              --              --
0.70% Class B (k) ............................................            --              --              --
0.90% Class B (c) ............................................    $    93.40       $  106.75              --
0.95% Class B (d) ............................................    $    93.34       $  106.73              --
1.20% Class B (c) ............................................    $    93.02       $  106.63              --
1.34% Class B (c) ............................................    $    92.84       $  106.57              --
1.35% Class B (c) ............................................    $    92.82       $  106.57              --
1.45% Class B (c) ............................................    $    93.33       $  106.53              --
Net Assets (000's) ...........................................    $    2,043       $     533              --
Investment Income Ratio Class B** ............................          0.36%           1.29%             --
Number of units outstanding, end of period (000's) ...........            22               5              --
Total Return

                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                 Years Ended December 31,
                                                               -----------------------------
                                                                    2002           2001
                                                               -------------- --------------
EQ/Evergreen Omega (Concluded)
------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (25.12)%       (18.77)%
 Highest 0.50% 0.90%, 0.90%, 0.90%, ..........................      (22.68)%       (17.75)%

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $   71.73             --
0.70% Class B (k) ............................................   $   69.75             --
0.90% Class B (f) ............................................   $   69.42      $   85.92
0.95% Class B (f) ............................................   $   69.34      $   85.86
1.20% Class B (f) ............................................   $   68.93      $   85.57
1.34% Class B (f) ............................................   $   68.70      $   85.41
1.35% Class B (f) ............................................   $   68.69      $   85.40
1.45% Class B (f) ............................................   $   68.53      $   85.28
Net Assets (000's) ...........................................   $  73,034      $  52,918
Investment Income Ratio Class B** ............................        0.02%          0.23%
Number of units outstanding, end of period (000's) ...........       1,061            619
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................      (19.65)%       (14.68)%
 Highest 0.50%, 0.90%, 0.90% .................................      (15.36)%       (14.19)%

EQ/FI Small/Mid Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $   95.25             --
0.70% Class B (k) ............................................   $   76.93             --
0.90% Class B (b) ............................................   $   94.35      $  111.62
0.95% Class B (d) ............................................   $   96.15      $  113.81
1.20% Class B (a) ............................................   $   74.98      $   88.97
1.34% Class B ................................................   $   94.29      $  112.05
1.35% Class B (a) ............................................   $   74.70      $   88.78
1.45% Class B (a) ............................................   $   74.14      $   88.20
Net Assets (000's) ...........................................   $ 214,099      $ 166,025
Investment Income Ratio Class B** ............................        0.57%          0.75%
Number of units outstanding, end of period (000's) ...........       2,329          1,511
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      (15.94)%         2.49%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................      (13.55)%         3.06%

EQ/High Yield
-------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $  123.58      $  128.74
1.35% Class A ................................................   $  131.83      $  137.35
1.45% Class A (a) ............................................   $   72.96      $   76.09
Net Assets (000's) ...........................................   $  94,701      $ 110,339
Investment Income Ratio Class A & B** ........................        9.00%          9.64%
Number of units outstanding, end of period (000's) ...........         764            854
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       (4.12)%        (0.52)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................       (4.00)%        (0.41)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $   91.03             --



                                                                        Years Ended December 31,
                                                               ------------------------------------------
                                                                    2000           1999          1998
                                                               -------------- ------------- -------------
EQ/Evergreen Omega (Concluded)
------------------------------
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (12.39)%        6.53%           --
 Highest 0.50% 0.90%, 0.90%, 0.90%, ..........................      (12.51)%        6.75%           --

EQ/FI Mid Cap
-------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --            --            --
0.70% Class B (k) ............................................          --            --            --
0.90% Class B (f) ............................................   $  100.13            --            --
0.95% Class B (f) ............................................   $  100.11            --            --
1.20% Class B (f) ............................................   $  100.02            --            --
1.34% Class B (f) ............................................   $   99.98            --            --
1.35% Class B (f) ............................................   $   99.98            --            --
1.45% Class B (f) ............................................   $   99.95            --            --
Net Assets (000's) ...........................................   $  10,299            --            --
Investment Income Ratio Class B** ............................        0.41%           --            --
Number of units outstanding, end of period (000's) ...........         103            --            --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................       (0.05)%          --            --
 Highest 0.50%, 0.90%, 0.90% .................................        0.13%           --            --

EQ/FI Small/Mid Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................          --            --            --
0.70% Class B (k) ............................................          --            --            --
0.90% Class B (b) ............................................   $  108.31      $ 103.94            --
0.95% Class B (d) ............................................   $  110.49      $ 106.09            --
1.20% Class B (a) ............................................   $   86.60      $  83.36      $  82.88
1.34% Class B ................................................   $  109.21      $ 105.28      $ 104.82
1.35% Class B (a) ............................................   $   86.54      $  83.43      $  83.08
1.45% Class B (a) ............................................   $   86.06      $  83.05      $  82.78
Net Assets (000's) ...........................................   $  73,141      $ 77,391      $ 90,206
Investment Income Ratio Class B** ............................        0.95%         0.17%         0.48%
Number of units outstanding, end of period (000's) ...........         675           737           861
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................        3.62%         0.33%       (17.22)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 0.90% ...................        4.20%         3.94%       (16.74)%

EQ/High Yield
-------------
Unit Value 1.34% to 1.45%*
1.34% Class A ................................................   $  129.28      $ 143.43      $ 150.42
1.35% Class A ................................................   $  137.94      $ 153.05      $ 160.53
1.45% Class A (a) ............................................   $   76.49      $  84.96      $  89.20
Net Assets (000's) ...........................................   $ 116,741      $160,655      $197,410
Investment Income Ratio Class A & B** ........................        9.92%        10.52%        10.77%
Number of units outstanding, end of period (000's) ...........         899         1,115         1,306
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       (9.97)%       (4.75)%      (10.80)%
 Highest 1.34%, 1.34%, 1.34%, 1.34%, 1.34% ...................       (9.86)%       (4.64)%       (6.42)%

EQ/High Yield
-------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................          --            --            --

                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                   Years Ended December 31,
                                                               ----------------------------------------------------------------
                                                                   2002         2001        2000         1999          1998
                                                               ------------ ----------- ----------- ------------- -------------
EQ/High Yield (Concluded)
-------------------------
0.70% Class B (k) ............................................   $  86.67          --          --           --            --
0.90% Class B (b) ............................................   $  74.22     $ 77.17     $ 77.34      $ 85.66            --
0.95% Class B (d) ............................................   $  85.94     $ 89.40     $ 89.64      $ 99.34            --
1.20% Class B (a) ............................................   $  72.96     $ 76.09     $ 76.49      $ 84.97       $ 89.20
Net Assets (000's) ...........................................   $ 10,780     $ 8,364     $ 4,647      $ 1,250            --
Investment Income Ratio Class A & B** ........................       9.00%       9.64%       9.92%       10.52%        10.77%
Number of units outstanding, end of period (000's) ...........        136         101          56           14            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................      (4.11)%     (0.52)%     (9.98)%     (14.74)%      (10.80)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................      (4.81)%     (0.22)%     (9.71)%     (14.34)%      (10.80)%

EQ/International Equity Index
-----------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  81.37          --          --           --            --
0.70% Class B (k) ............................................   $  81.20          --          --           --            --
0.90% Class B (k) ............................................   $  81.02          --          --           --            --
0.95% Class B (k) ............................................   $  80.98          --          --           --            --
1.20% Class B (k) ............................................   $  80.76          --          --           --            --
1.34% Class B (k) ............................................   $  80.64          --          --           --            --
1.35% Class B (k) ............................................   $  80.63          --          --           --            --
1.45% Class B (k) ............................................   $  80.54          --          --           --            --
Net Assets (000's) ...........................................   $  2,762          --          --           --            --
Investment Income Ratio Class B** ............................       2.21%         --          --           --            --
Number of units outstanding, end of period (000's) ...........         34          --          --           --            --
Total Return
 Lowest 1.45% ................................................     (16.96)%        --          --           --            --
 Highest 0.50% ...............................................     (16.19)%        --          --           --            --

EQ/J.P. Morgan Core Bond
------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $ 108.01          --          --           --            --
0.70% Class B (k) ............................................   $ 107.78          --          --           --            --
0.90% Class B (k) ............................................   $ 107.54          --          --           --            --
0.95% Class B (k) ............................................   $ 107.49          --          --           --            --
1.20% Class B (k) ............................................   $ 107.19          --          --           --            --
1.34% Class B (k) ............................................   $ 107.03          --          --           --            --
1.35% Class B (k) ............................................   $ 107.02          --          --           --            --
1.45% Class B (k) ............................................   $ 106.90          --          --           --            --
Net Assets (000's) ...........................................   $ 31,127          --          --           --            --
Investment Income Ratio Class B** ............................      10.10%         --          --           --            --
Number of units outstanding, end of period (000's) ...........        291          --          --           --            --
Total Return
 Lowest 1.45% ................................................       6.52%         --          --           --            --
 Highest 0.50% ...............................................       7.52%         --          --           --            --

EQ/Janus Large Cap Growth
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  47.68          --          --           --            --
0.70% Class B (k) ............................................   $  44.53          --          --           --            --
0.90% Class B (f) ............................................   $  44.32     $ 64.18     $ 84.07           --            --
0.95% Class B (f) ............................................   $  44.27     $ 64.14     $ 84.05           --            --

                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2002          2001          2000         1999      1998
                                                               ------------- ------------- ------------- ------------ -----
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
1.20% Class B (f) ............................................   $  44.01      $  63.92      $  83.99           --     --
1.34% Class B (f) ............................................   $  43.86      $  63.80      $  83.95           --     --
1.35% Class B (f) ............................................   $  43.85      $  63.79      $  83.94           --     --
1.45% Class B (f) ............................................   $  43.75      $  63.71      $  83.92           --     --
Net Assets (000's) ...........................................   $ 37,973      $ 42,787      $ 15,869           --     --
Investment Income Ratio Class B** ............................         --          0.01%         0.32%          --     --
Number of units outstanding, end of period (000's) ...........        864           670           189           --     --
Total Return
 Lowest 1.45%, 1.45%, 1.45% ..................................     (31.32)%      (24.08)%      (16.08)%         --     --
 Highest 0.50%, 0.90%, 0.90% .................................     (30.06)%      (23.63)%      (15.93)%         --     --

EQ/Lazard Small Cap Value
-------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $ 108.77            --            --           --     --
0.70% Class B (k) ............................................   $ 114.85            --            --           --     --
0.90% Class B (c) ............................................   $ 114.07      $ 133.62      $ 114.52      $ 97.50     --
0.95% Class B (k) ............................................   $  89.87            --            --           --     --
1.20% Class B (k) ............................................   $ 112.91            --            --           --     --
1.34% Class B (c) ............................................   $ 112.38      $ 132.22      $ 113.83      $ 97.34     --
1.35% Class B (c) ............................................   $ 112.34      $ 132.19      $ 113.81      $ 97.34     --
1.45% Class B (k) ............................................   $  87.78            --            --           --     --
Net Assets (000's) ...........................................   $ 33,624      $    794      $    114           --     --
Investment Income Ratio Class B** ............................       0.92%         6.38%         4.22%        2.15%    --
Number of units outstanding, end of period (000's) ...........        304             6             1           --     --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (15.10)%       16.15%        16.92%       (2.66)%   --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (13.98)%       16.68%        17.46%       (2.50)%   --

EQ/Marsico Focus
----------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  93.38            --            --           --     --
0.70% Class B (k) ............................................   $  93.15            --            --           --     --
0.90% Class B (g) ............................................   $  92.92      $ 106.02            --           --     --
0.95% Class B (g) ............................................   $  92.86      $ 106.00            --           --     --
1.20% Class B (g) ............................................   $  92.57      $ 105.94            --           --     --
1.34% Class B (g) ............................................   $  92.40      $ 105.89            --           --     --
1.35% Class B (g) ............................................   $  92.39      $ 105.90            --           --     --
1.45% Class B (g) ............................................   $  92.27      $ 105.87            --           --     --
Net Assets (000's) ...........................................   $ 39,072      $  1,483            --           --     --
Investment Income Ratio Class B** ............................       0.05%           --            --           --     --
Number of units outstanding, end of period (000's) ...........        423            14            --           --     --
Total Return
 Lowest 1.45%, 1.45% .........................................     (12.84)%        5.94%           --           --     --
 Highest 0.50%, 0.90% ........................................     (12.03)%        6.02%           --           --     --

EQ/Mercury Basic Value Equity
-----------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  88.81            --            --           --     --
0.70% Class B (k) ............................................   $ 112.46            --            --           --     --
0.90% Class B (d) ............................................   $ 108.89      $ 131.84      $ 126.07     $ 113.77     --
0.95% Class B (d) ............................................   $  92.90      $ 112.55      $ 107.68     $  97.22     --

                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.20% Class B (a) ............................................   $ 109.12      $ 132.52
1.34% Class B ................................................   $ 141.48      $ 172.07
1.35% Class B (a) ............................................   $ 109.20      $ 132.83
1.45% Class B (a) ............................................   $ 107.89      $ 131.37
Net Assets (000's) ...........................................   $219,767      $211,877
Investment Income Ratio Class B** ............................       1.14%         3.87%
Number of units outstanding, end of period (000's) ...........      1,648         1,296
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (17.87)%        4.00%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (15.42)%        4.58%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  35.99            --
0.70% Class B (k) ............................................   $  64.15            --
0.90% Class B (b) ............................................   $  56.92      $  87.46
0.95% Class B (d) ............................................   $  53.87      $  82.81
1.20% Class B (a) ............................................   $  60.23      $  92.82
1.34% Class B (a) ............................................   $  93.15      $ 143.76
1.35% Class B (a) ............................................   $  62.29      $  96.14
1.45% Class B (a) ............................................   $  59.55      $  92.01
Net Assets (000's) ...........................................   $306,986      $562,209
Investment Income Ratio Class B** ............................         --          0.02%
Number of units outstanding, end of period (000's) ...........      3,497         4,160
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (35.28)%      (35.01)%
 Highest 0.50% 0.90%, 0.90%, 0.90%, 1.20% ....................     (33.56)%      (34.64)%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  64.03            --
0.70% Class B (k) ............................................   $  67.58            --
0.90% Class B (c) ............................................   $  67.12      $  85.75
0.95% Class B (d) ............................................   $  67.01      $  85.65
1.20% Class B (c) ............................................   $  66.44      $  85.14
1.34% Class B (c) ............................................   $  66.13      $  84.85
1.35% Class B (c) ............................................   $  66.10      $  84.83
1.45% Class B (c) ............................................   $  65.88      $  84.63
Net Assets (000's) ...........................................   $ 10,978      $ 10,711
Investment Income Ratio Class B** ............................       0.60%         0.43%
Number of units outstanding, end of period (000's) ...........        166           126
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................     (22.16)%      (17.21)%
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (20.43)%      (16.74)%

EQ/Money Market
---------------
Unit Value 0.74% to 1.49%*
0.74% Class A ................................................   $  42.17      $  41.81
1.40% or 1.49% Class A .......................................   $  34.00      $  33.96
1.35% Class A ................................................   $ 134.47      $ 134.30
1.35% Class A ................................................   $ 133.83      $ 133.66



                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                    2000         1999          1998
                                                               ------------- ------------ -------------
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
1.20% Class B (a) ............................................   $ 127.11      $ 115.06     $  97.91
1.34% Class B ................................................   $ 165.28      $ 149.82     $ 127.67
1.35% Class B (a) ............................................   $ 127.60      $ 115.67     $  98.58
1.45% Class B (a) ............................................   $ 126.32      $ 114.64     $  97.80
Net Assets (000's) ...........................................   $117,494      $ 96,477     $ 57,265
Investment Income Ratio Class B** ............................       5.30%         7.56%        5.96%
Number of units outstanding, end of period (000's) ...........        736           651          449
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................      10.19%        17.22%       (2.20)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................      10.81%        17.86%       (1.20)%

EQ/MFS Emerging Growth Companies
--------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --            --           --
0.70% Class B (k) ............................................         --            --           --
0.90% Class B (b) ............................................   $ 133.82      $ 166.37           --
0.95% Class B (d) ............................................   $ 126.78      $ 157.69           --
1.20% Class B (a) ............................................   $ 142.46      $ 177.65     $ 103.53
1.34% Class B (a) ............................................   $ 220.97      $ 275.93     $ 161.04
1.35% Class B (a) ............................................   $ 147.79      $ 184.57     $ 107.73
1.45% Class B (a) ............................................   $ 141.58      $ 177.00     $ 103.41
Net Assets (000's) ...........................................   $923,853      $706,335     $177,196
Investment Income Ratio Class B** ............................       2.04%         2.88%          --
Number of units outstanding, end of period (000's) ...........      4,418         2,614        1,103
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (20.01)%       71.16%        3.41%
 Highest 0.50% 0.90%, 0.90%, 0.90%, 1.20% ....................     (19.56)%       72.12%        7.96%

EQ/MFS Investors Trust
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --            --           --
0.70% Class B (k) ............................................         --            --           --
0.90% Class B (c) ............................................   $ 102.99      $ 104.65           --
0.95% Class B (d) ............................................   $ 102.92      $ 104.63           --
1.20% Class B (c) ............................................   $ 102.57      $ 104.53           --
1.34% Class B (c) ............................................   $ 102.37      $ 104.48           --
1.35% Class B (c) ............................................   $ 102.36      $ 104.48           --
1.45% Class B (c) ............................................   $ 102.22      $ 104.44           --
Net Assets (000's) ...........................................   $  8,909      $  2,090           --
Investment Income Ratio Class B** ............................       0.50%         0.90%          --
Number of units outstanding, end of period (000's) ...........         99            21           --
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45% ...........................      (2.13)%        4.44%          --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................      (1.59)%        4.65%          --

EQ/Money Market
---------------
Unit Value 0.74% to 1.49%*
0.74% Class A ................................................   $  40.50      $  38.35     $  36.76
1.40% or 1.49% Class A .......................................   $  33.15      $  31.63     $  30.55
1.35% Class A ................................................   $ 131.10      $ 125.06     $ 120.76
1.35% Class A ................................................   $ 130.47      $ 124.47     $ 120.19

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated


                                                                Years Ended December 31,
                                                               ---------------------------
                                                                    2002          2001
                                                               ------------- -------------
EQ/Money Market (Concluded)
---------------------------
1.45% Class A (a) ............................................   $ 112.77      $ 112.74
Net Assets (000's) ...........................................   $151,511      $162,479
Investment Income Ratio Class A & B** ........................       1.34%         3.78%
Number of units outstanding, end of period (000's) ...........      2,943         2,954
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................       0.11%         2.44%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................       0.87%         3.23%

EQ/Money Market
---------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................   $ 105.22            --
0.70% Class B (k) ............................................   $ 110.53            --
0.90% Class B (b) ............................................   $ 114.42      $ 114.06
0.90% Class B (b) ............................................   $ 103.51            --
0.95% Class B (d) ............................................   $ 109.60      $ 109.30
1.20% Class B (a) ............................................   $ 112.77      $ 112.74
Net Assets (000's) ...........................................   $ 42,749      $ 43,718
Investment Income Ratio Class A & B** ........................       1.34%         3.78%
Number of units outstanding, end of period (000's) ...........        387           396
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       0.02%         2.31%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       0.70%         2.64%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  78.07            --
0.70% Class B (k) ............................................   $  78.73            --
0.90% Class B (b) ............................................   $  77.17      $  96.20
0.95% Class B (d) ............................................   $  72.36      $  90.25
1.20% Class B (a) ............................................   $  76.16      $  95.23
1.34% Class B ................................................   $  96.50      $ 120.85
1.35% Class B (a) ............................................   $  76.45      $  95.74
1.45% Class B (a) ............................................   $  75.30      $  94.40
Net Assets (000's) ...........................................   $ 52,829      $ 71,054
Investment Income Ratio Class B** ............................       1.30%         0.92%
Number of units outstanding, end of period (000's) ...........        563           602
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................     (20.23)%       (8.17)%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................     (18.47)%       (7.65)%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  62.51            --
0.70% Class B (k) ............................................   $  77.18            --
0.90% Class B (c) ............................................   $  76.66      $  92.80
0.95% Class B (k) ............................................   $  76.53            --
1.20% Class B (k) ............................................   $  75.88            --
1.34% Class B (c) ............................................   $  75.52      $  91.82
1.35% Class B (c) ............................................   $  75.49      $  91.80
1.45% Class B (k) ............................................   $  82.38            --
Net Assets (000's) ...........................................   $ 86,429      $  1,101



                                                                      Years Ended December 31,
                                                               ---------------------------------------
                                                                   2000          1999         1998
                                                               ------------ ------------- ------------
EQ/Money Market (Concluded)
---------------------------
1.45% Class A (a) ............................................   $ 110.16     $ 105.20      $ 101.68
Net Assets (000's) ...........................................   $134,309     $153,678      $125,561
Investment Income Ratio Class A & B** ........................       5.20%        4.67%         4.77%
Number of units outstanding, end of period (000's) ...........      2,470        2,794         2,339
Total Return
 Lowest 1.49%, 1.49%, 1.49%, 1.49%, 1.49% ....................       4.81%        3.54%         3.88%
 Highest 0.74%, 0.74%, 0.74%, 0.74%, 0.74% ...................       5.61%        4.33%         4.67%

EQ/Money Market
---------------
Unit Value 0.50% to 1.20%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --
0.90% Class B (b) ............................................   $ 111.13     $ 105.79            --
0.90% Class B (b) ............................................         --           --            --
0.95% Class B (d) ............................................   $ 106.56     $ 101.49            --
1.20% Class B (a) ............................................   $ 110.19     $ 105.21      $ 101.68
Net Assets (000's) ...........................................   $ 21,426     $  6,259            --
Investment Income Ratio Class A & B** ........................       5.20%        4.67%         4.77%
Number of units outstanding, end of period (000's) ...........        199           61            --
Total Return
 Lowest 1.20%, 1.20%, 1.20%, 1.20%, 1.20% ....................       4.73%        3.47%         1.68%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       5.05%        5.79%         1.68%

EQ/Putnam Growth & Income Value
-------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --            --
0.90% Class B (b) ............................................   $ 104.17     $  98.44            --
0.95% Class B (d) ............................................   $  97.78     $  92.44            --
1.20% Class B (a) ............................................   $ 103.43     $  98.04      $ 100.60
1.34% Class B ................................................   $ 131.45     $ 124.76      $ 128.20
1.35% Class B (a) ............................................   $ 104.15     $  98.87      $ 101.60
1.45% Class B (a) ............................................   $ 102.80     $  97.68      $ 100.48
Net Assets (000's) ...........................................   $ 73,201     $ 82,771      $ 74,815
Investment Income Ratio Class B** ............................       0.93%        7.46%         2.19%
Number of units outstanding, end of period (000's) ...........        566          667           584
Total Return
 Lowest 1.45%, 1.45%, 1.45%, 1.45%, 1.45% ....................       5.24%       (2.79)%        0.48%
 Highest 0.50%, 0.90%, 0.90%, 0.90%, 1.20% ...................       5.83%       (1.56)%        1.82%

EQ/Putnam International Equity
------------------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................         --           --            --
0.70% Class B (k) ............................................         --           --            --
0.90% Class B (c) ............................................   $ 119.32     $ 137.32            --
0.95% Class B (k) ............................................         --           --            --
1.20% Class B (k) ............................................         --           --            --
1.34% Class B (c) ............................................   $ 118.60     $ 137.09            --
1.35% Class B (c) ............................................   $ 118.59     $ 137.09            --
1.45% Class B (k) ............................................         --           --            --
Net Assets (000's) ...........................................   $  1,186     $    137            --

                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2002


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated:


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2002          2001          2000          1999      1998
                                                               ------------- ------------- ------------- ------------- -----
EQ/Putnam International Equity (Concluded)
------------------------------------------
Investment Income Ratio Class B** ............................       0.99%         0.72%        12.29%        13.23%    --
Number of units outstanding, end of period (000's) ...........      1,142            12            10             1     --
Total Return
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (17.85)%      (22.59)%      (13.49)%       37.09%    --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (15.83)%      (22.23)%      (13.11)%       37.32%    --

EQ/Putnam Voyager
-----------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  47.88            --            --            --     --
0.70% Class B (k) ............................................   $  55.04            --            --            --     --
0.90% Class B (c) ............................................   $  54.67      $  74.89      $ 100.04      $ 122.77     --
0.95% Class B (k) ............................................   $  54.57            --            --            --     --
1.20% Class B (k) ............................................   $  54.11            --            --            --     --
1.34% Class B (c) ............................................   $  53.85      $  74.11      $  99.44      $ 122.57     --
1.35% Class B (c) ............................................   $  53.83      $  74.09      $  99.43      $ 122.56     --
1.45% Class B (k) ............................................   $  72.13            --            --            --     --
Net Assets (000's) ...........................................   $  1,722      $    370      $    398      $    123     --
Investment Income Ratio Class B** ............................       0.22%           --          1.87%         3.76%    --
Number of units outstanding, end of period (000's) ...........         32             5             4             1     --
Total Return .................................................
 Lowest 1.45%, 1.35%, 1.35%, 1.35% ...........................     (27.41)%      (25.49)%      (18.87)%       22.56%    --
 Highest 0.50%, 0.90%, 0.90%, 0.90% ..........................     (25.82)%      (25.14)%      (18.51)%       22.77%    --

EQ/Small Company Index
----------------------
Unit Value 0.50% to 1.45%*
0.50% Class B (k) ............................................   $  82.28            --            --            --     --
0.70% Class B (k) ............................................   $  82.10            --            --            --     --
0.90% Class B (k) ............................................   $  81.92            --            --            --     --
0.95% Class B (k) ............................................   $  81.88            --            --            --     --
1.20% Class B (k) ............................................   $  81.65            --            --            --     --
1.34% Class B (k) ............................................   $  81.53            --            --            --     --
1.35% Class B (k) ............................................   $  81.52            --            --            --     --
1.45% Class B (k) ............................................   $  81.43            --            --            --     --
Net Assets (000's) ...........................................      8,126            --            --            --     --
Investment Income Ratio Class B** ............................       1.01%           --            --            --     --
Number of units outstanding, end of period (000's) ...........         99            --            --            --     --
Total Return
 Lowest 1.45% ................................................     (21.16)%          --            --            --     --
 Highest 0.50% ...............................................     (20.43)%          --            --            --     --



                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2002


7. Accumulation Unit Values (Concluded)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated





----------
(a)  Units were made available for sale on July 13, 1998.

(b)  Units were made available for sale on January 30, 1999.

(c)  Units were made available for sale on August 30, 1999.

(d)  Units were made available for sale on October 6, 1999.

(e)  Units were made available for sale on May 22, 2000.

(f)  Units were made available for sale on September 22, 2000.

(g)  Units were made available for sale on October 22, 2001.

(h) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.

(i) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio for Alliance Investors occurred on May 18, 2001 (See Note 5).

(j) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note
     5).

(k)  Units were made available for sale on January 14, 2002.

(l) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002 (See Note 5).

(m) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002 (See Note 5).

(n) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002 (See Note 5).

(o) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002 (See Note 5).

(p) A substitution of EQ/Alliance Growth Investors Portfolio for the EQ/Balanced Portfolio occurred on November 22, 2002 (See Note 5).

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45% and 1.49% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options. Lowest and highest total returns reflect returns associated with the highest and lowest expense charges in effect during the year. Actual returns for products introduced during the year may vary due to the impact of market conditions for the period the products were outstanding.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                     FSA-56

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

Supplement dated May 1, 2003 to EQUI-VEST(R) Prospectus and EQUI-VEST(R) Employer-Sponsored Retirement Programs Prospectus

Combination Variable and Fixed Deferred Annuity Contracts Issued By The Equitable Life Assurance Society of the United States


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our statement of additional information (SAI) dated May 1, 2003. If you do not presently have a copy of the prospectus and prior supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 2996, New York, NY, 10116-2996, or calling (800) 628-6673. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this supplement. The SAI has been incorporated by reference into this supplement.

In this Supplement, we provide information on (1) how to reach us; (2) contributions; (3) combination of certain investment options; (4) investment options; (5) the Trusts' annual expenses and expense examples; (6) transferring your account value; (7) payment of death benefit; (8) the annual administrative charge; (9) tax information; (10) Equitable Life; (11) investment performance; and (12) condensed financial information.


                                                                          X00483

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(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

FOR EQUI-VEST(R) CONTRACTS:

--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDI-
 VIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459


--------------------------------------------------------------------------------
 FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDI-
 VIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANS-
 FERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR
 MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
P.O. Box 2996
New York, NY 10116-2996


--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANS-
 FERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
 DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463


--------------------------------------------------------------------------------
 FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS
 AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463

FOR EQUI-VEST(R) EMPLOYER-SPONSORED CONTRACTS:


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
Unit Collections
P.O. Box 13463
Newark, NJ 07188-0463



--------------------------------------------------------------------------------
 FOR TSA, GOVERNMENTAL EDC AND CORPORATE TRUSTEED
 LOAN REPAYMENTS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Life
Loan Repayment
EQUI-VEST(R) Lockbox
P.O. Box 13496
Newark, NJ 07188-0496



--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANS-
 FERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR
 MAIL:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
P.O. Box 2996
New York, NY 10116-2996


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard
3rd Floor
Secaucus, NJ 07094
Attn: Box 13463

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANS-
 FERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
 DELIVERY:
--------------------------------------------------------------------------------
Equitable Life
EQUI-VEST(R)
200 Plaza Drive
2nd Floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o  written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the variable investment options;

o  elect the investment simplifier (not available through EQAccess);

o change your TOPS personal identification number ("PIN") (not available through EQAccess); and


o  change your EQAccess password (not available through TOPS).


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.AXAonline.com and clicking on EQAccess.

Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or wilful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m. and Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.


--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------

You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

(2) CONTRIBUTIONS


EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS





--------------------------------------------------------------------------------
 Contract type                            Contributions
--------------------------------------------------------------------------------
SEP               o Annual employer contributions up to the lesser of $40,000 or
                    25% of employee compensation.

                  o Limits on contributions after age 70-1/2.
--------------------------------------------------------------------------------
SARSEP            o Annual employer contributions up to the lesser of $40,000 or
                    25% of employee compensation.

                  o Maximum salary reduction contribution is $12,000 for 2003.

                  o If plan permits, an individual at least age 50 at any time during 2003 can make up to $2,000 additional salary reduction "catch-up" contributions.

                  o Limits on contributions after age 70-1/2.
--------------------------------------------------------------------------------
SIMPLE IRA        o Salary reduction contributions up to $8,000 for 2003;
                    employer matching contributions up to 3% of employee
                    compensation.

                  o If plan permits, an individual at least age 50 at any time during 2003 can make up to $1,000 additional salary reduction "catch-up" contributions.

                  o Limits on contributions after age 70-1/2.
--------------------------------------------------------------------------------
Unincorporated    o For 2003, maximum amount of employer and employee
and Corporate       contributions is generally the lesser of $40,000 or 100% of
Trusteed            compensation, with maximum salary reduction contribution of
                    $12,000.

                  o If employer's plan permits, an individual at least age 50 at any time during 2003 can make up to $2,000 additional salary reduction "catch-up" contributions.
--------------------------------------------------------------------------------
TSA and           o For 2003 maximum amount of employer and employee
University TSA      contributions is generally the lesser of $40,000 or 100% of compensation, with maximum salary reduction contribution of
                    $12,000.

                  o If employer's plan permits, an individual at least age 50 at any time during 2003 can make up to $2,000 additional salary reduction "catch-up" contributions.

                  o Rollover or direct transfer contributions after age 70-1/2 must be net of required minimum distributions.

                  o Different sources of contributions and earnings may be
                    subject to withdrawal restrictions.
--------------------------------------------------------------------------------
EDC               o Contributions subject to plan limits. Maximum contribution for 2003 is lesser of $12,000 or 100% of includible
                    compensation.

                  o If plan permits, an individual may make catch-up
                    contributions for 3 years of service preceding plan retirement age, 2003 maximum is $24,000.

                  o If governmental EDC plan permits, an individual at least age
                    50 at any time during 2003 can make up to $2,000 additional salary reduction "catch-up" contribution. This must be
                    coordinated with the "catch-up" contributions for 3 years of service preceding plan retirement age.
--------------------------------------------------------------------------------



EQUI-VEST(R)





--------------------------------------------------------------------------------
 Contract type                             Contributions
--------------------------------------------------------------------------------
Traditional IRA   o Regular contributions may not exceed $3,000 for either 2003
and Roth IRA        or 2004.

                  o Additional "catch-up" contributions of up to $500 can be made for the calendar year 2003 or 2004 where the owner is at least age 50 (and under age 70-1/2 for traditional IRAs) at any time during the calendar year for which the contribution is made.

(3) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the EQ/Alliance International investment option (the "surviving option") will replace interests in the EQ/International Equity Index investment option (the "replaced option"), and this option will no longer be available. At the time of the replacement, all the assets that are in the replaced option are moved into the surviving option. After the replacement, any allocation elections to the replaced option will then be considered as allocation election to the surviving option. The effective date for the replacement of the EQ/International Equity Index investment option will be on or about May 2, 2003, subject to shareholder vote.


(4) INVESTMENT OPTIONS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as a EQUI-VEST(R) or EQUI-VEST(R) Employer-Sponsored Retirement Programs variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                      Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND         Seeks a balance of a high current income and   o BlackRock Advisors, Inc.
                                  capital appreciation, consistent with a        o Pacific Investment Management Company
                                  prudent level of risk                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE       Seeks long-term growth of capital              o A I M Capital Management, Inc.
                                                                                 o Dresdner RCM Global Investors LLC
                                                                                 o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP                   Seeks long-term growth of capital              o Alliance Capital Management L.P., through its
INTERNATIONAL EQUITY                                                               Bernstein Investment Research and Manage-
                                                                                   ment Unit
                                                                                 o Bank of Ireland Asset Management
                                                                                   (U.S.) Limited
                                                                                 o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP         Seeks long-term growth of capital              o Alliance Capital Management L.P., through its
CORE EQUITY                                                                        Bernstein Investment Research and Manage-
                                                                                   ment Unit
                                                                                 o Janus Capital Management LLC
                                                                                 o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP         Seeks long-term growth of capital              o Alliance Capital Management L.P.
GROWTH                                                                           o Dresdner RCM Global Investors LLC
                                                                                 o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP         Seeks long-term growth of capital              o Alliance Capital Management L.P.
VALUE                                                                            o MFS Investment Management
                                                                                 o Institutional Capital Corporation
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID         Seeks long-term growth of capital              o Alliance Capital Management L.P.
CAP GROWTH                                                                       o Provident Investment Counsel, Inc.
                                                                                 o RS Investment Management, LP
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                    Objective                                      Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID         Seeks long-term growth of capital              o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                       o Wellington Management Company, LLP
                                                                                 o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY        Seeks long-term growth of capital              o Alliance Capital Management L.P.
                                                                                 o Dresdner RCM Global Investors LLC
                                                                                 o Firsthand Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                      Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK              Seeks to achieve long-term growth of capital.   o Alliance Capital Management L.P.
                                                                                 o MFS Investment Management
                                                                                 o Marsico Capital Management, LLC
                                                                                 o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.   o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.           o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           with relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.   o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH       To achieve long-term growth of capital.         o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent o Alliance Capital Management L.P.
                                 with moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.   o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY           Seeks to achieve long-term growth of capital.   o Alliance Capital Management L.P.
                                 Current income is incidental to the Portfolio's
                                 objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                      Seeks to achieve a high return                  o Alliance Capital Management L.P.
                                 through both appreciation of capital and        o Capital Guardian Trust Company
                                 current income.                                 o Mercury Advisors
                                                                                 o Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                     o Alliance Capital Management L.P.
                                                                                   through its Bernstein Investment Research
                                                                                   and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.           o Calvert Asset Management Company Inc.
 RESPONSIBLE                                                                       and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.         o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                Objective                                          Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          To achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.     To achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY

------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY   Seeks long-term capital appreciation.               o Morgan Stanley Investment Management,
                                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks a total return before expenses that           o Alliance Capital Management L.P.
                             approximates the total return performance of the
                             S&P 500 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P
                             500 Index.

------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks long-term capital growth.                     o Evergreen Investment Management
                                                                                   Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks long-term growth of capital.                  o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE    Seeks long-term capital appreciation.               o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD                Seeks to achieve a high total return through a      o Alliance Capital Management L.P.
                             combination of current income and capital           o Pacific Investment Management Company
                             appreciation.                                         LLC (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY      Seeks to replicate as closely as possible (before   o Alliance Capital Management L.P.
 INDEX                       deduction of Portfolio expenses) the total return
                             of the MSCI EAFE index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND     Seeks to provide a high total return consistent     o J.P. Morgan Investment Management Inc.
                             with moderate risk of capital and maintenance of
                             liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH    Seeks long-term growth of capital.                  o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE    Seeks capital appreciation.                         o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             Seeks long-term growth of capital.                  o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE       Seeks capital appreciation and secondarily, income. o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH       Seeks to provide long-term capital growth.          o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST       Seeks long-term growth of capital with secondary    o MFS Investment Management
                             objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income,     o Alliance Capital Management L.P
                             preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME    Seeks capital growth. Current income is a secondary o Putnam Investment Management, LLC
 VALUE                       objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL      Seeks capital appreciation.                         o Putnam Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM VOYAGER            Seeks long-term growth of capital and any increased o Putnam Investment Management, LLC income that results from this growth.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name            Objective                                                 Adviser
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX   Seeks to replicate as closely as possible (before the   o Alliance Capital Management L.P.
                         deduction of Portfolio expenses) the total return of
                         the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the Prospectuses for each Trust attached at the end of this Supplement.


(5) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.




--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
for 2002 (expenses that are deducted from    Lowest      Highest
portfolio assets including management        ------      -------
fees, 12b-1 fees, service fees,              0.57%      3.77%
and/or other expenses)*
--------------------------------------------------------------------------------


* Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the pro spectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust portfolio and each AXA VIP Trust portfolio pays is used to reduce the portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and high est figures would be as shown in the table below:

--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
for 2002 (expenses that are deducted from       Lowest  Highest
portfolio assets including management          -------- -------
fees, 12b-1 fees, service fees, and/or          0.57%    1.85%
other expenses) after expense cap.
--------------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses For 2002 (expenses that are
deducted from portfolio assets including
management fees, service fees, and/or           0.43%    1.82%
other expenses) after expense cap
and after a portion of the brokerage
commissions that the portfolio pays is
used to reduce the portfolio's expenses.
--------------------------------------------------------------------------------

EXAMPLE: EQUI-VEST(R) SERIES 300 CONTRACTS

This example is intended to help you compare the cost of investing in each type of series 300 contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" in the prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:


          1 year       3 years        5 years        10 years
Lowest    $   739.56   $ 1,157.90     $ 1,571.86     $ 2,108.17
Highest   $ 1,082.02   $ 2,158.84     $ 3,226.11     $ 5,336.61

If you annuitize at the end of the applicable time period:

          1 year       3 years      5 years        10 years
Lowest    $ 532.41     $   914.80   $ 1,321.86     $ 2,458.17
Highest   $ 894.41     $ 1,976.00   $ 3,048.00     $ 5,686.61

If you do not surrender your contract at the end of the applicable time period:


          1 year       3 years      5 years      10 years
Lowest    $ 182.41     $   564.80   $   971.86   $ 2,108.17
Highest   $ 544.41     $ 1,626.00   $ 2,698.00   $ 5,336.61

EXAMPLE: EQUI-VEST(R) SERIES 400 CONTRACTS

This example is intended to help you compare the cost of investing in each type of series 400 contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" in the prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, the third-party transfer and exchange charge and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $   804.08   $ 1,352.17     $ 1,917.15     $ 2,806.95
Highest   $ 1,146.54   $ 2,339.19     $ 3,505.14     $ 5,824.86

If you annuitize at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $ 600.62     $ 1,120.75     $ 1,667.15     $ 3,156.95
Highest   $ 962.62     $ 2,167.23     $ 3,344.87     $ 6,174.86

If you do not surrender your contract at the end of the applicable time period:


          1 year       3 years      5 years        10 years
Lowest    $ 250.62     $   770.75   $ 1,317.15     $ 2,806.95
Highest   $ 612.62     $ 1,817.23   $ 2,994.87     $ 5,824.86

EXAMPLE: EQUI-VEST(R) SERIES 500 CONTRACTS

This example is intended to help you compare the cost of investing in the series 500 Roth Advantage contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" in the prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $   749.49   $ 1,187.96     $ 1,625.61     $ 2,218.68
Highest   $ 1,091.94   $ 2,186.75     $ 3,269.57     $ 5,413.95

If you annuitize at the end of the applicable time period:

          1 year       3 years      5 years        10 years
Lowest    $ 542.90     $   946.67   $ 1,375.61     $ 2,568.68
Highest   $ 904.91     $ 2,005.60   $ 3,094.23     $ 5,763.95

If you do not surrender your contract at the end of the applicable time period:


          1 year       3 years      5 years        10 years
Lowest    $ 192.90     $   596.67   $ 1,025.61     $ 2,218.68
Highest   $ 554.91     $ 1,655.60   $ 2,744.23     $ 5,413.95

EXAMPLE: EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS

This example is intended to help you compare the cost of investing in each type of series 100 and 200 contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" in the prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FOR IRA (TRADITIONAL, ROTH, AND CERTAIN QP IRA(1)) SEP, SARSEP, EDC, AND ANNUITANT-OWNED HR-10 CONTRACTS:

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $   800.48   $ 1,220.81     $ 1,598.17     $ 2,466.53
Highest   $ 1,140.76   $ 2,215.26     $ 3,221.76     $ 5,587.35

FOR TSA AND UNIVERSITY TSA CONTRACTS AND FOR QP IRA(2) CONTRACTS (WHERE THE FREE WITHDRAWAL AMOUNT APPLIES IN THE FIRST CONTRACT YEAR):*

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $   738.57   $ 1,154.89     $ 1,598.17     $ 2,466.53
Highest   $ 1,081.02   $ 2,156.04     $ 3,221.76     $ 5,587.35

FOR NQ CONTRACTS AND ALL SERIES 200 TRUSTEED CONTRACTS:

If you surrender your contract at the end of the applicable time period:

          1 year       3 years        5 years        10 years
Lowest    $   738.57   $ 1,154.89     $ 1,566.47     $ 2,097.05
Highest   $ 1,081.02   $ 2,156.04     $ 3,221.76     $ 5,328.83

FOR ALL SERIES 100 AND 200 CONTRACTS:

If you annuitize at the end of the applicable time period:

          1 year       3 years      5 years        10 years
Lowest    $ 531.36     $   911.61   $ 1,316.47     $ 2,447.05
Highest   $ 893.36     $ 1,973.04   $ 3,043.36     $ 5,678.83

If you do not surrender your contract at the end of the applicable time period:


          1 year       3 years      5 years      10 years
Lowest    $ 181.36     $   561.61   $   966.47   $ 2,097.05
Highest   $ 543.36     $ 1,623.04   $ 2,693.36   $ 5,328.83

* This surrender charge schedule applies to EDC contracts issued in certain states.

(1) These expenses also apply to a QP IRA with the number 119331 in the lower left corner of the first page of your contract, or those QP IRA contracts issued in Oregon.

(2) These expenses apply only to a QP IRA with the number 92 QPI in the lower left corner of the first page of your contract.


(6) TRANSFERRING YOUR ACCOUNT VALUE

The discussion in the prospectus is amended by adding the following third bullet point under "Transferring your account value."

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


(7) PAYMENT OF DEATH BENEFIT

BENEFICIARY CONTINUATION OPTION FOR SERIES 400 NQ CONTRACTS ONLY. Subject to state availability this feature, also known as the Inherited annuity, may only be elected when the NQ contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" in this section of the prospectus. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for series 400 NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o    The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o    The minimum death benefit under your contract will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" in the prospectus.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such minimum death benefit is greater than such account value.

o    No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o    The account value will not be reset to the minimum death benefit amount.

o The withdrawal charge schedule and free corridor amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free corridor amount. See "Withdrawal charge" in "Charges and expenses" in the prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section of the prospectus.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section of the prospectus.


(8) ANNUAL ADMINISTRATIVE CHARGE

The discussion in the prospectus is amended by deleting the first sentence of the second paragraph in its entirety and replacing it with the following sentence:

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year.


(9) TAX INFORMATION

Deemed IRAs under certain employer plans

For plan years beginning after December 31, 2002, a qualified plan, TSA or governmental EDC plan may allow employees to make voluntary employee contributions to a separate individual retirement account or individual retirement annuity or Roth individual retirement account or Roth individual retirement annuity under the plan. There is currently very little guidance on the mechanics of this provision.

Required Minimum Distributions

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in January 2003. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax adviser concerning applicability of these complex rules to your situation.

Beneficiary Continuation Option (BCO)

Upon your death under a Traditional IRA, Roth IRA, or TSA contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" in the prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

o    The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o    The minimum death benefit will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion of the beneficiary continuation option for series 400 NQ contracts in the prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section of the prospectus. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any future rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


(10) EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


(11) INVESTMENT PERFORMANCE


The tables below show the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The tables take into account all fees and charges under the contracts including the withdrawal charge and annual administrative charge but do not reflect the charges designed to approximate certain taxes that may be imposed on us such as premium taxes in your state, or the annuity administrative fee, if applicable. The performance shown reflects the highest charges applicable under any contract to which this supplement applies. The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of the tables of $0.684 per $1,000.

The results shown under "length of option period" are based on the actual historical investment experience of the variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the portfolio had not yet commenced operations. For those periods, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available.

Finally, the results shown for the EQ/Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information. EQ Advisors Trust commenced operations on May 1, 1997. AXA Premier VIP Trust commenced operations on December 31, 2001.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH PERFORMANCE ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

EQUI-VEST(R) EMPLOYER SPONSORED



                                      TABLE
  AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Length of option period           Length of portfolio period
                                                    -----------------------------------------------------------------------------
                                                                                                                       Since
                                                                           Since option                                portfolio
Variable investment options                          1 year      5 years   inception+*  3 years    5 years   10 years  inception+**
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                               --          --        --           --         --        --        1.27%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                             --          --        --           --         --        --     (26.49)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity                    --          --        --           --         --        --     (27.40)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity                   --          --        --           --         --        --     (29.04)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                        --          --        --           --         --        --     (37.60)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                         --          --        --           --         --        --     (26.39)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth                    --          --        --           --         --        --     (43.47)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value                     --          --        --           --         --        --     (31.77)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                              --          --        --           --         --        --     (48.84)%
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EQ/Aggressive Stock ***                              (35.12)%    (14.28)%      6.69%     (26.86)%   (14.28)%  (0.50)%     6.69%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock ***                         (39.53)%     (6.28)%     10.45%     (24.02)%    (6.28)%    6.39%     9.01%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income ***                    (27.59)%       1.57%      7.95%      (8.77)%      1.57%    --        7.65%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities ***      1.94%       4.38%      4.83%        5.62%      4.38%    4.69%     5.37%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International ***                        (16.58)%     (6.75)%     (3.45)%    (22.93)%    (6.75)%    --      (2.59)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                           (37.54)%       --       (22.66)%    (29.21)%     --        --     (20.64)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond ***                            1.03%       4.39%      4.84%        6.13%      4.39%    --        4.64%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                         (36.48)%     (5.93)%     (2.98)%    (15.18)%    (5.93)%    --      (1.07)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                               (47.06)%       --       (38.13)%      --         --        --     (36.33)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced ***                                      (19.17)%       0.91%      7.18%      (8.81)%      0.91%    4.90%     7.18%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                       (20.28)%       --        (7.57)%     (7.86)%     --        --      (0.98)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                      (32.91)%       --       (15.44)%    (19.11)%     --        --     (15.44)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                    (21.65)%       --       (13.25)%    (22.41)%     --        --     (10.19)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                         (31.15)%       --        (8.21)%    (11.43)%     --        --      (7.84)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                      (30.16)%       --        (9.71)%    (11.70)%     --        --      (8.95)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                           (12.64)%     (8.04)%    (11.71)%    (22.92)%    (8.04)%    --     (11.71)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index ***                              (28.72)%     (3.51)%      7.60%     (18.61)%    (3.51)%    --        7.25%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                   (30.51)%       --       (18.07)%    (21.75)%     --        --     (14.98)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                        (25.03)%       --       (17.89)%      --         --        --     (17.89)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                            (21.31)%     (5.80)%     (3.29)%     (5.65)%    (5.80)%    --      (2.08)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield ***                                     (9.48)%     (6.58)%      1.96%      (6.95)%    (6.58)%    3.91%     5.34%
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index                           --          --        --         (24.57)%     --        --      (7.79)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                                --          --        --            6.59%     --        --        4.84%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                            (36.72)%       --       (33.73)%      --         --        --     (33.73)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                            (20.47)%       --         2.43%        3.20%     --        --        0.08%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                     (18.21)%       --       (12.16)%      --         --        --      (4.93)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                        (23.24)%       3.06%      4.29%      (3.86)%      3.06%    --        5.57%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                     (40.67)%     (6.58)%     (3.86)%    (34.41)%    (6.58)%    --      (2.30)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                               (27.53)%      --        (13.66)%    (16.74)%     --        --     (11.17)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market ***                                   (5.35)%       1.90%      5.07%        0.63%     1.90%     2.85%     5.07%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                      (25.61)%     (4.82)%     (2.59)%    (10.47)%   (4.82)%     --      (1.65)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                       (23.22)%     (0.58)%    (10.36)%    (20.85)%   (0.58)%     --        0.90%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                    (32.81)%     (6.78)%    (19.37)%    (27.28)%   (6.78)%     --      (2.39)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                                 --           --        --         (11.48)%     --        --      (4.26)%
------------------------------------------------------------------------------------------------------------------------------------

+    Unannualized if time since inception is less than one year.

* The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Money Market (7/31/81); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Growth and Income, EQ/Alliance Quality Bond and EQ/High Yield (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance

     International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and EQ/FI Small/ Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, EQ/Putnam Voyager (8/30/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/22/00); EQ/Janus Large Cap Growth and EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (10/22/ 01); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/International Equity Index, EQ/J.P. Morgan Core Bond and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

** The portfolio inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Growth and Income (10/1/93); EQ/High Yield (1/2/87); EQ/Alliance International (4/3/95); EQ/Money Market (7/13/81); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/ 99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth and EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Health Care, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** The inception dates for the footnoted portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

EQUI-VEST(R) SERIES 100-500 (INDIVIDUAL):



                                      TABLE
  AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2002


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                                                                    Length of option period           Length of portfolio period
                                                    --------------------------------------------------------------------------------
                                                                                                                          Since
                                                                              Since option                                portfolio
Variable investment options                          1 year      5 years   inception+** 3 years    5 years   10 years  inception+***
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                               --          --        --           --         --        --           1.15%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                             --          --        --           --         --        --        (26.58)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity                    --          --        --           --         --        --        (27.49)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity                   --          --        --           --         --        --        (29.13)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                        --          --        --           --         --        --        (37.68)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                         --          --        --           --         --        --        (26.47)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth                    --          --        --           --         --        --        (43.54)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value                     --          --        --           --         --        --        (31.85)%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                              --          --        --           --         --        --        (48.90)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock ***                              (35.19)%    (14.38)%     6.58%      (26.94)%   (14.38)%  (0.50)%        6.58%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock ***                         (39.61)%     (6.37)%    10.35%      (24.10)%    (6.37)%    6.39%        8.90%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income ***                    (27.68)%       1.49%     7.95%       (8.84)%      1.49%    --           7.65%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities ***      1.83%       4.28%     4.83%         5.52%      4.28%    4.69%        5.34%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International ***                        (16.69)%     (6.81)%   (3.45)%      (22.98)%    (6.81)%    --         (2.59)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                           (37.62)%       --     (22.68)%      (29.26)%      --       --        (20.69)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond ***                            0.92%       4.31%     4.84%         6.02%      4.31%    --           4.64%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                         (36.56)%     (6.00)%   (3.09)%      (15.26)%    (6.00)%    --         (1.18)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                               (47.11)%       --     (38.13)%        --          --       --        (36.38)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced ***                                      (19.25)%       0.80%     7.08%       (8.91)%      0.80%    4.90%        7.08%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                       (20.37)%       --      (7.63)%       (7.94)%      --       --         (1.06)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                      (32.98)%       --     (15.44)%      (19.17)%      --       --        (15.44)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                    (21.75)%       --     (13.32)%      (22.50)%      --       --        (10.30)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                         (31.23)%       --      (8.26)%      (11.49)%      --       --         (7.93)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                      (30.25)%       --      (9.76)%      (11.78)%      --       --         (9.03)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                           (12.75)%     (8.10)%  (11.82)%      (22.98)%    (8.10)%    --        (11.82)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index ***                              (28.79)%     (3.59)%     7.60%      (18.67)%    (3.59)%    --           7.25%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                   (30.60)%       --     (18.11)%      (21.82)%      --       --        (15.04)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                        (25.11)%       --     (17.97)%        --          --       --        (17.97)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                            (21.41)%     (5.87)%   (3.40)%       (5.74)%    (5.87)%    --         (2.19)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield ***                                    (9.58)%      (6.63)%     1.96%       (7.04)%    (6.63)%    3.91%        5.26%
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index                           --          --        --         (24.67)%      --       --         (7.90)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                                --          --        --            6.47%      --       --           4.72%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                            (36.80)%       --     (33.79)%        --          --       --        (33.79)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                            (20.58)%       --        2.37%         3.08%      --       --         (0.30)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                     (18.31)%       --     (12.27)%        --          --       --         (5.03)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                        (23.34)%       2.97%     4.17%       (3.95)%      2.97%    --           5.44%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                     (40.75)%     (6.65)%   (3.98)%      (34.44)%    (6.65)%    --         (2.41)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                               (27.62)%       --     (13.70)%      (16.81)%      --       --        (11.24)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market ***                                   (5.44)%       1.84%     4.99%         0.55%      1.84%    2.85%        4.99%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                      (25.70)%     (4.89)%   (2.71)%      (10.54)%    (4.89)%    --         (1.77)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                       (23.31)%     (0.70)%  (10.36)%      (20.94)%    (0.70)%    --           0.78%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                    (32.88)%     (6.89)%  (19.44)%      (27.38)%    (6.89)%    --         (2.51)%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                                  --          --        --         (11.59)%      --       --         (4.59)%
------------------------------------------------------------------------------------------------------------------------------------

+ Unannualized (including Since Inception values if time since inception is less than one year)

* The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Money Market (7/31/81); EQ/Alliance Common Stock (8/27/81); EQ/Equity 500 Index (6/1/94); EQ/Alliance Growth and Income, EQ/Alliance High Yield and EQ/Alliance Quality Bond (1/4/94); EQ/Alliance International (9/1/95); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and EQ/FI Small/Mid Cap Value (6/2/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega, EQ/MFS Investors Trust, EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Bernstein Diversified Value, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, EQ/Putnam Voyager and EQ/Calvert Socially Responsible (8/30/99); EQ/Alliance Technology (5/22/

     00); EQ/Janus Large Cap Growth and EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (10/22/01); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Technology, AXA Premier VIP Health Care, AXA Premier VIP Core Bond, EQ/International Equity Index, EQ/J.P. Morgan Core Bond and EQ/Small Company Index (January 14, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

** The portfolio inception dates are: EQ/Aggressive Stock and EQ/Balanced (1/27/86); EQ/Alliance Common Stock (1/13/76); EQ/Equity 500 Index (3/1/94); EQ/Alliance Growth and Income (10/1/93); EQ/High Yield (1/2/87); EQ/Alliance International (4/3/95); EQ/Money Market (7/13/81); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/FI Small/Mid Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (5/1/97); EQ/Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (1/1/99); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (1/1/98); EQ/MFS Emerging Growth Companies (5/1/97); EQ/Alliance Premier Growth, EQ/Capital Guardian International and EQ/Capital Guardian U.S. Equity (5/1/99); EQ/Calvert Socially Responsible (9/1/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth and EQ/FI Mid Cap (9/1/00); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP International Equity, AXA Premier VIP Health Care, AXA Premier VIP Core Bond and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

*** The inception dates for the footnoted portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

(12) CONDENSED FINANCIAL INFORMATION

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2002. The tables also show the total number of units outstanding for all contracts to which this supplement relates.





SERIES 300 AND 400 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                             ---------------------------------------------------------------------------------------
                                                 1994     1995     1996      1997      1998      1999      2000     2001      2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $106.73
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --        264
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $ 78.98
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --        101
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $ 78.07
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --         82
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $ 76.43
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --         91
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $ 67.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --        138
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $ 79.08
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --        127
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $ 62.00
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --        211
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $ 73.70
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --        214
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --        --       --    $ 56.63
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --        --       --         53
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                       $95.45   $123.95  $149.41   $163.33   $161.59   $189.44   $162.34  $120.13  $ 84.51
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 664     1,310    2,468     3,226     3,342     2,980     2,607    2,242    1,841
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                       $97.03   $126.78  $155.42   $198.12   $252.88   $312.31   $264.88  $233.80  $154.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 948     1,989    3,457     4,765     5,808     6,502     6,233    5,579    4,418
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                       $98.86   $121.02  $143.37   $179.30   $213.81   $250.31   $269.09  $262.05  $204.07
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 210       498      975     1,800     2,475     3,095     3,352    3,789    3,455
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                       $98.19   $109.80  $112.40   $118.98   $126.48   $124.96   $134.60  $143.62  $154.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  32        89       146      202       314       360       309      587      915
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --    $104.15  $112.83   $107.92   $117.72   $160.04   $121.54  $ 92.48  $ 82.20
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --        141      763       968       971       926     1,028      945    5,013
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --     $116.36   $ 93.70  $ 70.28  $ 47.74
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --         887     2,596    2,788    2,376
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                       $93.87   $108.38  $112.65   $121.30   $130.07   $125.76   $138.33  $147.79  $157.39
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  53       135      196       283       557       622       566      899      950
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --     $125.55   $118.57   $149.64   $168.29  $144.40  $ 99.61
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --         488     1,101       976     1,895    1,988    1,955
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                          --       --       --        --        --        --     $ 66.10  $ 49.27  $ 28.78
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 --       --       --        --        --        --       1,313    1,757    1,713
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                       $91.64   $108.26  $119.26   $135.29   $157.63   $183.18   $178.32  $172.66  $149.01
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                 289       386      548       655       752       854       846    1,334    2,689
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                             ---------------------------------------------------------------------------------------
                                               1994       1995     1996      1997      1998      1999      2000     2001      2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --        --        --     $ 94.39   $ 80.42
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --        --        --       1,544     1,981
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --      $107.58   $103.06  $ 86.73   $ 62.93
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --            4        15       33        57
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --        --        --       --      $ 67.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --        --        --       --           61
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --      $106.78   $111.59  $107.86   $ 80.17
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --            8        44       95     1,211
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --      $101.64   $103.88  $100.43   $ 75.63
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --           13        34       96       375
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --     $ 79.41   $ 57.18    $110.43   $ 65.32  $ 61.12   $ 56.74
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --         109       217        590       926      850       895
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  $100.95    $135.94  $164.12    $214.66   $271.24    $322.15   $287.40  $249.66   $191.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)              47        592    1,486      2,686     3,805      4,579     4,346    4,083     3,648
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --      $106.57   $ 92.84  $ 76.01   $ 56.98
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --            5        18       33        55
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --        --      $ 99.98  $ 85.41   $ 68.70
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --        --           86      420       738
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --     $118.06   $104.82    $105.28   $109.21  $112.05   $ 94.29
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --         577       859        721       628    1,238     1,835
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  $ 95.88    $113.44  $137.53    $160.74   $150.42    $143.43   $129.28  $128.74   $123.58
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)              99        209      444        831     1,164        998       800      770       696
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --        --        --       --      $ 80.64
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --        --        --       --           25
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --        --        --       --      $107.03
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --        --        --       --          207
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --        --     $ 83.95   $ 63.80   $ 43.86
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --        --         165       464       590
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --        --        --       --      $112.38
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --        --        --       --          239
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --        --        --     $105.89   $ 92.40
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --        --        --       --         337
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --     $115.97   $127.67    $149.82   $165.28  $172.07   $141.48
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --         145       444        617       634    1,044     1,282
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --     $161.04   $275.93    $220.97  $143.76   $ 93.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --       1,090     2,427      3,720    3,422     2,890
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --        --        --     $104.48    $102.37  $ 84.85   $ 66.13
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --        --        --         18          68       87       118
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  $102.61    $107.04  $111.21    $115.66   $120.19   $124.47    $130.47  $133.66   $133.83
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)              63         81      165        146       262       360        297      395       342
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                             ---------------------------------------------------------------------------------------
                                               1994       1995     1996     1997       1998      1999      2000     2001      2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --     $115.17    $128.20   $124.76   $131.45  $120.85   $96.50
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --         250        581       648       521      532      484
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --       --         --        --        --       --      $75.52
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --       --         --        --        --       --         928
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --       --         --        --        --       --      $53.85
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --       --         --        --        --       --          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                      --         --       --       --         --        --        --       --      $81.53
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)             --         --       --       --         --        --        --       --          72
------------------------------------------------------------------------------------------------------------------------------------

SERIES 500 CONTRACTS

                                                                   For the years ending December 31,
                                                ------------------------------------------------------------------------------------
                                                   1998            1999             2000                2001          2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $106.61
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $ 78.89
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $ 77.98
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $ 76.34
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $ 67.79
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $ 79.00
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $ 61.93
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $ 73.62
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --               --                 --           $ 56.57
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                 --              --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         $ 90.25         $105.69          $ 90.49          $ 66.89          $ 47.01
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                      1               4                4                5                5
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         $102.87         $126.91          $107.53          $ 94.82          $ 62.45
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                      5              19               24               27               27
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         $102.73         $120.13          $129.00          $125.48          $ 97.61
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                      1               4                5                6                7
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         $103.22         $101.96          $109.70          $116.92          $125.44
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                  --                1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         $ 93.00         $126.29          $ 95.81          $ 72.82          $ 64.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --                  1                1                1                4
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --            $116.32          $ 93.56          $ 70.10          $ 47.56
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --                   1                2                2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         $103.62         $100.08          $109.96          $117.34          $124.83
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --               --                  --                1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         $ 86.93         $109.59          $123.11          $105.52          $ 72.71
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                      1               1                2               --                3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                           --              --             $ 66.05          $ 49.18          $ 28.70
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --              --                   1                1                1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         $102.39         $118.86          $115.59          $111.81          $ 96.40
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  --                  2                2                4                6
------------------------------------------------------------------------------------------------------------------------------------

SERIES 500 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                ------------------------------------------------------------------------------------
                                                  1998             1999             2000                   2001        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --               --                $100.70       $ 85.70
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                      1             1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --               --                   --         $ 81.26
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                   --            --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --               --                   --         $ 83.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                   --            --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --            $106.74          $111.42               $107.58      $ 79.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                   --               3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --            $101.60          $103.72               $100.16      $ 75.34
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                   --            --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                     $ 81.40           $157.03          $ 92.78               $ 86.72      $ 80.41
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --                  1                     1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                     $103.68           $123.01          $109.62               $ 95.12      $ 72.93
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  2                 9               10                    11           12
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --            $106.53          $ 93.33               $ 75.81      $ 56.76
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                     --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --            $ 99.95               $ 85.28      $ 68.53
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                      13         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                     $ 82.78           $ 83.05          $ 86.06               $ 88.20      $ 74.14
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --                  1                1                     1            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                     $ 89.20           $ 84.96          $ 76.49               $ 76.09      $ 72.96
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --                  1                1                     1            1
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --               --                     --       $ 80.54
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                     --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --               --                     --       $106.90
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                     --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --            $ 83.92               $ 63.71      $ 43.75
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                     --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --               --                     --       $ 87.78
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                     --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --               --               --                 $105.94      $ 92.27
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                     --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                     $ 97.80           $114.64          $126.32               $131.37      $107.89
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --                  1                1                     2            2
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                     $103.41           $177.00          $141.58               $ 92.01      $ 59.55
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                  1                 6                9                     9            9
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --            $104.44          $102.22               $ 84.63      $ 65.88
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                     --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                     $101.68           $105.20          $110.16               $112.74      $112.77
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --               --               --                     --          --
------------------------------------------------------------------------------------------------------------------------------------

SERIES 500 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                               -------------------------------------------------------------------------------------
                                                 1998               1999            2000              2001       2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                       $100.48            $97.68          $102.80           $94.40     $75.30
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --                    1               1                 2          2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --                 --              --                --        $82.38
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --                 --              --                --             1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --                 --              --                --        $72.13
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --                 --              --                --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                         --                 --              --                --        $81.43
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)                --                 --              --                --         --
------------------------------------------------------------------------------------------------------------------------------------

SERIES 100 AND 200 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                           1992     1993    1994    1995     1996    1997    1998    1999     2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $106.73
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --        264
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 78.98
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --        101
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 78.07
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --         82
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 76.43
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --         91
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 67.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --        138
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 79.08
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --        127
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 62.00
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --        211
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 73.70
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --        214
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 56.63
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --         53
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                $ 48.30  $ 55.68 $ 52.88 $ 68.73  $ 82.91 $ 90.75 $ 89.92 $105.59  $ 90.70 $ 67.13 $ 47.48
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        17,986   21,496  24,787  25,821   27,945  28,030  25,634  20,946   18,138  16,058  13,832
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                $104.63  $128.81 $124.32 $162.42  $199.05 $253.68 $323.75 $399.74  $339.28 $299.82 $197.84
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        11,841   13,917  15,749  16,292   16,933  17,386  17,231  16,705   15,685  14,197  11,899
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --    $ 98.86 $121.02  $143.37 $179.30 $213.81 $250.31  $269.09 $262.05 $204.07
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --        210     498      975   1,800   2,475   3,095    3,352   3,789   3,455
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --    $ 98.19 $109.80  $112.40 $118.98 $126.48 $124.96  $134.60 $143.62 $154.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --         32      89      146     202     314     360      309     587     915
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --    $104.15  $112.83 $107.92 $117.72 $160.04  $121.54 $ 92.48 $ 82.20
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --        141      763     968     971     926    1,028     945   5,013
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --    $116.36  $ 93.70 $ 70.28 $ 47.74
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --        887    2,596   2,788   2,376
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --    $ 93.87 $108.38  $112.65 $121.30 $130.07 $125.76  $138.33 $147.79 $157.39
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --         53     135      196     283     557     622      566     899     950
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --    $125.55 $118.57 $149.64  $168.29 $144.40 $ 99.61
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --        488   1,101     976    1,895   1,988   1,955
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --     $ 66.10 $ 49.27 $ 28.78
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       1,313   1,757   1,713
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced
------------------------------------------------------------------------------------------------------------------------------------
Unit Value                                $ 26.04  $ 28.85 $ 26.18 $ 30.92  $ 34.06 $ 38.66 $ 45.07 $ 52.39  $ 51.10 $ 49.61 $ 42.91
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        25,975   31,259  32,664  30,212   28,319  26,036  24,361  22,434   20,413  19,822  23,382
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value
------------------------------------------------------------------------------------------------------------------------------------
Unit Value                                  --       --      --      --       --      --      --      --       --    $ 94.39 $ 80.42
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      1,544   1,981
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --    $107.58  $103.06 $ 86.73 $ 62.93
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --          4       15      33      57
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --      --       --      --    $ 67.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --      --       --      --         61
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --    $106.78  $111.59 $107.86 $ 80.17
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --          8       44      95   1,211
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                  --       --      --      --       --      --      --    $101.64  $103.88 $100.43 $ 75.63
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)         --       --      --      --       --      --      --         13       34      96     375
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         1992     1993    1994    1995     1996    1997    1998    1999     2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --    $ 79.41 $ 57.18 $110.43  $ 65.32 $ 61.12  $ 56.74
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --        109     217     590      926     850      895
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --   $100.95  $135.94  $164.12 $214.66 $271.24 $322.15  $287.40 $249.66  $191.65
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --        47      592    1,486   2,686   3,805   4,579    4,346   4,083    3,648
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --    $106.57  $ 92.84 $ 76.01  $ 56.98
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --          5       18      33       55
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --     $ 99.98 $ 85.41  $ 68.70
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --          86     420      738
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --    $118.06 $104.82 $105.28  $109.21 $112.05  $ 94.29
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --        577     859     721      628   1,238    1,835
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --   $ 95.88  $113.44  $137.53 $160.74 $150.42 $143.43  $129.28 $128.74  $123.58
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --        99      209      444     831   1,164     998      800     770      696
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --       --      --     $ 80.64
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --       --      --          25
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --       --      --     $107.03
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --       --      --         207
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --     $ 83.95 $ 63.80  $ 43.86
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --         165     464      590
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --       --      --     $112.38
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --       --      --         239
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --       --    $105.89  $ 92.41
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --       --      --         337
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --    $115.97 $127.67 $149.82  $165.28 $172.07  $141.48
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --        145     444     617      634   1,044    1,282
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --    $161.04 $275.93  $220.97 $143.76  $ 93.15
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      1,090   2,427    3,720   3,422    2,890
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --    $104.48  $102.37 $ 84.85  $ 66.13
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --         18       68      87      118
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
Unit value                               $25.01   $25.41 $ 26.08  $ 27.22  $ 28.28 $ 29.41 $ 30.55 $ 31.63  $ 33.15 $ 33.96  $ 34.00
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)       1,201    1,065   1,000    1,021    1,013     973   1,261   1,516    1,458   1,796    1,816
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth and Income Value
------------------------------------------------------------------------------------------------------------------------------------
Unit Value                                 --       --      --      --       --    $115.17 $128.20 $124.26  $131.45 $120.85  $ 96.50
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --        250     581     648      521     532      484
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --       --      --     $ 75.52
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --       --      --         928
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --       --      --     $ 53.85
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --       --      --          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                 --       --      --      --       --      --      --      --       --      --     $ 81.53
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding (000's)        --       --      --      --       --      --      --      --       --      --          72
------------------------------------------------------------------------------------------------------------------------------------

Appendix



--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements:


------------------------------------------------------------------------------------------------------------------------------------
 Product Name                                            Prospectus Dates    Supplement Dates
------------------------------------------------------------------------------------------------------------------------------------
o EQUI-VEST(R)                                          5/1/00; 5/1/01;     5/19/01; 6/23/00; 9/1/00; 1/5/01; 2/9/01; 12/17/01;
                                                        5/1/02              1/14/02; 7/15/02; 8/20/02; 1/6/03
o EQUI-VEST(R) Employer-Sponsored Retirement Programs   5/1/00; 5/1/01;     5/19/01; 6/23/00; 9/1/00; 1/5/01; 2/9/01; 12/17/01;
                                                        5/1/02              1/14/02; 7/15/02; 8/20/02; 12/2/02; 1/6/03
------------------------------------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS FOR EQUI-VEST(R)
                                                                            Page


Unit Values                                                                  2
Calculation of Annuity Payments                                              2
The Reorganization                                                           2
Custodian and Independent Accountants                                        3
EQ/Money Market Option Yield Information                                     3
Other Yield Information                                                      3
Distribution of the Contracts                                                4
Financial Statements                                                         4


TABLE OF CONTENTS FOR EQUI-VEST(R) EMPLOYER SPONSORED PROGRAMS
                                                                            Page


Unit Values                                                                  2
Calculation of Annuity Payments                                              2
The Reorganization                                                           2
Custodian and Independent Accountants                                        3
EQ/Money Market Option Yield Information                                     3
Other Yield Information                                                      3
Distribution of the Contracts                                                4
Financial Statements                                                         4


How to Obtain an EQUI-VEST(R) Statement of Additional Information for Separate Account A

Call 1-800-628-6673 or send this request form to:
 EQUI-VEST(R)
 Employer Sponsored Programs/Combination variable fixed deferred annuity (as applicable)
 Processing Office
 The Equitable Life
 P.O. Box 2996
 New York, NY 10116-2996
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2003

Check one:
Employer-Sponsored Retirement Programs          [ ]
Combination variable and fixed deferred annuity [ ]

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City           State    Zip



888-1297 (5/03)

EQUI-VEST(R) Employer-Sponsored Retirement Programs


SUPPLEMENT DATED MAY 1, 2003 TO THE EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2003

     EQUI-VEST(R) VANTAGE(SM)
--------------------------------------------------------------------------------



This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2003, for the EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by The Equitable Life Assurance Society of the United States ("Prospectus").


We offer the EQUI-VEST(R) VANTAGE(SM) contract to fund certain Section 403(b) plans ("plans"). The EQUI-VEST(R) VANTAGE(SM) contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST(R) VANTAGE(SM) contract may not currently be available in every state. Your financial professional can provide information about state availability.

EQUI-VEST(R) VANTAGE(SM) is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST(R) VANTAGE(SM) contract holder. Certain rights may be exercised by employees covered under an employer`s plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The participant will also be the annuitant. The 12-month period beginning on the participant`s participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant`s properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.(1)


We offer the EQUI-VEST(R) VANTAGE(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) VANTAGE(SM), does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST(R) VANTAGE(SM) TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).

                                  ----------

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST(R) series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST(R) VANTAGE(SM) contract. An exchange for participation in an EQUI-VEST(R) VANTAGE(SM) contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between EQUI-VEST(R) VANTAGE(SM) and the provisions of the EQUI-VEST(R) series 100 and 200 contracts described in the Prospectus include the information above as well as the following:

-------
(1) This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) VANTAGE(SM) product. The Prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right and to "contract" when referring to the participation certificate or contract that includes the right.

                                                                          X00493

1. THE FOLLOWING IS ADDED AS A NEW HEADING TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" BEFORE "PAYOUT OPTIONS" ON PAGE 9 OF THE PROSPECTUS:



  EQUI-VEST(R) VANTAGE(SM)
  DEATH BENEFIT PROTECTION    The contract provides a death benefit for the
                              beneficiary should the annuitant die. The death benefit is equal to the account value under the contract attributable to the participant or the minimum death benefit, whichever is higher.
                              However, if you elect the optional enhanced death benefit, the death benefit is equal to the account value under the contract attributable to the participant or the enhanced death benefit, whichever is higher.


2. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" ON PAGE 10 OF THE PROSPECTUS:


--------------------------------------------------------------------------------

FEES AND CHARGES FOR        o Separate account charge deducted daily on
EQUI-VEST(R) VANTAGE(SM)      amounts invested in variable investment options:
                              Varies by employer group, annual rate ranges between 0.50% -- 0.90%.


                            o Annual administrative charge: There is no annual
                              administrative charge.

                            o Charge for third-party transfer (such as in the
                              case of a direct transfer of the account value to another 403(b) arrangement ("employer-designated funding vehicle") or a transfer or direct rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or
                              Section 403(b)(7) of the Internal Revenue Code respectively or such other qualified plan or arrangement as permitted by applicable law, or a direct rollover to a traditional IRA contract):
                              $25 current ($65 maximum) per occurrence per participant.

                            o No sales charge deducted at the time
                              contributions are made.

                            o Withdrawal charge: We deduct a charge of up to
                              6% of the amount withdrawn from the account value under the contract attributable to the participant for whom the withdrawal is made (or of the defaulted loan amount, if applicable) in the first five contract years or participation years, depending upon the employer's group. The total of all withdrawal charges may not exceed 8% of all contributions attributable to the participant in the first five contract or participation years (as applicable) that are permitted to be withdrawn.

                            o We deduct a charge designed to approximate
                              certain taxes that may be imposed on us, such as premium taxes in a participant`s state. The charge is generally deducted from the amount applied to an annuity payout option.

                            o We deduct an annual charge equal to 0.15% of the
                              account value on each participation date anniversary if you elect the optional enhanced death benefit.

                            o We deduct a $350 annuity administrative fee from
                              amounts applied to a variable annuity payout option.

                            o Annual expenses of EQ Advisors Trust and AXA
                              Premier VIP Trust (the "Trusts") portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually, 12b-1 fees of 0.25%
                              annually, and other expenses.

--------------------------------------------------------------------------------
3. VARIABLE INVESTMENT OPTIONS

The Variable Investment Options for which information is provided in Section 4 below are available under the contract, subject to state regulatory approval and availability under your employer's plan.

4. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" ON PAGE 16 OF THE PROSPECTUS:

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) VANTAGE(SM) contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



--------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
--------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage
of the amount withdrawn (deducted when you
surrender your contract or make certain
withdrawals)                                 6%

Charge if you elect a Variable
Immediate Annuity payout option              $350

Charge for third-party transfer or           $65 maximum per participant for
direct rollover                              each occurrence; currently $25 per
                                             participant for each occurrence.



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.



--------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Separate account charge(1)                   0.50% to 0.90% maximum

--------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
--------------------------------------------------------------------------------
Maximum annual administrative charge         $0

--------------------------------------------------------------------------------
Charges we deduct from the account value each year if a participant elects the optional enhanced death benefit
--------------------------------------------------------------------------------
Optional enhanced death benefit charge
(as a percentage of the account value
attributable to the participant) is
deducted annually on each participation
date anniversary until age 85                0.15%



You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



--------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses for 2002 (expenses that
are deducted from portfolio assets           Lowest     Highest
including management fees, 12b-1             ------     -------
fees, service fees, and/or other             0.57%      3.77%
expenses)(2)



Notes:

(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.

(2) Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio and each AXA VIP Trust portfolio pays is used to reduce the portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below.

----------------------------------------------------------------------

   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from      Lowest     Highest
   portfolio assets including management          ------     -------
   fees, 12b-1 fees, service fees, and/or other   0.57%      1.85%
   expenses) after expense cap
----------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   portfolio assets including management
   fees, 12b-1 fees, service fees, and/or other   0.43%      1.82%
   expenses) after expense cap and after a
   portion of the brokerage commissions that
   the portfolio pays is used to reduce the
   portfolio's expenses.
----------------------------------------------------------------------



EXAMPLE: EQUI-VEST(R) VANTAGE(SM) CONTRACTS

This example is intended to help you compare the cost of investing in the EQUI-VEST(R) VANTAGE(SM) contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.

The example below shows the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume there is no waiver of the withdrawal charge, that the optional enhanced death benefit has been elected, and that the Contract Year and Participation Year are the same. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this Supplement. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your contract may be lower if: (i) your participation is under a contract with lower Separate
Account A charges; (ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the example; or (iii) you have not elected the optional enhanced death benefit. The EQUI-VEST(R) VANTAGE(SM) contracts were first offered on January 14, 2002.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:



                        1 year        3 years        5 years        10 years
                        ------        -------        -------        --------
Lowest                  $   804.70    $ 1,233.59     $ 1,573.13     $ 2,144.50
Highest                 $ 1,120.54    $ 2,158.21     $ 3,092.43     $ 5,167.49



If you annuitize at the end of the applicable time period:



                         1 year       3 years        5 years        10 years
                         ------       -------        -------        --------
Lowest                   $ 535.85     $   925.25     $ 1,339.50     $ 2,494.50
Highest                  $ 871.85     $ 1,912.13     $ 2,947.87     $ 5,517.49



If you do not surrender your contract at the end of the applicable time period:



                         1 year       3 years        5 years        10 years
                         ------       -------        -------        --------
Lowest                   $ 185.85     $   575.25     $   989.50     $ 2,144.50
Highest                  $ 521.85     $ 1,562.13     $ 2,597.87     $ 5,167.49

CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2002.

5. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 17:



------------------------------------------------------------------------------------------------------------------------------------
 Contract type    Source of contributions                                Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
EQUI-VEST(R)     o Employer Contributions: Contributions made by the     o For 2003, maximum amount of employer and employee
VANTAGE(SM)        Employer under the Plan, other than those               contributions is generally the lesser of $40,000 or
                   described in the items below.                           100% of compensation, with maximum salary
                 o Employer Matching Contributions: Employer               reduction contribution of $12,000.
                   Contributions matching Salary Reduction               o Rollover or direct transfer contributions after age
                   Contributions under the terms of the Plan.              70-1/2 must be net of required minimum distributions.
                 o Qualified Non-Elective and Qualified Matching         o Aggregate direct rollover and direct transfer
                   Contributions: Contributions made by the Employer       contributions must meet Equitable Life`s anticipated
                   to meet the requirements of the nondiscrimination       minimum contribution requirements or meet minimum
                   tests set forth in the Code.                            plan participation requirements.
                 o Salary Reduction Contributions (Elective Deferral     o If your employer`s plan permits, additional salary
                   Contributions): Contributions under a salary            reduction catch-up contributions totalling up to $2,000
                   reduction agreement that an employee enters into        can be made where you are at least age 50 at any time
                   with the Employer under the Plan.                       during 2003.
                 o Rollover Contributions: Contributions of eligible     o Different sources of contributions and earnings may be
                   rollover distributions directly or indirectly from      subject to withdrawal restrictions.
                   another eligible retirement arrangement.              o We currently do not accept rollovers of after tax funds
                 o After Tax Contributions: Amounts reported by the        except as direct rollovers from 403(b) plans (we
                   Employer as having after-tax consequences under         separately account for these rollover contributions).
                   the Code.
                 o Direct Transfer Contributions: Amounts directly
                   transferred from another 403(b) arrangement
                   pursuant to Revenue Ruling 90-24.
                 o Additional "catch-up" contributions.
------------------------------------------------------------------------------------------------------------------------------------



6. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 18 IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:


We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life accumulation annuities in which a participant has an interest would then total more than $2,500,000.


7. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 19 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:


For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST(R) VANTAGE(SM) contracts) and Annuitant HR-10.


8. THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "PAYMENT OF DEATH BENEFIT" AT PAGE 39 IN THE PROSPECTUS:


EQUI-VEST(R) VANTAGE(SM) DEATH BENEFIT


The Equi-Vest(R) VANTAGE(SM) contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the account value attributable to your participation under the contract as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the minimum death benefit, whichever provides the highest amount. The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances plus accrued interest.

If you elect the enhanced death benefit, the death benefit is equal to the account value attributable to your participation under the contract as of the date we receive satisfactory proof of the annuitant`s death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the enhanced death benefit on the date of the annuitant`s death, adjusted for any subsequent withdrawals, withdrawal charges and taxes that apply, less any outstanding loan whichever provides the highest amount. You should note that in certain circumstances, where you have made withdrawals, the minimum death benefit will provide a higher benefit than the enhanced death benefit.



EQUI-VEST(R) VANTAGE(SM) OPTIONAL ENHANCED DEATH BENEFIT


For an additional annual fee you may elect the enhanced death benefit.


On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until the annuitant is age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third contract date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from the account value attributable to your participation under the contract we will adjust your death benefit on the date you take the withdrawal.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current minimum death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) VANTAGE(SM) contract. Additionally, to elect this benefit, the annuitant must have been less than age 80 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract, and the minimum death benefit described in your participation certificate no longer applies.


9. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 29:


Except as set forth in the following sentence, EQUI-VEST(R) VANTAGE(SM) participants may only withdraw amounts from their participant account values that are 100% vested. A participant may, however, transfer any non-vested account value attributable to such participant under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any participant withdrawal requests require contract holder approval. In addition, in many instances when a participant is under age 59-1/2,the participant`s ability to withdraw funds from an EQUI-VEST(R) VANTAGE(SM) contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to a participant`s death, disability, severance from employment with the employer who provided the funds. Also, a participant may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.


10. THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 29:


FORFEITURES

A plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. Participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a participant`s cash value and deposit such amount in a forfeiture account. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the contract holder and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal Charge for EQUI-VEST(R) VANTAGE(SM) contracts" under "Charges and expenses" in the Prospectus Supplement.

11. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA, GOVERNMENTAL EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 30:


Any participant loan requests require contract holder approval.


12. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 30:


EQUI-VEST(R) VANTAGE(SM) TERMINATION OF PARTICIPATION


We may terminate the participant`s participation under the EQUI-VEST(R) VANTAGE(SM) contract and pay that participant the account value attributable to his or her participation under the contract if:


(1) the account value attributable to a participant under the contract is less than $500 and that participant has not made contributions under the contract for a period of three years;

(2) a participant requests a partial withdrawal that reduces the account value attributable to a participant under the contract to an amount of less than $500;

(3) a participant has not made any contributions under the contract within 120 days from his or her participation date; or

(4) the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) VANTAGE(SM) contract is terminated by us.

We will deduct the amount of any outstanding loan balance (including any applicable withdrawal charge), any applicable market value adjustment on amounts allocated to the fixed maturity options and any applicable withdrawal charge from the account value when we terminate a participant`s participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) VANTAGE(SM) contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST(R) VANTAGE(SM) contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer or directly roll over such amounts to another employer-designated funding vehicle; or (ii) transfer, distribute or directly roll over such amounts in any other manner permitted under section 403(b) of the Code. If an EQUI-VEST(R) VANTAGE(SM) contract is discontinued, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and: (i) transfer or directly roll over such amounts to the employer-designated funding vehicle or permit the contract holder to do so; (ii) directly transfer such amounts to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or Section 403(b)(7) of the Internal Revenue Code respectively; (iii) directly roll over such amounts to another eligible retirement plan (iv) retain such amounts, if permitted under federal tax law; or (v) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder`s original withdrawal charge schedule.

An EQUI-VEST(R) VANTAGE(SM) contract may be terminated only after all participation under the contract is terminated.


13. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS" IN "CHARGES AND EXPENSES" IN THE PROSPECTUS AT PAGE 36:


CHARGES UNDER EQUI-VEST(R) VANTAGE(SM) CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT


We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0.50% to 0.90% of daily net assets attributable to all under the group contract. Differences in this charge are due to variations in group characteristics which may include:


o the factors on which the mortality and expense risks charge and administration charges are based,

o the extent to which certain administrative functions in connection with the TSA contracts are to be performed by us or by the contract holder,

o the total amount of Plan assets

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant`s participation certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) VANTAGE(SM) contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We deduct a charge for third-party transfer (such as in the case of (i) a direct transfer of the account value to another employer-designated funding vehicle or (ii) a transfer or direct rollover to another contract or custodial arrangement that meets the requirements of Section 403(b)(1) or Section 403(b)(7) of the Internal Revenue Code respectively or (iii) a direct rollover to another eligible retirement plan. This charge is currently $25 ($65 maximum) per occurrence per participant. In addition, this charge will be imposed on each third-party transfer out of the contract`s forfeiture account into another eligible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract.


CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT


If a participant elects the optional enhanced death benefit we deduct a charge annually from the account value attributable to such participant on each participation date until the participant is age 85. The charge is equal to 0.15% of the account value attributable to the participant on the participation date anniversary.

We deduct this charge pro rata from the variable investment options and the Guaranteed Interest Option. If these amounts are insufficient we will make up the required amounts from the Fixed Maturity Option in order of the earliest maturity date(s) first to the extent you have values in those options.

WITHDRAWAL CHARGE FOR EQUI-VEST(R) VANTAGE(SM) CONTRACTS

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) VANTAGE(SM) contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during the first 5 contract years only if:
(i) a participant transfers or directly rolls over any account value attributable to the participant under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder withdraws amounts from the contract and transfers or directly rolls over amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply except when:

(1) The participant withdraws no more than 10% of the vested account value each participation year attributable to that participant under the contract.

(2) The participant has reached age 55 and retired or has severed from employment with the employer.

(3) The withdrawal is made to satisfy minimum distribution requirements.

(4) The participant elects a withdrawal that qualifies as a hardship withdrawal under the Code.

(5) The participant dies and a death benefit is payable to the Beneficiary.

(6) The withdrawal is made to provide an annuity from Equitable requested by the Employer.

(7) The participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or the participant is totally disabled. Total disability is the participant's incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the participant must continue to be deemed totally disabled.

    Written notice of claim must be given to us during the participant`s lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the participant must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8) We receive proof satisfactory to us that the participant`s life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9) The participant is confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

  -- its main function is to provide skilled, intermediate, or custodial nursing care;

  -- it provides continuous room and board to three or more persons;

  -- it is supervised by a registered nurse or licensed practical nurse;

  -- it keeps daily medical records of each patient;

  -- it controls and records all medications dispensed; and

  -- its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following the such participation.

In instances where a withdrawal charge applies, other than where the participant`s participation under the contract is terminated, in order to give a participant the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from the account value attributable to a participant under the contract. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options in order of the earliest maturity date(s). If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case a participant terminates participation under the contract, we will pay the account value attributable to the participant under the contract after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the account value attributable to a participant under the contract during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from the account value attributable to a participant under the contract during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made by the participant during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

FORFEITED ANNUITY ACCOUNT VALUE. If a portion of a participant`s annuity account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.


14. THE FIRST BULLET UNDER "CONTRIBUTIONS TO TSAS" IN "TAX INFORMATION" UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)" IN THE PROSPECTUS AT PAGE 42 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

o Annual contributions made through the employer`s payroll, which may include a participant`s salary reduction contributions and employer contributions.
  Some employer contributions may be subject to forfeiture under an employer`s plan.


15. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" IN THE PROSPECTUS AT PAGE 43:


The plan may also impose withdrawal restrictions on employer contributions and related earnings.

16. THE SECOND PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" IN THE PROSPECTUS AT PAGE 43 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:


For amounts that were directly transferred to this contract in a Revenue Ruling 90-24 transfer from another annuity contract, these withdrawal restrictions will not apply to 403(b) account values attributable to salary reduction contributions to the contract and earnings on December 31, 1988 or to account values attributable to employer contributions if properly reported to us at the time of the transfer.


17. INVESTMENT PERFORMANCE. Page 61 of the Prospectus describes certain measurements of investment performance of the variable investment options and/or the portfolios in which they invest. The table following that discussion may be of general interest. Since charges under the EQUI-VEST(R) VANTAGE(SM) contract, as well as the series of contracts described in the Prospectus, vary, the table on page 62 of the Prospectus assume for the highest charges that might apply. The maximum charges that might apply under the EQUI-VEST(R) VANTAGE(SM) contract (including the charge for the optional enhanced death benefit) are lower than the charges used in computing the investment performance in the Prospectus table.

Appendix I: Condensed financial information
--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge of 0.90%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUIVEST VANTAGE CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                       -------------------------------------------------
                                                           1999          2000        2001        2002
--------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
  Unit value                                                  --           --          --     $ 107.20
  Number of units outstanding (000's)                         --           --          --           --
 AXA PREMIER VIP HEALTH CARE
  Unit value                                                  --           --          --     $  79.33
  Number of units outstanding (000's)                         --           --          --           --
 AXA PREMIER VIP INTERNATIONAL EQUITY
  Unit value                                                  --           --          --     $  78.42
  Number of units outstanding (000's)                         --           --          --           --
 AXA PREMIER VIP LARGE CAP CORE EQUITY
  Unit value                                                  --           --          --     $  76.77
  Number of units outstanding (000's)                         --           --          --           --
 AXA PREMIER VIP LARGE CAP GROWTH
  Unit value                                                  --           --          --     $  68.17
  Number of units outstanding (000's)                         --           --          --           --
 AXA PREMIER VIP LARGE CAP VALUE
  Unit value                                                  --           --          --     $  79.44
  Number of units outstanding (000's)                         --           --          --           --
 AXA PREMIER VIP SMALL/MID CAP GROWTH
  Unit value                                                  --           --          --     $  62.27
  Number of units outstanding (000's)                         --           --          --           --
 AXA PREMIER VIP SMALL/MID CAP VALUE
  Unit value                                                  --           --          --     $  74.03
  Number of units outstanding (000's)                         --           --          --           --
 AXA PREMIER VIP TECHNOLOGY
  Unit value                                                  --           --          --     $  56.89
  Number of units outstanding (000's)                         --           --          --           --
 EQ/AGGRESSIVE STOCK
  Unit value                                            $ 106.50     $  91.46    $  67.82     $  47.80
  Number of units outstanding (000's)                         --           --          --           --
 EQ/ALLIANCE COMMON STOCK
  Unit value                                            $ 130.14     $ 110.60    $  97.85     $  64.63
  Number of units outstanding (000's)                         --           --          --           --
 EQ/ALLIANCE GROWTH AND INCOME
  Unit value                                            $ 122.29     $ 131.71    $ 128.51     $ 100.27
  Number of units outstanding (000's)                         --           --          --           --
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
  Unit value                                            $ 102.33     $ 110.43    $ 118.06     $ 127.05
  Number of units outstanding (000's)                         --           --          --           --
 EQ/ALLIANCE INTERNATIONAL
  Unit value                                            $ 131.34     $ 100.03    $  76.02     $  67.72
  Number of units outstanding (000's)                         --           --          --           --
 EQ/ALLIANCE PREMIER GROWTH
  Unit value                                            $ 116.55     $  94.27    $  70.28     $  48.46
  Number of units outstanding (000's)                         --           --          --           --
 EQ/ALLIANCE QUALITY BOND
  Unit value                                            $ 100.33     $ 110.65    $ 118.44     $ 126.38
  Number of units outstanding (000's)                         --           --          --           --

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                       -------------------------------------------------
                                                           1999          2000        2001        2002
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
  Unit value                                            $ 110.37     $ 124.31     $ 106.88    $  73.89
  Number of units outstanding (000's)                         --           --           --          --
 EQ/ALLIANCE TECHNOLOGY
  Unit value                                                  --     $  66.31     $  49.65    $  29.14
  Number of units outstanding (000's)                         --           --           --          --
 EQ/BALANCED
  Unit value                                            $ 121.00     $ 118.02     $ 114.50    $  99.02
  Number of units outstanding (000's)                         --           --           --          --
 EQ/BERNSTEIN DIVERSIFIED VALUE
  Unit value                                                  --           --     $  95.39    $  81.63
  Number of units outstanding (000's)                         --           --           --          --
 EQ/CALVERT SOCIALLY RESPONSIBLE
  Unit value                                            $ 107.76     $ 103.69     $  87.65    $  63.89
  Number of units outstanding (000's)                         --           --           --          --
 EQ/CAPITAL GUARDIAN INTERNATIONAL
  Unit value                                                  --           --           --    $  68.67
  Number of units outstanding (000's)                         --           --           --          --
 EQ/CAPITAL GUARDIAN RESEARCH
  Unit value                                            $ 106.96     $ 112.26     $ 109.00    $  81.38
  Number of units outstanding (000's)                         --           --           --          --
 EQ/CAPITAL GUARDIAN U.S. EQUITY
  Unit value                                            $ 101.79     $ 104.51     $ 101.25    $  76.77
  Number of units outstanding (000's)                         --           --           --          --
 EQ/EMERGING MARKETS EQUITY
  Unit value                                            $ 198.84     $ 118.14     $ 111.05    $ 103.54
  Number of units outstanding (000's)                         --           --           --          --
 EQ/EQUITY 500 INDEX
  Unit value                                            $ 125.64     $ 112.30     $  97.75    $  75.18
  Number of units outstanding (000's)                         --           --           --          --
 EQ/EVERGREEN OMEGA
  Unit value                                            $ 106.75     $  93.40     $  76.81    $  57.84
  Number of units outstanding (000's)                         --           --           --          --
 EQ/FI MID CAP
  Unit value                                                  --     $ 100.13     $  85.92    $  69.42
  Number of units outstanding (000's)                         --           --           --          --
 EQ/FI SMALL/MID CAP VALUE
  Unit value                                            $ 103.94     $ 108.31     $ 111.62    $  94.35
  Number of units outstanding (000's)                         --           --           --          --
 EQ/HIGH YIELD
  Unit value                                            $  85.66     $  77.34     $  77.17    $  74.22
  Number of units outstanding (000's)                         --           --           --          --
 EQ/INTERNATIONAL EQUITY INDEX
  Unit value                                                  --           --           --    $  81.02
  Number of units outstanding (000's)                         --           --           --          --
 EQ/J.P. MORGAN CORE BOND
  Unit value                                                  --           --           --    $ 107.54
  Number of units outstanding (000's)                         --           --           --          --
 EQ/JANUS LARGE CAP GROWTH
  Unit value                                                  --     $  84.07     $  64.18    $  44.32
  Number of units outstanding (000's)                         --           --           --          --
 EQ/LAZARD SMALL CAP VALUE
  Unit value                                                  --           --           --    $ 114.07
  Number of units outstanding (000's)                         --           --           --          --
 EQ/MARSICO FOCUS
  Unit value                                                  --           --     $ 105.94    $  92.92
  Number of units outstanding (000's)                         --           --           --          --
 EQ/MERCURY BASIC VALUE EQUITY
  Unit value                                            $ 113.77     $ 126.07     $ 131.84    $ 108.89
  Number of units outstanding (000's)                         --           --           --          --

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                       -------------------------------------------------
                                                           1999          2000        2001        2002
--------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
  Unit value                                            $ 166.37     $ 133.82    $  87.46     $ 56.92
  Number of units outstanding (000's)                         --           --          --           4
 EQ/MFS INVESTORS TRUST
  Unit value                                            $ 104.65     $ 102.99    $  85.75     $ 67.12
  Number of units outstanding (000's)                         --           --          --          --
 EQ/MONEY MARKET
  Unit value                                            $ 105.79     $ 111.13    $ 114.06      114.42
  Number of units outstanding (000's)                         --           --          --          --
 EQ/PUTNAM GROWTH & INCOME VALUE
  Unit value                                            $  98.44     $ 104.17    $  96.20     $ 77.17
  Number of units outstanding (000's)                         --           --          --          --
 EQ/PUTNAM INTERNATIONAL EQUITY
  Unit value                                                  --           --          --     $ 76.66
  Number of units outstanding (000's)                         --           --          --          --
 EQ/PUTNAM VOYAGER
  Unit value                                                  --           --          --     $ 54.67
  Number of units outstanding (000's)                         --           --          --          --
 EQ/SMALL COMPANY INDEX
  Unit value                                                  --           --          --     $ 81.92
  Number of units outstanding (000's)                         --           --          --          --

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------
                                                       For the year ending December 31,
                                                       --------------------------------
                                                                      2002
--------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
  UNIT VALUE                                                        $ 107.42
  NUMBER OF UNITS OUTSTANDING (000'S)                                     --
 AXA PREMIER VIP HEALTH CARE
  Unit value                                                        $  79.50
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP INTERNATIONAL EQUITY
  Unit value                                                        $  78.58
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP LARGE CAP CORE EQUITY
  Unit value                                                        $  76.92
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP LARGE CAP GROWTH
  Unit value                                                        $  68.31
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP LARGE CAP VALUE
  Unit value                                                        $  79.60
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP SMALL/MID CAP GROWTH
  Unit value                                                        $  62.40
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP SMALL/MID CAP VALUE
  Unit value                                                        $  74.18
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP TECHNOLOGY
  Unit value                                                        $  57.00
  Number of units outstanding (000's)                                     --
 EQ/AGGRESSIVE STOCK
  Unit value                                                        $  50.77
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE COMMON STOCK
  Unit value                                                        $  55.52
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE GROWTH AND INCOME
  Unit value                                                        $  85.76
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
  Unit value                                                        $ 125.51
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE INTERNATIONAL
  Unit value                                                        $  65.79
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE PREMIER GROWTH
  Unit value                                                        $  48.79
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE QUALITY BOND
  Unit value                                                        $ 125.91
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE SMALL CAP GROWTH
  Unit value                                                        $  88.17
  Number of units outstanding (000's)                                     --

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------
                                                       For the year ending December 31,
                                                       --------------------------------
                                                                      2002
--------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
  Unit value                                                        $ 29.30
  Number of units outstanding (000's)                                    --
 EQ/BALANCED
  Unit value                                                        $ 89.58
  Number of units outstanding (000's)                                    --
 EQ/BERNSTEIN DIVERSIFIED VALUE
  Unit value                                                        $ 82.19
  Number of units outstanding (000's)                                    --
 EQ/CALVERT SOCIALLY RESPONSIBLE
  Unit value                                                        $ 64.32
  Number of units outstanding (000's)                                    --
 EQ/CAPITAL GUARDIAN INTERNATIONAL
  Unit value                                                        $ 69.13
  Number of units outstanding (000's)                                    --
 EQ/CAPITAL GUARDIAN RESEARCH
  Unit value                                                        $ 81.93
  Number of units outstanding (000's)                                    --
 EQ/CAPITAL GUARDIAN U.S. EQUITY
  Unit value                                                        $ 77.29
  Number of units outstanding (000's)                                    --
 EQ/EMERGING MARKETS EQUITY
  Unit value                                                        $ 88.09
  Number of units outstanding (000's)                                    --
 EQ/EQUITY 500 INDEX
  Unit value                                                        $ 63.97
  Number of units outstanding (000's)                                    --
 EQ/EVERGREEN OMEGA
  Unit value                                                        $ 58.23
  Number of units outstanding (000's)                                    --
 EQ/FI MID CAP
  Unit value                                                        $ 69.75
  Number of units outstanding (000's)                                    --
 EQ/FI SMALL/MID CAP VALUE
  Unit value                                                        $ 76.93
  Number of units outstanding (000's)                                    --
 EQ/HIGH YIELD
  Unit value                                                        $ 86.67
  Number of units outstanding (000's)                                    --
 EQ/INTERNATIONAL EQUITY INDEX
  Unit value                                                        $ 81.20
  Number of units outstanding (000's)                                    --
 EQ/J.P. MORGAN CORE BOND
  Unit value                                                        $107.78
  Number of units outstanding (000's)                                    --
 EQ/JANUS LARGE CAP GROWTH
  Unit value                                                        $ 44.53
  Number of units outstanding (000's)                                    --
 EQ/LAZARD SMALL CAP VALUE
  Unit value                                                        $114.85
  Number of units outstanding (000's)                                    --

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------
                                                       For the year ending December 31,
                                                       --------------------------------
                                                                      2002
--------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
  Unit value                                                        $ 93.15
  Number of units outstanding (000's)                                    --
 EQ/MERCURY BASIC VALUE EQUITY
  Unit value                                                        $112.46
  Number of units outstanding (000's)                                    --
 EQ/MFS EMERGING GROWTH COMPANIES
  Unit value                                                        $ 64.15
  Number of units outstanding (000's)                                    --
 EQ/MFS INVESTORS TRUST
  Unit value                                                        $ 67.58
  Number of units outstanding (000's)                                    --
 EQ/MONEY MARKET
  Unit value                                                        $110.53
  Number of units outstanding (000's)                                    --
 EQ/PUTNAM GROWTH & INCOME VALUE
  Unit value                                                        $ 78.73
  Number of units outstanding (000's)                                    --
 EQ/PUTNAM INTERNATIONAL EQUITY
  Unit value                                                        $ 77.18
  Number of units outstanding (000's)                                    --
 EQ/PUTNAM VOYAGER
  Unit value                                                        $ 55.04
  Number of units outstanding (000's)                                    --
 EQ/SMALL COMPANY INDEX
  Unit value                                                        $ 82.10
  Number of units outstanding (000's)



                                      --

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------
                                                       For the year ending December 31,
                                                       --------------------------------
                                                                      2002
--------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
  Unit value                                                        $ 107.64
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP HEALTH CARE
  Unit value                                                        $  79.66
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP INTERNATIONAL EQUITY
  Unit value                                                        $  78.74
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP LARGE CAP CORE EQUITY
  Unit value                                                        $  77.08
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP LARGE CAP GROWTH
  Unit value                                                        $  68.45
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP LARGE CAP VALUE
  Unit value                                                        $  79.76
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP SMALL/MID CAP GROWTH
  Unit value                                                        $  62.53
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP SMALL/MID CAP VALUE
  Unit value                                                        $  74.33
  Number of units outstanding (000's)                                     --
 AXA PREMIER VIP TECHNOLOGY
  Unit value                                                        $  57.12
  Number of units outstanding (000's)                                     --
 EQ/AGGRESSIVE STOCK
  Unit value                                                        $  46.48
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE COMMON STOCK
  Unit value                                                        $  52.86
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE GROWTH AND INCOME
  Unit value                                                        $  75.41
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
  Unit value                                                        $ 120.24
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE INTERNATIONAL
  Unit value                                                        $  62.95
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE PREMIER GROWTH
  Unit value                                                        $  44.22
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE QUALITY BOND
  Unit value                                                        $ 120.40
  Number of units outstanding (000's)                                     --
 EQ/ALLIANCE SMALL CAP GROWTH
  Unit value                                                        $  52.55
  Number of units outstanding (000's)                                     --

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------
                                                       For the year ending December 31,
                                                       --------------------------------
                                                                      2002
--------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
  Unit value                                                        $  33.73
  Number of units outstanding (000's)                                     --
 EQ/BALANCED
  Unit value                                                        $  82.10
  Number of units outstanding (000's)                                     --
 EQ/BERNSTEIN DIVERSIFIED VALUE
  Unit value                                                        $  89.18
  Number of units outstanding (000's)                                     --
 EQ/CALVERT SOCIALLY RESPONSIBLE
  Unit value                                                        $  57.22
  Number of units outstanding (000's)                                     --
 EQ/CAPITAL GUARDIAN INTERNATIONAL
  Unit value                                                        $  61.65
  Number of units outstanding (000's)                                     --
 EQ/CAPITAL GUARDIAN RESEARCH
  Unit value                                                        $  73.83
  Number of units outstanding (000's)                                     --
 EQ/CAPITAL GUARDIAN U.S. EQUITY
  Unit value                                                        $  74.48
  Number of units outstanding (000's)                                     --
 EQ/EMERGING MARKETS EQUITY
  Unit value                                                        $  70.62
  Number of units outstanding (000's)                                     --
 EQ/EQUITY 500 INDEX
  Unit value                                                        $  62.27
  Number of units outstanding (000's)                                     --
 EQ/EVERGREEN OMEGA
  Unit value                                                        $  56.66
  Number of units outstanding (000's)                                     --
 EQ/FI MID CAP
  Unit value                                                        $  71.73
  Number of units outstanding (000's)                                     --
 EQ/FI SMALL/MID CAP VALUE
  Unit value                                                        $  95.25
  Number of units outstanding (000's)                                     --
 EQ/HIGH YIELD
  Unit value                                                        $  91.03
  Number of units outstanding (000's)                                     --
 EQ/INTERNATIONAL EQUITY INDEX
  Unit value                                                        $  81.37
  Number of units outstanding (000's)                                     --
 EQ/J.P. MORGAN CORE BOND
  Unit value                                                        $ 108.01
  Number of units outstanding (000's)                                     --
 EQ/JANUS LARGE CAP GROWTH
  Unit value                                                        $  47.68
  Number of units outstanding (000's)                                     --
 EQ/LAZARD SMALL CAP VALUE
  Unit value                                                          108.77
  Number of units outstanding (000's)                                     --

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.



--------------------------------------------------------------------------------------------
                                                       For the year ending December 31,
                                                       --------------------------------
                                                                      2002
--------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
  Unit value                                                        $ 93.38
  Number of units outstanding (000's)                                    --
 EQ/MERCURY BASIC VALUE EQUITY
  Unit value                                                        $ 88.81
  Number of units outstanding (000's)                                    --
 EQ/MFS EMERGING GROWTH COMPANIES
  Unit value                                                        $ 35.99
  Number of units outstanding (000's)                                    --
 EQ/MFS INVESTORS TRUST
  Unit value                                                        $ 64.03
  Number of units outstanding (000's)                                    --
 EQ/MONEY MARKET
  Unit value                                                        $105.22
  Number of units outstanding (000's)                                    --
 EQ/PUTNAM GROWTH & INCOME VALUE
  Unit value                                                        $ 78.07
  Number of units outstanding (000's)                                    --
 EQ/PUTNAM INTERNATIONAL EQUITY
  Unit value                                                        $ 62.51
  Number of units outstanding (000's)                                    --
 EQ/PUTNAM VOYAGER
  Unit value                                                        $ 47.88
  Number of units outstanding (000's)                                    --
 EQ/SMALL COMPANY INDEX
  Unit value                                                        $ 82.28
  Number of units outstanding (000's)                                    --

                      (This page intentionally left blank)

EQUI-VEST(R)
Employer-Sponsored Retirement Programs
TSA ADVANTAGE(SM)


SUPPLEMENT DATED MAY 1, 2003
TO THE PROSPECTUS DATED MAY 1, 2003

--------------------------------------------------------------------------------


This supplement adds and modifies certain information contained in the prospectus dated May 1, 2003 for the EQUI-VEST(R) deferred variable annuity contract issued by The Equitable Life Assurance Society of the United States.


We offer the series 600 TSA Advantage(SM) contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage(SM) contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage(SM) contract, contributions including rollover contributions and direct transfer contributions from existing
Section 403(b) plans (programs or arrangements), may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage(SM) contract may not currently be available in your state. Your financial professional can provide information about state availability.

Currently, no new units will be permitted to enroll in the TSA Advantage (Series
600) product. New participants, however, can be enrolled into existing TSA Advantage units.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage(SM) is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between Equitable Life and an employer sponsoring a 403(b) plan that uses an EQUI-VEST(R) TSA Advantage(SM) contract as a funding vehicle for plan assets, Equitable Life may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST(R) TSA Advantage(SM) contract issued to a participant of that employer's 403(b) plan.

--------------------------------------------------------------------------------
A participant is an individual who participates in an employer's plan funded by an EQUI-VEST(R) contract. The participant is also the annuitant who is the measuring life for determining annuity benefits.
--------------------------------------------------------------------------------

We may at some future time, under certain circumstances and subject to applicable law, allow a current owner of a series 100 or series 200 TSA contract to exchange it for a TSA Advantage(SM) contract. An exchange for a TSA Advantage(SM) contract may or may not be advantageous to you, based on all the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

                        ------------------------------

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST(R) TSA Advantage(SM) contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus as those that apply to the EQUI-VEST(R) series 100 and 200 TSA contracts, except for certain material differences. Terms we use in this supplement have the same meaning as in the prospectus, unless we indicate otherwise.

Material differences between TSA Advantage(SM) and the provisions of the EQUI-VEST(R) TSA series 100 and 200 contracts described in the Prospectus include the information, above as well as the following:

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information," in the Prospectus).


                                                                          X00492

--------------------------------------------------------------------------------
The following is added to "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" in "Fees and charges" in the Prospectus:

Fees and charges under series 600   o Daily charge on amounts invested in
                                      variable investment options for mortality
                                      and expense risks and other expenses at a
                                      current annual rate of 1.20% currently (2%
                                      maximum).

                                    o Annual administrative charge: $30
                                      currently or 2% of the account value, if less ($65 maximum).

                                    o Charge for third-party transfer (such as
                                      in the case of a direct rollover to a
                                      traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company): none currently ($65 maximum).

                                    o No sales charge deducted at the time you
                                      make contributions.

                                    o Withdrawal charge: We deduct a charge
                                      equal to 6% of the amount withdrawn or the defaulted loan amount in the first six contract years. The total of all withdrawal charges may not exceed 8% of all contributions made in the first six contract years. Under certain circumstances, the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this supplement.

                                    o We deduct a charge designed to
                                      approximate certain taxes that may be
                                      imposed on us, such as premium taxes in
                                      your state. The charge is generally
                                      deducted from the amount applied to an
                                      annuity payout option.

                                    o We deduct a $350 annuity administrative
                                      fee from amounts applied to a variable
                                      annuity payout option.

                                    o Annual expenses of the Trusts'
                                      portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually, 12b-1 fees of 0.25% annually, and other expenses.

2

Fee table
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Series 600 TSA Advantage contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

EQUI-VEST(R) SERIES 600 CONTRACTS




Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted if
you surrender your contract or make certain withdrawals)(1)                              6%

Charge if you elect a Variable Immediate Annuity payout option                           $350

Charge for third-party transfer or exchange                                              $65 maximum per occurrence; currently, none

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.



Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets

                                           Maximum     Current
                                           ----        ----
Mortality and expense risk(2)              1.75%       0.95%
Other expenses                             0.25%       0.25%
                                           ----        ----
Total Separate Account A annual expenses   2.00        1.20%



Charges we deduct from your account value on each contract date anniversary
Annual administrative charge                                                 $65 maximum (currently $30) or 2% of your account
                                                                             value, if less



You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.



Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted       Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees, and/or    ------     ------
other expenses)(3)                                                                   0.57%      3.77%


Notes:

(1) Important exceptions and limitations may eliminate or reduce this charge.

(2) A portion of this charge is for providing the death benefit.

(3) Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust portfolio and each AXA VIP Trust portfolio pays is used to reduce the portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:


                                                                     Fee table 3

   Total Annual Portfolio Operating Expenses
   for 2002 (expenses that are deducted from
   portfolio assets including management          Lowest     Highest
   fees, 12b-1 fees, service fees, and/or         0.57%      1.85%
   other expenses) after expense cap
   Total Annual Portfolio Operating
   Expenses for 2002 (expenses that are
   deducted from portfolio assets including
   management fees, service fees, and/or
   other expenses) after expense cap and          0.43%      1.82%
   after a portion of the brokerage
   commissions that the portfolio pays is
   used to reduce the portfolio's expenses


EXAMPLE: EQUI-VEST SERIES 600 CONTRACTS
This example is intended to help you compare the cost of investing in the Series 600 TSA Advantage contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underly ing Trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of this example of $6.84 per $10,000.

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the example below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" below in this Supplement. The Series 600 Con tracts were first offered in July 1998. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a with drawal, transfer, or surrender of amounts from a fixed maturity option.

This example should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the underlying Trust portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:


                                             1 year       3 years        5 years        10 years
Lowest                                       $   828.90   $ 1,426.18     $ 2,050.41     $ 3,063.69
Highest                                      $ 1,146.54   $ 2,339.19     $ 3,505.14     $ 5,824.86


If you annuitize at the end of the applicable time period:



                                             1 year       3 years        5 years        10 years
Lowest                                       $ 626.85     $ 1,199.21     $ 1,797.41     $ 3,413.69
Highest                                      $ 962.62     $ 2,167.23     $ 3,344.87     $ 6,174.86


If you do not surrender your contract at the end of the applicable time period:



                                             1 year       3 years      5 years        10 years
Lowest                                       $ 276.85     $   849.21   $ 1,447.41     $ 3,063.69
Highest                                      $ 612.62     $ 1,817.23   $ 2,994.87     $ 5,824.86



CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this Supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2002.


4 Fee table

THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS" IN "CHARGES AND EXPENSES" IN THE
PROSPECTUS:


Charges and expenses
--------------------------------------------------------------------------------

CHARGES UNDER SERIES 600 CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% (1.75% maximum) of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage(SM) contracts. If your account value on such date is $25,000 or more for TSA Advantage contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage(SM) contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.


We currently waive the annual administration charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

There currently is no third-party transfer (such as in the case of direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company) charge for series 600 contracts. We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies.

WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest

                                                         Charges and expenses  5
option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.



10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:

o The annuitant retires under the terms of the TSA plan, or separates from service;

o The annuitant reaches age 591/2 and completes at least five contract years;

o The annuitant dies and a death benefit is payable to the beneficiary;

o We receive a properly completed election form providing for the account value to be used to buy a life annuity;

o The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 591/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age 591/2;

o The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

o A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

o We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

o The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
  Guam) and meets all of the following:

  -- its main function is to provide skilled, intermediate, or custodial nursing care;

  -- it provides continuous room and board to three or more persons;

  -- it is supervised by a registered nurse or licensed practical nurse;

  -- it keeps daily medical records of each patient;

  -- it controls and records all medications dispensed; and

  -- its primary service is other than to provide housing for residents.

o The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.

6  Charges and expenses

Appendix I: Condensed financial information
--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charges of 1.20%.



SERIES 600 CONTRACTS
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.

                                                       For the years ending December 31,
                                             1998         1999        2000        2001         2002
 AXA Premier VIP Core Bond
  Unit value                                    --           --          --          --     $ 106.88
  Number of units outstanding (000's)           --           --          --          --           83

 AXA Premier VIP Health Care
  Unit value                                    --           --          --          --     $  79.09
  Number of units outstanding (000's)           --           --          --          --           17

 AXA Premier VIP International Equity
  Unit value                                    --           --          --          --     $  78.18
  Number of units outstanding (000's)           --           --          --          --           17

 AXA Premier VIP Large Cap Core Equity
  Unit value                                    --           --          --          --     $  76.54
  Number of units outstanding (000's)           --           --          --          --           21

 AXA Premier VIP Large Cap Growth
  Unit value                                    --           --          --          --     $  67.96
  Number of units outstanding (000's)           --           --          --          --           32

 AXA Premier VIP Large Cap Value
  Unit value                                    --           --          --          --     $  79.20
  Number of units outstanding (000's)           --           --          --          --           32

 AXA Premier VIP Small/Mid Cap Growth
  Unit value                                    --           --          --          --     $  62.08
  Number of units outstanding (000's)           --           --          --          --           43

 AXA Premier VIP Small/Mid Cap Value
  Unit value                                    --           --          --          --     $  73.80
  Number of units outstanding (000's)           --           --          --          --           36

 AXA Premier VIP Technology
  Unit value                                    --           --          --          --     $  56.71
  Number of units outstanding (000's)           --           --          --          --            9

 EQ/Aggressive Stock
  Unit value                              $  90.25     $ 105.70    $  90.50    $  66.90     $  47.01
  Number of units outstanding (000's)           --           17          71         100           95

 EQ/Alliance Common Stock
  Unit value                              $ 102.87     $ 126.92    $ 107.54    $  94.83     $  62.46
  Number of units outstanding (000's)           --          105         702         944          905

 EQ/Alliance Growth and Income
  Unit value                              $ 102.73     $ 120.14    $ 129.01    $ 125.48     $  97.62
  Number of units outstanding (000's)           --           37         262         526          600

 EQ/Alliance Intermediate Government Securities
  Unit value                              $ 103.32     $ 101.97    $ 109.71    $ 116.93     $ 125.45
  Number of units outstanding (000's)           --            1          16         112          193


                                 Appendix I: Condensed financial information 1-1


SERIES 600 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.

                                                     For the years ending December 31,
                                            1998         1999        2000        2001        2002
 EQ/Alliance International
  Unit value                             $  93.00     $ 126.30    $  95.90    $  72.66    $  64.53
  Number of units outstanding (000's)          --            3          36          45         272

 EQ/Alliance Premier Growth
  Unit value                                   --     $ 116.42    $  93.88    $  70.52    $  47.97
  Number of units outstanding (000's)          --           36         350         438         383

 EQ/Alliance Quality Bond
  Unit value                             $ 103.62     $ 100.07    $ 110.03    $ 117.42    $ 124.90
  Number of units outstanding (000's)          --            4          27         112         158

 EQ/Alliance Small Cap Growth
  Unit value                             $  86.94     $ 109.62    $ 123.09    $ 105.51    $  72.72
  Number of units outstanding (000's)          --            2          98         166         206

 EQ/Alliance Technology
  Unit value                                   --           --    $  66.17    $  49.39    $  28.90
  Number of units outstanding (000's)          --           --         128         196         191

 EQ/Balanced
  Unit value                             $ 102.39     $ 118.86    $ 115.59    $ 111.79    $  96.39
  Number of units outstanding (000's)          --           11         101         287         488

 EQ/Bernstein Diversified Value
  Unit value                                   --           --          --    $  94.71    $  80.81
  Number of units outstanding (000's)          --           --          --          71         173

 EQ/Calvert Socially Responsible
  Unit value                                   --     $ 107.64    $ 103.26    $  87.02    $  63.23
  Number of units outstanding (000's)          --           --          --          --           3

 EQ/Capital Guardian International
  Unit value                                   --           --          --          --    $  67.97
  Number of units outstanding (000's)          --           --          --          --          12

 EQ/Capital Guardian Research
  Unit value                                   --     $ 106.84    $ 111.80    $ 108.22    $  80.55
  Number of units outstanding (000's)          --            1           9          31         130

 EQ/Capital Guardian U.S. Equity
  Unit value                                   --     $ 101.69    $ 104.08    $ 100.76    $  75.99
  Number of units outstanding (000's)          --            1          11          21          63

 EQ/Emerging Markets Equity
  Unit value                             $  81.49     $ 157.61    $  93.36    $  87.48    $  81,32
  Number of units outstanding (000's)          --            5          42          44          54

 EQ/Equity 500 Index
  Unit value                             $ 103.69     $ 123.02    $ 109.63    $  95.13    $  72.94
  Number of units outstanding (000's)          --           50         258         367         451

 EQ/Evergreen Omega
  Unit value                                   --     $ 106.63    $  93.02    $  76.26    $  57.25
  Number of units outstanding (000's)          --           --           3          10          16

 EQ/FI Mid Cap
  Unit value                                   --           --    $ 100.02    $  85.57    $  68.93
  Number of units outstanding (000's)          --           --           9         106         195

 EQ/FI Small/Mid Cap Value
  Unit value                             $  82.88     $  83.36    $  86.60    $  88.97    $  74.98
  Number of units outstanding (000's)          --            1          14         126         261


1-2 Appendix I: Condensed financial information


SERIES 600 CONTRACTS (CONTINUED)

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.

                                                     For the years ending December 31,
                                            1998        1999        2000        2001        2002
 EQ/High Yield
  Unit value                             $  89.20    $  84.97    $  76.49    $  76.09    $  72.96
  Number of units outstanding (000's)          --           5          28          49          69

 EQ/International Equity Index
  Unit value                                   --          --          --          --    $  80.76
  Number of units outstanding (000's)          --          --          --          --           5

 EQ/J.P. Morgan Core Bond
  Unit value                                   --          --          --          --    $ 107.19
  Number of units outstanding (000's)          --          --          --          --          45

 EQ/Janus Large Cap Growth
  Unit value                                   --          --    $  83.99    $  63.92    $  44.01
  Number of units outstanding (000's)          --          --          12         119         162

 EQ/Lazard Small Cap Value
  Unit value                                   --          --          --          --    $ 112.91
  Number of units outstanding (000's)          --          --          --          --          27

 EQ/Marsico Focus
  Unit value                                   --          --          --    $ 105.94    $  92.57
  Number of units outstanding (000's)          --          --          --          --          47

 EQ/Mercury Basic Value Equity
  Unit value                             $  97.91    $ 115.06    $ 127.11    $ 132.52    $ 109.12
  Number of units outstanding (000's)          --           7          41         119         183

 EQ/MFS Emerging Growth Companies
  Unit value                             $ 103.53    $ 177.65    $ 142.46    $  92.82    $  60.23
  Number of units outstanding (000's)          --          36         288         316         265

 EQ/MFS Investors Trust
  Unit value                                   --    $ 104.53    $ 102.57    $  85.14    $  66.44
  Number of units outstanding (000's)          --           2          17          21          26

 EQ/Money Market
  Unit value                             $ 101.68    $ 105.21    $ 110.19    $ 112.74    $ 112.77
  Number of units outstanding (000's)          --          17          57         125         107

 EQ/Putnam Growth & Income Value
  Unit value                             $ 100.60    $  98.04    $ 103.43    $  95.23    $  76.16
  Number of units outstanding (000's)          --           3          17          32          35

 EQ/Putnam International Equity
  Unit value                                   --          --          --          --    $  75.88
  Number of units outstanding (000's)          --          --          --          --          74

 EQ/Putnam Voyager
  Unit value                                   --          --          --          --    $  54.11
  Number of units outstanding (000's)          --          --          --          --           5

 EQ/Small Company Index
  Unit value                                   --          --          --          --    $  81.65
  Number of units outstanding (000's)          --          --          --          --          18

                                 Appendix I: Condensed financial information 1-3

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2003
--------------------------------------------------------------------------------



This supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2003 (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement Programs deferred variable annuity contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Equitable Life will offer a modified version of its EQUI-VEST(R) Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST(R) Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


Material differences between the Modified TSA Agreement and the TSA provisions described in the EQUI-VEST(R) Prospectus include the following:

o WITHDRAWAL CHARGE. The Withdrawal Charge schedule for the Modified TSA Agreement is as follows:


           -------------------------------------------
                Contract Year(s)          Charge
           -------------------------------------------
                     1                       6%
                     2                       5
                     3                       4
                     4                       3
                     5                       2
                     6+                      0
           -------------------------------------------

This table replaces the EQUI-VEST(R) Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses."

o EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the withdrawal charge section in "Charges and expenses" has been revised to add the following waivers:

    No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

    --  The annuitant has separated from service, or

    -- The annuitant makes a withdrawal at any time and qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

    -- The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.

o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge for participants under the Modified TSA Agreement is at maximum the charge described in the Prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.


Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the prospectus.)









                     FOR USE ONLY IN THE STATE OF ILLINOIS



888-                                                                    x00482

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2003

EQUI-VEST(R) TSA Contracts
(Series 100 and Series 200) Offered to Certain Public School Employees Within the State of Indiana
--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2003 ("Prospectus") for Equi-Vest(R) Employer-Sponsored Retirement Programs deferred variable annuity contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Equitable Life will offer its EQUI-VEST(R) Series 100 and Series 200 TSA Contracts, as described below ("Modified TSA Contracts"), to certain participants in plans that meet the requirements of Internal Revenue Code
Section 403(b) (referred to as Section 403(b) Plans) sponsored by a public education institution described in "Tax information" under "Tax-Sheltered annuity arrangements (TSAs)" as Section 403(b) Plans sponsored by a public education institution described in Section 403(b)(1)(A)(ii) of the Code within the State of Indiana ("Employer"). Modified TSA Contracts will be available only when an Employer makes contributions for employees participating in
Section 403(b) Plans (whether in addition to, or instead of, employee salary reduction or elective deferral contributions, as applicable) and has entered into an agreement with Equitable Life that permits Equitable Life to offer to you Modified TSA Contracts as a funding vehicle for your Employer's Section 403(b) Plan ("Modified TSA Agreement"). Terms not otherwise defined in this Supplement have the same meaning as in the Prospectus.


Modified TSA Contracts are offered to participants on the same basis and under the same terms and conditions described in the Prospectus as applicable to the EQUI-VEST(R) TSA Series 100 and Series 200 Contracts, except for certain material differences described in this Supplement.

EXCEPTIONS TO WITHDRAWAL CHARGE. Your Employer may notify us of its termination of a Modified TSA Agreement during the seven-day period ("Employer Window Period") starting on the fifth anniversary of the initial Modified TSA Contract purchased pursuant to a Modified TSA Agreement. If your Employer terminates its Modified TSA Agreement during an Employer Window Period, then you will have a 30-day period ("Annuitant Window Period"), starting on the first business day after the end of an Employer Window Period, during which to notify our Processing Office, in writing, whether you desire to terminate your Modified TSA Contract and transfer your Modified TSA Contract's account value to a successor funding vehicle without a withdrawal charge being applied.

Accordingly, the Prospectus section entitled "Charges under the contracts" in "Charges and expenses" has been revised to add the following waiver:

No charge will be applied to any amount withdrawn from your Modified TSA Contract if your Employer terminates its Modified TSA Agreement with us; and within the 30-day Annuitant Window Period, you choose to transfer the account value under your Modified TSA Contract to a successor funding vehicle.

Your opportunity to transfer your account value without paying a withdrawal charge is wholly dependent upon your Employer providing you with timely notice of the termination of its Modified TSA Agreement with us and notifying you of the Annuitant Window Period.

Equitable Life is not obligated to provide you with information relating to your Employer's decision to terminate its Modified TSA Agreement.

You are not required to make such a transfer and you may decide to continue your Modified TSA Contract even if your Employer terminates its Modified TSA Agreement.

GUARANTEED INTEREST OPTION RATES. Until the start of the Employer Window Period, all Modified TSA Contracts held by Annuitants of one Employer ("Unit") will be credited with a current rate of interest in the Guaranteed Interest Option up to 0.50% lower than the current rate for all other EQUI-VEST(R) Series 100 and Series 200 TSA Contracts purchased on the same date and not purchased pursuant to a Modified TSA Agreement or other modified service agreement Equitable Life has with an Employer. Equitable Life reserves the right to apply different interest percentage rates to Units, at its discretion, based upon variances in Unit experience, expenses and other factors. The current rate credited under Modified TSA Contracts, however, will never be lower than the minimum guaranteed rates under all EQUI-VEST(R) Series 100 and Series 200 TSA Contracts. See "Your contract's value in the guaranteed interest option" under "Determining your contract's value" in the Prospectus.

Once the Employer Window Period begins, the rates for any Modified TSA Contract within a Unit will be the same as the rates in effect for all other EQUI-VEST(R) Series 100 and Series 200 TSA Contracts purchased on the same date and not purchased pursuant to a Modified TSA Agreement or other modified service agreement Equitable Life has with an Employer.


                                                                          x00477

ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge under Modified TSA Contracts may be reduced or waived when participant services are performed at a modified or minimum level under a Modified TSA Agreement. This annual administrative charge may continue to be reduced or waived even if your Employer terminates its Modified TSA Agreement with us. Any reduction or waiver to an annual administrative charge will not be unfairly discriminatory. See "Charges and expenses" in the Prospectus.


Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the Prospectus.)

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2003

--------------------------------------------------------------------------------


This supplement modifies certain information in the prospectus or supplement to prospectus dated May 1, 2003 (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement Programs deferred variable annuity contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Equitable Life will offer its EQUI-VEST(R) Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST(R) Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


Material differences between the Modified TSA Contract and the TSA provisions described in the EQUI-VEST(R) Prospectus include the following:

o WITHDRAWAL CHARGE. The Withdrawal Charge schedule for the Modified TSA Contract is as follows:


        --------------------------------------------------
                  Contract Year(s)          Charge
        --------------------------------------------------
                       1                      6%
                       2                      5
                       3                      4
                       4                      3
                       5                      2
                       6+                     0
        --------------------------------------------------

This table replaces the EQUI-VEST(R) Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" in the Prospectus.

o LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans, see "Loans from qualified plans and TSAs" under "Tax information" in the Prospectus.

o EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the withdrawal charge section in "Charges and expenses" has been revised as follows:

     No charge will be applied to any amount withdrawn from the TSA Contract if:

    --  the annuitant has separated from service, or

    -- the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

    -- the annuitant makes a withdrawal at any time and qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency.

    -- the annuitant withdraws funds that were transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than Equitable Life.

o ANNUAL ADMINISTRATIVE CHARGE. No annual administrative charge will be charged to participants in the Modified TSA Contract.


Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the Prospectus.)



                     FOR USE ONLY IN THE STATE OF MARYLAND

888-

                                                                          x00479

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003, TO EQUI-VEST(R) SERIES 100 AND SERIES 200, EMPLOYER-SPONSORED RETIREMENT PROGRAMS, PROSPECTUS DATED MAY 1, 2003
--------------------------------------------------------------------------------



This supplement modifies certain information in the prospectus or supplements to prospectus dated May 1, 2003 (the "Prospectus") for EQUI-VEST(R) Employer-Sponsored Retirement programs, deferred variable annuity contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Equitable Life will offer its EQUI-VEST(R) Series 100 and Series 200 EDC contracts modified with riders 2002EDC-WC-MI and PF 10,962, as applicable, (the "Modified EDC Agreement") only to participants in the EDC plan for Wayne County, Michigan. This Supplement describes the material differences between the Modified EDC Agreement and the EQUI-VEST(R) Series 100 and Series 200 EDC contracts described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


1. Exceptions to the Withdrawal Charge. Under the section titled, "For SEP, SARSEP, SIMPLE IRA, TSA, EDC and Annuitant-Owned HR-10 contracts," in "Withdrawal charge for series 100 and 200 contracts," the following exceptions are added:

    o   the Participant retires pursuant to terms of the Plan; or

    o   the Participant separates from service; or

    o the Participant elects a hardship withdrawal that qualifies as an unforeseeable emergency as defined under the Internal Revenue Code and o approved by the Plan; or

    o we receive proof satisfactory to us that the Participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

    o the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled. Total disability is the Participant's incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

        Written notice of claim must be given to us during the Participant's lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either
        (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to do so, and, in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

        The withdrawal charge will apply if the conditions, as described in the last two items above, existed at the time the Certificate was issued or if the condition began within the 12 month period following the issuance of the Certificate.

2. Annual Administrative Charge. The following is added to the sixth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

        For EDC contracts issued to participants in the Wayne County, Michigan, EDC plan, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.


             FOR USE ONLY WITH WAYNE COUNTY, MICHIGAN EDC CONTRACTS

x00481

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003, TO THE
EQUI-VEST(R) EMPLOYER SPONSORED RETIREMENT PROGRAMS DATED MAY 1, 2003


EQUI-VEST(R) TSA contracts (Series 100) for New York City Housing Development Corporation
--------------------------------------------------------------------------------


This supplement modifies certain information in the above-referenced Prospectus, Supplement to Prospectus and SAI, as supplemented to date (together, the "Prospectus"), for EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). Terms in this Supplement have the same meaning as in the Prospectus.

This Supplement describes the material differences between NY Housing TSA Contracts and the EQUI-VEST(R) Series 100 contracts described in the Prospectus as follows:


A. Administrative Charge. The annual administrative charge is waived, therefore, all references in the Prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. Withdrawal Charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed.


1. Under "Fees and charges" in "EQUI-VEST employer-sponsored programs at a glance -- key features," a new bullet is added as the sixth bullet on page 10 of the Prospectus:


    o   Withdrawal charge:
        -- NY Housing TSA contracts under series 100: We deduct a charge equal to 6% of any amount withdrawn above the 10% free corridor.


2. The following chart is added under the chart in "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts." under "Charges and expenses," on page 35 of the Prospectus:


    For NY Housing TSA contracts.


            -----------------------------------
             Contract Year(s)    Charge
            -----------------------------------
              1 through 5        6%
            -----------------------------------
              6 and later        0
            -----------------------------------

C. Current Total Separate Account A annual expenses. The following changes are made to reflect a change in the current Total Separate Account A annual expenses.


1. The following footnote (+), is added to "Total Separate Account A annual expenses" under "Fee Table," on page 12 of the Prospectus:


    + For NY Housing TSA contracts in series 100, the current "Mortality and expense risk charge" is 0.45% and the current "Other expenses" is 0.25%, resulting in the current "Total Separate Account A annual expenses" of 0.70%.


2. The following sentence is added as the last sentence under the first paragraph in "Example: EQUI-VEST(R) series 100 and 200 contracts" under "Fee Table," on page 15 of the Prospectus:

    NY Housing TSA contracts for series 100 have reduced the current Total Separate Account A annual expenses to 0.70% and waived the annual administrative charge. Since the expense example below reflects Total Separate Account A annual expenses ranging from 1.49% (for the EQ/Alliance Common Stock and EQ/Money Market options) to 1.34% (for all other options), and an estimated administrative charge of $6.87 per $10,000, the expenses shown are higher than they currently are for NY Housing TSA contracts.






           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                              New York, NY 10104


                  FOR USE ONLY WITH NY HOUSING TSA CONTRACTS.
                                                                          X00511

EQUI-VEST(R)


Supplement dated May 1, 2003
to EQUI-VEST(R) Employer-Sponsored
Retirement Programs

SUPPLEMENT PROSPECTUS DATED MAY 1, 2003


EQUI-VEST(R)TSA contracts (Series 100) offered to Employees of certain non-profit organizations within the State of Oregon

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104
--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the Prospectus or Supplement to Prospectus dated May 1, 2003 ("Prospectus") for the EQUI-VEST(R) Employer-Sponsored Retirement Programs deferred variable annuity contracts issued by The Equitable Life Assurance Society of the United States ("Equitable Life").


We will offer the EQUI-VEST(R) series 100 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts will be available only when an employer (i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.


This Supplement describes the material differences between the series 100 contracts described in the Prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of EQ Advisors Trust and AXA Premier VIP Trust (the "Trusts") available under Modified Oregon TSA Contracts include 12b-1 fees among their charges. The series 100 contracts described in the Prospectus include Class IA shares, which are not subject to 12b-1 fees and are not offered under Modified Oregon TSA Contracts.


This Supplement should be read together with the Prospectus. For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I and certificate number 11934T) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus. Modified Oregon TSA Contracts became available on February 9, 2001.


Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus.)


The first bullet in "Fees and charges" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance - key features" section in the Prospectus has been modified for Oregon TSA Contracts, as follows:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.



                                                                          X00510


                      FOR USE ONLY IN THE STATE OF OREGON

Fee Table
--------------------------------------------------------------------------------

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to "charges and expenses" as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted if
you surrender your contract or make certain withdrawals).(1)                         6%

Charge if you elect a Variable Immediate Annuity payout option                       $350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk(2)                                                        0.65%
Other expenses(3)                                                                    0.25%
                                                                                     ----
Total Separate Account A annual expenses(4)                                          0.90%
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge:
  If your account value is less than $25,000                                         $30 or 2% of your account value, plus any prior
  on the last day of your contract year                                              withdrawals during the contract year, if less

  If your account value is $25,000 or more                                           $0
  on the last day of your contract year
------------------------------------------------------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a
"portfolio" that corresponds to any variable investment option you are using.
This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted       Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or    ------     -------
other expenses)(5)                                                                   0.57%      3.77%




Notes:

(1) This charge is 6% generally declining for the first through 12 contract years. The total of all withdrawal charges may not exceed 8% of all withdrawn contributions that were made in the current and nine prior years. This charge is deducted upon a withdrawal of amounts, or defaulted loan amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(2) A portion of this charge is for providing the death benefit.

(3) This charge is for financial accounting and other administrative services relating to the contract.

(4) Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts' fees and other expenses) are guaranteed not to exceed a total annual rate of .90%.

(5) Equitable Life, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust portfolio and each AXA VIP Trust portfolio pays is used to reduce the portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:



--------------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2002    Lowest     Highest
   (expenses that are deducted from portfolio assets     ------     -------
   including management fees, 12b-1 fees, service fees,  0.57%      1.85%
   and/or other expenses) after expense cap
--------------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2002
   (expenses that are deducted from portfolio assets
   including management fees, 12b-1 fees, service fees,  0.43%      1.82%
   and/or other expenses) after expense cap and after a
   portion of the brokerage commissions that the portfolio
   pays is used to reduce the portfolio's expenses
--------------------------------------------------------------------------------





The prospectuses for each Trust are attached at the end of the Prospectus.

The section entitled "Charges under the contracts" under "Charges and expenses"
section in the Prospectus has been modified as follows:

MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

WITHDRAWAL CHARGE FOR SERIES 100 CONTRACTS. In addition to the exceptions to the withdrawal charges applicable to TSA contracts discussed under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in the above-noted section in the Prospectus, the following will apply under Modified Oregon TSA Contracts:

o the annuitant retires pursuant to the terms of the Plan or separates from service;

o the annuitant has been diagnosed and certified in writing, by each of a United States licensed attending physician and independent physician, to be unable to engage in any substantial gainful activity by reason of any medically determined physical or mental impairment which can be expected to result in death or which has lasted or can be expected to last a continuous period of not less than 12 months; or in the case of an individual who has turned age 55 and is blind, inability by reason of blindness, to engage in substantial gainful activity requiring skills, or abilities comparable to those of any gainful activity in which he has previously engaged with some regularity and over a substantial period of time. The term "blindness" shall mean the central visual keenness of 20/200 or less in the better eye with use of a correcting lens. An eye which is accompanied by a limitation in the fields of vision, such that the wider diameter of the visual field beneath an angle no greater than 20 degrees, shall be considered for purposes of this paragraph as having a central visual keenness of 20/200 or less; or

o we receive proof satisfactory to us that the annuitant's life expectancy is six months or less (this proof must include certification by a licensed physician in the United States); or

o the annuitant elects a withdrawal that qualifies as a hardship withdrawal under federal income tax rules. A hardship withdrawal is a distribution that is made on account of an immediate and heavy financial need of the annuitant and the distribution is not in excess of the amount necessary to satisfy such financial need; or

o the annuitant has been confined to a nursing home for more than a 90 day period (or such other period, if required in your state) as verified by a physician licensed in the United States. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located. It must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam and meets all of the following:

o its main function is to provide skilled, intermediate or custodial nursing care;

o   it provides continuous room and board to three or more persons;

o   it is supervised by a registered nurse or a practical nurse;

o   it keeps daily medical records of each patient;

o   it controls and records all medications dispensed; and

o   its primary service is other than to provide housing for residents.

Condensed financial information


The unit values and number of units outstanding shown below, as of December 31, 2002, are for contracts offered under Separate Account A with the same asset based charge of 0.90%





EQUI-VEST(R) MODIFIED OREGON TSA CONTRACTS
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR
THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                 -------------------------------------------
                                                                                                2001        2002
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $ 107.20
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HEALTH CARE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $  79.33
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $  78.42
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $  76.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $  68.17
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $  79.44
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $  62.27
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $  74.03
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     $  56.89
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 55.54     $  39.17
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            35           34
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE COMMON STOCK
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 87.42     $  57.75
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            54           51
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $128.51     $ 100.27
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             5            7
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $118.06     $ 127.05
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 76.02     $  67.72
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             1            8
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 71.03     $  48.46
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             1            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE QUALITY BOND
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $118.44     $ 126.38
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             1            2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $106.88     $  73.89
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             2            2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 49.65     $  29.14
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             2            2
-----------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED OREGON TSA CONTRACTS (CONTINUED)
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR
THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                 -------------------------------------------
                                                                                                2001        2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 99.46    $  86.02
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            22          24
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 95.39    $  81.63
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             1           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 87.65    $  63.89
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --    $  68.67
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $109.00    $  81.38
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $101.25    $  76.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $111.05    $ 103.54
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 97.75    $  75.18
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             7           7
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 76.81    $  57.84
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 85.92    $  69.42
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $111.62    $  94.35
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             1           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 77.17    $  74.22
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             1           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --    $  81.02
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --    $ 107.54
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 64.18    $  44.32
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --    $ 114.07
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $105.94    $  92.92
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $131.84    $ 108.89
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             1           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 87.46    $  56.92
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             3           4
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 85.75    $  67.12
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --          --
-----------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) MODIFIED OREGON TSA CONTRACTS (CONTINUED)
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR
THE FIRST TIME ON OR AFTER DECEMBER 31, 2002.
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                 -------------------------------------------
                                                                                                2001        2002
-----------------------------------------------------------------------------------------------------------------------------
  EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.17     $ 103.51
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.20     $  77.17
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  76.66
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  54.67
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  81.92
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2003


FOR EMPLOYEES OF ALLEGHENY COUNTY, PENNSYLVANIA
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the Prospectus dated May 1, 2003 ("Prospectus") as it relates to the Series 200 EDC Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the Prospectus, except that the Withdrawal Charge and Annual Administrative Charge applicable to the Modified EDC Contracts will be as follows:


o Withdrawal Charge. The Withdrawal Charge ("WC") schedule for the Modified EDC Contract is as follows:

         ----------------------------------------------
                  Contract Year(s)          WC
         ----------------------------------------------
                       1                    6%
                       2                    5
                       3                    4
                       4                    3
                       5                    2
                       6+                   0
         ----------------------------------------------

This table replaces the table in the Prospectus under "Withdrawal charge for series 100 and 200 contracts" in "Charges and expenses."

No WC will apply in the event of the:
   -- Death
   -- Disability
   -- Separation from service from Allegheny County
   -- Retirement of the participant.

The annual administrative charge is waived.


Because you are purchasing an annuity contract to fund an employer-sponsored retirement arrangement, under Section 457 of the Code, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus.)






                                                                          x00480

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003 TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2003

For Employees of Employers Associated with Realty One
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the prospectus or supplement to prospectus dated May 1, 2003 ("Prospectus") as it relates to certain series 200 Trusteed Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). The Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), are offered to employees of employers associated with Realty One, a real estate brokerage firm, on the basis described in the Prospectus, except that the Withdrawal Charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.


The annual administrative charge is waived.


Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus).
































                                                                          x00476

The Equitable Life Assurance
Society of the United States

SUPPLEMENT DATED MAY 1, 2003 TO THE EQUI-VEST(R)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS ("SERIES 200")
AND THE EQUI-VEST(R) VANTAGE(SM) SUPPLEMENT ("VANTAGE") DATED MAY 1, 2003


EQUI-VEST(R) TSA contracts (Series 200 and Vantage)
Subject to the 403(b) Certification Rules of the Teacher Retirement System of the State of Texas
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the Prospectus and Supplement to Prospectus dated May 1, 2003 (the "Prospectuses") for EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by The Equitable Life Assurance Society of the United States ("Equitable Life").

On August 1, 2002, Equitable Life began offering its EQUI-VEST(R) Series 200 and EQUI-VEST(R) Vantage(SM) TSA contracts, modified as described below (the "Modified TSA Contracts"), only to employees:


o of school districts and open-enrollment charter schools (Grades K-12) who are eligible to participate in the TSA Plans, the providers of which are subject to the 403(b) certification rules of the Teacher Retirement System of the State of Texas; and


o who enroll in and contribute to the Modified TSA Contracts through a salary reduction agreement.


This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) Series 200 or EQUI-VEST(R) Vantage(SM) contracts described in the Prospectuses. Terms in this Supplement have the same meaning as in the Prospectuses.

Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) Series 200 and EQUI-VEST(R) Vantage(SM) Prospectuses include the following:

1.  Total Annual Expenses. The following footnote "+" has been added:

o For Series 200, this footnote is added to "Total Separate Account A annual expenses" under "Fee table."

o For Vantage, this footnote is added to "Separate account charge" under "Fee table."


        + For Series 200 and Vantage TSA contracts, the total Separate Account A annual expenses and total annual expenses of the Trusts, when added together, are not permitted to exceed 2.75% (except for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/ Money Market options in Series 200 which are not permitted to exceed 1.75%), unless a higher rate is permitted by the Teacher Retirement System of Texas. Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios.


2.  Withdrawal Charges.

o   The following are changed in the EQUI-VEST(R) Series 200 Prospectus:


    Under "Fees and charges" in "EQUI-VEST(R) employer-sponsored programs at a glance - key features" all references to the amount of withdrawal charge (with the exception of the free 10% withdrawal amount) are replaced with the following:



        All series 200 contracts: 6% of amount withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.



FOR USE ONLY WITH TSA CONTRACTS SUBJECT TO THE 403(B) CERTIFICATION RULES OF THE
                TEACHER RETIREMENT SYSTEM OF THE STATE OF TEXAS
     (SCHOOL DISTRICTS AND OPEN-ENROLLMENT CHARTER SCHOOLS - GRADES K - 12)


                                                                          x00506

 The following table replaces the EQUI-VEST(R) Series 200 withdrawal charge table in "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" in the Prospectus.


       ----------------------------------------------
                Contract Year(s)         Charge
       ----------------------------------------------
                     1                    6.00%
                     2                    5.75%
                     3                    5.50%
                     4                    5.25%
                     5                    5.00%
                     6                    4.75%
                     7                    4.50%
                     8                    4.25%
                     9                    4.00%
                     10                   3.00%
                     11                   1.00%
                     12                   1.00%
                13 and later              0.00%
       ----------------------------------------------

o   The following are changed in the EQUI-VEST(R) Vantage(SM) Supplement:

    The "Withdrawal charge" paragraph in the "Fee table" is deleted in its entirety and replaced by the following table:



      --------------------------------------------------
          Participant/Contract Year(s)         Charge
      --------------------------------------------------
                     1                          6.00%
                     2                          5.75%
                     3                          5.50%
                     4                          5.25%
                     5                          5.00%
                6 and later                     0.00%
      --------------------------------------------------


    The first sentence in the last paragraph under "Withdrawal Charge for EQUI-VEST(R) Vantage(SM) Contracts" in Section 13, is replaced in its entirety with the following:

        The withdrawal charge equals up to 6% of the amount withdrawn from the account value under the contract attributable to the participant for whom the withdrawal is made (or of the defaulted loan amount, if applicable) in the first five contract or participation years, as applicable. See the "Withdrawal charge" table that appears in the "Fee table."

3.  Condensed financial information

    The unit values and number of units outstanding shown below, as of December 31, 2002 are for contracts offered under Separate Account A with the same asset based charge of 1.34%





EQUIVEST MODIFIED TEXAS TSA CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31,
2002

                                             For the years ending December 31,
                                               1992    1993    1994    1995    1996
 AXA Premier VIP Core Bond
  Unit value                                   --      --      --      --      --
  Number of units outstanding (000's)          --      --      --      --      --
 AXA Premier VIP Health Care
  Unit value                                   --      --      --      --      --
  Number of units outstanding (000's)          --      --      --      --      --
 AXA Premier VIP International Equity
  Unit value                                   --      --      --      --      --
  Number of units outstanding (000's)          --      --      --      --      --
 AXA Premier VIP Large Cap Core
 Equity
  Unit value                                   --      --      --      --      --
  Number of units outstanding (000's)          --      --      --      --      --


                                                 For the years ending December 31,
                                          1997    1998    1999    2000    2001       2002
 AXA Premier VIP Core Bond
  Unit value                              --      --      --      --      --      $ 106.73
  Number of units outstanding (000's)     --      --      --      --      --           264
 AXA Premier VIP Health Care
  Unit value                              --      --      --      --      --      $ 103.48
  Number of units outstanding (000's)     --      --      --      --      --            --
 AXA Premier VIP International Equity
  Unit value                              --      --      --      --      --      $  89.80
  Number of units outstanding (000's)     --      --      --      --      --            --
 AXA Premier VIP Large Cap Core
 Equity
  Unit value                              --      --      --      --      --      $  76.43
  Number of units outstanding (000's)     --      --      --      --      --            91



FOR USE ONLY WITH TSA CONTRACTS SUBJECT TO THE 403(B) CERTIFICATION RULES OF
                                      THE
                TEACHER RETIREMENT SYSTEM OF THE STATE OF TEXAS
     (SCHOOL DISTRICTS AND OPEN-ENROLLMENT CHARTER SCHOOLS - GRADES K - 12)

EQUIVEST MODIFIED TEXAS TSA CONTRACTS (CONTINUED)
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31,
2002
                                                       For the years ending December 31,
                                                 1992        1993        1994        1995        1996
 AXA Premier VIP Large Cap Growth
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 AXA Premier VIP Large Cap Value
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 AXA Premier VIP Small/Mid Cap
 Growth
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 AXA Premier VIP Technology
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 EQ/Aggressive Stock
  Unit value                                  $  48.30    $  55.68    $  52.88    $  68.73    $  82.91
  Number of units outstanding (000's)           17,986      21,496      24,787      25,821      27,945
 EQ/Alliance Common Stock
  Unit value                                  $ 104.63    $ 128.81    $ 124.32    $ 162.42    $ 199.05
  Number of units outstanding (000's)           11,841      13,917      15,749      16,292      16,933
 EQ/Alliance Growth and Income
  Unit value                                        --          --    $  98.86    $ 121.02    $ 143.37
  Number of units outstanding (000's)               --          --         210         498         975
 EQ/Alliance Intermediate
 Government Securities
  Unit value                                        --          --    $  98.19    $ 109.80    $ 112.40
  Number of units outstanding (000's)               --          --          32          89         146
 EQ/Alliance International
  Unit value                                        --          --          --    $ 104.15    $ 112.83
  Number of units outstanding (000's)               --          --          --         141         763
 EQ/Alliance Premier Growth
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 EQ/Alliance Quality Bond
  Unit value                                        --          --    $  93.87    $ 108.38    $ 112.65
  Number of units outstanding (000's)               --          --          53         135         196
 EQ/Alliance Small Cap Growth
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 EQ/Alliance Technology
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 EQ/Balanced
  Unit Value                                  $  26.04    $  28.85    $  26.18    $  30.92    $  34.06
  Number of units outstanding (000's)           25,975      31,259      32,664      30,212      28,319
 EQ/Bernstein Diversified Value
  Unit Value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 EQ/Calvert Socially Responsible
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --
 EQ/Capital Guardian International
  Unit value                                        --          --          --          --          --
  Number of units outstanding (000's)               --          --          --          --          --


                                                           For the years ending December 31,
                                            1997        1998         1999        2000        2001        2002
 AXA Premier VIP Large Cap Growth
  Unit value                                   --          --           --          --          --    $  67.87
  Number of units outstanding (000's)          --          --           --          --          --         138
 AXA Premier VIP Large Cap Value
  Unit value                                   --          --           --          --          --    $  79.08
  Number of units outstanding (000's)          --          --           --          --          --         127
 AXA Premier VIP Small/Mid Cap
 Growth
  Unit value                                   --          --           --          --          --    $  93.12
  Number of units outstanding (000's)          --          --           --          --          --          --
 AXA Premier VIP Small/Mid Cap Value
  Unit value                                   --          --           --          --          --    $  94.23
  Number of units outstanding (000's)          --          --           --          --          --          --
 AXA Premier VIP Technology
  Unit value                                   --          --           --          --          --    $  86.91
  Number of units outstanding (000's)          --          --           --          --          --          --
 EQ/Aggressive Stock
  Unit value                             $  90.75    $  89.92     $ 105.59    $  90.70    $  67.13    $  47.48
  Number of units outstanding (000's)      28,030      25,634       20,946      18,138      16,058      13,832
 EQ/Alliance Common Stock
  Unit value                             $ 253.68    $ 323.75     $ 399.74    $ 339.28    $ 299.82    $ 197.84
  Number of units outstanding (000's)      17,386      17,231       16,705      15,685      14,197      11,899
 EQ/Alliance Growth and Income
  Unit value                             $ 179.30    $ 213.81     $ 250.31    $ 269.09    $ 262.05    $ 204.07
  Number of units outstanding (000's)       1,800       2,475        3,095       3,352       3,789       3,455
 EQ/Alliance Intermediate
 Government Securities
  Unit value                             $ 118.98    $ 126.48     $ 124.96    $ 134.60    $ 143.62    $ 154.25
  Number of units outstanding (000's)         202         314          360         309         587         915
 EQ/Alliance International
  Unit value                             $ 107.92    $ 117.72     $ 160.04    $ 121.54    $  92.48    $  82.20
  Number of units outstanding (000's)         968         971          926       1,028         945       5,013
 EQ/Alliance Premier Growth
  Unit value                                   --          --     $ 116.36    $  93.70    $  70.28    $  47.74
  Number of units outstanding (000's)          --          --          887       2,596       2,788       2,376
 EQ/Alliance Quality Bond
  Unit value                             $ 121.30    $ 130.07     $ 125.76    $ 138.33    $ 147.79    $ 157.39
  Number of units outstanding (000's)         283         557          622         566         899         950
 EQ/Alliance Small Cap Growth
  Unit value                             $ 125.55    $ 118.57     $ 149.64    $ 168.29    $ 144.40    $  99.61
  Number of units outstanding (000's)         488       1,101          976       1,895       1,988       1,955
 EQ/Alliance Technology
  Unit value                                   --          --           --    $  66.10    $  49.27    $  28.78
  Number of units outstanding (000's)          --          --           --       1,313       1,757       1,713
 EQ/Balanced
  Unit Value                             $  38.66    $  45.07     $  52.39    $  51.10    $  49.61    $  42.91
  Number of units outstanding (000's)      26,036      24,361       22,434      20,413      19,822      23,382
 EQ/Bernstein Diversified Value
  Unit Value                                   --          --           --          --    $  94.39    $  80.42
  Number of units outstanding (000's)          --          --           --          --       1,544       1,981
 EQ/Calvert Socially Responsible
  Unit value                                   --          --     $ 107.58    $ 103.06    $  86.73    $  62.93
  Number of units outstanding (000's)          --          --            4          15          33          57
 EQ/Capital Guardian International
  Unit value                                   --          --           --          --          --    $  67.65
  Number of units outstanding (000's)          --          --           --          --          --          61

EQUIVEST MODIFIED TEXAS TSA CONTRACTS (CONTINUED)
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31,
2002 (CONTINUED)
                                                         For the years ending December 31,
                                                 1992        1993         1994         1995         1996
 EQ/Capital Guardian Research
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/Capital Guardian U.S. Equity
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/Emerging Markets Equity
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/Equity 500 Index
  Unit value                                        --          --     $ 100.95     $ 135.94     $ 164.12
  Number of units outstanding (000's)               --          --           47          592        1,486
 EQ/Evergreen Omega
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/FI Mid Cap
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/FI Small/Mid Cap Value
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/High Yield
  Unit value                                        --          --     $  95.88     $ 113.44     $ 137.53
  Number of units outstanding (000's)               --          --           99          209          444
 EQ/International Equity Index
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/J.P. Morgan Core Bond
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/Janus Large Cap Growth
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/Lazard Small Cap Value
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/Marsico Focus
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/Mercury Basic Value Equity
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/MFS Emerging Growth
 Companies
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/MFS Investors Trust
  Unit value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --
 EQ/Money Market
  Unit value                                   $ 25.01     $ 25.41     $  26.08     $  27.22     $  28.28
  Number of units outstanding (000's)            1,201       1,065        1,000        1,021        1,013
 EQ/Putnam Growth and Income Value
  Unit Value                                        --          --           --           --           --
  Number of units outstanding (000's)               --          --           --           --           --


                                                            For the years ending December 31,
                                            1997        1998         1999         2000         2001        2002
 EQ/Capital Guardian Research
  Unit value                                   --          --     $ 106.78     $ 111.59     $ 107.86    $  80.17
  Number of units outstanding (000's)          --          --            8           44           95       1,211
 EQ/Capital Guardian U.S. Equity
  Unit value                                   --          --     $ 101.64     $ 103.88     $ 100.43    $  75.63
  Number of units outstanding (000's)          --          --           13           34           96         375
 EQ/Emerging Markets Equity
  Unit value                             $  79.41    $  57.18     $ 110.43     $  65.32     $  61.12    $  56.74
  Number of units outstanding (000's)         109         217          590          926          850         895
 EQ/Equity 500 Index
  Unit value                             $ 214.66    $ 271.24     $ 322.15     $ 287.40     $ 249.66    $ 191.65
  Number of units outstanding (000's)       2,686       3,805        4,579        4,346        4,083       3,648
 EQ/Evergreen Omega
  Unit value                                   --          --     $ 106.57     $  92.84     $  76.01    $  56.98
  Number of units outstanding (000's)          --          --            5           18           33          55
 EQ/FI Mid Cap
  Unit value                                   --          --           --     $  99.98     $  85.41    $  68.70
  Number of units outstanding (000's)          --          --           --           86          420         738
 EQ/FI Small/Mid Cap Value
  Unit value                             $ 118.06    $ 104.82     $ 105.28     $ 109.21     $ 112.05    $  94.29
  Number of units outstanding (000's)         577         859          721          628        1,238       1,835
 EQ/High Yield
  Unit value                             $ 160.74    $ 150.42     $ 143.43     $ 129.28     $ 128.74    $ 123.58
  Number of units outstanding (000's)         831       1,164          998          800          770         696
 EQ/International Equity Index
  Unit value                                   --          --           --           --           --    $  80.64
  Number of units outstanding (000's)          --          --           --           --           --          25
 EQ/J.P. Morgan Core Bond
  Unit value                                   --          --           --           --           --    $ 107.03
  Number of units outstanding (000's)          --          --           --           --           --         207
 EQ/Janus Large Cap Growth
  Unit value                                   --          --           --     $  83.95     $  63.80    $  43.86
  Number of units outstanding (000's)          --          --           --          165          464         581
 EQ/Lazard Small Cap Value
  Unit value                                   --          --           --           --           --    $ 112.38
  Number of units outstanding (000's)          --          --           --           --           --         239
 EQ/Marsico Focus
  Unit value                                   --          --           --           --     $ 105.89    $  92.40
  Number of units outstanding (000's)          --          --           --           --           --         337
 EQ/Mercury Basic Value Equity
  Unit value                             $ 115.97    $ 127.67     $ 149.82     $ 165.27     $ 172.07    $ 141.48
  Number of units outstanding (000's)         145         444          617          634        1,044       1,282
 EQ/MFS Emerging Growth
 Companies
  Unit value                                   --    $ 161.04     $ 275.93     $ 220.97     $ 143.76    $  93.15
  Number of units outstanding (000's)          --       1,090        2,427        3,720        3,422       2,890
 EQ/MFS Investors Trust
  Unit value                                   --          --     $ 104.48     $ 102.37     $  84.85    $  66.13
  Number of units outstanding (000's)          --          --           18           68           87         118
 EQ/Money Market
  Unit value                             $  29.41    $  30.55     $  31.63     $  33.15     $  33.96    $  34.00
  Number of units outstanding (000's)         973       1,261        1,516        1,458        1,796       1,816
 EQ/Putnam Growth and Income Value
  Unit Value                             $ 115.17    $ 128.20     $ 124.76     $ 131.45     $ 120.85    $  96.50
  Number of units outstanding (000's)         250         581          648          521          532         484

EQUIVEST MODIFIED TEXAS TSA CONTRACTS (CONTINUED)
UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION,
EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31,
2002 (CONTINUED)
                                                                                                  For the years
                                                                                               ending December 31,
                                                                                                  1992    1993    1994
 EQ/Putnam International Equity
  Unit value                                                                                      --      --      --
  Number of units outstanding (000's)                                                             --      --      --
 EQ/Putnam Voyager
  Unit value                                                                                      --      --      --
  Number of units outstanding (000's)                                                             --      --      --
 EQ/Small Company Index
  Unit value                                                                                      --      --      --
  Number of units outstanding (000's)                                                             --      --      --


                                                                                              For the years ending December 31,
                                                                                             1995    1996    1997    1998    1999
 EQ/Putnam International Equity
  Unit value                                                                                 --      --      --      --      --
  Number of units outstanding (000's)                                                        --      --      --      --      --
 EQ/Putnam Voyager
  Unit value                                                                                 --      --      --      --      --
  Number of units outstanding (000's)                                                        --      --      --      --      --
 EQ/Small Company Index
  Unit value                                                                                 --      --      --      --      --
  Number of units outstanding (000's)                                                        --      --      --      --      --


                                                                                              For the years ending
                                                                                                  December 31,
                                                                                             2000    2001      2002
 EQ/Putnam International Equity
  Unit value                                                                                 --      --      $ 75.52
  Number of units outstanding (000's)                                                        --      --          928
 EQ/Putnam Voyager
  Unit value                                                                                 --      --      $ 53.85
  Number of units outstanding (000's)                                                        --      --           19
 EQ/Small Company Index
  Unit value                                                                                 --      --      $ 81.53
  Number of units outstanding (000's)                                                        --      --           72

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003, TO EQUI-VEST(R) SERIES 100 AND SERIES 200 EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS DATED MAY 1, 2003


EQUI-VEST(R) TSA and EDC contracts (Series 100 and Series 200)
Offered to Certain Public School Employees Within the State of Virginia
--------------------------------------------------------------------------------


This supplement modifies certain information contained in the May 1, 2003 Prospectus or Supplement to Prospectus (the "Prospectus") for EQUI-VEST(R) group and individual deferred variable annuity contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life").


Equitable Life will offer its EQUI-VEST(R) Series 100 and Series 200 EDC and TSA contracts, modified as described below, (the "Modified EDC and TSA Agreement") only to certain participants in the EDC and TSA plans sponsored by a public education institution within the State of Virginia. This Supplement describes material regarding the annual administrative charge for EDC and TSA contracts. Terms in this Supplement have the same meaning as in the Prospectus.


o Annual Administrative Charge. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

    "For EDC and TSA contracts issued to certain public school participants within the State of Virginia, with EDC and TSA plans, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year."










        FOR USE ONLY WITH EDC AND TSA CONTRACTS IN THE STATE OF VIRGINIA

x00475

The Equitable Life Assurance Society of the United States


SUPPLEMENT DATED MAY 1, 2003, TO THE EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS ("EQUI-VEST(R)") PROSPECTUS AND THE TSA ADVANTAGE SUPPLEMENT ("SERIES 600")
--------------------------------------------------------------------------------


This supplement, which is for use in the state of Washington ONLY, modifies certain information in the above-referenced Prospectus and Supplement. Unless otherwise indicated, all other information in the Prospectus and Supplement remains unchanged. The modifications are as follows:


(1) All references to the "Fixed Maturity Options ("FMOs")" are deleted in their entirety. The contracts described in the above-referenced Prospectus and Supplement do not offer FMOs.**

**The incidental reference to "fixed maturity options" at the top of page 5 in the Series 600 Supplement, however, is not deleted.


(2) In "Charges and Expenses" under "Annual administrative charge," the seventh paragraph in the EQUI-VEST(R) Prospectus and the fourth paragraph in the Series 600 Supplement are deleted in their entirety and replaced with the following:

    The charge is deducted pro rata from the variable investment options. If your account value is allocated 100% to the guaranteed interest option, the charge will be waived.


(3) APPLICABLE TO EQUI-VEST(R) PROSPECTUS CONTRACTS ONLY:


    o All references to "Trusteed (sometimes referred to as "Unincorporated and/or Corporate Trusteed") contracts are deleted in their entirety. These contracts are not available through the above-referenced Prospectus.


    o In "Charges and expenses" under "Withdrawal charge for Series 300 and 400 contracts," the following paragraph is added immediately following the first paragraph:


            For SIMPLE IRA contracts, in the case of surrenders, we will pay you the greater of (i ) the cash value, or (ii) the free withdrawal amount plus 94% of the remaining account value. For issue ages 60 and older, the percentage is 95% in the 5th contract year following a contribution; for issue ages under 60, the percentage is 94.5% in the 6th contract year following a contribution.


    o In "Charges and expenses" under "Disability, terminal illness or confinement to a nursing home," the first bullet in the last paragraph is deleted in its entirety and replaced with the following:


                o after six (for SIMPLE IRA contracts, five) contract years and the annuitant is at least age 59 1/2; or



                     FOR USE IN THE STATE OF WASHINGTON ONLY


Form Number 888-1326A                                Cat No. 129484

                                                                          x00478

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (a)      Financial Statements included in Part B.


             1.  Separate Account A:
                 -------------------
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 2002;
                 - Statements of Operations for the Year Ended December 31,
                   2002;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 2002 and 2001;
                 - Notes to Financial Statements;
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP

            2.   The Equitable Life Assurance Society of the United States:
                 ---------------------------------------------------------
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP;
                 - Consolidated Balance Sheets as of December 31, 2002 and 2001;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 2002, 2001 and 2000;
                 - Consolidated Statements of Equity for Years Ended
                   December 31, 2002, 2001 and 2000;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 2002, 2001 and 2000; and
                 - Notes to Consolidated Financial Statements.


           (b)   Exhibits.

           The following exhibits are filed herewith:


            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.


                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 2-30070 on
                          April 25, 2001.

            4.   (a)      Form of Group Annuity Contract No. 11929 CI,
                          amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No.
                          119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity
                          Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of
                          Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P;
                          Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract
                          No. 11937C NQ, endorsements and amendments thereto;
                          Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I;
                          previously filed with this Registration Statement No.
                          2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                 (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (d) Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (h) Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, previously filed on December 20, 2001.

                 (i) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (j) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (k) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                 (l) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.

                 (m) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (n) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (o) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (p) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (q) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (r) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (s) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                 (t) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 26, 2000.

                 (u) Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (v) Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T previously filed with this Registration Statement File No. 2-30070 on
                          April 25, 2001.

                 (w) Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (x) Form of Amendment to Equivest Series 200 Contract previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                 (y) Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages previously filed with this Registration Statement, File No. 2-30070 on July 11, 2002.

                 (z) Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System previously filed with this Registration Statement No. 2-30070 on July 11, 2002.

                 (a)(a) Form of Endorsement for series 200 EDC plans, No. 2002EDC(10/02).

                 (b)(b) Form of Endorsement for series 100 EDC plans, No. 2002EDC-100.

                 (c)(c) Form of Group Annuity Contract for series 200 EDCA contracts, No. 2002EDCA.

            5.   (a)  Forms of Applications and Requests for Enrollment for
                      Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

            6.   (a)  Copy of the Restated Charter of Equitable, as amended
                      January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

            7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.


            8.   (a)  Form of Participation Agreement among EQ Advisors Trust,
                      Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953), filed on August 28, 1997.

                 (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC., and AXA Advisors, LLC, previously filed with this Registration Statement File No. 2-30070 on December 5, 2001.

             9.  (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992, refiled electronically on July 10, 1998.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (d) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered for Momentum, previously filed with this Registration Statement No. 2-30070 on February 28, 1996.

            10.  (a)  Powers of Attorney previously filed with this Registration
                      Statement, File No. 2-30070 on April 26, 2000.

                 (b) Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (c)  Consent of PricewaterhouseCoopers LLP.

                 (d) Powers of Attorney, incorporated herein by reference to Exhibit No. 27(n)(iii) Registration Statement No. 333-103199, filed on April 4, 2003.

            11.  Not applicable.

            12.  Not applicable.


            13.  (a)  Schedules for computation of Money Market Fund Yield quotations, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically on July 10, 1998.

                 (b) Formulae for Determining "30-Day Yields" for Equi-Vest Series Contracts Invested In One Investment Fund (Intermediate Government Securities, Quality Bond or High Yield) of The Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Separate Account A Performance Values Worksheets One-Year Standardized Performance, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically on July 10, 1998.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
VIVENDI UNIVERSAL and
42, avenue de Friedland
75008 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Saks Fifth Avenue Enterprises
12 East 49th Street
New York, NY  10017

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY 11439


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Selig Ehrlich                              Executive Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*MaryBeth  Farrell                          Executive Vice President

*John M. Lefferts                           Executive Vice President and
                                            President of Retail Distribution

*Deanna M. Mulligan                         Executive Vice President

*Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), (formerly The Equitable Companies Incorporated), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002


                                                                                        State of   State of               Number of
                                                                              Type of   Incorp. or Principal   Federal      Shares
                                                                             Subsidiary  Domicile  Operation  Tax ID #      Owned
                                                                             ----------  --------  ---------  ---------     -----
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     DE         NY    13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                  ND         ND    45-0373941        1,000
     AXA Financial Services, LLC   (Note 2)                                                 DE         NY    52-2197822            -
        AXA Distribution Holding Corporation  (Note 2)                                      DE         NY    13-4078005        1,000
           AXA Advisors, LLC     (Note 5)                                                   DE         NY    13-4071393            -
           AXA Network, LLC     (Note 6)                                     Operating      DE         NY    06-1555494            -
              AXA Network of Alabama, LLC                                    Operating      AL         AL    06-1562392            -
              AXA Network of Connecticut, Maine and New York, LLC            Operating      DE         NY    13-4085852            -
              AXA Network Insurance Agency of Massachusetts, LLC             Operating      MA         MA    04-3491734            -
              AXA Network of Nevada, Inc.                                    Operating      NV         NV    13-3389068
              AXA Network of Puerto Rico, Inc.                               Operating     P.R.       P.R.   66-0577477
              AXA Network Insurance Agency of Texas, Inc.                    Operating      TX         TX    75-2529724            -
           Paramount Planners, LLC                                           Operating      DE         NY    06-1602479            -
        The Equitable Life Assurance Society of the United States  (Note 2)* Insurance      NY         NY    13-5570651    2,000,000
           The Equitable of Colorado, Inc. *                                 Insurance      CO         CO    13-3198083    1,000,000
           Equitable Deal Flow Fund, L.P.                                    Investment     DE         NY    13-3385076            -
              Equitable Managed Assets, L.P.                                 Investment     DE         NY    13-3385080            -
           Real Estate Partnership Equities (various)                        Investment     **                    -                -
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO         NY         NY    22-2766036            -
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              HCO         DE         NY    13-2677213    5,000,000
           Wil-Gro, Inc                                                      Investment     PA         PA    23-2702404        1,000
           STCS, Inc.                                                        Investment     DE         NY    13-3761592        1,000
           Fox Run, Inc.                                                     Investment     MA         NY    23-2762596        1,000
           FTM Corp.                                                         Investment     MD         MD    13-3778225        1,000
           EVSA, Inc.                                                        Investment     DE         PA    23-2671508           50
           Equitable Rowes Wharf, Inc.                                       Investment     MA         MA    04-3272826        1,000
           Prime Property Funding II, Inc.                                   Operating      DE         NY    13-3961599
           Sarasota Prime Hotels, LLC                                        Investment     FL         GA    58-2330533            -
           ECLL, Inc.                                                        Investment     MI         GA    58-2377569





                                                                                      Parent's
                                                                                     Percent of
                                                                                      Ownership                 Comments
                                                                                      or Control        (e.g., Basis of Control)
                                                                                      ----------        ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                             100.00%
     AXA Financial Services, LLC   (Note 2)                                            100.00%
        AXA Distribution Holding Corporation  (Note 2)                                 100.00%
           AXA Advisors, LLC     (Note 5)                                              100.00%
           AXA Network, LLC     (Note 6)                                               100.00%
              AXA Network of Alabama, LLC                                              100.00%
              AXA Network of Connecticut, Maine and New York, LLC                      100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                       100.00%
              AXA Network of Nevada, Inc.                                              100.00%
              AXA Network of Puerto Rico, Inc.                                         100.00%
              AXA Network Insurance Agency of Texas, Inc.                              100.00%
           Paramount Planners, LLC                                                     100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)*           100.00%          NAIC # 62944
           The Equitable of Colorado, Inc. *                                           100.00%          NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                                    -          G.P & L.P.
              Equitable Managed Assets, L.P.                                                 -          G.P.
           Real Estate Partnership Equities (various)                                        -          **
           Equitable Holdings, LLC  (Notes 3 & 4)                                      100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                     100.00%
           Wil-Gro, Inc.                                                               100.00%
           STCS, Inc.                                                                  100.00%
           Fox Run, Inc.                                                               100.00%
           FTM Corp.                                                                   100.00%
           EVSA, Inc.                                                                  100.00%
           Equitable Rowes Wharf, Inc.                                                 100.00%
           Prime Property Funding II, Inc.                                             100.00%
           Sarasota Prime Hotels, LLC                                                  100.00%
           ECLL, Inc.                                                                  100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002               03/24/03
---------------------------------------------------------

    *   Affiliated Insurer

    ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

                Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

                Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

                Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

            As of SEPTEMBER 30, 2002, AXF and its subsidiaries owned 51.41% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
                   AXF held directly 32,623,675 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital
                     Units (2.09%),
                   ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.50%),
                     and
                   ECMC, LLC owned 24,415,727 Alliance Capital Units (9.77%).

                Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

              In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.95% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock Exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp. was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
---------------------------------------------------------


Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
                Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
                August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
                November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001.
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997.
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING A - EQUITABLE HOLDINGS, LLC


                                                                                        State of   State of                Number of
                                                                             Type of   Incorp. or Principal     Federal      Shares
                                                                            Subsidiary  Domicile  Operation    Tax ID #      Owned
                                                                            ----------  --------  ---------    ---------     -----
AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                        Operating     DE         NY      13-3049038       500
              Equitable Casualty Insurance Company *                         Operating     VT         VT      06-1166226     1,000
              ECMC, LLC   (See Note 4 on Page 2)                             Operating     DE         NY      13-3266813         -
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment    DE         NY      13-3544879         -
              Alliance Capital Management Corporation (See Note 4 on Page 2) Operating     DE         NY      13-3633538       100
                 See Attached Listing B
              Equitable JVS, Inc.                                            Investment    DE         GA      58-1812697     1,000
                 Astor Times Square Corp.                                    Investment    NY         NY      13-3593699       100
                 Astor/Broadway Acquisition Corp.                            Investment    NY         NY      13-3593692       100
                 PC Landmark, Inc.                                           Investment    TX         TX      75-2338215     1,000
                 EJSVS, Inc.                                                 Investment    DE         NJ      58-2169594     1,000
              AXA Distributors, LLC                                          Operating     DE         NY      52-2233674         -
                 AXA Distributors Insurance Agency of Alabama, LLC           Operating     DE         AL      52-2255113         -
                 AXA Distriburors Insurance Agency, LLC                      Operating     DE     CT, ME,NY   06-1579051         -
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating     MA         MA      04-3567096         -
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating     TX         TX      74-3006330     1,000
              J.M.R. Realty Services, Inc.                                   Operating     DE         NY      13-3813232     1,000
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating     DE         NJ      22-3492811       100



                                                                                         Parent's
                                                                                        Percent of
                                                                                        Ownership          Comments
                                                                                        or Control (e.g., Basis of Control)
                                                                                        ---------- ------------------------

AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                                      100.00%
              Equitable Casualty Insurance Company *                                       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                           100.00%
                 Equitable Capital Private Income & Equity                                           ECMC is G.P.
                   Partnership II, L.P.                                                          -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)               100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                                          100.00%
                 Astor Times Square Corp.                                                  100.00%
                 Astor/Broadway Acquisition Corp.                                          100.00% G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                                         100.00%
                 EJSVS, Inc.                                                               100.00%
              AXA Distributors, LLC                                                        100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                         100.00%
                 AXA Distriburors Insurance Agency, LLC                                    100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC                   100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.                          100.00%
              J.M.R. Realty Services, Inc.                                                 100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                100.00%



*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA
            Distributors, LLC.



AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                            State of   State of            Number of
                                                                                 Type of   Incorp. or Principal   Federal     Shares
                                                                                Subsidiary  Domicile  Operation  Tax ID #     Owned
                                                                                ----------  --------  ---------  ---------    -----
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation


                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)Operating      DE         NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating      DE         NY    13-3434400
                    Albion Alliance LLC                                         Operating      DE         NY    13-3903734
                    Cursitor Alliance LLC                                          HCO         DE         MA    22-3424339
                       Cursitor Eaton Asset Management Co.                      Operating      NY         MA    13-3379955
                    Alliance Capital Management LLC                                HCO         DE         NY
                       Sanford C. Bernstein & Co., LLC                          Operating      DE         NY
                    Alliance Capital Management Corp. of Delaware                  HCO         DE         NY    13-2778645        10
                       ACAM Trust Company Private Ltd.                          Operating    India      India        -
                       ACM Global Investor Services S.A.                        Operating     Lux.       Lux.        -
                          ACM Fund Services (Espana) S.L.                       Operating    Spain      Spain        -
                       ACM International (France) SAS                           Operating    France     France       -
                       ACM Software Services Ltd.                               Operating      DE         NY    13-3910857
                       Alliance Barra Research Institute, Inc.                  Operating      DE         NY    13-3548918     1,000
                       Alliance Capital Asset Management (Japan) Ltd            Operating    Japan      Japan        -
                       Alliance Capital Australia Limited                       Operating    Aust.      Aust.        -
                          Far Eastern Alliance Asset Management                 Operating    Taiwan     Taiwan       -
                       Alliance Capital Global Derivatives Corp.                Operating      DE         NY    13-3626546     1,000
                       Alliance Capital Latin America Ltd.                      Operating    Brazil     Brazil       -
                       Alliance Capital Limited                                 Operating     U.K.       U.K.        -       250,000
                          Alliance Capital Services Ltd.                        Operating     U.K.       U.K.        -         1,000
                             Dimensional Trust Management Ltd.                  Operating     U.K.       U.K.        -        50,000
                       Alliance Capital (Luxembourg) S.A.                       Operating     Lux.       Lux.        -         3,999
                       Alliance Capital Management (Asia) Ltd.                  Operating      DE     Singapore 13-3752293
                       Alliance Capital Management Australia Limited            Operating    Aust.      Aust.        -
                       Alliance Capital Management Canada, Inc.                 Operating      DE       Canada  13-3630460    18,750
                       Alliance Capital Management New Zealand Limited          Operating     N.Z.       N.Z.        -


                                                                               Parent's
                                                                              Percent of
                                                                              Ownership          Comments
                                                                              or Control (e.g., Basis of Control)
                                                                              ---------- ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                    owns 1% GP interest in Alliance Capital
                                                                                         Management L.P. and 100,000 GP units in
                                                                                         Alliance Capital Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page          -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                           37.60% Equitable Life = 4.7%; 3rd parties = 57.7%
                    Cursitor Alliance LLC                                        100.00%
                       Cursitor Eaton Asset Management Co.                       100.00%
                    Alliance Capital Management LLC                              100.00%
                       Sanford C. Bernstein & Co., LLC                           100.00%
                    Alliance Capital Management Corp. of Delaware                100.00%
                       ACAM Trust Company Private Ltd.                           100.00%
                       ACM Global Investor Services S.A.                          99.00% Alliance Capital Oceanic Corp. owns 1%
                          ACM Fund Services (Espana) S.L.                        100.00%
                       ACM International (France) SAS                            100.00%
                       ACM Software Services Ltd.                                100.00%
                       Alliance Barra Research Institute, Inc.                   100.00%
                       Alliance Capital Asset Management (Japan) Ltd             100.00%
                       Alliance Capital Australia Limited                        100.00%
                          Far Eastern Alliance Asset Management                   20.00% 3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                 100.00%
                       Alliance Capital Latin America Ltd.                        99.00% Alliance Capital Oceanic Corp. owns 1%
                       Alliance Capital Limited                                  100.00%
                          Alliance Capital Services Ltd.                         100.00%
                             Dimensional Trust Management Ltd.                   100.00%
                       Alliance Capital (Luxembourg) S.A.                         99.98% Alliance Cap. Oceanic Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                   100.00%
                       Alliance Capital Management Australia Limited              50.00% 3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  100.00%
                       Alliance Capital Management New Zealand Limited            50.00% 3rd parties = 50%


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                          State of   State of              Number of
                                                                               Type of   Incorp. or Principal     Federal    Shares
                                                                              Subsidiary  Domicile  Operation    Tax ID #    Owned
                                                                              ----------  --------  ---------    ---------   -----

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.         Operating  So Africa  So Africa        -
                          Alliance-MBCA Capital (Private) Ltd.                Operating   Zimbabwe   Zimbabwe        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                               Operating    Nambia     Nambia         -
                       Alliance Capital Management (Singapore) Ltd.           Operating  Singapore  Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.              Operating  Mauritius  Mauritius        -
                          Alliance Capital Asset Management (India)Private LtdOperating    India      India          -
                       Alliance Capital Oceanic Corp.                         Operating      DE         NY      13-3441277    1,000
                       Alliance Corporate Finance Group Inc.                  Operating      DE         NY      52-1671668    1,000
                       Alliance Eastern Europe, Inc.                          Operating      DE         NY      13-3802178
                       Alliance Fund Distributors, Inc.                       Operating      DE         NY      13-3191825      100
                       Alliance Global Investor Services, Inc.                Operating      DE         NJ      13-3211780      100
                       Alliance SBS-AGRO Capital Management Co.               Operating    Russia     Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                 Operating   So Korea   So Korea        -
                       New Alliance Asset Management (Asia) Ltd               Operating     H.K.       H.K.          -
                          ACM New-Alliance (Luxembourg) S.A.                  Operating     Lux.       Lux.          -
                       Meiji - Alliance Capital Corp.                         Operating      DE         NY      13-3613617   50,000
                       Sanford C. Bernstein Ltd.                              Operating     U.K.       U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.          Operating     U.K.       U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                  Operating    Aust.      Aust.          -
                       Whittingdale Holdings Ltd.                             Operating     U.K.       U.K.          -
                          ACM Investments Ltd.                                Operating     U.K.       U.K.          -
                          Alliance Asset Allocation Ltd.                      Operating     U.K.       U.K.          -
                          Alliance Capital Whittingdale Ltd.                  Operating     U.K.       U.K.          -
                          Alliance Cecogest S.A.                              Operating    France     France         -
                          Cursitor Alliance Services Ltd.                     Operating     U.K.       U.K.          -
                          Cursitor Holdings Ltd.                              Operating     U.K.       U.K.          -
                             Draycott Partners. Ltd.                          Operating      MA        U.K.     98-0116774
                             Cursitor Management Co. S.A.                     Operating     Lux.       Lux.          -
                          Whittingdale Nominees Ltd.                          Operating     U.K.       U.K.          -



                                                                                    Parent's
                                                                                   Percent of
                                                                                   Ownership          Comments
                                                                                   or Control (e.g., Basis of Control)
                                                                                   ---------- ------------------------

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.ofDelaware(Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                  80.00% 3rd parties = 20%
                          Alliance-MBCA Capital (Private) Ltd.                         50.00% 3rd parties = 50%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                                       100.00%
                       Alliance Capital Management (Singapore) Ltd.                   100.00%
                       Alliance Capital (Mauritius) Private Ltd.                      100.00%
                          Alliance Capital Asset Management (India) Priv               75.00% 3rd parties = 25%
                       Alliance Capital Oceanic Corp.                                 100.00% inactive
                       Alliance Corporate Finance Group Inc.                          100.00%
                       Alliance Eastern Europe, Inc.                                  100.00%
                       Alliance Fund Distributors, Inc.                               100.00%
                       Alliance Global Investor Services, Inc.                        100.00% formerly, Alliance Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                        49.00% 3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                          20.00% 3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                        50.00% 3rd parties = 50%
                          ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       Meiji - Alliance Capital Corp.                                  50.00% Meiji Mutual Life owns 50%
                       Sanford C. Bernstein Ltd.                                      100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       Sanford C. Bernstein Proprietary Ltd.                          100.00%
                       Whittingdale Holdings Ltd.                                     100.00%
                          ACM Investments Ltd.                                        100.00%
                          Alliance Asset Allocation Ltd.                              100.00%
                          Alliance Capital Whittingdale Ltd.                          100.00%
                          Alliance Cecogest S.A.                                      100.00%
                          Cursitor Alliance Services Ltd.                             100.00%
                          Cursitor Holdings Ltd.                                      100.00%
                             Draycott Partners. Ltd.                                  100.00%
                             Cursitor Management Co. S.A.                             100.00%
                          Whittingdale Nominees Ltd.                                  100.00%

Item 27.        Number of Contractowners
                ------------------------

                As of February 28, 2003, there were 840,094 owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.




Item 28.        Indemnification
                ---------------

           (a)  Indemnification of Directors and Officers

                The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.
                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to a2ny action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                              (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriter
           --------------------------------------------

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

           (c) Undertaking
           ---------------

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

          (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account 49, Separate Account I, Separate Account FP, EQ Advisors Trust and AXA Premier VIP Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.




NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Executive Vice President and Director

*Jerald E. Hampton                    Vice Chairman of the Board and Director

*John M. Lefferts                     President, Chief Executive Officer and
                                      Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Michael S. Martin                    Chairman of the Board and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 David Conine                         Director
 1345 Avenue of the Americas
 33rd Floor
 New York, NY 10105

*Fred Folco                           Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

*Geoffrey H. Radbill                  Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Denise DiBlasi                       Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*James Goodwin                        Senior Vice President

*Robert Schmidt                       Senior Vice President

*Jeffrey Green                        Senior Vice President

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Eric Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Chief Operations
                                      Officer

*Donna M. Dazzo                       First Vice President

*Beth Andreozzi                       Vice President

*Peter Mastrantuono                   First Vice President

*Philomena Scamardella                First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

*Mary E. Cantwell                     Vice President

*Catherine Genty                      Vice President

*Gisela Jackson                       Vice President

*Frank Massa                          Vice President

*Jose Montenegro                      Vice President

*Sandi Narvaez                        Vice President

*Edna Russo                           Vice President

*Michael Ryniker                      Vice President

*James Woodley                        Vice President

*Frank Acierno                        Assistant Vice President

*Charlton Bulkin                      Assistant Vice President

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americans, New York, NY 10104 and 135 West 50th St., New York, NY 10020, and the 135 West 50th street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096.


Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, Equitable Life has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 17th day of April, 2003


                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Robin Wagner
                                               -------------------------
                                                   Robin Wagner
                                                   Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 17th day of April, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

April 17, 2003

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------

 4(a)(a)        Form of Endorsement for series 200 EDC plans      EX-99.4aa

 4(b)(b)        Form of Endorsement for series 100 EDC plans      EX-99.4bb

 4(c)(c)        Form of Group Annuity Contract for series 200
                 EDCA Contracts                                   EX-99.4cc

10(c)           Consent of Independent Accountants                EX-99.10c